                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number                811-07820
                                   ---------------------------------------------

                    AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                  4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

      CHARLES A. ETHERINGTON, 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:       816-531-5575
                                                    ----------------------------

Date of fiscal year end:          03-31
                          ------------------------------------------------------

Date of reporting period:         09-30-2008
                          ------------------------------------------------------

ITEM 1.  REPORTS TO STOCKHOLDERS.

[front cover]

SEMIANNUAL REPORT
SEPTEMBER 30, 2008

[american century investments logo and text logo ®]

AMERICAN CENTURY INVESTMENTS

MID CAP VALUE FUND
SMALL CAP VALUE FUND

PRESIDENT'S LETTER

[photo of Jonathan Thomas]

JONATHAN THOMAS

Dear Investor:

Thank you for taking time to review the following discussions, from our experienced portfolio management team, of the fund reporting period ended
September 30, 2008. It was a time of enormous upheaval and change. We understand and appreciate the challenges you have faced during this historic period, and share your concerns about the economy, the markets, and fund holdings. To help address these issues, I'd like to provide my perspective on how we have managed--and continue to manage--your investments in these uncertain times.

As a company, American Century Investments® is well positioned to deal with market turmoil. We are financially strong and privately held, which allows us to align our resources with your long-term investment interests. In addition, our actively managed, team-based approach allows our portfolio teams to identify attractive investment opportunities regardless of market conditions.

Our seasoned investment professionals have substantial experience and have successfully navigated previous market crises. These portfolio managers and analysts continue to use a team approach and follow disciplined investment processes designed to produce the best possible long-term results for you. For example, our equity investment teams are working closely with our fixed income group to monitor and assess credit crisis developments. The fixed income team anticipated dislocation in the credit markets and--through its disciplined processes and teamwork--helped reduce our exposure to investments that suffered substantial losses.

How soon a sustainable recovery will occur is uncertain. But I am certain of this: Since 1958, we've demonstrated a consistent ability to execute solid, long-term investment strategies and the discipline to remain focused during times of volatility or shifts in the markets. We've stayed true to our principles, especially our belief that your success is the ultimate measure of our success.

Thank you for your continued confidence in us.

Sincerely,

/s/Jonathan Thomas

Jonathan S. Thomas
President and Chief Executive Officer
American Century Investments

     Market Perspective . . . . . . . . . . . . . . . . . . . . . . . . .      2
      U.S. Stock Index Returns. . . . . . . . . . . . . . . . . . . . . .      2

MID CAP VALUE

SMALL CAP VALUE

FINANCIAL STATEMENTS

OTHER INFORMATION

     Approval of Management Agreements for Mid Cap Value

The opinions expressed in the Market Perspective and each of the Portfolio
Commentaries reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century
Investments or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American
Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century
Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities.
Performance information for comparative indices and securities is provided to
American Century Investments by third party vendors. To the best of American
Century Investments' knowledge, such information is accurate at the time of printing.

MARKET PERSPECTIVE

[photo of Chief Investment Officer]

By Phil Davidson, Chief Investment Officer, U.S. Value Equity

FINANCIAL SYSTEM SHAKEN

A series of startling events put downward pressure on the U.S. equity market during the six months ended September 30, 2008. The U.S. financial system remained mired in unprecedented credit-market turmoil, which intensified throughout the six-month period. The credit and liquidity stress reached critical mass in September, when the federal government's takeover of mortgage lenders Fannie Mae and Freddie Mac, and its rescue of insurer AIG were followed by the bankruptcy of Lehman Brothers and Bank of America's acquisition of troubled Merrill Lynch. A number of other major financial firms faced similar circumstances.

Few investors anticipated the scope of the credit crunch, which has blossomed into a full-blown financial crisis. The adverse effects are being felt on a global scale--the U.S. economy is likely already facing a recession as job losses mount and consumer spending withers, and the malaise is quickly spreading throughout the rest of the world's economies. The U.S. government and the Federal Reserve have taken extraordinary steps to provide support for the flagging financial system, and other governments and central banks are expected to follow suit.

In the stock market, volatility reached extreme levels on a day-to-day basis as investors lost confidence in the financial system and the ability of the government to remedy the situation. As a result, the major stock indexes slumped for the six-month period (see the accompanying table).

VALUE OUTPERFORMED

In this challenging environment, value stocks generally held up better than growth-oriented issues. Against a persistent backdrop of market uncertainty and heightened volatility, companies with attractive valuation characteristics became beacons for risk-averse investors. However, security selection took on greater importance as the market became rife with "value traps"--stocks that are inexpensive for good reason.

Our value funds stand to benefit from an increased emphasis on selectivity, thanks to our risk-conscious focus on robust balance sheets, competitive strength, cash flows, and earnings power. We believe these characteristics are indicative of higher-quality companies that will successfully weather the current financial storm.

U.S. Stock Index Returns
For the six months ended September 30, 2008*

RUSSELL 1000 INDEX (LARGE-CAP)           -11.06%
Russell 1000 Value Index                 -11.10%
Russell 1000 Growth Index                -11.23%

RUSSELL MIDCAP INDEX                     -10.58%
Russell Midcap Value Index                -7.46%
Russell Midcap Growth Index              -13.93%

RUSSELL 2000 INDEX (SMALL-CAP)            -0.54%
Russell 2000 Value Index                   1.24%
Russell 2000 Growth Index                 -2.83%

* Total returns for periods less than one year are not annualized.

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2

PERFORMANCE
Mid Cap Value

Total Returns as of September 30, 2008
                                           Average Annual Returns
                                                    Since           Inception
                   6 months(1)    1 Year          Inception            Date

INVESTOR CLASS        -1.39%     -14.36%            7.97%            3/31/04

RUSSELL MIDCAP
VALUE INDEX(2)        -7.46%     -20.50%            6.46%               --

Institutional
Class                 -1.30%     -14.19%            8.62%             8/2/04

Advisor Class         -1.52%     -14.58%            5.90%            1/13/05

R Class               -1.55%     -14.79%            2.89%            7/29/05

(1) Total returns for periods less than one year are not annualized.

(2) Data provided by Lipper Inc. - A Reuters Company. ©2008 Reuters. All
rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

  The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
Although carefully verified, data on compilations is not guaranteed by Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

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3

Mid Cap Value

Growth of $10,000 Over Life of Class

$10,000 investment made March 31, 2004

One-Year Returns Over Life of Class
Periods ended September 30
                                2004*    2005    2006     2007      2008

Investor Class                  2.80%   20.48%  15.22%   15.59%   -14.36%

Russell Midcap Value Index      3.50%   26.13%  12.28%   13.75%   -20.50%

* From 3/31/04, the Investor Class's inception date. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

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4

PORTFOLIO COMMENTARY
Mid Cap Value

Portfolio Managers: Kevin Toney, Michael Liss, and Phil Davidson

PERFORMANCE SUMMARY

Mid Cap Value returned -1.39%* for the six months ended September 30, 2008. By comparison, the median return for Morningstar's Mid Cap Value category (whose performance, like Mid Cap Value's, reflects fund operating expenses) was
-9.48%.** The fund's benchmark, the Russell Midcap Value Index, returned
-7.46%. Its returns do not include operating expenses.

The volatile market environment described in the Market Perspective on page 2 hampered Mid Cap Value's absolute performance. However, on a relative basis, the portfolio significantly outpaced the performance of its benchmark, the
Russell Midcap Value Index. Mid Cap Value outperformed because of effective security selection and our continued emphasis on less-risky businesses with sound balance sheets. The portfolio benefited most from its position in the utilities, consumer staples, and materials sectors. Its mix of energy stocks hindered relative performance. The portfolio's complement of international holdings also restrained performance.

Since its inception on March 31, 2004, Mid Cap Value has produced an average annual return of 7.97%, topping the returns for that period for Morningstar's
Mid Cap Value category median** and the Russell Midcap Value Index (see the performance information on pages 3-4).

ALLOCATION TO UTILITIES WAS A PLUS

Mid Cap Value's position in utilities was the largest contributor to relative performance. Because of valuations and higher-risk business models, we did not hold any independent power producers, which declined 57% in the benchmark.
Investors appear to have connected these companies to both the credit crisis and the sharp drop in energy prices in the closing months of the period.

Security selection, particularly among electric utilities, also boosted results. A significant holding was Empire District Electric, which principally provides electricity to customers in southwestern Missouri. By obtaining regulatory approval to pass through most of its fuel and power costs to ratepayers, Empire limited its exposure to rising commodity prices.

Top Ten Holdings as of September 30, 2008
                                        % of         % of
                                     net assets   net assets
                                        as of        as of
                                       9/30/08      3/31/08
iShares Russell Midcap
Value Index Fund                        4.0%          --
Kimberly-Clark Corp.                    3.4%         2.9%
People's United Financial, Inc.         2.8%         1.5%
Equitable Resources Inc.                2.2%         1.2%
ConAgra Foods, Inc.                     2.0%         1.3%
Marsh & McLennan Cos., Inc.             2.0%         1.4%
Bemis Co., Inc.                         1.9%         3.4%
Chubb Corp.                             1.8%         0.6%
Beckman Coulter, Inc.                   1.7%         1.7%
Allstate Corp.                          1.7%         1.4%

 * All fund returns referenced in this commentary are for Investor Class shares. Total returns for periods less than one year are not annualized.

** The one-year and since inception average returns as of September 30, 2008, for Morningstar's Mid Cap Value category were -21.47% and 4.10%, respectively.
©2008 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers: (2)
may not be copied or distributed: and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

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5

Mid Cap Value

CONSUMER STAPLES ADDED VALUE

The portfolio's mix of consumer staples companies--particularly its food and household products holdings--added positively to performance against the benchmark. A top contributor was personal-care and paper-product manufacturer,
Kimberly-Clark Corp., which benefited from cost cutting and price increases.
We believe the company's margins could improve if the cost of energy, oil-based materials, and product distribution continue to decline.

The consumer staples sector was also the source of an international detractor,
Maple Leaf Foods. A leading food processor headquartered in Toronto, Canada,
Maple Leaf experienced a setback when many of its products were linked to a harmful strain of listeria, a food-borne bacteria.

MATERIALS CONTRIBUTED

In materials, an overweight position and security selection added to results.
A top performer was Bemis Co., one of the portfolio's top holdings. Bemis, a major producer of flexible packaging, primarily for the food industry, reported improved sales volume and should benefit from lower resin input costs. Another notable contributor was Rohm and Haas, a specialty chemical company. Its stock rose on the news that it would be acquired at a substantial premium by Dow Chemical.

ENERGY POSITION HAMPERED RESULTS

The portfolio's complement of energy stocks slowed relative performance. The sector also provided a significant detractor, Equitable Resources, which is an integrated energy company engaged in Appalachian-region natural gas activities, including production, gathering and processing, distribution, transmission, storage, and marketing. Despite its strong resource base,
Equitable's prospects dimmed as natural gas prices fell and its access to capital was restricted by tight credit conditions, which may hinder its ability to execute its growth plans.

OUTLOOK

We continue to follow our disciplined, bottom-up process, selecting companies one at a time for the portfolio. We see opportunities in consumer staples, utilities, materials, and industrials stocks, reflected by overweight positions in these sectors, relative to the benchmark. Our fundamental analysis and valuation work are also directing us toward smaller relative weightings in financials, consumer discretionary, and energy stocks.

PORTFOLIO MANAGER SCOTT MOORE HAS LEFT AMERICAN CENTURY INVESTMENTS TO PURSUE
ANOTHER CAREER OPPORTUNITY. PORTFOLIO MANAGER KEVIN TONEY HAS JOINED THE MID
CAP VALUE MANAGEMENT TEAM. MR. TONEY, A PORTFOLIO MANAGER ON THE EQUITY INCOME
AND VALUE PORTFOLIOS, PREVIOUSLY SERVED AS A SENIOR INVESTMENT ANALYST FOR MID
CAP VALUE SINCE ITS INCEPTION.

Top Five Industries as of September 30, 2008
                                       % of          % of
                                    net assets    net assets
                                      as of          as of
                                     9/30/08        3/31/08
Insurance                              8.6%          6.2%
Electric Utilities                     6.8%          5.8%
Multi-Utilities                        4.9%          3.4%
Oil, Gas & Consumable Fuels            4.6%          2.0%
Food Products                          4.6%          9.2%

Types of Investments in Portfolio
                                       % of          % of
                                    net assets    net assets
                                      as of          as of
                                     9/30/08        3/31/08
Common Stocks                         98.6%          96.6%
Temporary
Cash Investments                       1.4%          1.5%
Other Assets
and Liabilities(1)                    --(2)          1.9%

(1) Includes securities lending collateral and other assets and liabilities.

(2) Category is less than 0.05% of total net assets.

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6

PERFORMANCE
Small Cap Value

Total Returns as of September 30, 2008
                                         Average Annual Returns
                       6          1        5       10       Since     Inception
                   months(1)     year    years    years   Inception     Date

INVESTOR
CLASS                -0.92%    -13.57%   9.32%   13.00%     11.63%     7/31/98

RUSSELL 2000
VALUE INDEX(2)       1.24%     -12.25%   9.45%   10.14%     8.72%        --

Institutional
Class                -0.78%    -13.36%   9.55%     --       12.55%    10/26/98

Advisor
Class                -1.10%    -13.82%   9.05%     --       13.06%    12/31/99

(1) Total returns for periods less than one year are not annualized.

(2) Data provided by Lipper Inc. - A Reuters Company. ©2008 Reuters. All
rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

  The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
Although carefully verified, data on compilations is not guaranteed by Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. Historically, small company stocks have been more volatile than the stocks of larger, more established companies. The fund's performance may be affected by investments in initial public offerings.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
7

Small Cap Value

Growth of $10,000 Over 10 Years

$10,000 investment made September 30, 1998

One-Year Returns Over 10 Years
Periods ended September 30
                1999      2000     2001      2002       2003      2004      2005      2006       2007      2008
Investor
Class          13.25%    21.76%   27.06%    -1.21%     25.63%    24.21%    20.19%     8.94%     11.13%    -13.57%

Russell
2000
Value
Index          5.83%     15.36%    5.61%    -1.47%     31.66%    25.66%    17.75%    14.01%     6.09%     -12.25%

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. Historically, small company stocks have been more volatile than the stocks of larger, more established companies. The fund's performance may be affected by investments in initial public offerings.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
8

PORTFOLIO COMMENTARY
Small Cap Value

Portfolio Managers: Ben Giele and James Pitman

PERFORMANCE SUMMARY

Small Cap Value returned -0.92%* for the six months ended September 30, 2008.
By comparison, its benchmark, the Russell 2000 Value Index, returned 1.24%.
The portfolio's returns reflect operating expenses while the index's returns do not. The Lipper Small-Cap Value Funds Index, which includes operating expenses, returned -4.07%.**

The volatile market environment described in the Market Perspective on page 2 hampered Small Company Value's performance on both an absolute and relative basis. U.S. equity indices were almost universally down for the six months.
Nevertheless, we continued our emphasis on less-risky businesses with sound balance sheets. Investments in the energy and financials sector slowed relative progress. The portfolio's small complement of international holdings also restrained performance. Contributing the most were holdings among health care and information technology stocks.

Since Small Cap Value's inception on July 31, 1998, the portfolio has produced an average annual return of 11.63%, outpacing the benchmark's return of 8.72%
and the 8.38% return of the Lipper Small-Cap Value Funds Index for the same period (see performance information on pages 7-8).

ENERGY HAMPERED PROGRESS

The portfolio's overweight in the energy sector was a drag on results. As energy prices declined during the third quarter, many of these names underperformed. The energy equipment and services industry provided two significant detractors: Global Industries Ltd., an offshore construction company that builds pipelines and drilling platforms around the world; and
North American Energy Partners, based in Edmonton, Canada--a leading resource provider to major oil and natural gas companies, with a primary focus on the
Canadian oil sands.

Global Industries reported a second-quarter loss after bad weather and scheduling problems interrupted normal business operations. North American
Energy's margins were pressured during the period by production challenges on a single mining project, as well as an intensifying level of competition in the western Canadian oil sands region.

Top Ten Holdings as of September 30, 2008
                                          % of         % of
                                       net assets   net assets
                                          as of        as of
                                         9/30/08      3/31/08
HCC Insurance Holdings, Inc.              2.9%         2.4%
Aspen Insurance Holdings Ltd.,
5.625%, 12/31/49 (Conv. Pref.)            2.2%         1.8%
Sybase, Inc.                              1.5%         2.1%
Global Industries Ltd.                    1.5%         0.4%
Parametric Technology Corp.               1.5%         2.5%
Great Plains Energy Inc.                  1.4%         0.8%
Bemis Co., Inc.                           1.3%         1.3%
DHT Maritime, Inc.(1)                     1.2%         0.9%
Ares Capital Corp.                        1.2%         0.7%
Federated Investors Inc. Cl B             1.2%          --

(1) Formally Double Hull Tankers Inc.

 * All fund returns referenced in this commentary are for Investor Class shares. Total returns for periods less than one year are not annualized.

** The Lipper Small-Cap Value Funds Index returned -16.35%, 8.65% and 10.15%
for the one-, five-and ten-year periods ended September 30, 2008, respectively.

------
9

Small Cap Value

FINANCIALS DETRACTED

Small Cap Value's position in the financials sector slowed relative performance. The portfolio was underweight commercial banks, which was one of the top-performing industries in the benchmark. One of our holdings, MCG
Capital Corp. (MCG), was a key detractor. MCG, which provides capital to finance activities such as acquisitions, recapitalizations, and buyouts, declined on fears of credit losses, the need for additional capital, and the company's announcement that it would pay no dividend in 2008.

HEALTH CARE ENHANCED RESULTS

Small Cap Value's position in the health care sector was the largest positive contributor to relative performance. Our mix of pharmaceutical names was particularly advantageous. A notable contributor was Sciele Pharma, an
Atlanta-based pharmaceutical company. Sciele's stock price rose on news that the firm would be acquired at a significant premium by Japan's Shionogi & Co., which is seeking to expand its U.S. presence.

INFORMATION TECHNOLOGY CONTRIBUTED

Our mix of information technology names boosted the portfolio's results versus the benchmark. A top contributor was Parametric Technology, a leader in mechanical design automation. The company benefited from increased demand for its software in Asia, a broader suite of products, and acquisitions that could help it improve operating performance. In addition, Parametric is reportedly approaching bidders in an attempt to sell itself.

OUTLOOK

We continue to be bottom-up investment managers, evaluating each company individually and building the portfolio one stock at a time. In our search for companies that are undervalued, we will structure exposure to market segments based on the attractiveness of individual companies. The portfolio is broadly diversified, with larger positions than the benchmark in energy, information technology, and health care. Our fundamental analysis and valuation work is also directing us toward a smaller relative weighting in financials stocks.

Top Five Industries as of September 30, 2008
                                       % of         % of
                                    net assets   net assets
                                       as of        as of
                                      9/30/08      3/31/08
Insurance                              10.1%        8.6%
Commercial Banks                       5.5%         6.0%
Software                               5.5%         5.9%
Capital Markets                        5.4%         4.3%
Energy Equipment & Services            4.0%         3.3%

Types of Investments in Portfolio
                                       % of         % of
                                    net assets   net assets
                                       as of        as of
                                      9/30/08      3/31/08
Common Stocks & Rights                 92.8%        92.2%
Convertible
Preferred Stocks                       3.0%         2.8%
Preferred Stocks                       1.2%         1.0%

TOTAL EQUITY EXPOSURE                  97.0%        96.0%

Temporary
Cash Investments                       3.1%         3.9%
Other Assets
and Liabilities(1)                    (0.1)%        0.1%

(1) Includes securities lending collateral and other assets and liabilities.

------
10

SHAREHOLDER FEE EXAMPLES (UNAUDITED)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2008 to September 30, 2008.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or
Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than
$10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all PERSONAL ACCOUNTS (including American Century
Investments Brokerage accounts) registered under your Social Security number.
PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs
(including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and
certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

------
11

                                                    Expenses Paid
                      Beginning        Ending      During Period*
                       Account     Account Value      4/1/08 -        Annualized
                    Value 4/1/08      9/30/08          9/30/08      Expense Ratio*
Mid Cap Value

ACTUAL

Investor Class         $1,000         $986.10           $4.98           1.00%

Institutional
Class                  $1,000         $987.00           $3.98           0.80%

Advisor Class          $1,000         $984.80           $6.22           1.25%

R Class                $1,000         $984.50           $7.46           1.50%

HYPOTHETICAL

Investor Class         $1,000        $1,020.05          $5.06           1.00%

Institutional
Class                  $1,000        $1,021.06          $4.05           0.80%

Advisor Class          $1,000        $1,018.80          $6.33           1.25%

R Class                $1,000        $1,017.55          $7.59           1.50%

Small Cap Value

ACTUAL

Investor Class         $1,000         $990.80           $6.24           1.25%

Institutional
Class                  $1,000         $992.20           $5.24           1.05%

Advisor Class          $1,000         $989.00           $7.48           1.50%

HYPOTHETICAL

Investor Class         $1,000        $1,018.80          $6.33           1.25%

Institutional
Class                  $1,000        $1,019.80          $5.32           1.05%

Advisor Class          $1,000        $1,017.55          $7.59           1.50%

* Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

------
12

SCHEDULE OF INVESTMENTS
Mid Cap Value

SEPTEMBER 30, 2008 (UNAUDITED)

Shares                                                              Value

Common Stocks -- 98.6%

AEROSPACE & DEFENSE -- 0.4%
    23,000  Northrop Grumman Corp.                             $1,392,422
                                                             ------------
AIRLINES -- 0.3%
    71,603  Southwest Airlines Co.                              1,038,960
                                                             ------------
AUTO COMPONENTS -- 1.0%
    91,032  Autoliv, Inc.                                       3,072,330
                                                             ------------
AUTOMOBILES -- 1.0%
    50,500  Bayerische Motoren Werke AG ORD                     1,970,063
    83,559  Winnebago Industries, Inc.                          1,079,582
                                                             ------------
                                                                3,049,645
                                                             ------------
BEVERAGES -- 1.8%
   220,600  Coca-Cola Enterprises Inc.                          3,699,462
    66,400  Pepsi Bottling Group Inc.                           1,936,888
                                                             ------------
                                                                5,636,350
                                                             ------------
BUILDING PRODUCTS -- 0.2%
    42,548  Masco Corp.                                           763,311
                                                             ------------
CAPITAL MARKETS -- 3.4%
   133,600  AllianceBernstein Holding L.P.                      4,944,536
    80,200  Ameriprise Financial Inc.                           3,063,640
    63,600  Legg Mason, Inc.                                    2,420,616
                                                             ------------
                                                               10,428,792
                                                             ------------
CHEMICALS -- 3.4%
    45,700  Ecolab Inc.                                         2,217,364
   102,839  International Flavors & Fragrances Inc.             4,058,027
    18,201  Minerals Technologies Inc.                          1,080,411
    46,000  Rohm & Haas Co.                                     3,220,000
                                                             ------------
                                                               10,575,802
                                                             ------------
COMMERCIAL BANKS -- 3.7%
   122,000  Associated Banc-Corp                                2,433,900
    41,000  BancorpSouth Inc.                                   1,153,330
    72,320  Commerce Bancshares, Inc.                           3,355,648
   100,016  Marshall & Ilsley Corp.                             2,015,322
    17,506  SunTrust Banks, Inc.                                  787,595
    44,300  Synovus Financial Corp.                               458,505
    38,900  United Bankshares, Inc.                             1,361,500
                                                             ------------
                                                               11,565,800
                                                             ------------
COMMERCIAL SERVICES & SUPPLIES -- 4.4%
    91,900  Avery Dennison Corp.                                4,087,712
    90,960  HNI Corp.                                           2,304,926
    72,459  Pitney Bowes, Inc.                                  2,409,986
    68,398  Republic Services, Inc.                             2,050,572
    88,044  Waste Management, Inc.                              2,772,506
                                                             ------------
                                                               13,625,702
                                                             ------------

Shares                                                              Value

COMMUNICATIONS EQUIPMENT -- 0.6%
   176,700  Emulex Corp.(1)                                    $1,885,389
                                                             ------------
COMPUTERS & PERIPHERALS -- 1.2%
   109,851  Diebold, Inc.                                       3,637,167
                                                             ------------
CONTAINERS & PACKAGING -- 2.6%
   229,284  Bemis Co., Inc.                                     5,988,898
    79,100  Pactiv Corp.(1)                                     1,964,053
                                                             ------------
                                                                7,952,951
                                                             ------------
DISTRIBUTORS -- 1.1%
    83,094  Genuine Parts Co.                                   3,341,210
                                                             ------------
DIVERSIFIED -- 4.2%
   316,000  iShares Russell Midcap Value Index Fund            12,393,520
    10,520  iShares S&P MidCap 400 Index Fund                     761,227
                                                             ------------
                                                               13,154,747
                                                             ------------
DIVERSIFIED FINANCIAL SERVICES -- 0.7%
    67,300  McGraw-Hill Companies, Inc. (The)                   2,127,353
                                                             ------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.2%
    37,500  CenturyTel Inc.                                     1,374,375
    30,000  Embarq Corp.                                        1,216,500
    87,800  Frontier Communications Corp.                       1,009,700
                                                             ------------
                                                                3,600,575
                                                             ------------
ELECTRIC UTILITIES -- 6.8%
   191,882  Empire District Electric Co.                        4,096,681
   161,283  IDACORP, Inc.                                       4,691,722
   214,209  Portland General Electric Co.                       5,068,185
   232,000  Sierra Pacific Resources                            2,222,560
   218,941  Westar Energy Inc.                                  5,044,401
                                                             ------------
                                                               21,123,549
                                                             ------------
ELECTRICAL EQUIPMENT -- 1.4%
   120,700  Hubbell Inc. Cl B                                   4,230,535
                                                             ------------
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS -- 3.3%
    50,800  AVX Corp.                                             517,652
    35,591  Littelfuse, Inc.(1)                                 1,058,120
   196,384  Molex Inc.                                          4,408,821
   108,589  Tyco Electronics Ltd.                               3,003,572
   174,800  Vishay Intertechnology, Inc.(1)                     1,157,176
                                                             ------------
                                                               10,145,341
                                                             ------------
FOOD PRODUCTS -- 4.6%
    32,100  Campbell Soup Co.                                   1,239,060
   312,390  ConAgra Foods, Inc.                                 6,079,109
    49,177  Hershey Co. (The)                                   1,944,459

------
13

Mid Cap Value
Shares                                                              Value

    21,200  Hormel Foods Corp.                                  $ 769,136
    29,900  Kellogg Co.                                         1,677,390
   202,020  Maple Leaf Foods Inc. ORD                           1,622,765
    84,577  Tyson Foods, Inc. Cl A                              1,009,849
                                                             ------------
                                                               14,341,768
                                                             ------------
GAS UTILITIES -- 2.2%
    66,200  AGL Resources Inc.                                  2,077,356
    79,403  Southwest Gas Corp.                                 2,402,735
    68,215  WGL Holdings Inc.                                   2,213,577
                                                             ------------
                                                                6,693,668
                                                             ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 3.5%
    76,612  Beckman Coulter, Inc.                               5,438,686
    89,800  Boston Scientific Corp.(1)                          1,101,846
    21,200  Hospira Inc.(1)                                       809,840
    69,041  Symmetry Medical Inc.(1)                            1,281,401
    32,600  Zimmer Holdings Inc.(1)                             2,104,656
                                                             ------------
                                                               10,736,429
                                                             ------------
HEALTH CARE PROVIDERS & SERVICES -- 1.0%
    41,400  LifePoint Hospitals Inc.(1)                         1,330,596
    31,000  Patterson Companies, Inc.(1)                          942,710
    13,637  Universal Health Services, Inc. Cl B                  764,081
                                                             ------------
                                                                3,037,387
                                                             ------------
HEALTH CARE TECHNOLOGY -- 0.5%
    89,200  IMS Health Inc.                                     1,686,772
                                                             ------------
HOTELS, RESTAURANTS & LEISURE -- 3.0%
   125,733  International Speedway Corp. Cl A                   4,892,271
   230,371  Speedway Motorsports Inc.                           4,487,627
                                                             ------------
                                                                9,379,898
                                                             ------------
HOUSEHOLD DURABLES -- 0.7%
    26,600  Whirlpool Corp.                                     2,109,114
                                                             ------------
HOUSEHOLD PRODUCTS -- 4.2%
    38,300  Clorox Co.                                          2,401,027
   164,523  Kimberly-Clark Corp.                               10,667,671
                                                             ------------
                                                               13,068,698
                                                             ------------
INSURANCE -- 8.6%
   116,004  Allstate Corp.                                      5,350,104
   103,800  Chubb Corp.                                         5,698,620
    94,078  Gallagher (Arthur J.) & Co.                         2,414,041
    18,881  Hartford Financial Services Group Inc. (The)          773,932
    60,600  HCC Insurance Holdings, Inc.                        1,636,200
   194,250  Horace Mann Educators Corp.                         2,499,998
    54,600  Lincoln National Corp.                              2,337,426
   191,217  Marsh & McLennan Cos., Inc.                         6,073,052
                                                             ------------
                                                               26,783,373
                                                             ------------

Shares                                                              Value

IT SERVICES -- 0.4%
    26,100  Automatic Data Processing, Inc.                    $1,115,775
                                                             ------------
LEISURE EQUIPMENT & PRODUCTS -- 0.3%
    50,736  RC2 Corp.(1)                                        1,014,720
                                                             ------------
MACHINERY -- 2.0%
   200,785  Altra Holdings Inc.(1)                              2,963,587
    42,100  Dover Corp.                                         1,707,155
    36,800  Kaydon Corp.                                        1,658,208
                                                             ------------
                                                                6,328,950
                                                             ------------
METALS & MINING -- 0.8%
    59,500  Alcoa Inc.                                          1,343,510
    32,300  Newmont Mining Corp.                                1,251,948
                                                             ------------
                                                                2,595,458
                                                             ------------
MULTILINE RETAIL -- 0.2%
    28,700  Family Dollar Stores, Inc.                            680,190
                                                             ------------
MULTI-UTILITIES -- 4.9%
    70,400  Ameren Corp.                                        2,747,712
    49,000  Consolidated Edison, Inc.                           2,105,040
    75,037  Puget Energy, Inc.                                  2,003,488
    96,400  Wisconsin Energy Corp.                              4,328,360
   197,959  Xcel Energy Inc.                                    3,957,200
                                                             ------------
                                                               15,141,800
                                                             ------------
OIL, GAS & CONSUMABLE FUELS -- 4.6%
    37,251  Apache Corp.                                        3,884,534
   190,052  Equitable Resources Inc.                            6,973,008
    14,600  Murphy Oil Corp.                                      936,444
    30,500  Noble Energy Inc.                                   1,695,495
    66,100  Talisman Energy Inc.                                  939,942
                                                             ------------
                                                               14,429,423
                                                             ------------
PAPER & FOREST PRODUCTS -- 2.0%
    47,900  International Paper Co.                             1,254,022
    96,285  MeadWestvaco Corp.                                  2,244,403
    46,136  Weyerhaeuser Co.                                    2,794,919
                                                             ------------
                                                                6,293,344
                                                             ------------
PHARMACEUTICALS -- 1.4%
   115,600  Bristol-Myers Squibb Co.                            2,410,260
    65,869  Watson Pharmaceuticals, Inc.(1)                     1,877,267
                                                             ------------
                                                                4,287,527
                                                             ------------
REAL ESTATE INVESTMENT TRUSTS (REITS) -- 3.4%
    23,000  Boston Properties Inc.                              2,154,180
    95,900  Host Hotels & Resorts Inc.                          1,274,511
    43,600  ProLogis                                            1,799,372
    16,400  Public Storage, Inc.                                1,623,764
    78,365  Rayonier, Inc.                                      3,710,583
                                                             ------------
                                                               10,562,410
                                                             ------------

------
14

Mid Cap Value
Shares                                                              Value

ROAD & RAIL -- 0.3%
    56,700  Heartland Express, Inc.                             $ 879,984
                                                             ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 1.5%
    84,900  Applied Materials, Inc.                             1,284,537
    76,000  KLA-Tencor Corp.                                    2,405,400
   142,200  Teradyne, Inc.(1)                                   1,110,582
                                                             ------------
                                                                4,800,519
                                                             ------------
SOFTWARE -- 0.6%
    95,958  Synopsys, Inc.(1)                                   1,914,362
                                                             ------------
SPECIALTY RETAIL -- 0.8%
    78,697  Lowe's Companies, Inc.                              1,864,332
    12,200  Sherwin-Williams Co. (The)                            697,352
                                                             ------------
                                                                2,561,684
                                                             ------------
THRIFTS & MORTGAGE FINANCE -- 3.7%
   450,689  People's United Financial, Inc.                     8,675,763
   151,000  Washington Federal, Inc.                            2,785,950
                                                             ------------
                                                               11,461,713
                                                             ------------
TRADING COMPANIES & DISTRIBUTORS -- 0.3%
    60,200  Interline Brands Inc.(1)                              975,842
                                                             ------------
WATER UTILITIES -- 0.4%
    60,524  American Water Works Co., Inc.                      1,301,266
                                                             ------------
TOTAL COMMON STOCKS
(Cost $318,521,004)                                           306,530,005
                                                             ------------

Principal Amount                                                    Value

Temporary Cash Investments -- 1.4%

$4,500,000     FHLB Discount Notes, 0.10%, 10/1/08(2)
(Cost $4,499,988)                                              $4,500,000
                                                             ------------
TOTAL INVESTMENT SECURITIES -- 100.0%
(Cost $323,020,992)                                           311,030,005
                                                             ------------
OTHER ASSETS
AND LIABILITIES(3)                                                 41,559
                                                             ------------
TOTAL NET ASSETS -- 100.0%                                   $311,071,564
                                                             ============

Forward Foreign Currency Exchange Contracts

                               Settlement                       Unrealized
    Contracts to Sell                Date           Value      Gain (Loss)

   2,155,627   CAD for USD       10/31/08      $2,028,839         $ 56,612

     909,636   EUR for USD       10/31/08       1,284,748           44,430
                                            -------------    -------------
                                               $3,313,587         $101,042
                                            =============    =============

(Value on Settlement Date $3,414,629)

Notes to Schedule of Investments

CAD = Canadian Dollar

EUR = Euro

FHLB = Federal Home Loan Bank

ORD = Foreign Ordinary Share

USD = United States Dollar

(1) Non-income producing.

(2) The rate indicated is the yield to maturity at purchase.

(3) Category is less than 0.05% of total net assets.

See Notes to Financial Statements.

------
15

Small Cap Value

SEPTEMBER 30, 2008 (UNAUDITED)

Shares                                                                       Value

Common Stocks -- 92.8%

AEROSPACE & DEFENSE -- 2.0%
          80,000  Alliant Techsystems Inc.(1)                          $ 7,515,200
          40,000  American Science and Engineering, Inc.                 2,389,200
          40,000  Curtiss-Wright Corp.                                   1,818,000
          35,000  DRS Technologies, Inc.                                 2,686,250
          70,000  Esterline Technologies Corp.(1)                        2,771,300
          95,000  Moog Inc. Cl A(1)                                      4,073,600
         115,000  Triumph Group, Inc.                                    5,256,650
                                                                    --------------
                                                                        26,510,200
                                                                    --------------
AIR FREIGHT & LOGISTICS -- 0.3%
         210,000  UTI Worldwide Inc.                                     3,574,200
                                                                    --------------
AIRLINES -- 0.3%
          90,000  Alaska Air Group, Inc.(1)                              1,835,100
         150,000  SkyWest, Inc.                                          2,397,000
                                                                    --------------
                                                                         4,232,100
                                                                    --------------
AUTO COMPONENTS -- 1.4%
         240,000  Autoliv, Inc.                                          8,100,000
         235,000  Cooper Tire & Rubber Co.                               2,021,000
         120,000  Hawk Corp. Cl A(1)                                     2,415,600
         255,000  Lear Corp.(1)                                          2,677,500
         105,000  Superior Industries International, Inc.                2,011,800
         150,000  Tenneco Inc.(1)                                        1,594,500
                                                                    --------------
                                                                        18,820,400
                                                                    --------------
AUTOMOBILES -- 0.2%
         160,000  Winnebago Industries, Inc.                             2,067,200
                                                                    --------------
BUILDING PRODUCTS -- 0.8%
         965,000  Griffon Corp.(1)                                       8,704,300
          70,000  Simpson Manufacturing Co. Inc.                         1,896,300
                                                                    --------------
                                                                        10,600,600
                                                                    --------------
CAPITAL MARKETS -- 5.4%
       1,550,000  Ares Capital Corp.                                    16,166,500
         555,000  Cowen Group Inc.(1)                                    4,745,250
         545,000  Federated Investors Inc. Cl B                         15,712,350
         481,833  HFF, Inc. Cl A(1)                                      1,927,332
         530,000  Highland Distressed Opportunities Inc.                 1,574,100
         145,000  Knight Capital Group, Inc. Cl A(1)                     2,154,700
       2,180,000  MCG Capital Corp.                                      5,711,600
         190,000  MVC Capital Inc.(2)                                    2,897,500
         620,000  Patriot Capital Funding, Inc.                          3,949,400

Shares                                                                       Value

         590,000  PennantPark Investment Corp.                         $ 4,371,900
         195,000  Prospect Energy Corp.                                  2,497,950
         481,417  TradeStation Group, Inc.(1)                            4,501,249
         265,000  Waddell & Reed Financial, Inc. Cl A                    6,558,750
                                                                    --------------
                                                                        72,768,581
                                                                    --------------
CHEMICALS -- 1.9%
          65,000  Arch Chemicals, Inc.                                   2,294,500
         130,000  Cytec Industries Inc.                                  5,058,300
          69,196  Ferro Corp.                                            1,390,840
          90,000  H.B. Fuller Co.                                        1,878,300
         200,000  Hawkins, Inc.                                          3,504,000
         205,000  Hercules Inc.                                          4,056,950
          50,000  Minerals Technologies Inc.                             2,968,000
         140,000  OM Group, Inc.(1)                                      3,150,000
          65,000  Sensient Technologies Corp.                            1,828,450
                                                                    --------------
                                                                        26,129,340
                                                                    --------------
COMMERCIAL BANKS -- 5.4%
          90,000  Associated Banc-Corp                                   1,795,500
         117,464  Central Pacific Financial Corp.                        1,974,570
       1,045,000  Citizens Republic Bancorp, Inc.                        3,218,600
         210,000  FNB Corp.                                              3,355,800
         830,000  Fulton Financial Corp.                                 9,055,300
         840,000  Hanmi Financial Corp.                                  4,242,000
       1,400,000  National City Corp.                                    2,450,000
         180,000  Old National Bancorp                                   3,603,600
         295,000  Provident Bankshares Corp.                             2,864,450
         245,000  South Financial Group Inc. (The)                       1,795,850
         105,000  Susquehanna Bancshares Inc.                            2,049,600
         255,000  Synovus Financial Corp.                                2,639,250
         160,000  TCF Financial Corp.                                    2,880,000
         310,000  UCBH Holdings Inc.                                     1,987,100
          60,000  United Bankshares, Inc.                                2,100,000
         230,000  Webster Financial Corp.                                5,807,500
         335,000  Whitney Holding Corp.                                  8,123,750
         444,414  Wilmington Trust Corp.                                12,812,455
                                                                    --------------
                                                                        72,755,325
                                                                    --------------
COMMERCIAL SERVICES & SUPPLIES -- 0.8%
          90,000  ABM Industries Inc.                                    1,965,600
          85,000  Consolidated Graphics Inc.(1)                          2,578,050
          95,000  G&K Services Inc. Cl A                                 3,139,750
          75,000  Herman Miller Inc.                                     1,835,250
          35,000  United Stationers Inc.(1)                              1,674,050
                                                                    --------------
                                                                        11,192,700
                                                                    --------------

------
16

Small Cap Value
Shares                                                                       Value

COMMUNICATIONS EQUIPMENT -- 1.4%
         240,000  Adtran, Inc.                                         $ 4,677,600
         160,000  Bel Fuse Inc.                                          4,555,200
          60,000  Black Box Corp.                                        2,071,800
         500,000  Emulex Corp.(1)                                        5,335,000
          90,000  Plantronics, Inc.                                      2,026,800
                                                                    --------------
                                                                        18,666,400
                                                                    --------------
COMPUTERS & PERIPHERALS -- 1.3%
         545,000  Electronics for Imaging, Inc.(1)                       7,591,850
          75,000  Imation Corp.                                          1,696,500
         175,000  Lexmark International, Inc. Cl A(1)                    5,699,750
         205,000  Rackable Systems, Inc.(1)                              2,011,050
                                                                    --------------
                                                                        16,999,150
                                                                    --------------
CONSTRUCTION & ENGINEERING -- 1.3%
         145,000  EMCOR Group Inc.(1)                                    3,816,400
         264,630  Granite Construction Inc.                              9,479,047
         250,000  Sterling Construction Co., Inc.(1)                     4,050,000
                                                                    --------------
                                                                        17,345,447
                                                                    --------------
CONSUMER FINANCE -- 0.1%
         625,000  Advance America, Cash Advance Centers, Inc.            1,868,750
                                                                    --------------
CONTAINERS & PACKAGING -- 1.3%
         665,000  Bemis Co., Inc.                                       17,369,800
                                                                    --------------
DISTRIBUTORS -- 0.4%
         225,000  Core-Mark Holding Co., Inc.(1)                         5,622,750
                                                                    --------------
DIVERSIFIED -- 1.4%
          80,000  iShares Russell 2000 Index Fund                        5,440,000
         125,000  iShares Russell 2000 Value Index Fund                  8,405,000
          85,000  iShares S&P SmallCap 600/BARRA
                  Value Index Fund                                       5,529,250
                                                                    --------------
                                                                        19,374,250
                                                                    --------------
DIVERSIFIED CONSUMER SERVICES -- 0.3%
         100,000  Regis Corp.                                            2,750,000
          55,000  Steiner Leisure Ltd.(1)                                1,890,900
                                                                    --------------
                                                                         4,640,900
                                                                    --------------
DIVERSIFIED FINANCIAL SERVICES -- 0.1%
         170,000  Asset Acceptance Capital Corp.(1)(2)                   1,791,800
                                                                    --------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.9%
         134,102  Atlantic Tele-Network Inc.                             3,754,856
         170,290  D&E Communications, Inc.                               1,285,690
         360,000  Iowa Telecommunications Services Inc.                  6,724,800
                                                                    --------------
                                                                        11,765,346
                                                                    --------------

Shares                                                                       Value

ELECTRIC UTILITIES -- 3.8%
         110,000  Cleco Corp.                                          $ 2,777,500
         660,000  Empire District Electric Co.                          14,091,000
         835,000  Great Plains Energy Inc.                              18,495,250
         205,000  MGE Energy, Inc.                                       7,287,750
          80,000  Portland General Electric Co.                          1,892,800
         255,000  Westar Energy Inc.                                     5,875,200
                                                                    --------------
                                                                        50,419,500
                                                                    --------------
ELECTRICAL EQUIPMENT -- 1.8%
          50,000  Acuity Brands Inc.                                     2,088,000
          65,000  Belden Inc.                                            2,067,650
         105,000  Brady Corp. Cl A                                       3,704,400
          75,000  General Cable Corp.(1)                                 2,672,250
          85,000  Hubbell Inc. Cl B                                      2,979,250
         649,857  LSI Industries Inc.                                    5,374,317
          40,000  Regal-Beloit Corp.                                     1,700,800
          80,000  Thomas & Betts Corp.(1)                                3,125,600
                                                                    --------------
                                                                        23,712,267
                                                                    --------------
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS -- 2.8%
          35,000  Anixter International Inc.(1)                          2,082,850
         390,000  Benchmark Electronics Inc.(1)                          5,491,200
          55,000  Coherent, Inc.(1)                                      1,955,250
         385,000  Electro Scientific Industries Inc.(1)                  5,474,700
         230,000  Insight Enterprises Inc.(1)                            3,084,300
          60,000  Littelfuse, Inc.(1)                                    1,783,800
         120,000  Park Electrochemical Corp.                             2,908,800
          95,000  Rogers Corp.(1)                                        3,513,100
         100,000  Tech Data Corp.(1)                                     2,985,000
         145,000  Technitrol, Inc.                                       2,144,550
         990,000  Vishay Intertechnology, Inc.(1)                        6,553,800
                                                                    --------------
                                                                        37,977,350
                                                                    --------------
ENERGY EQUIPMENT & SERVICES -- 4.0%
         125,000  Bristow Group Inc.(1)                                  4,230,000
       2,933,529  Global Industries Ltd.(1)                             20,358,691
         390,000  Grey Wolf Inc.(1)                                      3,034,200
         564,775  Helix Energy Solutions Group, Inc.(1)                 13,712,737
          50,000  Hornbeck Offshore Services Inc.(1)                     1,931,000
         340,000  Key Energy Services, Inc.(1)                           3,944,000
          25,000  Lufkin Industries Inc.                                 1,983,750
         385,000  North American Energy Partners Inc.(1)                 3,992,450
                                                                    --------------
                                                                        53,186,828
                                                                    --------------

------
17

Small Cap Value
Shares                                                                       Value

FOOD & STAPLES RETAILING -- 1.4%
          55,000  BJ's Wholesale Club Inc.(1)                          $ 2,137,300
          90,000  Casey's General Stores, Inc.                           2,715,300
         100,000  Village Super Market, Inc. Cl A                        4,767,000
         265,000  Weis Markets Inc.                                      9,542,650
                                                                    --------------
                                                                        19,162,250
                                                                    --------------
FOOD PRODUCTS -- 1.5%
         835,000  B&G Foods, Inc. Cl A                                   5,970,250
          40,000  Corn Products International Inc.                       1,291,200
          80,322  Farmer Bros. Co.                                       1,997,608
         155,000  J&J Snack Foods Corp.                                  5,256,050
          70,000  Lancaster Colony Corp.                                 2,636,200
         170,000  Pilgrim's Pride Corp.                                    423,300
          30,000  Ralcorp Holdings, Inc.(1)                              2,022,300
                                                                    --------------
                                                                        19,596,908
                                                                    --------------
GAS UTILITIES -- 1.2%
         130,000  AGL Resources Inc.                                     4,079,400
         210,000  Atmos Energy Corp.                                     5,590,200
          55,000  Nicor Inc.                                             2,439,250
          45,000  Southwest Gas Corp.                                    1,361,700
         100,000  WGL Holdings Inc.                                      3,245,000
                                                                    --------------
                                                                        16,715,550
                                                                    --------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 2.4%
         510,000  Cutera, Inc.(1)                                        5,411,100
         180,000  ICU Medical Inc.(1)                                    5,473,800
          55,000  STERIS Corp.                                           2,066,900
         141,874  Utah Medical Products, Inc.                            3,908,629
          25,000  Vital Signs Inc.                                       1,847,500
         676,521  Young Innovations, Inc.(3)                            13,652,193
                                                                    --------------
                                                                        32,360,122
                                                                    --------------
HEALTH CARE PROVIDERS & SERVICES -- 2.7%
         150,000  Amsurg Corp.(1)                                        3,820,500
         680,000  Assisted Living Concepts, Inc. Cl A(1)                 4,331,600
         370,000  LCA-Vision Inc.                                        1,716,800
          85,000  LifePoint Hospitals Inc.(1)                            2,731,900
         305,000  Magellan Health Services Inc.(1)                      12,523,300
         120,000  National HealthCare Corp.                              5,654,400
         260,000  Odyssey HealthCare, Inc.(1)                            2,639,000
         195,000  U.S. Physical Therapy Inc.(1)                          3,385,200
                                                                    --------------
                                                                        36,802,700
                                                                    --------------
HEALTH CARE TECHNOLOGY -- 0.2%
          19,793  MedQuist Inc.                                             94,808
         130,000  Vital Images, Inc.(1)                                  1,950,000
                                                                    --------------
                                                                         2,044,808
                                                                    --------------

Shares                                                                       Value

HOTELS, RESTAURANTS & LEISURE -- 2.6%
          90,000  Bally Technologies, Inc.(1)                          $ 2,725,200
         131,127  California Pizza Kitchen, Inc.(1)                      1,687,604
          80,000  CEC Entertainment Inc.(1)                              2,656,000
         215,000  Chipotle Mexican Grill Inc. Cl B(1)                   10,051,250
          95,000  Jack in the Box Inc.(1)                                2,004,500
         240,000  Red Robin Gourmet Burgers Inc.(1)                      6,432,000
         785,000  Ruby Tuesday Inc.(1)                                   4,545,150
         145,000  WMS Industries Inc.(1)                                 4,432,650
                                                                    --------------
                                                                        34,534,354
                                                                    --------------
HOUSEHOLD DURABLES -- 0.8%
         125,000  American Greetings Corp. Cl A                          1,911,250
         115,000  CSS Industries, Inc.                                   2,960,100
         145,000  Ethan Allen Interiors Inc.                             4,062,900
          65,000  Tupperware Brands Corp.                                1,795,950
                                                                    --------------
                                                                        10,730,200
                                                                    --------------
HOUSEHOLD PRODUCTS -- 0.1%
          50,000  WD-40 Co.                                              1,796,500
                                                                    --------------
INSURANCE -- 7.7%
         515,000  American Equity Investment Life Holding Co.            3,862,500
         260,000  Aspen Insurance Holdings Ltd.                          7,150,000
         140,000  Assured Guaranty Ltd.                                  2,276,400
          90,000  Baldwin & Lyons, Inc. Cl B                             2,157,300
         145,000  Erie Indemnity Co. Cl A                                6,129,150
         140,000  Hanover Insurance Group Inc.                           6,372,800
       1,459,548  HCC Insurance Holdings, Inc.                          39,407,796
          40,000  Hilb Rogal & Hobbs Co.                                 1,869,600
         110,000  IPC Holdings, Ltd.                                     3,323,100
         160,000  Max Capital Group Ltd.                                 3,716,800
          54,000  Mercer Insurance Group, Inc.                             867,240
         185,000  National Financial Partners Corp.                      2,775,000
         355,000  OneBeacon Insurance Group Ltd.                         7,508,250
         195,000  Phoenix Companies Inc.                                 1,801,800
         115,000  Platinum Underwriters Holdings, Ltd.                   4,080,200
         100,000  ProAssurance Corp.(1)                                  5,600,000
          70,000  United Fire & Casualty Co.                             2,001,300
         105,603  Unitrin, Inc.                                          2,633,739
                                                                    --------------
                                                                       103,532,975
                                                                    --------------
IT SERVICES -- 0.8%
          40,000  CACI International Inc.(1)                             2,004,000
         355,000  NeuStar, Inc. Cl A(1)                                  7,060,950
         115,000  Perot Systems Corp. Cl A(1)                            1,995,250
                                                                    --------------
                                                                        11,060,200
                                                                    --------------

------
18

Small Cap Value
Shares                                                                       Value

LEISURE EQUIPMENT & PRODUCTS -- 0.7%
         190,000  Callaway Golf Co.                                    $ 2,673,300
          80,000  Pool Corp.                                             1,866,400
          90,000  RC2 Corp.(1)                                           1,800,000
         255,000  Sport Supply Group, Inc.                               2,805,000
                                                                    --------------
                                                                         9,144,700
                                                                    --------------
MACHINERY -- 2.5%
         105,000  Altra Holdings Inc.(1)                                 1,549,800
         395,000  Barnes Group Inc.                                      7,986,900
         180,000  Commercial Vehicle Group Inc.(1)                       1,279,800
         110,000  IDEX Corp.                                             3,412,200
         115,000  Kadant Inc.(1)                                         2,618,550
         170,000  Kennametal Inc.                                        4,610,400
         375,000  Mueller Industries Inc.                                8,628,750
         320,000  Mueller Water Products, Inc. Series B                  2,080,000
          50,000  Pentair, Inc.                                          1,728,500
                                                                    --------------
                                                                        33,894,900
                                                                    --------------
MARINE -- 0.9%
         200,000  Genco Shipping & Trading Ltd.                          6,648,000
         380,000  OceanFreight Inc.                                      5,118,600
                                                                    --------------
                                                                        11,766,600
                                                                    --------------
MEDIA -- 1.4%
         410,000  Belo Corp. Series A                                    2,443,600
         730,000  Entravision Communications Corp. Cl A(1)               1,963,700
         140,000  Hearst-Argyle Television, Inc.                         3,126,200
       1,545,000  Journal Communications Inc.                            7,539,600
         520,000  McClatchy Co. Cl A(2)                                  2,288,000
         235,000  Valassis Communications Inc.(1)                        2,035,100
                                                                    --------------
                                                                        19,396,200
                                                                    --------------
METALS & MINING -- 1.8%
         110,000  Carpenter Technology                                   2,821,500
         120,175  Haynes International Inc.(1)                           5,627,795
          40,000  Kaiser Aluminum Corp.                                  1,718,000
         205,000  Mesabi Trust                                           3,966,750
         105,000  RTI International Metals, Inc.(1)                      2,053,800
         175,000  Schnitzer Steel Industries, Inc. Cl A                  6,867,000
          40,000  Worthington Industries, Inc.                             597,600
                                                                    --------------
                                                                        23,652,445
                                                                    --------------
MULTILINE RETAIL -- 0.5%
          95,000  Dollar Tree, Inc.(1)                                   3,454,200
         190,000  Fred's, Inc.                                           2,701,800
                                                                    --------------
                                                                         6,156,000
                                                                    --------------

Shares                                                                       Value

MULTI-UTILITIES -- 0.5%
         130,000  Black Hills Corp.                                     $4,039,100
         100,000  Puget Energy, Inc.                                     2,670,000
                                                                    --------------
                                                                         6,709,100
                                                                    --------------
OIL, GAS & CONSUMABLE FUELS -- 3.1%
          85,000  Berry Petroleum Company Cl A                           3,292,050
          60,000  BP Prudhoe Bay Royalty Trust                           5,578,200
          15,000  Cross Timbers Royalty Trust                              693,000
       2,455,000  DHT Maritime, Inc.(3)                                 16,497,600
         280,000  Frontier Oil Corp.                                     5,157,600
          10,000  Mesa Royalty Trust                                       627,500
         148,655  St. Mary Land & Exploration Co.                        5,299,551
         100,000  Swift Energy Co.(1)                                    3,869,000
                                                                    --------------
                                                                        41,014,501
                                                                    --------------
PAPER & FOREST PRODUCTS -- 0.3%
         145,000  Glatfelter (P.H.) Co.                                  1,963,300
          80,000  Neenah Paper Inc.                                      1,584,000
                                                                    --------------
                                                                         3,547,300
                                                                    --------------
PERSONAL PRODUCTS -- 0.6%
         470,000  Bare Escentuals Inc.(1)                                5,108,900
         445,000  Schiff Nutrition International, Inc.(1)                3,039,350
                                                                    --------------
                                                                         8,148,250
                                                                    --------------
PHARMACEUTICALS -- 1.8%
          50,000  Alpharma Inc. Cl A(1)                                  1,844,500
         180,000  Matrixx Initiatives Inc.(1)                            3,238,200
         310,000  Obagi Medical Products Inc.(1)                         3,093,800
         300,000  Sciele Pharma Inc.                                     9,237,000
         345,000  Sepracor Inc.(1)                                       6,316,950
                                                                    --------------
                                                                        23,730,450
                                                                    --------------
PROFESSIONAL SERVICES -- 0.9%
         175,000  Corporate Executive Board Co. (The)                    5,468,750
         105,000  Heidrick & Struggles International, Inc.               3,165,750
         190,000  MPS Group, Inc.(1)                                     1,915,200
          35,000  Watson Wyatt Worldwide, Inc. Cl A                      1,740,550
                                                                    --------------
                                                                        12,290,250
                                                                    --------------
REAL ESTATE INVESTMENT TRUSTS (REITS) -- 2.7%
         280,000  Capstead Mortgage Corp.                                3,066,000
         315,000  Education Realty Trust, Inc.                           3,490,200
         165,000  Getty Realty Corp.                                     3,669,600
          90,000  Hatteras Financial Corp.                               2,088,000
         120,000  Healthcare Realty Trust Inc.                           3,498,000
         105,000  Mack-Cali Realty Corp.                                 3,556,350

------
19

Small Cap Value
Shares                                                                       Value

       1,450,000  MFA Mortgage Investments, Inc.                       $ 9,425,000
         185,000  National Retail Properties, Inc.                       4,430,750
         105,000  Realty Income Corp.                                    2,688,000
          67,817  Sunstone Hotel Investors, Inc.                           915,530
                                                                    --------------
                                                                        36,827,430
                                                                    --------------
ROAD & RAIL -- 0.7%
         160,000  Arkansas Best Corp.                                    5,390,400
         115,000  Heartland Express, Inc.                                1,784,800
          80,000  Werner Enterprises Inc.                                1,736,800
                                                                    --------------
                                                                         8,912,000
                                                                    --------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 2.9%
          65,000  Cabot Microelectronics Corp.(1)                        2,085,200
         130,000  Cohu, Inc.                                             2,056,600
         135,000  Cymer, Inc.(1)                                         3,419,550
         443,658  Intellon Corp.(1)                                      1,623,788
         555,000  Mattson Technology Inc.(1)                             2,625,150
         105,000  MKS Instruments, Inc.(1)                               2,090,550
         385,000  Rudolph Technologies Inc.(1)                           3,226,300
         260,000  Semtech Corp.(1)                                       3,629,600
         355,000  Varian Semiconductor Equipment Associates,
                  Inc.(1)                                                8,917,600
         545,000  Verigy Ltd.(1)                                         8,872,600
                                                                    --------------
                                                                        38,546,938
                                                                    --------------
SOFTWARE -- 5.5%
         320,000  Aspen Technology, Inc.(1)                              4,064,000
         415,000  Cadence Design Systems Inc.(1)                         2,805,400
         120,000  Fair Isaac Corp.                                       2,767,200
       1,075,000  Parametric Technology Corp.(1)                        19,780,000
         675,000  Sybase, Inc.(1)                                       20,668,500
         315,000  Synopsys, Inc.(1)                                      6,284,250
         525,000  THQ Inc.(1)                                            6,321,000
       1,790,745  Ulticom, Inc.(1)                                      11,639,843
                                                                    --------------
                                                                        74,330,193
                                                                    --------------
SPECIALTY RETAIL -- 2.7%
         115,000  Barnes & Noble Inc.                                    2,999,200
         265,000  Cato Corp. (The) Cl A                                  4,650,750
         440,000  Christopher & Banks Corp.                              3,374,800
         190,000  Dress Barn Inc.(1)                                     2,905,100
         300,000  DSW Inc. Cl A(1)                                       4,110,000
          60,000  Group 1 Automotive, Inc.                               1,303,800
         365,000  Hot Topic, Inc.(1)                                     2,412,650
         160,000  Men's Wearhouse, Inc. (The)                            3,398,400
         220,000  Penske Automotive Group, Inc.                          2,523,400

Shares                                                                       Value

         165,000  Rent-A-Center Inc.(1)                                $ 3,676,200
         195,000  Stage Stores Inc.                                      2,663,700
          75,000  Zale Corp.(1)                                          1,875,000
                                                                    --------------
                                                                        35,893,000
                                                                    --------------
TEXTILES, APPAREL & LUXURY GOODS -- 1.1%
         915,000  Crocs, Inc.(1)                                         3,275,700
          90,000  Kenneth Cole Productions, Inc. Cl A                    1,323,000
         134,570  Weyco Group, Inc.                                      4,504,058
         235,000  Wolverine World Wide, Inc.                             6,220,450
                                                                    --------------
                                                                        15,323,208
                                                                    --------------
THRIFTS & MORTGAGE FINANCE -- 0.5%
         135,000  Astoria Financial Corp.                                2,798,550
         130,000  First Niagara Financial Group Inc.                     2,047,500
          95,000  Washington Federal, Inc.                               1,752,750
                                                                    --------------
                                                                         6,598,800
                                                                    --------------
TOBACCO -- 0.2%
          40,000  Universal Corp.                                        1,963,600
                                                                    --------------
TRADING COMPANIES & DISTRIBUTORS -- 0.7%
         100,000  Applied Industrial Technologies Inc.                   2,693,000
         175,000  Kaman Corp.                                            4,984,000
          82,194  Lawson Products, Inc.                                  2,272,664
                                                                    --------------
                                                                         9,949,664
                                                                    --------------
TOTAL COMMON STOCKS
(Cost $1,324,181,800)                                                1,245,523,280
                                                                    --------------

Convertible Preferred Stocks -- 3.0%

COMMERCIAL BANKS -- 0.1%
         195,000  Midwest Banc Holdings, Inc., Series A, 7.75%,
                  12/31/49                                               1,977,300
                                                                    --------------
INSURANCE -- 2.2%
         621,882  Aspen Insurance Holdings Ltd., 5.625%, 12/31/49       29,228,454
                                                                    --------------
METALS & MINING -- 0.2%
          50,000  Hecla Mining Co., 6.50%, 1/1/11                        2,665,500
                                                                    --------------
REAL ESTATE INVESTMENT TRUSTS (REITS) -- 0.2%
          76,710  Lexington Realty Trust, 6.50%, 12/31/49                2,573,621
                                                                    --------------
TOBACCO -- 0.3%
           4,000  Universal Corp., 6.75%, 12/31/49                       4,466,000
                                                                    --------------
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $49,161,598)                                                      40,910,875
                                                                    --------------

------
20

Small Cap Value
Shares                                                                       Value

Preferred Stocks -- 1.2%

INSURANCE -- 0.2%
         113,623  Odyssey Re Holdings Corp., Series A, 8.125%,
                  10/20/10                                             $ 2,158,837
                                                                    --------------
REAL ESTATE INVESTMENT TRUSTS (REITS) -- 1.0%
         320,000  Ashford Hospitality Trust, Inc., Series D,
                  8.45%, 7/18/12                                         3,520,000
         275,431  National Retail Properties Inc., Series C,
                  7.375%, 10/12/11                                       5,508,620
         240,000  PS Business Parks, Inc., Series K, 7.95%,
                  6/30/09                                                5,064,000
                                                                    --------------
                                                                        14,092,620
                                                                    --------------
TOTAL PREFERRED STOCKS
(Cost $22,563,799)                                                      16,251,457
                                                                    --------------

Temporary Cash Investments -- 3.1%

Repurchase Agreement, Deutsche Bank Securities, Inc.,
(collateralized by various U.S. Treasury obligations, 7.125%,
2/15/23, valued at $42,002,099), in a joint trading account at
0.40%, dated 9/30/08, due 10/1/08
(Delivery value $41,200,458)
(Cost $41,200,000)                                                      41,200,000
                                                                    --------------

Temporary Cash Investments - Securities Lending Collateral(4) -- 0.3%

Repurchase Agreement, Barclays Capital Inc., (collateralized by various U.S. Government Agency obligations in a pooled account at the lending agent), 2.00%, dated 9/30/08, due 10/1/08
(Delivery value $800,044)                                                  800,000

Repurchase Agreement, BNP Paribas Securities Corp.,
(collateralized by various U.S. Government Agency obligations in a pooled account at the lending agent), 1.00%, dated 9/30/08,
due 10/1/08 (Delivery value $800,022)                                      800,000

Repurchase Agreement, Credit Suisse Securities USA LLC,
(collateralized by various U.S. Government Agency obligations in a pooled account at the lending agent), 1.50%, dated 9/30/08,
due 10/1/08 (Delivery value $800,033)                                      800,000

Shares                                                                       Value

Repurchase Agreement, Deutsche Bank Securities Inc.,
(collateralized by various U.S. Government Agency obligations in a pooled account at the lending agent), 2.00%, dated 9/30/08,
due 10/1/08 (Delivery value $900,050)                                   $  900,000

Repurchase Agreement, UBS Securities LLC, (collateralized by various U.S. Government Agency obligations in a pooled account at the lending agent), 1.75%, dated 9/30/08, due 10/1/08
(Delivery value $858,696)                                                  858,654
                                                                    --------------
TOTAL TEMPORARY CASH INVESTMENTS - SECURITIES
LENDING COLLATERAL
(Cost $4,158,654)                                                        4,158,654
                                                                    --------------

TOTAL INVESTMENT SECURITIES -- 100.4%
(Cost $1,441,265,851)                                                1,348,044,266
                                                                    --------------
OTHER ASSETS AND LIABILITIES -- (0.4)%                                 (5,343,996)
                                                                    --------------
TOTAL NET ASSETS -- 100.0%                                          $1,342,700,270
                                                                    ==============

Notes to Schedule of Investments

(1) Non-income producing.

(2) Security, or a portion thereof, was on loan as of September 30, 2008.

(3) Affiliated Company: the fund's holding represents ownership of 5% or more of the voting securities of the company; therefore, the company is affiliated as defined in the Investment Company Act of 1940.

(4) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

See Notes to Financial Statements.

------
21

STATEMENT OF ASSETS AND LIABILITIES

SEPTEMBER 30, 2008 (UNAUDITED)
                                                    Mid Cap Value  Small Cap Value
ASSETS

Investment securities -- unaffiliated,
at value (cost of $323,020,992 and
$1,398,296,037, respectively) -- including
$- and $3,912,298 of securities on loan,
respectively                                         $311,030,005   $1,313,735,819

Investment securities -- affiliated,
at value (cost of $- and $38,811,160,
respectively)                                                  --       30,149,793

Investments made with cash collateral received
for securities on loan, at value (cost of $- and
$4,158,654, respectively)                                      --        4,158,654
                                                     ------------   --------------
Total investment securities, at
value (cost of $323,020,992 and
$1,441,265,851, respectively)                         311,030,005    1,348,044,266

Receivable for investments sold                        10,547,649       49,293,987

Receivable for forward foreign currency exchange
contracts                                                 101,042               --

Receivable for capital shares sold                             --              685

Dividends and interest receivable                         665,976        3,026,734
                                                     ------------   --------------
                                                      322,344,672    1,400,365,672
                                                     ------------   --------------

LIABILITIES

Disbursements in excess of
demand deposit cash                                       437,972        2,515,034

Payable for collateral received for securities on
loan                                                           --        4,158,654

Payable for investments purchased                      10,567,228       49,518,352

Accrued management fees                                   261,346        1,401,651

Distribution and services fees payable                      6,562           71,711
                                                     ------------   --------------
                                                       11,273,108       57,665,402
                                                     ------------   --------------

NET ASSETS                                           $311,071,564   $1,342,700,270
                                                     ============   ==============

See Notes to Financial Statements.

------
22

SEPTEMBER 30, 2008 (UNAUDITED)
                                              Mid Cap Value   Small Cap Value
NET ASSETS CONSIST OF:

Capital (par value and paid-in surplus)        $368,524,931    $1,551,462,312

Undistributed net investment income                 265,518         1,342,242

Accumulated net realized loss on
investment and foreign currency
transactions                                   (45,828,940)     (116,882,699)

Net unrealized depreciation on
investments and translation of
assets and liabilities in foreign
currencies                                     (11,889,945)      (93,221,585)
                                               ------------    --------------
                                               $311,071,564    $1,342,700,270
                                               ============    ==============

INVESTOR CLASS, $0.01 PAR VALUE

Net assets                                     $264,944,747      $646,598,791

Shares outstanding                               25,424,742        93,871,488

Net asset value per share                            $10.42             $6.89

INSTITUTIONAL CLASS, $0.01 PAR VALUE

Net assets                                      $18,936,031      $365,247,916

Shares outstanding                                1,816,790        52,875,044

Net asset value per share                            $10.42             $6.91

ADVISOR CLASS, $0.01 PAR VALUE

Net assets                                      $23,961,468      $330,853,563

Shares outstanding                                2,299,231        48,136,954

Net asset value per share                            $10.42             $6.87

R CLASS, $0.01 PAR VALUE

Net assets                                       $3,229,318               N/A

Shares outstanding                                  309,894               N/A

Net asset value per share                            $10.42               N/A

See Notes to Financial Statements.

------
23

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2008 (UNAUDITED)

                                                    Mid Cap Value  Small Cap Value
INVESTMENT INCOME (LOSS)

INCOME:

Dividends (including $- and $531,550,
respectively, from affiliates and net
of foreign taxes withheld of $12,746 and
$-, respectively)                                     $ 4,230,277     $ 18,867,789

Interest                                                   32,540          465,548

Securities lending, net                                   182,575        1,084,546
                                                     ------------    -------------
                                                        4,445,392       20,417,883
                                                     ------------    -------------

EXPENSES:

Management fees                                         1,587,769        8,511,150

Distribution and service fees:
 Advisor Class                                             32,149          395,623

 R Class                                                    8,211               --

Directors' fees and expenses                                5,315           26,474

Other expenses                                              3,635            1,590
                                                     ------------    -------------
                                                        1,637,079        8,934,837
                                                     ------------    -------------

NET INVESTMENT INCOME (LOSS)                            2,808,313       11,483,046
                                                     ------------    -------------

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

Investment transactions (including $- and
$(4,663,081) from affiliates, respectively)           (6,200,723)       17,111,502

Foreign currency transactions                             228,132               --
                                                     ------------    -------------
                                                      (5,972,591)       17,111,502
                                                     ------------    -------------

CHANGE IN NET UNREALIZED APPRECIATION
(DEPRECIATION) ON:

Investments                                           (2,090,511)     (39,057,901)

Translation of assets and liabilities in foreign
currencies                                                 84,175               --
                                                     ------------    -------------
                                                      (2,006,336)     (39,057,901)
                                                     ------------    -------------

NET REALIZED AND UNREALIZED GAIN (LOSS)               (7,978,927)     (21,946,399)
                                                     ------------    -------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
FROM OPERATIONS                                      $(5,170,614)    $(10,463,353)
                                                     ============    =============

See Notes to Financial Statements.

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24

STATEMENT OF CHANGES IN NET ASSETS

SIX MONTHS ENDED SEPTEMBER 30, 2008 (UNAUDITED) AND YEAR ENDED MARCH 31, 2008

                             Mid Cap Value                     Small Cap Value
Increase
(Decrease) in
Net Assets          Sept. 30, 2008    March 31, 2008   Sept. 30, 2008     March 31, 2008
OPERATIONS

Net investment
income (loss)          $ 2,808,313       $ 4,558,936     $ 11,483,046       $ 18,442,595

Net realized
gain (loss)            (5,972,591)      (21,051,582)       17,111,502         88,882,119

Change in net
unrealized
appreciation
(depreciation)         (2,006,336)      (27,926,511)     (39,057,901)      (316,346,129)
                    --------------   ---------------   --------------     --------------
Net increase
(decrease) in
net assets
resulting from
operations             (5,170,614)      (44,419,157)     (10,463,353)      (209,021,415)
                    --------------   ---------------   --------------     --------------

DISTRIBUTIONS TO SHAREHOLDERS

From net
investment
income:

 Investor
 Class                 (2,434,984)       (4,104,303)      (6,767,451)       (10,158,186)

 Institutional
 Class                   (181,953)         (260,361)      (4,261,082)        (4,596,852)

 Advisor
 Class                   (192,409)         (310,213)      (2,473,346)        (2,850,364)

 R Class                  (20,759)          (21,175)               --                 --

From net
realized gains:

 Investor
 Class                          --      (29,129,100)                _      (181,311,827)

 Institutional
 Class                          --       (1,403,616)               --       (74,519,198)

 Advisor
 Class                          --       (2,795,932)               --       (65,013,709)

 R Class                        --         (318,237)               --                 --
                    --------------   ---------------   --------------     --------------
Decrease in net
assets from
distributions          (2,830,105)      (38,342,937)     (13,501,879)      (338,450,136)
                    --------------   ---------------   --------------     --------------

CAPITAL SHARE TRANSACTIONS

Net increase
(decrease) in
net assets
from capital
share
transactions           (2,328,030)        59,664,484     (22,950,394)      (205,103,118)
                    --------------   ---------------   --------------     --------------

NET INCREASE
(DECREASE) IN
NET ASSETS            (10,328,749)      (23,097,610)     (46,915,626)      (752,574,669)

NET ASSETS

Beginning of
period                 321,400,313       344,497,923    1,389,615,896      2,142,190,565
                    --------------   ---------------   --------------     --------------
End of period         $311,071,564      $321,400,313   $1,342,700,270     $1,389,615,896
                    ==============   ===============   ==============     ==============

Undistributed
net investment
income                    $265,518          $287,310       $1,342,242         $3,361,075
                    ==============   ===============   ==============     ==============

See Notes to Financial Statements.

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25

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2008 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Capital Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. Mid Cap Value Fund (Mid Cap Value) and
Small Cap Value Fund (Small Cap Value) (collectively, the funds) are two funds in a series issued by the corporation. The funds are diversified under the
1940 Act. The funds' investment objective is to seek long-term capital growth.
The production of income is a secondary objective. Mid Cap Value pursues its investment objective by investing in stocks of mid-sized market capitalization companies that management believes to be undervalued at the time of purchase.
Small Cap Value pursues its investment objective by investing in stocks of smaller market capitalization companies that management believes to be undervalued at the time of purchase. The following is a summary of the funds'
significant accounting policies.

MULTIPLE CLASS -- Mid Cap Value is authorized to issue the Investor Class, the
Institutional Class, the Advisor Class and the R Class. Small Cap Value is
authorized to issue the Investor Class, the Institutional Class and the
Advisor Class. Prior to December 3, 2007, Small Cap Value was authorized to issue the C Class (see Note 11). The share classes differ principally in their respective distribution and shareholder servicing expenses and arrangements.
All shares of each fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the funds determine that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund's net asset value. Certain other circumstances may cause the funds to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

SECURITY TRANSACTIONS -- For financial reporting purposes, security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The funds estimate the components of distributions received that may be considered nontaxable distributions or capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

SECURITIES ON LOAN -- The funds may lend portfolio securities through their lending agent to certain approved borrowers in order to earn additional income. The income earned, net of any rebates or fees, is included in the
Statement of Operations. The funds continue to recognize any gain or loss in the market price of the securities loaned and record any interest earned or dividends declared.

------
26

EXCHANGE TRADED FUNDS -- The funds may invest in exchange traded funds (ETFs).
ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.
Additionally, ETFs have management fees, which increase their cost.

FOREIGN CURRENCY TRANSACTIONS -- All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. For assets and liabilities, other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates.

Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on investment transactions and unrealized appreciation
(depreciation) on investments, respectively. Certain countries may impose taxes on the contract amount of purchases and sales of foreign currency contracts in their currency. The funds record the foreign tax expense, if any, as a reduction to the net realized gain (loss) on foreign currency transactions.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The funds may enter into forward foreign currency exchange contracts to facilitate transactions of securities denominated in a foreign currency or to hedge the funds' exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the funds and the resulting unrealized appreciation or depreciation are determined daily using prevailing exchange rates. The funds bear the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract.
Additionally, losses may arise if the counterparties do not perform under the contract terms.

REPURCHASE AGREEMENTS -- The funds may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the
investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. Each fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable each fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to each fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the
Securities and Exchange Commission, each fund, along with other registered investment companies having management agreements with ACIM or American
Century Global Investment Management, Inc. (ACGIM), may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or
Agency obligations.

INCOME TAX STATUS -- It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. The funds have adopted the provisions of Financial Accounting
Standards Board Interpretation No. 48, "Accounting for Income Taxes" during the current fiscal year. The funds are no longer subject to examination by tax authorities for years prior to 2005. At this time, management has not identified any uncertain tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes. Interest and penalties associated with any federal or state income tax obligations, if any, are recorded as interest expense.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income are declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

------
27

INDEMNIFICATIONS -- Under the corporation's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. The risk of material loss from such claims is considered by management to be remote.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with ACIM, under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee)
per class. The Agreement provides that all expenses of the funds, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered "interested persons" as defined in the 1940 Act
(including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of each specific class of shares of each fund and paid monthly in arrears. For funds with a stepped fee schedule, the rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account all of the investment advisor's assets under management in each fund's investment strategy (strategy assets) to calculate the appropriate fee rate for each fund. The strategy assets include each fund's assets and the assets of other clients of the investment advisor that are not in the American Century
Investments family of funds, but that have the same investment team and investment strategy. The annual management fee schedule for Mid Cap Value is
1.00%, 0.80%, 1.00% and 1.00% for the Investor Class, Institutional Class,
Advisor Class and R Class, respectively. The annual management fee schedule for Small Cap Value ranges from 1.00% to 1.25% for the Investor Class and
Advisor Class. The Institutional Class is 0.20% less at each point within the range for Small Cap Value.

The effective annual management fee for each class of each fund for the six months ended September 30, 2008, was as follows:

                     Mid Cap Value        Small Cap Value

Investor                 1.00%                 1.25%

Institutional            0.80%                 1.05%

Advisor                  1.00%                 1.25%

R                        1.00%                  N/A

DISTRIBUTION AND SERVICE FEES -- The Board of Directors has adopted a separate
Master Distribution and Individual Shareholder Services Plan for each of the
Advisor Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the Advisor Class will pay American
Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended September 30, 2008, are detailed in the Statement of Operations.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of
American Century Companies, Inc. (ACC), the parent of the corporation's investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation's transfer agent, American Century Services, LLC.

The funds are eligible to invest in a money market fund for temporary purposes, which is managed by J.P. Morgan Investment Management, Inc. (JPMIM).
JPMIM is a wholly owned subsidiary of JPMorgan Chase & Co. (JPM). JPM is an equity investor in ACC. The funds have a securities lending agreement with
JPMorgan Chase Bank (JPMCB). JPMCB is a custodian of the funds and a wholly owned subsidiary of JPM.

------
28

3. INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, for the six months ended September 30, 2008, were as follows:

                              Mid Cap Value     Small Cap Value

Purchases                     $258,814,774      $1,239,299,553

Proceeds from sales           $254,398,675      $1,247,750,020

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the funds were as follows:

                                   Six months ended                     Year ended
                                 September 30, 2008                 March 31, 2008
                              Shares         Amount         Shares          Amount
Mid Cap Value

INVESTOR
CLASS/SHARES
AUTHORIZED                75,000,000                    75,000,000
                        ============                  ============
Sold                       3,370,650    $36,735,931     17,293,738    $228,962,537

Issued in
reinvestment of
distributions                181,355      1,974,982      2,316,859      26,920,796

Redeemed                 (3,927,914)   (41,749,366)   (16,447,138)   (211,237,414)
                        ------------   ------------   ------------    ------------
                           (375,909)    (3,038,453)      3,163,459      44,645,919
                        ------------   ------------   ------------    ------------
INSTITUTIONAL
CLASS/SHARES
AUTHORIZED                20,000,000                    20,000,000
                        ============                  ============
Sold                         283,154      3,030,029        848,248      10,325,708

Issued in
reinvestment of
distributions                 16,709        181,953        141,623       1,648,141

Redeemed                   (113,620)    (1,226,592)      (906,797)    (11,720,977)
                        ------------   ------------   ------------    ------------
                             186,243      1,985,390         83,074         252,872
                        ------------   ------------   ------------    ------------
ADVISOR CLASS/SHARES
AUTHORIZED                20,000,000                    20,000,000
                        ============                  ============
Sold                         255,940      2,771,848      1,655,353      21,805,126

Issued in
reinvestment of
distributions                 17,553        191,154        247,640       2,873,707

Redeemed                   (407,841)    (4,379,534)    (1,076,268)    (12,988,849)
                        ------------   ------------   ------------    ------------
                           (134,348)    (1,416,532)        826,725      11,689,984
                        ------------   ------------   ------------    ------------
R CLASS/SHARES
AUTHORIZED                20,000,000                    20,000,000
                        ============                  ============
Sold                          51,908        559,451        300,359       3,892,667
Issued in
reinvestment of
distributions                  1,906         20,759         29,385         339,412
Redeemed                    (41,616)      (438,645)       (93,608)     (1,156,370)
                        ------------   ------------   ------------    ------------
                              12,198        141,565        236,136       3,075,709
                        ------------   ------------   ------------    ------------
Net increase
(decrease)                 (311,816)   $(2,328,030)      4,309,394    $ 59,664,484
                        ============   ============   ============    ============

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29

                                    Six months ended                         Year ended
                                  September 30, 2008                     March 31, 2008
                             Shares           Amount         Shares              Amount
Small Cap Value

INVESTOR
CLASS/SHARES
AUTHORIZED              500,000,000                     500,000,000
                      =============                    ============
Sold                      6,904,351      $50,057,570     14,409,793        $127,579,003

Issued in
reinvestment
of distributions            910,056        6,652,691     24,242,645         186,591,128

Redeemed               (18,379,097)    (132,479,142)   (60,205,011)       (531,313,197)
                      -------------   --------------   ------------     ---------------
                       (10,564,690)     (75,768,881)   (21,552,573)       (217,143,066)
                      -------------   --------------   ------------     ---------------
INSTITUTIONAL
CLASS/SHARES
AUTHORIZED              150,000,000                     150,000,000
                      =============                    ============
Sold                      6,472,692       47,580,985     17,780,266         148,386,323

Issued in
reinvestment
of distributions            509,884        3,737,667      8,820,939          68,112,615

Redeemed                (6,714,664)     (48,178,583)   (18,158,464)       (164,133,933)
                      -------------   --------------   ------------     ---------------
                            267,912        3,140,069      8,442,741          52,365,005
                      -------------   --------------   ------------     ---------------
ADVISOR
CLASS/SHARES
AUTHORIZED              190,000,000                     190,000,000
                      =============                    ============
Sold                     11,876,411       82,991,482      4,535,149          41,436,663

Issueed in
connection
with
reclassification
(Note 11)                        --               --        125,057           1,134,706

Issued in
reinvestment of
distributions               302,242        2,201,619      8,838,593          67,729,817

Redeemed                (4,936,776)     (35,514,683)   (16,043,501)       (147,271,195)
                      -------------   --------------   ------------     ---------------
                          7,241,877       49,678,418    (2,544,702)        (36,970,009)
                      -------------   --------------   ------------     ---------------
C CLASS/SHARES
AUTHORIZED                      N/A                             N/A
                      =============                    ============
Redeemed in
connection
with
reclassification
(Note 11)                                                 (125,057)         (1,134,706)

Redeemed                                                  (234,227)         (2,220,342)
                                                       ------------     ---------------
                                                          (359,284)         (3,355,048)
                                                       ------------     ---------------
Net increase
(decrease)              (3,054,901)    $(22,950,394)   (16,013,818)      $(205,103,118)
                      =============   ==============   ============     ===============

5. SECURITIES LENDING

As of September 30, 2008, securities in Small Cap Value valued at $3,912,298, were on loan through the lending agent, JPMCB, to certain approved borrowers.
As of September 30, 2008 Mid Cap Value did not have any securities on loan.
JPMCB receives and maintains collateral in the form of cash and/or acceptable securities as approved by ACIM. Cash collateral is invested in authorized investments by the lending agent in a pooled account. The value of cash collateral received at period end is disclosed in the Statement of Assets and
Liabilities and investments made with the cash by the lending agent are listed in the Schedule of Investments. Any deficiencies or excess of collateral must be delivered or transferred by the member firms no later than the close of business on the next business day. The total market value of all collateral received for Small Cap, at this date, was $4,158,654. The funds' risks in securities lending are that the borrower may not provide additional collateral when required or return the securities when due. If the borrower defaults, receipt of the collateral by the funds may be delayed or limited.

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30

6. AFFILIATED COMPANY TRANSACTIONS

If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act.
A summary of transactions for each company which is
or was an affiliate at or during the six months ended September 30, 2008, follows:

                                                                                         September 30, 2008
                      Share
                    Balance      Purchase         Sales       Realized   Dividend       Share        Market
Fund/Company        3/31/08          Cost          Cost    Gain (Loss)     Income     Balance         Value

Small Cap Value

Cowen Group
Inc.(1)(2)          750,000            --   $ 2,550,822     $(929,615)         --     555,000           (1)

Cutera,
Inc.(1)(2)          530,000   $ 2,827,921     6,514,126    (2,892,329)         --     510,000           (1)

DHT Maritime,
Inc.(3)           1,170,000    16,190,918     2,889,445      (486,646)   $478,750   2,455,000   $16,497,600

Young
Innovations,
Inc.                600,000     2,205,147     1,383,561      (354,491)     52,800     676,521    13,652,193
                              -----------   -----------   ------------   --------   ---------   -----------

                              $21,223,986   $13,337,954   $(4,663,081)   $531,550               $30,149,793
                              ===========   ===========   ============   ========   =========   ===========

(1) Company was not an affiliate at September 30, 2008.

(2) Non-income producing.

(3) Formally Double Hull Tankers Inc.

7. FAIR VALUE MEASUREMENTS

The funds' securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the funds. In conformity with accounting principles generally accepted in the
United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

* Level 1 valuation inputs consist of actual quoted prices based on an active market;

* Level 2 valuation inputs consist of significant direct or indirect observable market data; or

* Level 3 valuation inputs consist of significant unobservable inputs such as the fund's own assumptions.

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the funds' securities and other financial instruments as of September
30, 2008:

                                                                        Unrealized
                                                                       Gain (Loss)
                                                    Value of              on Other
                                                  Investment             Financial
Fund/Valuation Inputs                             Securities          Instruments*

MID CAP VALUE

Level 1 -- Quoted Prices                        $302,937,177                    --

Level 2 -- Other Significant
Observable Inputs                                 $8,092,828              $101,042

Level 3 -- Significant Unobservable
Inputs                                                    --                    --
                                             ---------------         -------------
                                                $311,030,005              $101,042
                                             ===============         =============

SMALL CAP VALUE

Level 1 -- Quoted Prices                      $1,261,774,737                    --

Level 2 -- Other Significant
Observable Inputs                                $86,269,529                    --

Level 3 -- Significant Unobservable
Inputs                                                    --                    --
                                             ---------------         -------------
                                              $1,348,044,266
                                             ===============         =============

*Includes forward foreign currency exchange contracts.

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31

8. BANK LINE OF CREDIT

The funds, along with certain other funds managed by ACIM or ACGIM, have a
$500,000,000 unsecured bank line of credit agreement with Bank of America,
N.A. The funds may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement, which is subject to annual renewal, bear interest at the Federal Funds rate plus 0.40%. The funds did not borrow from the line during the six months ended September 30, 2008.

9. RISK FACTORS

Small Cap Value generally invests in smaller companies which may be more volatile, and subject to greater short-term risk than those of larger companies. In addition, Small Cap Value's performance may be affected by investments in initial public offerings (IPOs). The impact of IPOs on a fund's performance depends on the strength of the IPO market and the size of the fund. IPOs may have less impact on a fund's performance as its assets grow.

10. FEDERAL TAX INFORMATION

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of September 30, 2008, the components of investments for federal income tax purposes were as follows:

                                           Mid Cap Value   Small Cap Value

Federal tax cost of investments             $340,543,145    $1,546,012,232
                                          ==============   ===============
Gross tax appreciation
of investments                               $ 9,561,700      $ 70,954,687

Gross tax depreciation
of investments                              (39,074,840)     (268,922,653)
                                          --------------   ---------------
Net tax appreciation (depreciation)
of investments                             $(29,513,140)    $(197,967,966)
                                          ==============   ===============

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of March 31, 2008, Mid Cap Value and Small Cap Value had capital loss deferrals of $(27,987,975) and $(56,231,868), respectively, which represent net capital losses incurred in the five-month period ended March 31, 2008. The funds have elected to treat such losses as having been incurred in the following fiscal year for federal income tax purposes.

11. CORPORATE EVENT

On July 27, 2007, the C Class shareholders of Small Cap Value approved a reclassification of C Class shares into Advisor Class shares. The reclassification was effective December 3, 2007. The change was approved by the Board of Directors on November 29, 2006 and March 7, 2007.

12. RECENTLY ISSUED ACCOUNTING STANDARDS

The Financial Accounting Standards Board (FASB) issued Statement of Financial
Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), in
September 2006, which is effective for fiscal years beginning after November
15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands the required financial statement disclosures about fair value measurements. The adoption of FAS 157 does not materially impact the determination of fair value.

In March 2008, the FASB issued Statement of Financial Accounting Standards No.
161, "Disclosures about Derivative Instruments and Hedging Activities -- an amendment of FASB Statement No. 133" (FAS 161). FAS 161 is effective for fiscal years beginning after November 15, 2008. FAS 161 amends and expands disclosures about derivative instruments and hedging activities. FAS 161 requires qualitative disclosures about the objectives and strategies of derivative instruments, quantitative disclosures about the fair value amounts of and gains and losses on derivative instruments, and disclosures of credit-risk-related contingent features in hedging activities. Management is currently evaluating the impact that adopting FAS 161 will have on the financial statement disclosures.

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32

FINANCIAL HIGHLIGHTS
Mid Cap Value

Investor Class

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)

                      2008(1)       2008       2007      2006      2005    2004(2)

PER-SHARE DATA

Net Asset Value,
Beginning of
Period                 $10.66     $13.33     $12.10    $11.32    $10.02     $10.00
                     --------   --------   --------  --------   -------   --------
Income From
Investment
Operations

 Net
 Investment
 Income
 (Loss)(3)               0.10       0.16       0.16      0.21      0.09      --(4)

 Net Realized
 and
 Unrealized
 Gain (Loss)           (0.24)     (1.51)       1.87      1.70      1.54       0.02
                     --------   --------   --------  --------   -------   --------
 Total From
 Investment
 Operations            (0.14)     (1.35)       2.03      1.91      1.63       0.02
                     --------   --------   --------  --------   -------   --------
Distributions

 From Net
 Investment
 Income                (0.10)     (0.16)     (0.14)    (0.21)    (0.06)         --

 From Net
 Realized
 Gains                     --     (1.16)     (0.66)    (0.92)    (0.27)         --
                     --------   --------   --------  --------   -------   --------
 Total
 Distributions         (0.10)     (1.32)     (0.80)    (1.13)    (0.33)         --
                     --------   --------   --------  --------   -------   --------
Net Asset Value,
End of Period          $10.42     $10.66     $13.33    $12.10    $11.32     $10.02
                     ========   ========   ========  ========   =======   ========

TOTAL RETURN(5)       (1.39)%   (10.84)%     17.12%    17.62%    16.40%      0.20%

RATIOS/SUPPLEMENTAL DATA

Ratio of
Operating
Expenses to
Average Net Assets   1.00%(6)      1.00%      1.00%     1.00%     1.00%   1.00%(6)

Ratio of Net
Investment Income
(Loss) to Average
Net Assets           1.76%(6)      1.25%      1.30%     1.77%     0.83%   0.00%(6)

Portfolio
Turnover Rate             81%       206%       187%      228%      192%         0%

Net Assets, End
of Period (in
thousands)           $264,945   $274,918   $301,642  $115,262   $42,059     $1,619

(1) Six months ended September 30, 2008 (unaudited).

(2) For the one day period ended March 31, 2004 (fund inception).

(3) Computed using average shares outstanding throughout the period.

(4) Per-share amount was less than $0.005.

(5) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(6) Annualized.

See Notes to Financial Statements.

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33

Mid Cap Value

Institutional Class

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)

                                  2008(1)       2008     2007      2006    2005(2)
PER-SHARE DATA

Net Asset Value,
Beginning of Period                $10.66     $13.33   $12.10    $11.33     $10.07
                                 --------   --------  -------   -------   --------
Income From Investment
Operations

 Net Investment
 Income (Loss)(3)                    0.11       0.18     0.19      0.24       0.07

 Net Realized and
 Unrealized Gain (Loss)            (0.24)     (1.51)     1.87      1.69       1.51
                                 --------   --------  -------   -------   --------
 Total From Investment
 Operations                        (0.13)     (1.33)     2.06      1.93       1.58
                                 --------   --------  -------   -------   --------
Distributions

 From Net
 Investment Income                 (0.11)     (0.18)   (0.17)    (0.24)     (0.05)

 From Net
 Realized Gains                        --     (1.16)   (0.66)    (0.92)     (0.27)
                                 --------   --------  -------   -------   --------
 Total Distributions               (0.11)     (1.34)   (0.83)    (1.16)     (0.32)
                                 --------   --------  -------   -------   --------
Net Asset Value,
End of Period                      $10.42     $10.66   $13.33    $12.10     $11.33
                                 ========   ========  =======   =======   ========

TOTAL RETURN(4)                   (1.30)%   (10.67)%   17.36%    17.74%     15.82%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets            0.80%(5)      0.80%    0.80%     0.80%   0.80%(5)

Ratio of Net Investment
Income (Loss) to Average Net
Assets                           1.96%(5)      1.45%    1.50%     1.97%   1.00%(5)

Portfolio Turnover Rate               81%       206%     187%      228%    192%(6)

Net Assets, End of Period (in
thousands)                        $18,936    $17,378  $20,623   $10,510     $8,082

(1) Six months ended September 30, 2008 (unaudited).

(2) August 2, 2004 (commencement of sale) through March 31, 2005.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated
was calculated for the year ended March 31, 2005.

See Notes to Financial Statements.

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34

Mid Cap Value

Advisor Class

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)

                                   2008(1)       2008      2007    2006    2005(2)
PER-SHARE DATA

Net Asset Value,
Beginning of Period                 $10.66     $13.33    $12.10  $11.32     $10.99
                                  --------   --------   -------  ------   --------
Income From
Investment Operations

 Net Investment
 Income (Loss)(3)                     0.08       0.13      0.14    0.16       0.03

 Net Realized
 and Unrealized
 Gain (Loss)                        (0.24)     (1.51)      1.86    1.72       0.31
                                  --------   --------   -------  ------   --------
 Total From
 Investment Operations              (0.16)     (1.38)      2.00    1.88       0.34
                                  --------   --------   -------  ------   --------
Distributions

 From Net
 Investment Income                  (0.08)     (0.13)    (0.11)  (0.18)     (0.01)

 From Net
 Realized Gains                         --     (1.16)    (0.66)  (0.92)         --
                                  --------   --------   -------  ------   --------
 Total Distributions                (0.08)     (1.29)    (0.77)  (1.10)     (0.01)
                                  --------   --------   -------  ------   --------
Net Asset Value,
End of Period                       $10.42     $10.66    $13.33  $12.10     $11.32
                                  ========   ========   =======  ======   ========

TOTAL RETURN(4)                    (1.52)%   (11.07)%    16.83%  17.32%      3.05%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to
Average Net Assets                1.25%(5)      1.25%     1.25%   1.25%   1.25%(5)

Ratio of Net Investment Income
(Loss) to Average Net Assets      1.51%(5)      1.00%     1.05%   1.52%   1.34%(5)

Portfolio Turnover Rate                81%       206%      187%    228%    192%(6)

Net Assets, End of Period (in
thousands)                         $23,961    $25,932   $21,412  $8,175     $1,057

(1) Six months ended September 30, 2008 (unaudited).

(2) January 13, 2005 (commencement of sale) through March 31, 2005.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated
was calculated for the year ended March 31, 2005.

See Notes to Financial Statements.

------
35

Mid Cap Value

R Class

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)

                                          2008(1)        2008     2007     2006(2)

PER-SHARE DATA

Net Asset Value,
Beginning of Period                        $10.65      $13.32   $12.09      $12.21
                                         --------    --------   ------    --------
Income From
Investment Operations

 Net Investment
 Income (Loss)(3)                            0.07        0.10     0.13        0.07

 Net Realized and
 Unrealized Gain (Loss)                    (0.23)      (1.51)     1.84        0.79
                                         --------    --------   ------    --------
 Total From
 Investment Operations                     (0.16)      (1.41)     1.97        0.86
                                         --------    --------   ------    --------
Distributions
 From Net
 Investment Income                         (0.07)      (0.10)   (0.08)      (0.06)

 From Net
 Realized Gains                                --      (1.16)   (0.66)      (0.92)
                                         --------    --------   ------    --------
 Total Distributions                       (0.07)      (1.26)   (0.74)      (0.98)
                                         --------    --------   ------    --------
Net Asset Value,
End of Period                              $10.42      $10.65   $13.32      $12.09
                                         ========    ========   ======    ========

TOTAL RETURN(4)                           (1.55)%    (11.30)%   16.55%       7.56%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating
Expenses to Average Net Assets           1.50%(5)       1.50%    1.50%    1.50%(5)

Ratio of Net
Investment Income (Loss)
to Average Net Assets                    1.26%(5)       0.75%    0.80%    0.97%(5)

Portfolio Turnover Rate                       81%        206%     187%     228%(6)

Net Assets, End of Period
(in thousands)                             $3,229      $3,172     $820         $27

(1) Six months ended September 30, 2008 (unaudited).

(2) July 29, 2005 (commencement of sale) through March 31, 2006.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated
was calculated for the year ended March 31, 2006.

See Notes to Financial Statements.

------
36

Small Cap Value

Investor Class

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)

                       2008(1)       2008         2007          2006         2005         2004

PER-SHARE DATA

Net Asset
Value,
Beginning
of Period                $7.02     $10.01       $10.45        $10.07        $9.71        $6.44
                      --------   --------    ---------    ----------   ----------   ----------
Income From
Investment
Operations

 Net
 Investment
 Income
 (Loss)(2)                0.06       0.09         0.06          0.06         0.03         0.05

 Net
 Realized
 and
 Unrealized
 Gain
 (Loss)                 (0.12)     (1.16)         0.87          1.72         1.31         3.26
                      --------   --------    ---------    ----------   ----------   ----------
 Total From
 Investment
 Operations             (0.06)     (1.07)         0.93          1.78         1.34         3.31
                      --------   --------    ---------    ----------   ----------   ----------
Distributions

 From Net
 Investment
 Income                 (0.07)     (0.09)       (0.04)        (0.06)       (0.03)       (0.04)

 From Net
 Realized
 Gains                      --     (1.83)       (1.33)        (1.34)       (0.95)           --
                      --------   --------    ---------    ----------   ----------   ----------
 Total
 Distributions          (0.07)     (1.92)       (1.37)        (1.40)       (0.98)       (0.04)
                      --------   --------    ---------    ----------   ----------   ----------
Net Asset
Value,
End of
Period                   $6.89      $7.02       $10.01        $10.45       $10.07        $9.71
                      ========   ========   ==========    ==========   ==========   ==========

TOTAL RETURN(3)        (0.92)%   (12.22)%        9.38%        18.67%       14.00%       51.53%

RATIOS/SUPPLEMENTAL DATA

Ratio of
Operating
Expenses to
Average Net Assets    1.25%(4)      1.26%        1.25%         1.25%        1.25%        1.26%

Ratio of Net
Investment Income
(Loss) to Average
Net Assets            1.61%(4)      1.01%        0.57%         0.58%        0.32%        0.59%

Portfolio
Turnover Rate              90%       123%         121%          111%         108%         110%

Net Assets, End
of Period (in
thousands)            $646,599   $732,968   $1,261,392    $1,390,024   $1,252,153   $1,050,500

(1) Six months ended September 30, 2008 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

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37

Small Cap Value

Institutional Class

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)

                       2008(1)       2008        2007        2006       2005        2004
PER-SHARE DATA

Net Asset Value,
Beginning
of Period                $7.04     $10.03      $10.47      $10.08      $9.72       $6.45
                      --------   --------    --------    --------   --------    --------
Income From
Investment
Operations

 Net
 Investment
 Income
 (Loss)(2)                0.07       0.11        0.08        0.08       0.05        0.07

 Net
 Realized
 and
 Unrealized
 Gain (Loss)            (0.12)     (1.17)        0.87        1.73       1.31        3.26
                      --------   --------    --------    --------   --------    --------
 Total From
 Investment
 Operations             (0.05)     (1.06)        0.95        1.81       1.36        3.33
                      --------   --------    --------    --------   --------    --------
Distributions

 From Net
 Investment
 Income                 (0.08)     (0.10)      (0.06)      (0.08)     (0.05)      (0.06)

 From Net
 Realized
 Gains                      --     (1.83)      (1.33)      (1.34)     (0.95)          --
                      --------   --------    --------    --------   --------    --------
 Total
 Distributions          (0.08)     (1.93)      (1.39)      (1.42)     (1.00)      (0.06)
                      --------   --------    --------    --------   --------    --------
Net Asset
Value,
End of
Period                   $6.91      $7.04      $10.03      $10.47     $10.08       $9.72
                      ========   ========    ========    ========   ========    ========

TOTAL
RETURN(3)              (0.78)%   (12.05)%       9.52%      18.98%     14.20%      51.75%

RATIOS/SUPPLEMENTAL DATA
Ratio of
Operating
Expenses
to Average
Net Assets            1.05%(4)      1.06%       1.05%       1.05%      1.05%       1.06%

Ratio of Net
Investment Income
(Loss) to Average
Net Assets            1.81%(4)      1.21%       0.77%       0.78%      0.52%       0.79%

Portfolio
Turnover Rate              90%       123%        121%        111%       108%        110%

Net Assets, End
of
Period (in
thousands)            $365,248   $370,422    $443,173    $435,327   $314,700    $170,784

(1) Six months ended September 30, 2008 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

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38

Small Cap Value

Advisor Class

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)

                       2008(1)       2008        2007        2006         2005        2004

PER-SHARE DATA

Net Asset Value,
Beginning of
Period                   $7.00     $10.00      $10.45      $10.06        $9.71       $6.43
                      --------   --------    --------    --------     --------    --------
Income From
Investment
Operations

 Net
 Investment
 Income
 (Loss)(2)                0.05       0.07        0.03        0.03         0.01        0.03

 Net
 Realized
 and
 Unrealized
 Gain (Loss)            (0.12)     (1.17)        0.87        1.74         1.30        3.27
                      --------   --------    --------    --------     --------    --------
 Total From
 Investment
 Operations             (0.07)     (1.10)        0.90        1.77         1.31        3.30
                      --------   --------    --------    --------     --------    --------
Distributions

 From Net
 Investment
 Income                 (0.06)     (0.07)      (0.02)      (0.04)       (0.01)      (0.02)

 From Net
 Realized
 Gains                      --     (1.83)      (1.33)      (1.34)       (0.95)          --
                      --------   --------    --------    --------     --------    --------
 Total
 Distributions          (0.06)     (1.90)      (1.35)      (1.38)       (0.96)      (0.02)
                      --------   --------    --------    --------     --------    --------
Net Asset Value,
End of Period            $6.87      $7.00      $10.00      $10.45       $10.06       $9.71
                      ========   ========    ========    ========     ========    ========

TOTAL RETURN(3)        (1.10)%   (12.51)%       9.10%      18.51%       13.70%      51.38%

RATIOS/SUPPLEMENTAL DATA

Ratio of
Operating
Expenses to
Average Net Assets    1.50%(4)      1.51%       1.50%       1.50%        1.50%       1.51%

Ratio of Net
Investment Income
(Loss) to Average
Net Assets            1.36%(4)      0.76%       0.32%       0.33%        0.07%       0.34%

Portfolio
Turnover Rate              90%       123%        121%        111%         108%        110%

Net Assets, End
of Period (in
thousands)            $330,854   $286,227    $434,182    $455,001     $624,633    $432,261

(1) Six months ended September 30, 2008 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

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39

APPROVAL OF MANAGEMENT AGREEMENTS

Mid Cap Value and Small Cap Value

Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated and approved by a majority of a fund's independent directors or trustees (the "Directors") each year. At American Century, this process is referred to as the "15(c) Process."
As a part of this process, the board reviews fund performance, shareholder services, audit and compliance information, and a variety of other reports from the advisor concerning fund operations. In addition to this annual review, the board of directors oversees and evaluates on a continuous basis at its quarterly meetings the nature and quality of significant services performed by the advisor, fund performance, audit and compliance information, and a variety of other reports relating to fund operations. The board, or committees of the board, also holds special meetings as needed.

Under a Securities and Exchange Commission rule, each fund is required to disclose in its annual or semiannual report, as appropriate, the material factors and conclusions that formed the basis for the board's approval or renewal of any advisory agreements within the fund's most recently completed fiscal half-year period.

ANNUAL CONTRACT REVIEW PROCESS

As part of the annual 15(c) Process undertaken during the most recent fiscal half-year period, the Directors reviewed extensive data and information compiled by the advisor and certain independent providers of evaluative data
(the "15(c) Providers") concerning Mid Cap Value and Small Cap Value (the
"funds") and the services provided to the funds under the management agreement. The information considered and the discussions held at the meetings included, but were not limited to:

* the nature, extent and quality of investment management, shareholder services and other services provided to the funds;

* reports on the wide range of programs and services the advisor provides to the funds and its shareholders on a routine and non-routine basis;

* information about the compliance policies, procedures, and regulatory experience of the advisor;

* data comparing the cost of owning the funds to the cost of owning similar funds;

* data comparing the funds' performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

* financial data showing the profitability of the funds to the advisor and the overall profitability of the advisor; and

* data comparing services provided and charges to other investment management clients of the advisor.

In keeping with its practice, the funds' board of directors held two in-person meetings and one telephonic meeting to review and discuss the information provided. The board also had the benefit of the advice of its independent counsel throughout the period.

------
40

FACTORS CONSIDERED

The Directors considered all of the information provided by the advisor, the
15(c) Providers, and the board's independent counsel, and evaluated such information for each fund for which the board has responsibility. In connection with their review of the fund, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement under the terms ultimately determined by the board to be appropriate, the Directors' decision was based on the following factors.

NATURE, EXTENT AND QUALITY OF SERVICES - GENERALLY. Under the management agreement, the advisor is responsible for providing or arranging for all services necessary for the operation of the funds. The board noted that under the management agreement, the advisor provides or arranges at its own expense a wide variety of services including:

* fund construction and design

* portfolio security selection

* initial capitalization/funding

* securities trading

* custody of fund assets

* daily valuation of the funds' portfolio

* shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping and communications

* legal services

* regulatory and portfolio compliance

* financial reporting

* marketing and distribution

The Directors noted that many of the services provided by the advisor have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry and the changing regulatory environment. In performing their evaluation, the Directors considered information received in connection with the annual review, as well as information provided on an ongoing basis at their regularly scheduled board and committee meetings.

------
41

INVESTMENT MANAGEMENT SERVICES. The nature of the investment management services provided to the funds is quite complex and allows fund shareholders access to professional money management, instant diversification of their investments and liquidity. In evaluating investment performance, the board expects the advisor to manage the funds in accordance with its investment objectives and approved strategies. In providing these services, the advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. At each quarterly meeting the Directors review investment performance information for the funds, together with comparative information for appropriate benchmarks and peer groups of funds managed similarly to the funds. The Directors also review detailed performance information during the
15(c) Process comparing the funds' performance with that of similar funds not managed by the advisor. If performance concerns are identified, the Directors discuss with the advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. Small Cap Value's performance for both the one- and three-year periods was above the median for its peer group. Mid Cap Value's performance was above the median for its peer group for the three-year period and below the median for the one-year period.

SHAREHOLDER AND OTHER SERVICES. The advisor provides the funds with a comprehensive package of transfer agency, shareholder, and other services. The
Directors review reports and evaluations of such services at their regular quarterly meetings, including the annual meeting concerning contract review, and reports to the board. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the advisor.

COSTS OF SERVICES PROVIDED AND PROFITABILITY. The advisor provides detailed information concerning its cost of providing various services to the funds, its profitability in managing the funds, its overall profitability, and its financial condition. The Directors have reviewed with the advisor the methodology used to prepare this financial information. This financial information regarding the advisor is considered in order to evaluate the advisor's financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The board concluded that the advisor's profits were reasonable in light of the services provided to the funds.

ETHICS. The Directors generally consider the advisor's commitment to providing quality services to shareholders and to conducting its business ethically.
They noted that the advisor's practices generally meet or exceed industry best practices.

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42

ECONOMIES OF SCALE. The Directors review reports provided by the advisor on economies of scale for the complex as a whole and the year-over-year changes in revenue, costs, and profitability. The Directors concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. This analysis is also complicated by the additional services and content provided by the advisor and its reinvestment in its ability to provide and expand those services. Accordingly, the Directors also seek to evaluate economies of scale by reviewing other information, such as year-over-year profitability of the advisor generally, the profitability of its management of the funds specifically, the expenses incurred by the advisor in providing various functions to the funds, and the fees of competitive funds not managed by the advisor. The Directors believe the advisor is appropriately sharing economies of scale through its competitive fee structure, fee breakpoints as the funds increase in size, and through reinvestment in its business to provide shareholders additional content and services.

COMPARISON TO OTHER FUNDS' FEES. The funds pay the advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the funds, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the funds' independent directors (including their independent legal counsel).
Under the unified fee structure, the advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The board believes the unified fee structure is a benefit to fund shareholders because it clearly discloses to shareholders the cost of owning fund shares, and, since the unified fee cannot be increased without a vote of fund shareholders, it shifts to the advisor the risk of increased costs of operating the fund and provides a direct incentive to minimize administrative inefficiencies. Part of the
Directors' analysis of fee levels involves reviewing certain evaluative data compiled by a 15(c) Provider comparing the fund's unified fee to the total expense ratio of other funds in the fund's peer group. The unified fee charged to shareholders of Small Cap Value was at the median of the total expense ratios of its peer group. The unified fee charged to shareholders of Mid Cap
Value was below the median of the total expense ratios of its peer group. The board concluded that the management fee paid by each fund to the advisor was reasonable in light of the services provided to the fund.

COMPARISON TO FEES AND SERVICES PROVIDED TO OTHER CLIENTS OF THE ADVISOR. The
Directors also requested and received information from the advisor concerning the nature of the services, fees, and profitability of its advisory services to advisory clients other than the funds. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the funds. The
Directors analyzed this information and concluded that the fees charged and services provided to the funds were reasonable by comparison.

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43

COLLATERAL BENEFITS DERIVED BY THE ADVISOR. The Directors reviewed information from the advisor concerning collateral benefits it receives as a result of its relationship with the funds. They concluded that the advisor's primary business is managing mutual funds and it generally does not use the fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The
Directors noted that the advisor receives proprietary research from broker-dealers that execute fund portfolio transactions and concluded that this research is likely to benefit fund shareholders. The Directors also determined that the advisor is able to provide investment management services to certain clients other than the funds, at least in part, due to its existing infrastructure built to serve the fund complex. The Directors concluded, however, that the assets of those other clients are not material to the analysis and, in any event, are included with the assets of the fund to determine breakpoints in the funds' fee schedule, provided they are managed using the same investment team and strategy.

CONCLUSIONS OF THE DIRECTORS

As a result of this process, the board, including all of the independent directors, in the absence of particular circumstances and assisted by the advice of legal counsel that is independent of the advisor, taking into account all of the factors discussed above and the information provided by the advisor concluded that the investment management agreement between the funds and the advisor is fair and reasonable in light of the services provided and should be renewed.

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44

ADDITIONAL INFORMATION

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain
403(b), 457 and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the funds' investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments' website at americancentury.com and on the
Securities and Exchange Commission's website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the
"About Us" page at americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The funds file their complete schedule of portfolio holdings with the
Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The funds' Forms N-Q are available on the SEC's website at sec.gov, and may be reviewed and copied at the SEC's Public
Reference Room in Washington, DC. Information on the operation of the Public
Reference Room may be obtained by calling 1-800-SEC-0330. The funds also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on their website at americancentury.com and, upon request, by calling 1-800-345-2021.

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45

INDEX DEFINITIONS

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The LIPPER SMALL-CAP VALUE FUNDS INDEX is an equal dollar-weighted index of, typically, the 30 largest mutual funds within the Small-Cap Value fund classification, as defined by Lipper. The index is adjusted for the reinvestment of capital gains and income dividends.

The RUSSELL 1000® INDEX is a market-capitalization weighted, large-cap index created by Frank Russell Company to measure the performance of the 1,000 largest publicly traded U.S. companies, based on total market capitalization.

The RUSSELL 1000® GROWTH INDEX measures the performance of those Russell 1000
Index companies (the 1,000 largest publicly traded U.S. companies, based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values.

The RUSSELL 1000® VALUE INDEX measures the performance of those Russell 1000
Index companies (the 1,000 largest publicly traded U.S. companies, based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values.

The RUSSELL 2000® INDEX is a market-capitalization weighted index created by
Frank Russell Company to measure the performance of the 2,000 smallest of the
3,000 largest publicly traded U.S. companies, based on total market capitalization.

The RUSSELL 2000® GROWTH Index measures the performance of those Russell 2000
Index companies (the 2,000 smallest of the 3,000 largest publicly traded U.S.
companies, based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values.

The RUSSELL 2000® VALUE INDEX measures the performance of those Russell 2000
Index companies (the 2,000 smallest of the 3,000 largest publicly traded U.S.
companies, based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values.

The RUSSELL MIDCAP® INDEX measures the performance of the 800 smallest of the
1,000 largest publicly traded U.S. companies, based on total market capitalization.

The RUSSELL MIDCAP® GROWTH INDEX measures the performance of those Russell
Midcap Index companies (the 800 smallest of the 1,000 largest publicly traded
U.S. companies, based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values.

The RUSSELL MIDCAP® VALUE INDEX measures the performance of those Russell
Midcap Index companies (the 800 smallest of the 1,000 largest publicly traded
U.S. companies, based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values.

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46

NOTES

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47

NOTES

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48

[back cover]

[american century investments logo and text logo ®]

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE . . . . . . . . . . . . . . .            1-800-345-8765

INVESTOR SERVICES REPRESENTATIVE . . . . . . . . . . . .            1-800-345-2021
                                                                   or 816-531-5575

BUSINESS, NOT-FOR-PROFIT, EMPLOYER-SPONSORED
RETIREMENT PLANS. . . . . . . . . . . . . .  . . . . . .            1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL PROFESSIONALS, INSURANCE COMPANIES . . . . . .            1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF . . . . . . . . .            1-800-634-4113

AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.

INVESTMENT ADVISOR:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

American Century Investments
P.O. Box 419200
Kansas City, MO 64141-6200                                      PRSRT STD
                                                            U.S. POSTAGE PAID
                                                             AMERICAN CENTURY
                                                                COMPANIES

American Century Investment Services, Inc., Distributor

©2008 American Century Proprietary Holdings, Inc. All rights reserved.

0811
CL-SAN-61619S

[front cover]

SEMIANNUAL REPORT
SEPTEMBER 30, 2008

[american century investments logo and text logo ®]

AMERICAN CENTURY INVESTMENTS

EQUITY INCOME FUND
VALUE FUND
LARGE COMPANY VALUE FUND

PRESIDENT'S LETTER

[photo of Jonathan Thomas]

JONATHAN THOMAS

Dear Investor:

Thank you for taking time to review the following discussions, from our experienced portfolio management team, of the fund reporting period ended
September 30, 2008. It was a time of enormous upheaval and change. We understand and appreciate the challenges you have faced during this historic period, and share your concerns about the economy, the markets, and fund holdings. To help address these issues, I'd like to provide my perspective on how we have managed--and continue to manage--your investments in these uncertain times.

As a company, American Century Investments® is well positioned to deal with market turmoil. We are financially strong and privately held, which allows us to align our resources with your long-term investment interests. In addition, our actively managed, team-based approach allows our portfolio teams to identify attractive investment opportunities regardless of market conditions.

Our seasoned investment professionals have substantial experience and have successfully navigated previous market crises. These portfolio managers and analysts continue to use a team approach and follow disciplined investment processes designed to produce the best possible long-term results for you. For example, our equity investment teams are working closely with our fixed income group to monitor and assess credit crisis developments. The fixed income team anticipated dislocation in the credit markets and--through its disciplined processes and teamwork--helped reduce our exposure to investments that suffered substantial losses.

How soon a sustainable recovery will occur is uncertain. But I am certain of this: Since 1958, we've demonstrated a consistent ability to execute solid, long-term investment strategies and the discipline to remain focused during times of volatility or shifts in the markets. We've stayed true to our principles, especially our belief that your success is the ultimate measure of our success.

Thank you for your continued confidence in us.

Sincerely,

/s/ Jonathan Thomas

Jonathan S. Thomas
President and CEO
American Century Investments

     Market Perspective. . . . . . . . . . . . . . . . . . . . . . . . . .      2
      U.S. Stock Index Returns . . . . . . . . . . . . . . . . . . . . . .      2

EQUITY INCOME

VALUE

LARGE COMPANY VALUE

FINANCIAL STATEMENTS

OTHER INFORMATION

     Approval of Management Agreements for Equity Income,

The opinions expressed in the Market Perspective and each of the Portfolio
Commentaries reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century
Investments or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American
Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century
Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities.
Performance information for comparative indices and securities is provided to
American Century Investments by third party vendors. To the best of American
Century Investments' knowledge, such information is accurate at the time of printing.

MARKET PERSPECTIVE

[photo of chief investment officer]

By Phil Davidson, Chief Investment Officer, U.S. Value Equity

FINANCIAL SYSTEM SHAKEN

A series of startling events put downward pressure on the U.S. equity market during the six months ended September 30, 2008. The U.S. financial system remained mired in unprecedented credit-market turmoil, which intensified throughout the six-month period. The credit and liquidity stress reached critical mass in September, when the federal government's takeover of mortgage lenders Fannie Mae and Freddie Mac, and its rescue of insurer AIG were followed by the bankruptcy of Lehman Brothers and Bank of America's acquisition of troubled Merrill Lynch. A number of other major financial firms faced similar circumstances.

Few investors anticipated the scope of the credit crunch, which has blossomed into a full-blown financial crisis. The adverse effects are being felt on a global scale--the U.S. economy is likely already facing a recession as job losses mount and consumer spending withers, and the malaise is quickly spreading throughout the rest of the world's economies. The U.S. government and the Federal Reserve have taken extraordinary steps to provide support for the flagging financial system, and other governments and central banks are expected to follow suit.

In the stock market, volatility reached extreme levels on a day-to-day basis as investors lost confidence in the financial system and the ability of the government to remedy the situation. As a result, the major stock indexes slumped for the six-month period (see the accompanying table).

VALUE OUTPERFORMED

In this challenging environment, value stocks generally held up better than growth-oriented issues. Against a persistent backdrop of market uncertainty and heightened volatility, companies with attractive valuation characteristics became beacons for risk-averse investors. However, security selection took on greater importance as the market became rife with "value traps"--stocks that are inexpensive for good reason.

Our value funds stand to benefit from an increased emphasis on selectivity, thanks to our risk-conscious focus on robust balance sheets, competitive strength, cash flows, and earnings power. We believe these characteristics are indicative of higher-quality companies that will successfully weather the current financial storm.

U.S. Stock Index Returns
For the six months ended September 30, 2008*

RUSSELL 1000 INDEX (LARGE-CAP)           -11.06%
Russell 1000 Value Index                 -11.10%
Russell 1000 Growth Index                -11.23%

RUSSELL MIDCAP INDEX                     -10.58%
Russell Midcap Value Index                -7.46%
Russell Midcap Growth Index              -13.93%

RUSSELL 2000 INDEX (SMALL-CAP)            -0.54%
Russell 2000 Value Index                   1.24%
Russell 2000 Growth Index                 -2.83%

*Total returns for periods less than one year are not annualized.

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2

PERFORMANCE
Equity Income

Total Returns as of September 30, 2008
                                                 Average Annual Returns
                              6                   5       10      Since    Inception
                          months(1)    1 year   years   years   Inception     Date

INVESTOR CLASS              -4.27%    -13.68%   7.09%   8.72%    11.54%      8/1/94

RUSSELL 3000
VALUE INDEX(2)             -10.16%    -22.70%   7.29%   5.86%   9.91%(3)       --

S&P 500 INDEX(2)           -10.87%    -21.98%   5.17%   3.06%   8.75%(3)       --

LIPPER EQUITY
INCOME FUNDS
INDEX(2)                   -11.30%    -22.36%   5.92%   4.10%   7.65%(3)       --

Institutional Class         -4.30%    -13.51%   7.30%   8.93%     7.98%      7/8/98

A Class(4)
 No sales charge*           -4.39%    -13.89%   6.83%   8.45%     9.13%
 With sales charge*         -9.94%    -18.85%   5.56%   7.81%     8.58%      3/7/97

B Class
 No sales charge*           -4.74%    -14.53%     --      --     -14.42%
 With sales charge*         -9.74%    -18.53%     --      --     -18.40%    9/28/07

C Class
 No sales charge*           -4.74%    -14.53%   6.07%     --      5.43%
 With sales charge*         -5.68%    -14.53%   6.07%     --      5.43%     7/13/01

R Class                     -4.65%    -14.15%   6.51%     --      6.31%     8/29/03

* Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge for equity funds and may be subject to a maximum CDSC of 1.00%. B
Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1) Total returns for periods less than one year are not annualized.

(2) Data provided by Lipper Inc. -- A Reuters Company. ©2008 Reuters. All
rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

  Lipper Fund Performance -- Performance data is total return, and is preliminary and subject to revision.

  The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
Although carefully verified, data on compilations is not guaranteed by Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

(3) Since 7/31/94, the date nearest the Investor Class's inception for which data are available.

(4) Prior to September 4, 2007, the A Class was referred to as the Advisor
Class. Performance, with sales charge, prior to that date has been adjusted to reflect the A Class's current sales charge.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

------
3

Equity Income

Growth of $10,000 Over 10 Years

$10,000 investment made September 30, 1998

One-Year Returns Over 10 Years
Periods ended September 30
              1999     2000      2001       2002      2003     2004    2005     2006     2007      2008

Investor
Class        15.98%    6.80%    14.30%     -3.72%    20.17%   17.22%   8.79%   13.47%   12.81%    -13.68%

Russell
3000
Value
Index        17.64%    9.35%    -7.98%     -15.89%   24.89%   20.89%  16.78%   14.55%   13.73%    -22.70%

S&P 500
Index        27.80%   13.28%    -26.62%    -20.49%   24.40%   13.87%  12.25%   10.79%   16.44%    -21.98%

Lipper
Equity
Income
Funds
Index        13.36%    8.10%    -8.82%     -16.74%   20.48%   17.09%  13.52%   12.09%   15.23%    -22.36%

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

------
4

PORTFOLIO COMMENTARY
Equity Income

Portfolio Managers: Phil Davidson, Kevin Toney, and Michael Liss

PERFORMANCE SUMMARY

Equity Income returned -4.27%* for the six months ended September 30, 2008.
By comparison, the Lipper Equity Income Index returned -11.30%, and the median return for Morningstar's Large Cap Value category** (whose performance, like Equity Income's, reflects fund operating expenses) was
-11.23%. Two market indices--the Russell 3000 Value Index and the S&P 500
Index--returned -10.16% and -10.87%, respectively. The portfolio's return reflects operating expenses, while the indices' returns do not.

The volatile market environment described in the Market Perspective on page 2 hampered Equity Income's absolute performance. However, on a relative basis, the portfolio significantly outpaced the performance of its benchmark, the
Russell 3000 Value Index. The key to our results was our continued focus on higher-quality businesses with sound balance sheets. Performance benefited most from strong security selection across financials, consumer staples, and utilities. Conversely, Equity Income's mix of industrials and energy stocks was a drag on results. The portfolio's complement of international holdings also restrained performance.

Since its inception on August 1, 1994, Equity Income has produced an average annual return of 11.54%, topping the returns for the Lipper Equity Income
Index, Morningstar's Large Cap Value category median,** the Russell 3000 Value
Index, and the S&P 500 for the same period (see performance information on pages 3-4).

FINANCIALS POSITION BOOSTED RESULTS

Strong security selection and an underweight in financials added to relative performance. We avoided several headline names, including insurance company
American International Group; bank holding company Wachovia Corp.; savings and loan company Washington Mutual; and government-sponsored mortgage lenders
Fannie Mae and Freddie Mac.

The sector provided two significant contributors--leading insurance broker
Marsh & McLennan, and bank holding company People's United Financial, Inc.
Marsh continued to show performance within its key insurance brokerage segment. People's United Financial has steered clear of subprime loans and is using its strong, well-capitalized balance sheet to make acquisitions.

Financials was also the source of a top detractor, AllianceBernstein Holding
LP. The asset manager experienced weak investment performance, compounding a decline in assets under management which accompanied the downturn in the financial markets.

Top Ten Holdings as of September 30, 2008
                                              % of net       % of net
                                            assets as of   assets as of
                                               9/30/08        3/31/08

Exxon Mobil Corp.                               6.2%           6.9%
Bank of America Corp., 7.25%, 12/31/49
(Convertible Pref.)                             5.2%           0.6%
General Electric Co.                            4.9%           5.4%
AT&T Inc.                                       4.2%           4.3%
Intel Corp., 2.95%, 12/15/35
(Convertible Bond)                              3.8%           2.4%
Proctor & Gamble Co. (The)                      2.9%           1.8%
Beckman Coulter, Inc., 2.50%, 12/15/36
(Convertible Bond)                              2.8%            --
Chevron Corp.                                   2.8%            --
Total SA ORD                                    2.7%           2.1%
BP plc(1)                                       2.6%           4.9%

(1) Includes shares traded on all exchanges.

* All fund returns referenced in this commentary are for Investor Class shares. Total returns for periods less than one year are not annualized.

** The median returns for Morningstar's Large Cap Value category were
-23.23%, 5.61% and 4.60% for the one-, five- and ten-year periods ended
September 30, 2008, respectively, and 8.00% since the fund's inception.
(c) Morningstar, Inc. All Rights Reserved. The information contained herein:
(1) is proprietary to Morningstar and/or its content providers: (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

------
5

Equity Income

CONSUMER STAPLES, UTILITIES ENHANCED PERFORMANCE

In consumer staples, our holdings among large packaged-food companies contributed to relative results. A key holding was Campbell Soup, a leading producer of soups, simple meals, baked goods, and healthy beverages. Campbell has benefited from new products and improved pricing.

Strong security selection in utilities added value. Although electric and gas utilities were down for the benchmark, we owned two top performers--Southern
Co., an electric utility serving primarily the southeast, and Nicor, a gas distribution company that serves northern Illinois and the Chicago suburbs.

ACQUISITIONS ADDED VALUE

Merger and acquisition activity during the period was also beneficial. We owned specialty chemical company Rohm and Haas, which announced it would be bought at a substantial premium by Dow Chemical. UST, the leading producer of smokeless tobacco products, reported a pending acquisition by Altria Group, owner of Philip Morris USA.

INDUSTRIALS DETRACTED

Investments in the industrials sector slowed relative performance. A leading detractor was General Electric, which comprised approximately 4% of the benchmark. The company's shares suffered in sympathy with the overall decline in financials due to concern about its financial unit, GE Capital.

ENERGY HAMPERED PROGRESS

In energy, we concentrated our investments in international integrated energy companies, which we considered more attractively valued than their domestic competitors. Two of these holdings--Total SA, a French oil and gas company, and BP Plc., an oil and gas holding company based in the United
Kingdom--detracted as a slowing global economy weighed on their share prices.

OUTLOOK

We will continue to follow our disciplined, bottom-up investment process, selecting companies one at a time for the portfolio. We see attractive opportunities in information technology, utilities, and health care, reflected by overweight positions in these sectors. We continue to be selective in holdings of consumer discretionary companies and industrials, relying on fundamental analysis to identify strong, financially-sound businesses whose securities provide attractive yields.

PORTFOLIO MANAGER SCOTT MOORE HAS LEFT AMERICAN CENTURY INVESTMENTS TO PURSUE
ANOTHER CAREER OPPORTUNITY. PORTFOLIO MANAGER MICHAEL LISS HAS JOINED THE
EQUITY INCOME INVESTMENT TEAM. MR. LISS, A PORTFOLIO MANAGER ON THE VALUE AND
MID CAP VALUE MANAGEMENT TEAMS, PREVIOUSLY SERVED AS A SENIOR INVESTMENT
ANALYST FOR EQUITY INCOME.

Top Five Industries as of September 30, 2008
                                       % of net       % of net
                                     assets as of   assets as of
                                        9/30/08        3/31/08

Oil, Gas & Consumable Fuels              15.1%          16.0%
Insurance                                10.9%          5.3%
Pharmaceuticals                          10.0%          7.0%
Diversified Financial Services           7.6%           2.5%
Industrial Conglomerates                 4.9%           6.8%

Types of Investments in Portfolio
                                       % of net       % of net
                                     assets as of   assets as of
                                        9/30/08        3/31/08

Common Stocks                            77.1%          84.0%
Convertible Bonds                        15.2%          13.5%
Convertible Preferred Stocks             6.2%           1.6%
Preferred Stocks                         0.3%           0.1%
TOTAL EQUITY EXPOSURE                    98.8%          99.2%
Temporary Cash Investments               0.5%           0.3%
Other Assets and Liabilities(1)          0.7%           0.5%

(1) Includes securities lending collateral and other assets and liabilities.

------
6

PERFORMANCE
Value

Total Returns as of September 30, 2008
                                                   Average Annual Returns
                              6                     5      10      Since     Inception
                          months(1)     1 year    years  years   Inception      Date

INVESTOR CLASS              -6.01%     -19.99%    6.22%  7.02%     9.89%       9/1/93

RUSSELL 3000
VALUE INDEX(2)             -10.16%     -22.70%    7.29%  5.86%    9.30%(3)       --

S&P 500 INDEX(2)           -10.87%     -21.98%    5.17%  3.06%    8.29%(3)       --

LIPPER MULTI-CAP
VALUE FUNDS INDEX(2)       -11.87%     -25.26%    4.88%  5.19%    7.93%(3)       --

Institutional Class         -5.91%     -19.80%    6.42%  7.23%     6.41%      7/31/97

A Class(4)
 No sales charge*           -6.13%     -20.08%    5.96%  6.76%     7.79%
 With sales charge*        -11.49%     -24.68%    4.70%  6.13%     7.25%      10/2/96

B Class
 No sales charge*           -6.48%     -20.66%    5.23%    --      7.44%
 With sales charge*        -11.48%     -24.66%    5.07%    --      7.31%      1/31/03

C Class
 No sales charge*           -6.53%     -20.68%    5.22%    --      3.61%
 With sales charge*         -7.45%     -20.68%    5.22%    --      3.61%       6/4/01

R Class                     -6.25%     -20.38%     --      --      -0.30%     7/29/05

* Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge for equity funds and may be subject to a maximum CDSC of 1.00%. B
Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1) Total returns for periods less than one year are not annualized.

(2) Data provided by Lipper Inc. -- A Reuters Company. ©2008 Reuters. All
rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

  Lipper Fund Performance -- Performance data is total return, and is preliminary and subject to revision.

  The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
Although carefully verified, data on compilations is not guaranteed by Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

(3) Since 8/31/93, the date nearest the Investor Class's inception for which data are available.

(4) Prior to September 4, 2007, the A Class was referred to as the Advisor
Class. Performance, with sales charge, prior to that date has been adjusted to reflect the A Class's current sales charge.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

------
7

Value

Growth of $10,000 Over 10 Years

$10,000 investment made September 30, 1998

One-Year Returns Over 10 Years
Periods ended September 30
                 1999    2000      2001       2002      2003     2004     2005    2006     2007      2008

Investor
Class           12.04%   2.95%    12.36%     -8.55%    23.02%   19.56%   9.96%   14.69%   12.11%    -19.99%

Russell
3000 Value
Index           17.64%   9.35%    -7.98%     -15.89%   24.89%   20.89%   16.78%  14.55%   13.73%    -22.70%

S&P 500
Index           27.80%  13.28%    -26.62%    -20.49%   24.40%   13.87%   12.25%  10.79%   16.44%    -21.98%

Lipper
Multi-Cap
Value
Funds
Index           15.36%  10.61%    -6.04%     -14.25%   27.08%   17.61%   15.42%  10.94%   12.73%    -25.26%

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

------
8

PORTFOLIO COMMENTARY
Value

Portfolio Managers: Michael Liss, Kevin Toney, and Phil Davidson

PERFORMANCE SUMMARY

Value returned -6.01%* for the six months ended September 30, 2008. By comparison, the Lipper Multi-Cap Value Index returned -11.87%, while the median return for Morningstar's Large Cap Value category** (whose performance, like Value's, reflects fund operating expenses) was -11.23%. Two market indices--the Russell 3000 Value Index and the S&P 500 Index--returned -10.16%
and -10.87%, respectively. (The portfolio's returns reflect operating expenses, while the indices' returns do not.)

The volatile market environment described in the Market Perspective on page 2 hampered Value's absolute performance. However, on a relative basis, the portfolio significantly outpaced the performance of its benchmark, the Russell
3000 Value Index. Value outperformed due to effective security selection and a continued emphasis on less-risky businesses with sound balance sheets. The portfolio benefited most from its position in the consumer staples, materials, and health care sectors. An underweight position in energy stocks hindered relative performance. The portfolio's complement of international holdings also restrained performance.

Since Value's inception on September 1, 1993, the portfolio has produced an average annual return of 9.89%, topping the returns for that period for the
Lipper Multi-Cap Value Index, Morningstar's Large Cap Value category median,**
the Russell 3000 Value Index, and the S&P 500 (see the performance information on pages 7-8).

CONSUMER STAPLES BOOSTED PERFORMANCE

An overweight and effective security selection in consumer
staples--particularly among food and household products names--contributed positively to relative performance. Our valuation work uncovered a number of attractively priced businesses--industry leaders with high and sustainable market-share positions, solid returns on capital, and good financial strength.
Two top holdings were significant relative contributors. Kraft Foods, the largest branded food company in the U.S., has put more resources behind fewer brands and is pushing more of its products into China, Russia, and Brazil.
Kimberly-Clark Corp., one of the largest makers of personal-care and paper products, benefited from ongoing cost cutting and price increases. Its share price rose on anticipation of lower prices for oil, natural gas, and pulp, helping its profit margins.

Top Ten Holdings as of September 30, 2008
                             % of net       % of net
                           assets as of   assets as of
                              9/30/08        3/31/08

General Electric Co.           5.9%           4.9%
Exxon Mobil Corp.              5.0%           4.7%
AT&T Inc.                      3.4%           3.8%
Kimberly-Clark Corp.           3.2%           2.9%
JPMorgan Chase & Co.           3.0%           1.4%
Bank of America Corp.          2.9%           2.2%
BP plc ADR                     2.8%           3.8%
Johnson & Johnson              2.5%           2.6%
Kraft Foods Inc. Cl A          2.4%           4.0%
Bemis Co., Inc.                2.3%           3.2%

* All fund returns referenced in this commentary are for Investor Class shares. Total returns for periods less than one year are not annualized.

** The median returns for Morningstar's Large Cap Value category were
-23.23%, 5.61% and 4.60% for the one-, five- and ten-year periods ended
September 30, 2008, respectively, and 7.99% since the fund's inception.
(c) Morningstar, Inc. All Rights Reserved. The information contained herein:
(1) is proprietary to Morningstar and/or its content providers: (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

------
9

Value

MATERIALS, HEALTH CARE CONTRIBUTED

The materials sector was another source of relative outperformance. In the containers and packaging segment, effective security selection added to results. A top contributor was Bemis Co., one of Value's largest holdings.
Bemis, a major producer of flexible packaging, primarily for the food industry, reported an increase in profits from the sale of its flexible and dry-food packaging products.

Value held no metals and mining company stocks, which enhanced its progress versus the benchmark. For some time, we have had limited exposure to this segment because we believe earnings are at peak levels and unsustainable. This proved advantageous as falling commodity prices put pressure on earnings.

In the health care sector, Value benefited from its mix of stocks in the pharmaceutical and health care equipment industries. One key holding was
Beckman Coulter. The manufacturer of diagnostic testing instruments and consumables reported increased revenue on sales of clinical diagnostic equipment.

ENERGY DETRACTED

The energy sector was the source of two top detractors--French oil company,
Total SA and Equitable Resources, a natural gas company involved in both exploration and production, primarily in the Appalachian region. Total's share price declined, partly on fears that a global recession would end high oil prices. Despite its strong resource base, Equitable's prospects dimmed as natural gas prices fell and its access to capital was restricted by tight credit conditions, which hindered its ability to execute its growth plans.

OUTLOOK

We will continue to follow our disciplined, bottom-up process, selecting securities one at a time for the portfolio. We see opportunities in consumer staples, industrials, and information technology companies, reflected by overweight positions in these sectors relative to the benchmark. Our fundamental analysis and valuation work are also directing us toward relative underweights in financials and energy stocks.

PORTFOLIO MANAGER SCOTT MOORE HAS LEFT AMERICAN CENTURY INVESTMENTS TO PURSUE
ANOTHER CAREER OPPORTUNITY. MICHAEL LISS, WHO IS ALSO ON THE MID CAP VALUE AND
EQUITY INCOME MANAGEMENT TEAMS, CONTINUES TO CO-MANAGE VALUE. PORTFOLIO
MANAGER KEVIN TONEY HAS JOINED THE VALUE MANAGEMENT TEAM. MR. TONEY, A
PORTFOLIO MANAGER ON THE EQUITY INCOME AND MID CAP VALUE PORTFOLIOS,
PREVIOUSLY SERVED AS A SENIOR INVESTMENT ANALYST FOR VALUE.

Top Five Industries as of September 30, 2008
                                       % of net       % of net
                                     assets as of   assets as of
                                        9/30/08        3/31/08

Oil, Gas & Consumable Fuels              11.6%          9.9%
Pharmaceuticals                          8.3%           6.7%
Food Products                            7.3%           10.4%
Industrial Conglomerates                 7.1%           5.7%
Diversified Financial Services           6.6%           4.1%

Types of Investments in Portfolio
                                       % of net       % of net
                                     assets as of   assets as of
                                        9/30/08        3/31/08

Domestic Common Stocks                   90.9%          91.1%
Foreign Common Stocks(1)                 8.9%           7.9%
TOTAL COMMON STOCKS                      99.8%          99.0%
Temporary Cash Investments               1.5%           2.0%
Other Assets and Liabilities(2)         (1.3)%         (1.0)%

(1) Includes depositary shares, dual listed securities and foreign ordinary shares.

(2) Includes securities lending collateral and other assets and liabilities.

------
10

PERFORMANCE
Large Company Value

Total Returns as of September 30, 2008
                                                     Average Annual
                                                         Returns
                               6                      5       Since      Inception
                           months(1)     1 year     years   Inception      Date

INVESTOR CLASS              -12.58%     -25.28%     5.07%     3.65%       7/30/99

RUSSELL 1000
VALUE INDEX(2)              -11.10%     -23.56%     7.12%     3.27%         --

S&P 500 INDEX(2)            -10.87%     -21.98%     5.17%     0.26%         --

Institutional Class         -12.49%     -25.13%     5.27%     3.26%       8/10/01

A Class(3)
 No sales charge*           -12.55%     -25.46%     4.81%     4.57%
 With sales charge*         -17.52%     -29.74%     3.58%     3.78%      10/26/00

B Class
 No sales charge*           -12.84%     -25.95%     4.09%     6.19%
 With sales charge*         -17.84%     -29.95%     3.92%     6.05%       1/31/03

C Class
 No sales charge*           -12.88%     -26.02%     4.07%     2.95%
 With sales charge*         -13.75%     -26.02%     4.07%     2.95%       11/7/01

R Class                     -12.80%     -25.65%     4.54%     4.22%       8/29/03

* Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge for equity funds and may be subject to a maximum CDSC of 1.00%. B
Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1) Total returns for periods less than one year are not annualized.

(2) Data provided by Lipper Inc. -- A Reuters Company. ©2008 Reuters. All
rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

  The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
Although carefully verified, data on compilations is not guaranteed by Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

(3) Prior to December 3, 2007, the A Class was referred to as the Advisor
Class. Performance, with sales charge, prior to that date has been adjusted to reflect the A Class's current sales charge.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

------
11

Large Company Value

Growth of $10,000 Over Life of Class

$10,000 investment made July 30, 1999

One-Year Returns Over Life of Class
Periods ended September 30
               1999*     2000      2001       2002      2003     2004     2005    2006     2007      2008

Investor
Class         -8.56%     5.67%    4.99%     -13.70%    23.93%   18.84%   12.38%  13.42%   13.15%   -25.28%

Russell
1000
Value
Index         -7.08%     8.91%    -8.91%    -16.95%    24.37%   20.52%   16.69%  14.62%   14.45%   -23.56%

S&P 500
Index         -3.22%    13.28%   -26.62%    -20.49%    24.40%   13.87%   12.25%  10.79%   16.44%   -21.98%

* From 7/30/99, the Investor Class's inception date. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

------
12

PORTFOLIO COMMENTARY
Large Company Value

Portfolio Managers: Chuck Ritter and Brendan Healy

PERFORMANCE SUMMARY

Large Company Value returned -12.58%* for the six months ended September 30,
2008. By comparison, its benchmark, the Russell 1000 Value Index, returned
-11.10%. The broader market, as measured by the S&P 500, returned -10.87%.
The portfolio's return reflects operating expenses, while the indices'
returns do not. The median return for Morningstar's Large Cap Value category
(whose performance, like Large Company Value's, reflects operating expenses)
was -11.23%.**

The volatile market environment described in the Market Perspective on page 2 hampered Large Company Value's absolute and relative performance. U.S. equity indices were almost universally down for the six months. Value outperformed growth--except among mega-cap stocks (shares of especially large companies, represented by the Russell Top 200 Index). Large Company Value was slowed by its position in the financials sector and holdings among utilities and consumer discretionary stocks. On the positive side, the portfolio benefited from strong security selection in the information technology, health care, and consumer staples sectors.

Since Large Company Value's inception on July 30, 1999, the portfolio has produced an average annual return of 3.65%, topping the returns for
Morningstar's Large Cap Value category median,** the Russell 1000 Value Index, and the S&P 500 for that period (see performance information on pages 11-12).

FINANCIALS HINDERED PROGRESS

Even an underweight in financials--the portfolio's largest source of relative underperformance--was insufficient to protect Large Company Value from the turmoil in the sector. Although we continue to be selective about portfolio holdings, our complement of insurance stocks hampered results. A top detractor was American International Group (AIG), the leading U.S.-based international insurer. AIG's shares fell significantly after the Federal Reserve stepped in to rescue the company from bankruptcy. We eliminated the position during the reporting period.

Also slowing progress was a significant underweight in real estate investment trusts (REITS), which boosted returns for the benchmark. We continued to limit exposure to this segment because we believe REITS are overvalued relative to their fundamentals.

Top Ten Holdings as of September 30, 2008
                             % of net       % of net
                           assets as of   assets as of
                              9/30/08        3/31/08

Exxon Mobil Corp.              5.6%           5.1%
General Electric Co.           4.7%           5.0%
Chevron Corp.                  4.6%           3.6%
JPMorgan Chase & Co.           3.5%           2.6%
AT&T Inc.                      3.5%           4.0%
ConocoPhillips                 3.1%           2.4%
Citigroup Inc.                 3.1%           2.7%
Johnson & Johnson              3.0%           2.7%
Pfizer Inc.                    2.9%           2.6%
Bank of America Corp.          2.8%           3.0%

* All fund returns referenced in this commentary are for Investor Class shares. Total returns for periods less than one year are not annualized.

** The median returns for Morningstar's Large Cap Value category were -23.23%
and 5.61% one- and five-year periods ended September 30, 2008, respectively, and 2.50% since the fund's inception. (c) Morningstar, Inc. All Rights
Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers: (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

------
13

Large Company Value

UTILITIES, CONSUMER DISCRETIONARY DETRACTED

The portfolio's mix of electric utilities was a drag on relative performance.
A key detractor was Exelon, the nation's largest nuclear generator, which saw its cost advantage over carbon-based generators decline as oil and gas prices fell.

In consumer discretionary stocks, our holdings in the media industry hampered performance. The sector provided two key detractors--entertainment giant
Viacom, and newspaper publisher Gannett Co. Both companies have been hurt by a significant drop-off in advertising revenue.

INFORMATION TECHNOLOGY CONTRIBUTED

On the positive side, the portfolio benefited most from strong security selection in the information technology sector, with most of the gains coming from large leading software and technology companies. A significant holding was computer and peripheral maker Hewlett-Packard. Its acquisition of outsourcing giant Electronic Data Systems appears to offer a competitive advantage and could add value through reorganization and cost-cutting efforts.
High-tech giant International Business Machines (IBM) reported strong earnings from growth in its software and services divisions.

HEALTH CARE, CONSUMER STAPLES ADDED VALUE

Large Company Value's position in health care and consumer staples contributed to results. During difficult economic times or periods of stock market turbulence, investors often regard consumer staples and health care stocks as lower-risk, defensive investments. Moreover, our preference for large industry leaders proved advantageous as many of these names outperformed.

In health care, a key holding was Abbott Laboratories, which develops and manufactures laboratory diagnostics, medical devices and pharmaceutical therapies. Abbott reported strong sales across its entire product line, including Humira (a drug that treats autoimmune diseases). In consumer staples, a significant contributor was Wal-Mart Stores. The slowing economy has put pressure on consumers, making the retailer's low-price strategy particularly appealing.

OUTLOOK

We continue to be bottom-up investment managers, evaluating each company individually and building the portfolio one stock at a time. Large Company
Value is broadly diversified, with ongoing overweight positions in the information technology, energy, and industrials sectors. Our valuation work is also directing us toward smaller relative weightings in financials and utilities stocks. We are still finding greater value opportunities among mega-cap stocks and have maintained our bias toward these firms.

Top Five Industries as of September 30, 2008
                                              % of net       % of net
                                            assets as of   assets as of
                                               9/30/08        3/31/08

Oil, Gas & Consumable Fuels                     16.7%          13.9%
Pharmaceuticals                                 9.9%           8.9%
Diversified Financial Services                  9.4%           8.3%
Diversified Telecommunication Services          5.9%           6.0%
Industrial Conglomerates                        5.1%           5.7%

Types of Investments in Portfolio
                                              % of net       % of net
                                            assets as of   assets as of
                                               9/30/08        3/31/08

Common Stocks & Futures                         99.3%          99.1%
Temporary Cash Investments                      1.3%           0.8%
Other Assets and Liabilities(1)                (0.6)%          0.1%

(1) Includes securities lending collateral and other assets and liabilities.

------
14

SHAREHOLDER FEE EXAMPLES (UNAUDITED)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2008 to September 30, 2008.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or
Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than
$10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all PERSONAL ACCOUNTS (including American Century
Investments Brokerage accounts) registered under your Social Security number.
PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs
(including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and
certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

------
15

                         Beginning    Ending
                          Account    Account      Expenses Paid    Annualized
                           Value      Value      During Period*      Expense
                          4/1/08     9/30/08    4/1/08 - 9/30/08     Ratio*
Equity Income

ACTUAL
Investor Class            $1,000     $957.30          $4.76           0.97%
Institutional Class       $1,000     $957.00          $3.78           0.77%
A Class                   $1,000     $956.10          $5.98           1.22%
B Class                   $1,000     $952.60          $9.64           1.97%
C Class                   $1,000     $952.60          $9.64           1.97%
R Class                   $1,000     $953.50          $7.20           1.47%

HYPOTHETICAL
Investor Class            $1,000    $1,020.21         $4.91           0.97%
Institutional Class       $1,000    $1,021.21         $3.90           0.77%
A Class                   $1,000    $1,018.95         $6.17           1.22%
B Class                   $1,000    $1,015.19         $9.95           1.97%
C Class                   $1,000    $1,015.19         $9.95           1.97%
R Class                   $1,000    $1,017.70         $7.44           1.47%

Value

ACTUAL
Investor Class            $1,000     $939.90          $4.86           1.00%
Institutional Class       $1,000     $940.90          $3.89           0.80%
A Class                   $1,000     $938.70          $6.08           1.25%
B Class                   $1,000     $935.20          $9.70           2.00%
C Class                   $1,000     $934.70          $9.70           2.00%
R Class                   $1,000     $937.50          $7.29           1.50%

HYPOTHETICAL
Investor Class            $1,000    $1,020.05         $5.06           1.00%
Institutional Class       $1,000    $1,021.06         $4.05           0.80%
A Class                   $1,000    $1,018.80         $6.33           1.25%
B Class                   $1,000    $1,015.04        $10.10           2.00%
C Class                   $1,000    $1,015.04        $10.10           2.00%
R Class                   $1,000    $1,017.55         $7.59           1.50%

* Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

------
16

                         Beginning    Ending
                          Account    Account      Expenses Paid    Annualized
                           Value      Value      During Period*      Expense
                          4/1/08     9/30/08    4/1/08 - 9/30/08     Ratio*
Large Company Value

ACTUAL
Investor Class            $1,000     $874.20          $3.90           0.83%
Institutional Class       $1,000     $875.10          $2.96           0.63%
A Class                   $1,000     $874.50          $5.08           1.08%
B Class                   $1,000     $871.60          $8.59           1.83%
C Class                   $1,000     $871.20          $8.58           1.83%
R Class                   $1,000     $872.00          $6.24           1.33%

HYPOTHETICAL
Investor Class            $1,000    $1,020.91         $4.20           0.83%
Institutional Class       $1,000    $1,021.91         $3.19           0.63%
A Class                   $1,000    $1,019.65         $5.47           1.08%
B Class                   $1,000    $1,015.89         $9.25           1.83%
C Class                   $1,000    $1,015.89         $9.25           1.83%
R Class                   $1,000    $1,018.40         $6.73           1.33%

* Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

------
17

SCHEDULE OF INVESTMENTS
Equity Income

SEPTEMBER 30, 2008 (UNAUDITED)

Shares                                                                         Value

Common Stocks -- 77.1%

AEROSPACE & DEFENSE -- 0.1%
        118,627  Northrop Grumman Corp.                                  $ 7,181,671
                                                                      --------------
AIR FREIGHT & LOGISTICS -- 0.8%
        637,821  United Parcel Service, Inc. Cl B                         40,112,563
                                                                      --------------
AUTOMOBILES -- 0.4%
        669,900  Honda Motor Co., Ltd. ORD                                19,899,107
                                                                      --------------
BEVERAGES -- 0.6%
        557,800  Coca-Cola Co. (The)                                      29,496,464
                                                                      --------------
CAPITAL MARKETS -- 1.5%
      1,649,730  AllianceBernstein Holding L.P.                           61,056,507
        464,900  Merrill Lynch & Co., Inc.                                11,761,970
                                                                      --------------
                                                                          72,818,477
                                                                      --------------
CHEMICALS -- 1.0%
        366,300  Dow Chemical Co. (The)                                   11,641,014
        893,300  du Pont (E.I.) de Nemours & Co.                          35,999,990
                                                                      --------------
                                                                          47,641,004
                                                                      --------------
COMMERCIAL BANKS -- 1.0%
        312,900  Associated Banc-Corp                                      6,242,355
        354,991  Marshall & Ilsley Corp.                                   7,153,069
        434,600  PNC Financial Services Group, Inc.                       32,464,620
                                                                      --------------
                                                                          45,860,044
                                                                      --------------
COMMERCIAL SERVICES & SUPPLIES -- 1.0%
        132,100  Pitney Bowes, Inc.                                        4,393,646
      1,328,345  Waste Management, Inc.                                   41,829,584
                                                                      --------------
                                                                          46,223,230
                                                                      --------------
COMMUNICATIONS EQUIPMENT -- 0.1%
        266,500  Nokia Oyj ADR                                             4,970,225
                                                                      --------------
DIVERSIFIED(1)
          7,900  Standard and Poor's 500 Depositary Receipt
                 Series 1                                                    916,558
                                                                      --------------
DIVERSIFIED FINANCIAL SERVICES -- 2.1%
      2,120,700  JPMorgan Chase & Co.                                     99,036,690
                                                                      --------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 4.6%
      7,281,600  AT&T Inc.                                               203,302,272
        310,700  Embarq Corp.                                             12,598,885
        342,200  Frontier Communications Corp.                             3,935,300
                                                                      --------------
                                                                         219,836,457
                                                                      --------------

Shares                                                                         Value

ELECTRIC UTILITIES -- 4.9%
      2,112,443  Portland General Electric Co.                          $ 49,980,401
      2,749,900  Southern Co.                                            103,643,731
      3,447,649  Westar Energy Inc.                                       79,433,833
                                                                      --------------
                                                                         233,057,965
                                                                      --------------
ELECTRICAL EQUIPMENT -- 0.6%
        758,800  Hubbell Inc. Cl B                                        26,595,940
                                                                      --------------
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS -- 0.6%
        676,200  AVX Corp.                                                 6,890,478
      1,142,400  Molex Inc. Cl A                                          23,773,344
                                                                      --------------
                                                                          30,663,822
                                                                      --------------
FOOD & STAPLES RETAILING -- 0.8%
        664,716  Wal-Mart Stores, Inc.                                    39,809,841
                                                                      --------------
FOOD PRODUCTS -- 3.6%
      1,639,221  Campbell Soup Co.                                        63,273,931
        783,000  Hershey Co. (The)                                        30,959,820
      1,968,320  Kraft Foods Inc. Cl A                                    64,462,480
        442,000  Unilever N.V. CVA                                        12,489,095
                                                                      --------------
                                                                         171,185,326
                                                                      --------------
GAS UTILITIES -- 3.5%
      2,751,000  AGL Resources Inc.                                       86,326,380
      2,492,188  WGL Holdings Inc.(2)                                     80,871,501
                                                                      --------------
                                                                         167,197,881
                                                                      --------------
HOTELS, RESTAURANTS & LEISURE -- 0.2%
        116,600  McDonald's Corp.                                          7,194,220
                                                                      --------------
HOUSEHOLD DURABLES -- 1.2%
        746,100  Whirlpool Corp.                                          59,158,269
                                                                      --------------
HOUSEHOLD PRODUCTS -- 4.1%
        914,924  Kimberly-Clark Corp.                                     59,323,672
      1,978,300  Procter & Gamble Co. (The)                              137,867,727
                                                                      --------------
                                                                         197,191,399
                                                                      --------------
INDUSTRIAL CONGLOMERATES -- 4.9%
      9,175,400  General Electric Co.                                    233,972,700
                                                                      --------------
INSURANCE -- 9.8%
      1,532,515  ACE Ltd.                                                 82,955,037
      2,382,100  Allstate Corp.                                          109,862,451
      1,968,700  Chubb Corp.                                             108,081,630
        754,600  Gallagher (Arthur J.) & Co.                              19,363,036
      2,226,280  Marsh & McLennan Companies, Inc.                         70,706,653
      1,449,641  MetLife, Inc.                                            81,179,896
                                                                      --------------
                                                                         472,148,703
                                                                      --------------

------
18

Equity Income

Shares                                                                         Value

IT SERVICES -- 0.3%
        268,700  Automatic Data Processing, Inc.                        $ 11,486,925
         20,100  International Business Machines Corp.                     2,350,896
                                                                      --------------
                                                                          13,837,821
                                                                      --------------
METALS & MINING -- 0.6%
      1,214,000  Alcoa Inc.                                               27,412,120
                                                                      --------------
OIL, GAS & CONSUMABLE FUELS -- 14.3%
      1,376,300  BP plc ADR                                               69,048,971
      6,725,100  BP plc ORD                                               55,992,897
      1,605,700  Chevron Corp.                                           132,438,136
      3,839,229  Exxon Mobil Corp.                                       298,154,524
      2,134,000  Total SA ORD                                            128,768,968
                                                                      --------------
                                                                         684,403,496
                                                                      --------------
PAPER & FOREST PRODUCTS -- 0.9%
        463,312  International Paper Co.                                  12,129,508
        530,191  Weyerhaeuser Co.                                         32,118,971
                                                                      --------------
                                                                          44,248,479
                                                                      --------------
PHARMACEUTICALS -- 9.5%
        496,400  Abbott Laboratories                                      28,582,712
      3,656,600  Bristol-Myers Squibb Co.                                 76,240,110
      1,691,100  Johnson & Johnson                                       117,159,408
      2,065,000  Merck & Co., Inc.                                        65,171,400
      6,582,600  Pfizer Inc.                                             121,383,144
      1,320,000  Wyeth                                                    48,760,800
                                                                      --------------
                                                                         457,297,574
                                                                      --------------
REAL ESTATE INVESTMENT TRUSTS (REITS) -- 0.8%
        325,600  ProLogis                                                 13,437,512
        498,550  Rayonier, Inc.                                           23,606,343
                                                                      --------------
                                                                          37,043,855
                                                                      --------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 0.2%
        660,300  Applied Materials, Inc.                                   9,990,339
                                                                      --------------
SOFTWARE -- 0.2%
        459,800  Microsoft Corp.                                          12,272,062
                                                                      --------------
SPECIALTY RETAIL -- 0.5%
        749,500  Lowe's Companies, Inc.                                   17,755,655
         81,300  Sherwin-Williams Co. (The)                                4,647,108
                                                                      --------------
                                                                          22,402,763
                                                                      --------------
THRIFTS & MORTGAGE FINANCE -- 2.4%
          4,982,5People's United Financial, Inc.                          95,913,857
      1,016,396  Washington Federal, Inc.                                 18,752,506
                                                                      --------------
                                                                         114,666,363
                                                                      --------------
TOTAL COMMON STOCKS
(Cost $3,661,948,626)                                                  3,695,743,428
                                                                      --------------

Principal Amount                                                               Value

Convertible Bonds -- 15.2%

CAPITAL MARKETS -- 2.0%
      $ 421,000  Deutsche Bank AG (London), (convertible into
                 Ameriprise Financial, Inc.), 13.27%, 10/31/2008(3)     $ 16,307,259
        500,000  Deutsche Bank AG (London), (convertible into
                 Ameriprise Financial, Inc.), 19.96%, 3/17/09(3)(4)       19,670,579
      2,880,000  Deutsche Bank AG (London), (convertible into
                 Charles Schwab Corp. (The)), 16.30%, 1/27/09(3)(4)       59,988,454
                                                                      --------------
                                                                          95,966,292
                                                                      --------------
FOOD PRODUCTS -- 0.5%
     22,981,000  Tyson Foods, Inc., 3.25%, 10/15/13                       21,544,688
                                                                      --------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 2.8%
    121,436,000  Beckman Coulter, Inc., 2.50%, 12/15/36                  133,427,804
                                                                      --------------
HEALTH CARE PROVIDERS & SERVICES -- 1.0%
     52,649,000  Lincare Holdings Inc., Series A, 2.75%, 11/1/37          48,108,024
                                                                      --------------
INSURANCE -- 1.1%
      1,886,800  Deutsche Bank AG (London), (convertible into
                 Marsh & McLennan Companies, Inc.), 9.50%,
                 1/8/09(3)(4)                                             53,157,648
                                                                      --------------
IT SERVICES -- 0.7%
     28,282,000  DST Systems, Inc., 3.625%, 8/15/23                       32,488,948
                                                                      --------------
METALS & MINING -- 0.5%
     25,486,000  Newmont Mining Corp., 1.625%, 7/15/17                    25,995,720
                                                                      --------------
MULTILINE RETAIL -- 0.5%
        526,300  Credit Suisse Nassau, (convertible into Target
                 Corp.), 14.25%, 2/27/09(3)                               25,715,520
                                                                      --------------
OIL, GAS & CONSUMABLE FUELS -- 0.8%
     23,693,000  Peabody Energy Corp., 4.75%, 12/15/66                    21,471,781
     17,968,000  St. Mary Land & Exploration Co., 3.50%, 4/1/27           17,181,900
                                                                      --------------
                                                                          38,653,681
                                                                      --------------
PHARMACEUTICALS -- 0.5%
     26,005,000  Watson Pharmaceuticals, Inc., 1.75%, 3/15/23             24,379,688
                                                                      --------------

------
19

Equity Income

Shares/Principal Amount                                                        Value

REAL ESTATE INVESTMENT TRUSTS (REITS) -- 1.0%
   $ 20,000,000  Boston Properties L.P., 3.625%, 2/15/14                $ 18,800,000
     28,120,000  Host Hotels & Resorts L.P., 3.25%, 4/15/24(4)            27,733,350
                                                                      --------------
                                                                          46,533,350
                                                                      --------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 3.8%
    208,445,000  Intel Corp., 2.95%, 12/15/35                            183,171,043
                                                                      --------------
TOTAL CONVERTIBLE BONDS
(Cost $757,118,604)                                                      729,142,406
                                                                      --------------
Convertible Preferred Stocks -- 6.2%

DIVERSIFIED FINANCIAL SERVICES -- 5.2%
        299,403  Bank of America Corp., 7.25%, 12/31/49                  250,899,714
                                                                      --------------
HOUSEHOLD DURABLES -- 1.0%
      1,208,625  Newell Financial Trust I, 5.25%, 12/1/27                 46,909,758
                                                                      --------------
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $353,161,131)                                                      297,809,472
                                                                      --------------

Shares                                                                         Value

Preferred Stocks -- 0.3%

DIVERSIFIED FINANCIAL SERVICES -- 0.3%
     803,659  Citigroup, Inc., 8.125%, 2/15/18                          $ 13,260,374
                                                                      --------------
REAL ESTATE INVESTMENT TRUSTS (REITS)(1)
      46,980  Public Storage, Inc., 7.50%, 11/28/08                          915,170
                                                                      --------------
TOTAL PREFERRED STOCKS
(Cost $15,791,180)                                                        14,175,544
                                                                      --------------
Temporary Cash Investments -- 0.5%

Repurchase Agreement, Bank of America Securities, LLC,
(collateralized by various U.S. Treasury obligations, 3.00%,
7/15/12, valued at $25,946,491), in a joint trading account at
0.03%, dated 9/30/08, due 10/1/08 (Delivery value $25,500,021)
(Cost $25,500,000)                                                        25,500,000
                                                                      --------------
TOTAL INVESTMENT SECURITIES -- 99.3%
(Cost $4,813,519,541)                                                  4,762,370,850
                                                                      --------------
OTHER ASSETS AND LIABILITIES -- 0.7%                                      32,823,198
                                                                      --------------
TOTAL NET ASSETS -- 100.0%                                            $4,795,194,048
                                                                      ==============

Forward Foreign Currency Exchange Contracts

                                 Settlement                    Unrealized
       Contracts to Sell            Date          Value        Gain (Loss)

      85,218,375  Euro for USD    10/31/08      $120,360,371     $4,291,781
      58,394,603  GBP for USD     10/31/08       104,093,870      3,258,769
   1,454,352,900  JPY for USD     10/31/08        13,744,222          7,142
                                                ------------   ------------
                                                $238,198,463     $7,557,692
                                                ============   ============

(Value on Settlement Date $245,756,155)

Notes to Schedule of Investments

ADR = American Depositary Receipt
CVA = Certificaten Van Aandelen
GBP = British Pound
JPY = Japanese Yen
ORD = Foreign Ordinary Share
USD = United States Dollar

(1) Industry is less than 0.05% of total net assets.

(2) Affiliated Company: the fund's holding represents ownership of 5% or more of the voting securities of the company; therefore, the company is affiliated as defined in the Investment Company Act of 1940.

(3) Equity-linked debt security. The aggregated value of these securities at
September 30, 2008, was $174,839,459, which represented 3.6% of total net assets.

(4) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at September 30, 2008, was $160,550,031, which represented 3.3% of total net assets.

See Notes to Financial Statements.

------
20

Value

SEPTEMBER 30, 2008 (UNAUDITED)

Shares                                                                  Value

Common Stocks -- 99.8%

AEROSPACE & DEFENSE -- 0.4%
     131,350  Northrop Grumman Corp.                              $ 7,951,931
                                                               --------------
AIR FREIGHT & LOGISTICS -- 1.2%
     332,350  United Parcel Service, Inc. Cl B                     20,901,492
                                                               --------------
AIRLINES -- 0.5%
     569,720  Southwest Airlines Co.                                8,266,637
                                                               --------------
AUTO COMPONENTS -- 0.8%
     402,280  Autoliv, Inc.                                        13,576,950
                                                               --------------
AUTOMOBILES -- 1.8%
     212,800  Honda Motor Co., Ltd. ORD                             6,321,138
     128,550  Thor Industries Inc.(1)                               3,190,611
     546,600  Toyota Motor Corp. ORD                               23,210,352
                                                               --------------
                                                                   32,722,101
                                                               --------------
BEVERAGES -- 1.3%
     194,380  Anheuser-Busch Companies, Inc.                       12,611,374
      92,220  Coca-Cola Co. (The)                                   4,876,594
      89,950  PepsiCo, Inc.                                         6,410,737
                                                               --------------
                                                                   23,898,705
                                                               --------------
BIOTECHNOLOGY -- 0.6%
     177,240  Amgen Inc.(2)                                        10,505,015
                                                               --------------
BUILDING PRODUCTS -- 0.3%
     260,510  Masco Corp.                                           4,673,549
                                                               --------------
CAPITAL MARKETS -- 3.3%
     497,520  AllianceBernstein Holding L.P.                       18,413,215
     174,550  Ameriprise Financial Inc.                             6,667,810
     114,960  Goldman Sachs Group, Inc. (The)                      14,714,880
     273,360  Legg Mason, Inc.                                     10,404,082
     333,540  Merrill Lynch & Co., Inc.                             8,438,562
                                                               --------------
                                                                   58,638,549
                                                               --------------
CHEMICALS -- 1.9%
     297,350  du Pont (E.I.) de Nemours & Co.                      11,983,205
     394,120  International Flavors & Fragrances Inc.              15,551,975
      97,420  Minerals Technologies Inc.                            5,782,851
                                                               --------------
                                                                   33,318,031
                                                               --------------
COMMERCIAL BANKS -- 3.8%
     816,300  Associated Banc-Corp                                 16,285,185
     244,240  BB&T Corp.                                            9,232,272
     678,470  Marshall & Ilsley Corp.                              13,671,171
     193,280  SunTrust Banks, Inc.                                  8,695,667

Shares                                                                  Value

     472,770  U.S. Bancorp                                       $ 17,029,175
      78,580  Zions Bancorporation                                  3,041,046
                                                               --------------
                                                                   67,954,516
                                                               --------------
COMMERCIAL SERVICES & SUPPLIES -- 2.8%
     492,750  Avery Dennison Corp.                                 21,917,520
     308,250  Pitney Bowes, Inc.                                   10,252,395
     265,930  Republic Services, Inc.                               7,972,581
     302,630  Waste Management, Inc.                                9,529,819
                                                               --------------
                                                                   49,672,315
                                                               --------------
COMMUNICATIONS EQUIPMENT -- 0.1%
     150,970  Nokia Oyj ADR                                         2,815,591
                                                               --------------
COMPUTERS & PERIPHERALS -- 0.9%
     465,550  Diebold, Inc.                                        15,414,361
                                                               --------------
CONTAINERS & PACKAGING -- 2.3%
   1,544,520  Bemis Co., Inc.                                      40,342,862
                                                               --------------
DISTRIBUTORS -- 0.9%
     386,540  Genuine Parts Co.                                    15,542,773
                                                               --------------
DIVERSIFIED FINANCIAL SERVICES -- 6.6%
   1,455,990  Bank of America Corp.                                50,959,650
   1,125,760  JPMorgan Chase & Co.                                 52,572,992
     406,880  McGraw-Hill Companies, Inc. (The)                    12,861,477
                                                               --------------
                                                                  116,394,119
                                                               --------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 4.8%
   2,132,270  AT&T Inc.                                            59,532,978
     808,530  Verizon Communications Inc.                          25,945,728
                                                               --------------
                                                                   85,478,706
                                                               --------------
ELECTRIC UTILITIES -- 2.9%
     654,120  IDACORP, Inc.                                        19,028,351
     122,820  Southern Co.                                          4,629,086
   1,216,500  Westar Energy Inc.                                   28,028,160
                                                               --------------
                                                                   51,685,597
                                                               --------------
ELECTRICAL EQUIPMENT -- 1.4%
     166,010  Emerson Electric Co.                                  6,771,548
     511,950  Hubbell Inc. Cl B                                    17,943,847
                                                               --------------
                                                                   24,715,395
                                                               --------------
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS -- 2.4%
   1,046,880  Molex Inc.                                           23,502,456
     695,620  Tyco Electronics Ltd.                                19,240,849
                                                               --------------
                                                                   42,743,305
                                                               --------------
FOOD & STAPLES RETAILING -- 0.3%
      77,240  Wal-Mart Stores, Inc.                                 4,625,904
                                                               --------------

------
21

Value

Shares                                                                  Value

FOOD PRODUCTS -- 7.3%
     210,460  Campbell Soup Co.                                   $ 8,123,756
   1,665,970  ConAgra Foods, Inc.                                  32,419,776
     237,390  Hershey Co. (The)                                     9,386,401
     175,560  Kellogg Co.                                           9,848,916
   1,274,500  Kraft Foods Inc. Cl A                                41,739,875
     983,360  Unilever N.V. CVA                                    27,785,694
                                                               --------------
                                                                  129,304,418
                                                               --------------
GAS UTILITIES -- 1.0%
     231,260  Southwest Gas Corp.                                   6,997,928
     328,510  WGL Holdings Inc.                                    10,660,149
                                                               --------------
                                                                   17,658,077
                                                               --------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 1.9%
     443,300  Beckman Coulter, Inc.                                31,469,867
     228,960  Boston Scientific Corp.(2)                            2,809,339
                                                               --------------
                                                                   34,279,206
                                                               --------------
HEALTH CARE PROVIDERS & SERVICES -- 0.3%
     192,650  LifePoint Hospitals Inc.(2)                           6,191,771
                                                               --------------
HOTELS, RESTAURANTS & LEISURE -- 2.2%
     477,010  International Speedway Corp. Cl A                    18,560,459
   1,033,340  Speedway Motorsports Inc.                            20,129,463
                                                               --------------
                                                                   38,689,922
                                                               --------------
HOUSEHOLD DURABLES -- 0.6%
     125,040  Whirlpool Corp.                                       9,914,422
                                                               --------------
HOUSEHOLD PRODUCTS -- 4.3%
     183,030  Clorox Co.                                           11,474,151
     882,720  Kimberly-Clark Corp.                                 57,235,564
      95,720  Procter & Gamble Co. (The)                            6,670,727
                                                               --------------
                                                                   75,380,442
                                                               --------------
INDUSTRIAL CONGLOMERATES -- 7.1%
     304,750  3M Co.                                               20,817,473
   4,098,440  General Electric Co.                                104,510,220
                                                               --------------
                                                                  125,327,693
                                                               --------------
INSURANCE -- 6.2%
     463,040  Allstate Corp.                                       21,355,405
         230  Berkshire Hathaway Inc. Cl A(2)                      30,038,000
     213,960  Chubb Corp.                                          11,746,404
     216,300  Hartford Financial Services Group Inc. (The)          8,866,137
   1,024,630  Marsh & McLennan Companies, Inc.                     32,542,249
     120,310  Travelers Companies, Inc. (The)                       5,438,012
                                                               --------------
                                                                  109,986,207
                                                               --------------

Shares                                                                  Value

LEISURE EQUIPMENT & PRODUCTS -- 0.3%
     251,540  RC2 Corp.(2)                                        $ 5,030,800
                                                               --------------
MULTILINE RETAIL -- 0.6%
     212,700  Target Corp.                                         10,432,935
                                                               --------------
MULTI-UTILITIES -- 2.6%
     118,660  Ameren Corp.                                          4,631,300
     123,620  Consolidated Edison, Inc.                             5,310,715
     366,010  Puget Energy, Inc.                                    9,772,467
     413,360  Wisconsin Energy Corp.                               18,559,864
     442,940  Xcel Energy Inc.                                      8,854,371
                                                               --------------
                                                                   47,128,717
                                                               --------------
OIL, GAS & CONSUMABLE FUELS -- 11.6%
      68,060  Apache Corp.                                          7,097,297
     992,910  BP plc ADR                                           49,814,295
     176,450  Chevron Corp.                                        14,553,596
      63,380  Devon Energy Corp.                                    5,780,256
     349,860  Equitable Resources Inc.                             12,836,363
   1,130,730  Exxon Mobil Corp.                                    87,812,491
      79,310  Royal Dutch Shell plc ADR                             4,680,083
     390,010  Total SA ORD                                         23,533,826
                                                               --------------
                                                                  206,108,207
                                                               --------------
PAPER & FOREST PRODUCTS -- 0.8%
     229,450  Weyerhaeuser Co.                                     13,900,081
                                                               --------------
PHARMACEUTICALS -- 8.3%
     958,350  Bristol-Myers Squibb Co.                             19,981,598
     370,060  Eli Lilly & Co.                                      16,293,742
     651,850  Johnson & Johnson                                    45,160,167
     567,450  Merck & Co., Inc.                                    17,908,722
   2,162,580  Pfizer Inc.                                          39,877,975
     203,460  Wyeth                                                 7,515,812
                                                               --------------
                                                                  146,738,016
                                                               --------------
ROAD & RAIL -- 0.4%
     422,820  Heartland Express, Inc.                               6,562,166
                                                               --------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 2.3%
     309,900  Applied Materials, Inc.                               4,688,787
     773,020  Intel Corp.                                          14,478,665
     290,340  KLA-Tencor Corp.                                      9,189,261
     590,510  Texas Instruments Inc.                               12,695,965
                                                               --------------
                                                                   41,052,678
                                                               --------------
SPECIALTY RETAIL -- 0.7%
     516,810  Lowe's Companies, Inc.                               12,243,229
                                                               --------------
TOTAL COMMON STOCKS
(Cost $1,834,144,130)                                           1,767,767,391
                                                               --------------

------
22

Value

                                                                         Value
Temporary Cash Investments -- 1.5%

Repurchase Agreement, Bank of America Securities, LLC,
(collateralized by various U.S. Treasury obligations, 3.00%,
7/15/12, valued at $24,013,223), in a joint trading account
at 0.03%, dated 9/30/08, due 10/1/08 (Delivery value
$23,600,020)                                                      $ 23,600,000

Repurchase Agreement, Credit Suisse First Boston, Inc.,
(collateralized by various U.S. Treasury obligations,
7.625%, 11/15/22, valued at $3,158,778), in a joint trading
account at 0.20%, dated 9/30/08, due 10/1/08 (Delivery value
$3,100,017)                                                          3,100,000
                                                                --------------
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $26,700,000)                                                  26,700,000
                                                                --------------

Temporary Cash Investments -- Securities Lending Collateral(3) -- 0.2%

Repurchase Agreement, Barclays Capital Inc., (collateralized by various U.S. Government Agency obligations in a pooled
account at the lending agent), 2.00%, dated 9/30/08, due
10/1/08 (Delivery value $750,042)                                      750,000

Repurchase Agreement, BNP Paribas Securities Corp.,
(collateralized by various U.S. Government Agency
obligations in a pooled account at the lending agent),
1.00%, dated 9/30/08, due 10/1/08 (Delivery value $750,021)            750,000

                                                                         Value

Repurchase Agreement, Credit Suisse Securities USA LLC,
(collateralized by various U.S. Government Agency
obligations in a pooled account at the lending agent),
1.50%, dated 9/30/08, due 10/1/08 (Delivery value $750,031)           $750,000

Repurchase Agreement, Deutsche Bank Securities Inc.,
(collateralized by various U.S. Government Agency
obligations in a pooled account at the lending agent),
2.00%, dated 9/30/08, due 10/1/08 (Delivery value $600,637)            600,604

Repurchase Agreement, UBS Securities LLC, (collateralized by various U.S. Government Agency obligations in a pooled
account at the lending agent), 1.75%, dated 9/30/08, due
10/1/08 (Delivery value $577,290)                                      577,262
                                                                --------------
TOTAL TEMPORARY CASH INVESTMENTS -- SECURITIES LENDING
COLLATERAL
(Cost $3,427,866)                                                    3,427,866
                                                                --------------
TOTAL INVESTMENT SECURITIES -- 101.5%
(Cost $1,864,271,996)                                            1,797,895,257
                                                                --------------
OTHER ASSETS AND LIABILITIES -- (1.5)%                            (25,860,625)
                                                                --------------
TOTAL NET ASSETS -- 100.0%                                      $1,772,034,632
                                                                ==============

Forward Foreign Currency Exchange Contracts

                                 Settlement                   Unrealized
       Contracts to Sell            Date          Value       Gain (Loss)

      36,015,974  Euro for USD    10/31/08     $ 50,868,091     $1,792,884
      31,498,662  GBP for USD     10/31/08       56,149,326      1,773,365
   2,105,820,600  JPY for USD     10/31/08       19,900,855          7,635
                                               ------------   ------------
                                               $126,918,272     $3,573,884
                                               ============   ============

(Value on Settlement Date $130,492,156)

Notes to Schedule of Investments

ADR = American Depositary Receipt
CVA = Certificaten Van Aandelen
GBP = British Pound
JPY = Japanese Yen
ORD = Foreign Ordinary Share
USD = United States Dollar

(1) Security, or a portion thereof, was on loan as of September 30, 2008.

(2) Non-income producing.

(3) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

See Notes to Financial Statements.

------
23

Large Company Value

SEPTEMBER 30, 2008 (UNAUDITED)

Shares                                                                    Value

Common Stocks -- 96.4%

AEROSPACE & DEFENSE -- 1.1%
        338,500  Northrop Grumman Corp.                            $ 20,492,801
                                                                 --------------
BEVERAGES -- 2.1%
        510,900  Coca-Cola Co. (The)                                 27,016,392
        428,800  Pepsi Bottling Group Inc.                           12,508,096
                                                                 --------------
                                                                     39,524,488
                                                                 --------------
BIOTECHNOLOGY -- 0.9%
        293,600  Amgen Inc.(1)                                       17,401,672
                                                                 --------------
CAPITAL MARKETS -- 3.6%
        486,300  Bank of New York Mellon Corp. (The)                 15,843,654
        138,900  Goldman Sachs Group, Inc. (The)                     17,779,200
        126,300  Legg Mason, Inc.                                     4,806,978
        560,300  Merrill Lynch & Co., Inc.                           14,175,590
        628,000  Morgan Stanley                                      14,444,000
                                                                 --------------
                                                                     67,049,422
                                                                 --------------
CHEMICALS -- 2.0%
        511,000  du Pont (E.I.) de Nemours & Co.                     20,593,300
        276,300  PPG Industries, Inc.                                16,113,816
                                                                 --------------
                                                                     36,707,116
                                                                 --------------
COMMERCIAL BANKS -- 3.1%
      1,183,300  National City Corp.                                  2,070,775
        520,800  U.S. Bancorp                                        18,759,216
        993,900  Wells Fargo & Co.                                   37,301,067
                                                                 --------------
                                                                     58,131,058
                                                                 --------------
COMMERCIAL SERVICES & SUPPLIES -- 1.9%
        208,900  Avery Dennison Corp.                                 9,291,872
         86,200  Pitney Bowes, Inc.                                   2,867,012
        456,600  R.R. Donnelley & Sons Co.                           11,200,398
        391,200  Waste Management, Inc.                              12,318,888
                                                                 --------------
                                                                     35,678,170
                                                                 --------------
COMMUNICATIONS EQUIPMENT -- 0.2%
        389,300  Motorola, Inc.                                       2,779,602
                                                                 --------------
COMPUTERS & PERIPHERALS -- 1.0%
        397,300  Hewlett-Packard Co.                                 18,371,152
                                                                 --------------
CONSUMER FINANCE -- 0.3%
        402,500  Discover Financial Services                          5,562,550
                                                                 --------------
DIVERSIFIED CONSUMER SERVICES -- 0.7%
        580,700  H&R Block, Inc.                                     13,094,785
                                                                 --------------

Shares                                                                    Value

DIVERSIFIED FINANCIAL SERVICES -- 9.4%
      1,512,000  Bank of America Corp.                             $ 52,920,000
      2,826,500  Citigroup Inc.                                      57,971,515
      1,422,700  JPMorgan Chase & Co.                                66,440,090
                                                                 --------------
                                                                    177,331,605
                                                                 --------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 5.9%
      2,342,300  AT&T Inc.                                           65,397,016
        167,300  Embarq Corp.                                         6,784,015
      1,179,600  Verizon Communications Inc.                         37,853,364
                                                                 --------------
                                                                    110,034,395
                                                                 --------------
ELECTRIC UTILITIES -- 2.4%
        405,900  Exelon Corp.                                        25,417,458
        535,100  PPL Corp.                                           19,809,402
                                                                 --------------
                                                                     45,226,860
                                                                 --------------
ENERGY EQUIPMENT & SERVICES -- 0.5%
        188,400  National Oilwell Varco, Inc.(1)                      9,463,332
                                                                 --------------
FOOD & STAPLES RETAILING -- 2.6%
        511,700  Kroger Co. (The)                                    14,061,516
        414,300  Walgreen Co.                                        12,826,728
        379,800  Wal-Mart Stores, Inc.                               22,746,222
                                                                 --------------
                                                                     49,634,466
                                                                 --------------
FOOD PRODUCTS -- 0.7%
        465,300  Unilever N.V. New York Shares                       13,102,848
                                                                 --------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.7%
        266,700  Medtronic, Inc.                                     13,361,670
                                                                 --------------
HEALTH CARE PROVIDERS & SERVICES -- 0.4%
        153,000  Quest Diagnostics Inc.                               7,905,510
                                                                 --------------
HOTELS, RESTAURANTS & LEISURE -- 0.6%
        173,100  Darden Restaurants, Inc.                             4,955,853
         32,800  McDonald's Corp.                                     2,023,760
        325,000  Starbucks Corp.(1)                                   4,832,750
                                                                 --------------
                                                                     11,812,363
                                                                 --------------
HOUSEHOLD DURABLES -- 0.7%
        728,900  Newell Rubbermaid Inc.                              12,580,814
                                                                 --------------
HOUSEHOLD PRODUCTS -- 0.7%
        216,500  Clorox Co.                                          13,572,385
                                                                 --------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.6%
        435,500  NRG Energy Inc.(1)                                  10,778,625
                                                                 --------------

------
24

Large Company Value

Shares                                                                    Value

INDUSTRIAL CONGLOMERATES -- 5.1%
      3,467,500  General Electric Co.(2)                           $ 88,421,250
        231,100  Tyco International Ltd.                              8,093,122
                                                                 --------------
                                                                     96,514,372
                                                                 --------------
INSURANCE -- 4.2%
        556,700  Allstate Corp.                                      25,675,004
        317,800  Hartford Financial Services Group Inc. (The)        13,026,622
        192,789  Loews Corp.                                          7,613,238
        237,100  Torchmark Corp.                                     14,178,580
        401,600  Travelers Companies, Inc. (The)                     18,152,320
                                                                 --------------
                                                                     78,645,764
                                                                 --------------
IT SERVICES -- 1.6%
        152,100  Fiserv, Inc.(1)                                      7,197,372
        194,200  International Business Machines Corp.               22,713,632
                                                                 --------------
                                                                     29,911,004
                                                                 --------------
MACHINERY -- 2.6%
        252,600  Caterpillar Inc.                                    15,054,960
        293,300  Dover Corp.                                         11,893,315
        425,800  Ingersoll-Rand Company Ltd. Cl A                    13,272,186
        177,900  Parker-Hannifin Corp.                                9,428,700
                                                                 --------------
                                                                     49,649,161
                                                                 --------------
MEDIA -- 3.0%
        726,200  CBS Corp. Cl B                                      10,587,996
        514,700  Gannett Co., Inc.                                    8,703,577
      1,854,800  Time Warner Inc.                                    24,316,428
        546,300  Viacom Inc. Cl B(1)                                 13,570,092
                                                                 --------------
                                                                     57,178,093
                                                                 --------------
METALS & MINING -- 0.4%
        207,400  Nucor Corp.                                          8,192,300
                                                                 --------------
MULTILINE RETAIL -- 0.7%
        267,500  Kohl's Corp.(1)                                     12,326,400
                                                                 --------------
OFFICE ELECTRONICS -- 0.6%
        929,200  Xerox Corp.                                         10,713,676
                                                                 --------------
OIL, GAS & CONSUMABLE FUELS -- 16.7%
         87,600  Apache Corp.                                         9,134,928
      1,045,700  Chevron Corp.                                       86,249,336
        803,700  ConocoPhillips                                      58,871,025
        102,700  Devon Energy Corp.                                   9,366,240
      1,344,500  Exxon Mobil Corp.                                  104,413,870
        779,900  Royal Dutch Shell plc ADR                           46,021,899
                                                                 --------------
                                                                    314,057,298
                                                                 --------------

Shares                                                                    Value

PAPER & FOREST PRODUCTS -- 1.1%
        229,600  International Paper Co.                            $ 6,010,928
        247,000  Weyerhaeuser Co.                                    14,963,260
                                                                 --------------
                                                                     20,974,188
                                                                 --------------
PHARMACEUTICALS -- 9.9%
        317,500  Abbott Laboratories                                 18,281,650
        355,900  Eli Lilly & Co.                                     15,670,277
        817,400  Johnson & Johnson                                   56,629,472
        637,200  Merck & Co., Inc.                                   20,110,032
      2,950,400  Pfizer Inc.                                         54,405,376
        547,100  Wyeth                                               20,209,874
                                                                 --------------
                                                                    185,306,681
                                                                 --------------
PROFESSIONAL SERVICES -- 0.1%
         99,100  Robert Half International Inc.                       2,452,725
                                                                 --------------
REAL ESTATE INVESTMENT TRUSTS (REITS) -- 0.3%
        165,700  Developers Diversified Realty Corp.                  5,251,033
                                                                 --------------
ROAD & RAIL -- 0.2%
        276,700  YRC Worldwide Inc.(1)                                3,309,332
                                                                 --------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 1.0%
        431,500  Applied Materials, Inc.                              6,528,595
        429,600  Intel Corp.                                          8,046,408
        178,800  Texas Instruments Inc.                               3,844,200
                                                                 --------------
                                                                     18,419,203
                                                                 --------------
SOFTWARE -- 1.9%
        810,000  Microsoft Corp.                                     21,618,900
        728,500  Oracle Corp.(1)                                     14,795,835
                                                                 --------------
                                                                     36,414,735
                                                                 --------------
SPECIALTY RETAIL -- 2.5%
        340,400  Best Buy Co., Inc.                                  12,765,000
        480,100  Gap, Inc. (The)                                      8,536,178
        531,100  Home Depot, Inc. (The)                              13,750,179
        547,900  Staples, Inc.                                       12,327,750
                                                                 --------------
                                                                     47,379,107
                                                                 --------------
TEXTILES, APPAREL & LUXURY GOODS -- 0.7%
        169,600  VF Corp.                                            13,111,776
                                                                 --------------
THRIFTS & MORTGAGE FINANCE -- 0.2%
        393,300  MGIC Investment Corp.                                2,764,899
                                                                 --------------
TOBACCO -- 1.1%
        514,000  Altria Group Inc.                                   10,197,760
        159,200  Lorillard, Inc.                                     11,327,080
                                                                 --------------
                                                                     21,524,840

                                                                 --------------

------
25

Large Company Value

Shares/Principal Amount                                                   Value

WIRELESS TELECOMMUNICATION SERVICES -- 0.4%
      1,086,700  Sprint Nextel Corp.                                $ 6,628,870
                                                                 --------------
TOTAL COMMON STOCKS
(Cost $1,842,391,934)                                             1,810,323,146
                                                                 --------------

Temporary Cash Investments -- Segregated For Futures Contracts -- 2.9%

    $ 5,000,000  FHLB Discount Notes, 0.00%, 10/1/08(3)               5,000,000
     50,000,000  FHLB Discount Notes, 0.00%, 10/7/08(3)              49,996,050
                                                                 --------------
TOTAL TEMPORARY CASH INVESTMENTS -- SEGREGATED FOR FUTURES
CONTRACTS
(Cost $54,999,159)                                                   54,996,050
                                                                 --------------

Principal Amount                                                          Value

Temporary Cash Investments -- 1.3%

    $23,900,000  FHLB Discount Notes, 0.00%, 10/1/08(3)
(Cost $23,900,000)                                                 $ 23,900,000
                                                                 --------------
TOTAL INVESTMENT SECURITIES -- 100.6%
(Cost $1,921,291,093)                                             1,889,219,196
                                                                 --------------
OTHER ASSETS AND LIABILITIES -- (0.6)%                             (10,835,365)
                                                                 --------------
TOTAL NET ASSETS -- 100.0%                                       $1,878,383,831
                                                                 ==============

Futures Contracts
                                   Expiration    Underlying Face    Unrealized
      Contracts Purchased             Date       Amount at Value    Gain (Loss)

   925  S&P 500 E-Mini Futures   December 2008     $53,992,250     $(3,763,808)
                                                   ============    ============

Notes to Schedule of Investments

ADR = American Depositary Receipt
FHLB = Federal Home Loan Bank

(1) Non-income producing.

(2) Security, or a portion thereof, has been segregated for futures contracts.

(3) The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

------
26

STATEMENT OF ASSETS AND LIABILITIES

SEPTEMBER 30, 2008 (UNAUDITED)
                                                                        Large
                                  Equity Income        Value        Company Value
ASSETS

Investment securities --
unaffiliated, at value (cost
of $4,744,621,003,
$1,860,844,130 and
$1,921,291,093, respectively)
-- including $-, $3,304,063
and $- of securities on loan,
respectively                      $4,681,499,349   $1,794,467,391   $1,889,219,196

Investment securities --
affiliated, at value (cost of
$68,898,538, $- and $-,
respectively)                         80,871,501               --               --

Investments made with cash
collateral received for
securities on loan, at value
(cost of $-, $3,427,866 and
$-, respectively)                             --        3,427,866               --
                                  --------------   --------------   --------------
Total investment securities,
at value (cost of
$4,813,519,541, $1,864,271,996
and $1,921,291,093,
respectively)                      4,762,370,850    1,797,895,257    1,889,219,196

Receivable for investments sold      185,942,998       27,345,145       14,412,939

Receivable for forward foreign
currency exchange contracts            7,557,692        3,573,884               --

Receivable for capital shares
sold                                     281,395              379          125,638

Receivable for variation
margin on futures contracts                   --               --        3,744,557

Dividends and interest
receivable                            24,174,227        4,732,791        3,395,613
                                  --------------   --------------   --------------
                                   4,980,327,162    1,833,547,456    1,910,897,943
                                  --------------   --------------   --------------

LIABILITIES

Disbursements in excess of
demand deposit cash                    6,760,614        7,837,044       17,249,383

Payable for collateral
received for securities on loan               --        3,427,866               --

Payable for investments
purchased                            174,057,274       48,598,860       13,678,234

Payable for capital shares
redeemed                                 154,024          114,776          214,155

Accrued management fees                3,879,350        1,490,374        1,264,447

Distribution fees payable                 66,743            8,482           29,262

Service fees (and distribution
fees -- A Class and R Class)
payable                                  215,109           35,422           78,631
                                  --------------   --------------   --------------
                                     185,133,114       61,512,824       32,514,112
                                  --------------   --------------   --------------

NET ASSETS                        $4,795,194,048   $1,772,034,632   $1,878,383,831
                                  ==============   ==============   ==============

See Notes to Financial Statements.

------
27

SEPTEMBER 30, 2008 (UNAUDITED)
                                                                        Large
                                  Equity Income        Value        Company Value
NET ASSETS CONSIST OF:

Capital (par value and paid-in
surplus)                          $5,307,482,201   $2,198,102,556   $2,050,207,836

Undistributed net investment
income                                17,131,894        2,208,234          944,265

Accumulated net realized loss
on investment and foreign
currency transactions              (485,797,589)    (365,472,014)    (136,932,565)

Net unrealized depreciation on
investments and translation of
assets and liabilities in
foreign currencies                  (43,622,458)     (62,804,144)     (35,835,705)
                                  --------------   --------------   --------------
                                  $4,795,194,048   $1,772,034,632   $1,878,383,831
                                  ==============   ==============   ==============

INVESTOR CLASS,
$0.01 PAR VALUE

Net assets                        $3,328,472,661   $1,431,509,945   $1,012,537,617

Shares outstanding                   484,052,564      266,588,031      180,702,812

Net asset value per share                  $6.88            $5.37            $5.60

INSTITUTIONAL CLASS,
$0.01 PAR VALUE

Net assets                          $493,969,135     $175,918,087     $521,413,323

Shares outstanding                    71,808,208       32,714,068       93,058,146

Net asset value per share                  $6.88            $5.38            $5.60

A CLASS, $0.01 PAR VALUE

Net assets                          $827,276,101     $149,561,928     $285,699,289

Shares outstanding                   120,307,255       27,864,905       51,002,545

Net asset value per share                  $6.88            $5.37            $5.60

Maximum offering price (net
asset value divided by 0.9425)             $7.30            $5.70            $5.94

B CLASS, $0.01 PAR VALUE

Net assets                              $600,929       $4,384,616       $9,568,978

Shares outstanding                        87,360          816,831        1,702,953

Net asset value per share                  $6.88            $5.37            $5.62

C CLASS, $0.01 PAR VALUE

Net assets                          $104,435,504       $8,663,658      $34,317,070

Shares outstanding                    15,186,147        1,626,218        6,125,254

Net asset value per share                  $6.88            $5.33            $5.60

R CLASS, $0.01 PAR VALUE

Net assets                           $40,439,718       $1,996,398      $14,847,554

Shares outstanding                     5,893,243          371,840        2,649,056

Net asset value per share                  $6.86            $5.37            $5.60

See Notes to Financial Statements.

------
28

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2008 (UNAUDITED)
                                                                        Large
                                  Equity Income        Value        Company Value
INVESTMENT INCOME (LOSS)

INCOME:

Dividends (including
$3,199,915 from affiliates in
Equity Income and net of
foreign taxes withheld of
$563,366, $204,880 and
$250,615, respectively)             $ 94,612,754     $ 33,401,546     $ 32,535,166

Interest                              11,722,755          215,255          908,531

Securities lending, net                  651,669          137,003          369,330
                                  --------------   --------------   --------------
                                     106,987,178       33,753,804       33,813,027
                                  --------------   --------------   --------------

EXPENSES:

Management fees                       24,558,308        9,944,888        8,452,512

Distribution fees:

 B Class                                   1,415           18,875           44,558

 C Class                                 422,380           38,205          169,978

Service fees:

 B Class                                     471            6,292           14,853

 C Class                                 140,793           12,735           56,659

Distribution and
service fees:

 A Class                               1,116,427          216,732          427,792

 R Class                                 107,381            4,625           40,790

Directors' fees and expenses              97,940           35,160           41,397

Other expenses                            30,275           17,051            2,273
                                  --------------   --------------   --------------
                                      26,475,390       10,294,563        9,250,812
                                  --------------   --------------   --------------

NET INVESTMENT INCOME (LOSS)          80,511,788       23,459,241       24,562,215
                                  --------------   --------------   --------------

REALIZED AND UNREALIZED GAIN
(LOSS)

NET REALIZED GAIN
(LOSS) ON:

Investment transactions
(including $1,564,304 from
affiliates in Equity Income)       (107,785,409)    (103,604,590)    (157,893,293)

Foreign currency transactions         27,749,773       10,364,227               --
                                  --------------   --------------   --------------
                                    (80,035,636)     (93,240,363)    (157,893,293)
                                  --------------   --------------   --------------

CHANGE IN NET UNREALIZED
APPRECIATION (DEPRECIATION) ON:

Investments                        (227,758,259)     (57,070,085)    (144,992,437)

Translation of assets and
liabilities in foreign
currencies                             4,427,879        2,485,211               --
                                  --------------   --------------   --------------
                                   (223,330,380)     (54,584,874)    (144,992,437)
                                  --------------   --------------   --------------

NET REALIZED AND UNREALIZED
GAIN (LOSS)                        (303,366,016)    (147,825,237)    (302,885,730)
                                  --------------   --------------   --------------

NET INCREASE (DECREASE) IN NET
ASSETS RESULTING FROM
OPERATIONS                        $(222,854,228)   $(124,365,996)   $(278,323,515)
                                  ==============   ==============   ==============

See Notes to Financial Statements.

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29

STATEMENT OF CHANGES IN NET ASSETS

SIX MONTHS ENDED SEPTEMBER 30, 2008 (UNAUDITED) AND YEAR ENDED MARCH 31, 2008
                             Equity Income                         Value
Increase
(Decrease) in
Net Assets         Sept. 30, 2008    March 31, 2008   Sept. 30, 2008   March 31, 2008

OPERATIONS

Net investment
income (loss)         $ 80,511,788     $ 171,871,145     $ 23,459,241     $ 46,600,016

Net realized
gain (loss)           (80,035,636)      (47,601,269)     (93,240,363)     (65,678,124)

Change in net
unrealized
appreciation
(depreciation)       (223,330,380)     (413,121,826)     (54,584,874)    (284,334,141)
                    --------------   ---------------   --------------   --------------
Net increase
(decrease) in
net assets
resulting from
operations           (222,854,228)     (288,851,950)    (124,365,996)    (303,412,249)
                    --------------   ---------------   --------------   --------------

DISTRIBUTIONS TO
SHAREHOLDERS

From net
investment
income:

 Investor
 Class                (55,361,357)     (126,757,125)     (17,777,484)     (37,683,425)

 Institutional
 Class                 (8,141,863)      (18,178,082)      (2,913,433)      (6,387,555)

 A Class              (12,594,665)      (30,371,773)      (1,677,891)      (3,763,083)

 A Class (old)
 (Note 11)                      --                --               --        (132,911)

 B Class                   (4,580)           (1,723)         (31,576)         (52,218)

 C Class               (1,177,749)       (2,423,835)         (63,895)        (120,758)

 R Class                 (558,191)       (1,137,635)         (16,944)         (17,413)

From net
realized gains:

 Investor
 Class                          --     (373,678,155)               --    (254,095,425)

 Institutional
 Class                          --      (49,979,556)               --     (42,172,944)

 A Class                        --      (95,264,362)               --     (30,107,815)

 B Class                        --           (9,280)               --        (850,431)

 C Class                        --      (11,272,883)               --      (2,109,263)

 R Class                        --       (4,226,795)               --        (156,140)
                    --------------   ---------------   --------------   --------------
Decrease in net
assets from
distributions         (77,838,405)     (713,301,204)     (22,481,223)    (377,649,381)
                    --------------   ---------------   --------------   --------------

CAPITAL SHARE
TRANSACTIONS

Net increase
(decrease) in
net assets from
capital share
transactions         (213,444,492)     (483,149,448)    (306,750,849)    (227,749,543)
                    --------------   ---------------   --------------   --------------

NET INCREASE
(DECREASE) IN
NET ASSETS           (514,137,125)   (1,485,302,602)    (453,598,068)    (908,811,173)

NET ASSETS

Beginning of
period               5,309,331,173     6,794,633,775    2,225,632,700    3,134,443,873
                    --------------   ---------------   --------------   --------------
End of period       $4,795,194,048    $5,309,331,173   $1,772,034,632   $2,225,632,700
                    ==============   ===============   ==============   ==============

Undistributed
net investment
income                 $17,131,894       $14,458,511       $2,208,234       $1,230,216
                    ==============   ===============   ==============   ==============

See Notes to Financial Statements.

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30

SIX MONTHS ENDED SEPTEMBER 30, 2008 (UNAUDITED) AND YEAR ENDED MARCH 31, 2008
                                                        Large Company Value
Increase (Decrease) in Net Assets                 Sept. 30, 2008   March 31, 2008

OPERATIONS

Net investment income (loss)                         $ 24,562,215     $ 50,489,004

Net realized gain (loss)                            (157,893,293)       87,022,508

Change in net unrealized appreciation
(depreciation)                                      (144,992,437)    (395,075,046)
                                                   --------------   --------------
Net increase (decrease) in net assets resulting
from operations                                     (278,323,515)    (257,563,534)
                                                   --------------   --------------

DISTRIBUTIONS TO SHAREHOLDERS

From net investment income:

 Investor Class                                      (13,081,132)     (29,578,990)

 Institutional Class                                  (6,865,917)     (12,612,481)

 A Class                                              (3,285,094)      (6,000,251)

 A Class (old) (Note 11)                                       --      (1,792,049)

 B Class                                                 (70,541)        (155,982)

 C Class                                                (268,037)        (639,654)

 R Class                                                (141,229)        (278,651)

From net realized gains:

 Investor Class                                                --     (42,817,971)

 Institutional Class                                           --     (16,693,652)

 A Class                                                       --     (12,534,118)

 B Class                                                       --        (447,000)

 C Class                                                       --      (1,803,288)

 R Class                                                       --        (545,099)
                                                   --------------   --------------
Decrease in net assets from distributions            (23,711,950)    (125,899,186)
                                                   --------------   --------------

CAPITAL SHARE TRANSACTIONS

Net increase (decrease) in net assets from
capital share transactions                           (66,001,431)     (84,653,829)
                                                   --------------   --------------

NET INCREASE (DECREASE) IN NET ASSETS               (368,036,896)    (468,116,549)

NET ASSETS

Beginning of period                                 2,246,420,727    2,714,537,276
                                                   --------------   --------------
End of period                                      $1,878,383,831   $2,246,420,727
                                                   ==============   ==============

Undistributed net investment income                      $944,265          $94,000
                                                   ==============   ==============

See Notes to Financial Statements.

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31

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2008 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Capital Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. Equity Income Fund (Equity Income),
Value Fund (Value) and Large Company Value Fund (Large Company Value)
(collectively, the funds) are three funds in a series issued by the corporation. The funds are diversified under the 1940 Act. Equity Income's investment objective is to seek current income; capital appreciation is a secondary objective. Equity Income pursues its investment objective by investing in securities of companies with a favorable income-paying history that have prospects for income payments to continue or increase. Value and
Large Company Value's investment objective is to seek long-term capital growth; income is a secondary objective. Value and Large Company Value pursue their investment objective by investing in stocks of companies that management believes to be undervalued at the time of purchase. Value invests in companies with small, medium, and large market capitalization and Large Company Value invests in companies with larger market capitalization. The following is a summary of the funds' significant accounting policies.

MULTIPLE CLASS -- The funds are authorized to issue the Investor Class, the
Institutional Class, the A Class (formerly Advisor Class), the B Class, the C
Class and the R Class. The A Class may incur an initial sales charge. The A
Class, B Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. All shares of each fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets. Sale of Equity Income's B Class commenced on September 28, 2007.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the funds determine that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund's net asset value. Certain other circumstances may cause the funds to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

SECURITY TRANSACTIONS -- For financial reporting purposes, security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The funds estimate the components of distributions received that may be considered nontaxable distributions or capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

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32

SECURITIES ON LOAN -- The funds may lend portfolio securities through their lending agent to certain approved borrowers in order to earn additional income. The income earned, net of any rebates or fees, is included in the
Statement of Operations. The funds continue to recognize any gain or loss in the market price of the securities loaned and record any interest earned or dividends declared.

FUTURES AND OPTIONS CONTRACTS -- The funds may enter into futures contracts and purchase put options in order to manage the funds' exposure to changes in market conditions. One of the risks of entering into futures contracts and options is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. Options purchased by the funds are accounted for in the same manner as marketable portfolio securities. The proceeds from securities sold through the exercise of put options are decreased by the premium paid to purchase the put options.

Upon entering into a futures contract, the funds are required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by the funds. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. The funds recognize a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of realized gain (loss) on investment transactions and unrealized appreciation
(depreciation) on investments, respectively.

EQUITY-LINKED DEBT AND LINKED-EQUITY SECURITIES -- The funds may invest in hybrid equity securities, which usually convert into common stock at a date predetermined by the issuer. These securities generally offer a higher dividend yield than that of the common stock to which the security is linked.
These instruments are issued by a company other than the one to which the security is linked and carry the credit of the issuer, not that of the underlying common stock. The securities' appreciation is limited based on a predetermined final cap price at the date of the conversion. Risks of investing in these securities include, but are not limited to, a set time to capture the yield advantage, limited appreciation potential, decline in value of the underlying stock, and failure of the issuer to pay dividends or to deliver common stock at maturity.

FOREIGN CURRENCY TRANSACTIONS -- All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. For assets and liabilities, other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates.

Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on investment transactions and unrealized appreciation
(depreciation) on investments, respectively. Certain countries may impose taxes on the contract amount of purchases and sales of foreign currency contracts in their currency. The funds record the foreign tax expense, if any, as a reduction to the net realized gain (loss) on foreign currency transactions.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The funds may enter into forward foreign currency exchange contracts to facilitate transactions of securities denominated in a foreign currency or to hedge the funds' exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the funds and the resulting unrealized appreciation or depreciation are determined daily using prevailing exchange rates. The funds bear the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract.
Additionally, losses may arise if the counterparties do not perform under the contract terms.

REPURCHASE AGREEMENTS -- The funds may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the
investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. Each fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable each fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to each fund under each repurchase agreement.

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33

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the
Securities and Exchange Commission, each fund, along with other registered investment companies having management agreements with ACIM or American
Century Global Investment Management, Inc. (ACGIM), may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or
Agency obligations.

INCOME TAX STATUS -- It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. The funds have adopted the provisions of Financial Accounting
Standards Board Interpretation No. 48, "Accounting for Income Taxes" during the current fiscal year. The funds are no longer subject to examination by tax authorities for years prior to 2005. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes. Interest and penalties associated with any federal or state income tax obligations, if any, are recorded as interest expense.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income are declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

INDEMNIFICATIONS -- Under the corporation's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. The risk of material loss from such claims is considered by management to be remote.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with ACIM, under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee)
per class. The Agreement provides that all expenses of the funds, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered "interested persons" as defined in the 1940 Act
(including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of each specific class of shares of each fund and paid monthly in arrears. For funds with a stepped fee schedule, the rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account all of the investment advisor's assets under management in each fund's investment strategy (strategy assets) to calculate the appropriate fee rate for each fund. The strategy assets include each fund's assets and the assets of other clients of the investment advisor that are not in the American Century
Investments family of funds, but that have the same investment team and investment strategy. The annual management fee schedule for Equity Income ranges from 0.80% to 1.00% for the Investor Class, A Class, B Class, C Class
and R Class. The annual management fee schedule for Value ranges from 0.85% to
1.00% for the Investor Class, A Class, B Class, C Class and R Class. The
annual management fee schedule for Large Company Value ranges from 0.70% to
0.90% for the Investor Class, A Class, B Class, C Class and R Class. The
Institutional Class of each fund is 0.20% less at each point within the range.

The effective annual management fee for each class of each fund for the six months ended September 30, 2008, was as follows:

                         Investor, A, B, C & R   Institutional

Equity Income                    0.97%               0.77%
Value                            1.00%               0.80%
Large Company Value              0.82%               0.62%

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34

DISTRIBUTION AND SERVICE FEES -- The Board of Directors has adopted a separate
Master Distribution and Individual Shareholder Services Plan for each of the A
Class, B Class, C Class and R Class (collectively the plans), pursuant to Rule
12b-1 of the 1940 Act. The plans provide that the A Class will pay American
Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the B Class and the C Class will each pay
ACIS an annual distribution fee of 0.75% and service fee of 0.25%. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended September 30, 2008, are detailed in the Statement of Operations.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of
American Century Companies, Inc. (ACC), the parent of the corporation's investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation's transfer agent, American Century Services, LLC.

The funds are eligible to invest in a money market fund for temporary purposes, which is managed by J.P. Morgan Investment Management, Inc. (JPMIM).
JPMIM is a wholly owned subsidiary of JPMorgan Chase & Co. (JPM). JPM is an equity investor in ACC. The funds have a securities lending agreement with
JPMorgan Chase Bank (JPMCB). JPMCB is a custodian of the funds and a wholly owned subsidiary of JPM.

3. INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, for the six months ended September 30, 2008, were as follows:

                          Equity Income        Value       Large Company Value

Purchases                $6,988,162,284   $1,035,277,695       $283,104,450
Proceeds from sales      $7,223,692,683   $1,307,885,437       $357,719,556

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35

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the funds were as follows:

                          Six months ended                     Year ended
                         September 30, 2008                 March 31, 2008(1)
                      Shares           Amount           Shares            Amount

Equity Income

INVESTOR
CLASS/SHARES
AUTHORIZED          1,500,000,000                     1,500,000,000
                   ==============                    ==============

Sold                   26,502,743    $ 193,265,238       86,497,946     $ 732,783,293

Issued in
reinvestment of
distributions           7,255,801       51,785,331       57,630,203       461,310,501

Redeemed             (59,083,261)    (425,810,366)    (188,655,276)   (1,565,013,939)
                   --------------   --------------   --------------   ---------------
                     (25,324,717)    (180,759,797)     (44,527,127)     (370,920,145)
                   --------------   --------------   --------------   ---------------

INSTITUTIONAL
CLASS/SHARES
AUTHORIZED            240,000,000                       240,000,000
                   ==============                    ==============

Sold                   11,810,455       85,112,492       25,454,164       220,747,714

Issued in
reinvestment of
distributions           1,120,707        7,991,732        8,329,370        66,669,823

Redeemed              (9,021,354)     (65,440,703)     (29,593,511)     (246,373,931)
                   --------------   --------------   --------------   ---------------
                        3,909,808       27,663,521        4,190,023        41,043,606
                   --------------   --------------   --------------   ---------------

A CLASS/SHARES
AUTHORIZED            475,000,000                       475,000,000
                   ==============                    ==============

Sold                   13,667,409       98,489,852       34,637,326       295,784,082

Issued in
reinvestment of
distributions           1,716,569       12,251,607       15,215,308       121,615,154

Redeemed             (22,924,603)    (165,791,633)     (70,097,342)     (588,618,649)
                   --------------   --------------   --------------   ---------------
                      (7,540,625)     (55,050,174)     (20,244,708)     (171,219,413)
                   --------------   --------------   --------------   ---------------
B CLASS/SHARES
AUTHORIZED             20,000,000                        20,000,000
                   ==============                    ==============

Sold                       64,183          461,910           31,226           249,461

Issued in
reinvestment of
distributions                 565            4,014              993             7,818

Redeemed                  (9,607)         (71,413)               --                --
                   --------------   --------------   --------------   ---------------
                           55,141          394,511           32,219           257,279
                   --------------   --------------   --------------   ---------------
C CLASS/SHARES
AUTHORIZED             50,000,000                        50,000,000
                   ==============                    ==============

Sold                    1,011,102        7,305,346        3,062,619        26,442,946

Issued in
reinvestment of
distributions             150,251        1,073,700        1,577,148        12,559,343

Redeemed              (1,994,752)     (14,384,711)      (3,333,340)      (27,468,435)
                   --------------   --------------   --------------   ---------------
                        (833,399)      (6,005,665)        1,306,427        11,533,854
                   --------------   --------------   --------------   ---------------

R CLASS/SHARES
AUTHORIZED             20,000,000                        20,000,000
                   ==============                    ==============

Sold                      796,758        5,752,513        1,863,334        15,974,449

Issued in
reinvestment of
distributions              76,414          544,647          660,261         5,258,200

Redeemed                (842,220)      (5,984,048)      (1,846,826)      (15,077,278)
                   --------------   --------------   --------------   ---------------
                           30,952          313,112          676,769         6,155,371
                   --------------   --------------   --------------   ---------------
Net increase
(decrease)           (29,702,840)   $(213,444,492)     (58,566,397)   $ (483,149,448)
                   ==============   ==============   ==============   ===============

(1) September 28, 2007 (commencement of sale) through March 31, 2008 for the B
Class.

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36

                              Six months ended                     Year ended
                             September 30, 2008                  March 31, 2008
                          Shares            Amount           Shares           Amount

Value

INVESTOR
CLASS/SHARES
AUTHORIZED              1,250,000,000                      1,250,000,000
                       ==============                     ==============

Sold                       12,564,518      $ 70,238,269       26,795,945   $ 192,485,324

Issued in
reinvestment of
distributions               2,975,933        16,585,641       43,153,018     275,895,444

Redeemed                 (44,160,811)     (250,324,803)    (102,497,869)   (735,388,471)
                       --------------    --------------   --------------  --------------
                         (28,620,360)     (163,500,893)     (32,548,906)   (267,007,703)
                       --------------    --------------   --------------  --------------

INSTITUTIONAL
CLASS/SHARES
AUTHORIZED                125,000,000                        125,000,000
                       ==============                     ==============

Sold                        3,332,685        19,156,014       21,049,735     154,695,580

Issued in
reinvestment of
distributions                 519,973         2,913,433        7,589,258      48,506,946

Redeemed                 (24,276,089)     (132,536,096)     (13,489,917)    (93,706,190)
                       --------------    --------------   --------------  --------------
                         (20,423,431)     (110,466,649)       15,149,076     109,496,336
                       --------------    --------------   --------------  --------------

A CLASS/SHARES
AUTHORIZED                150,000,000                        150,000,000
                       ==============                     ==============

Sold                        3,858,259        21,635,647        5,656,979      40,732,287

Issued in
connection with
reclassification
(Note 11)                          --                --        8,894,774      68,678,162

Issued in
reinvestment of
distributions                 296,107         1,650,685        5,215,034      33,245,516

Redeemed                  (9,456,833)      (53,576,012)     (19,350,464)   (136,544,275)
                       --------------    --------------   --------------  --------------
                          (5,302,467)      (30,289,680)          416,323       6,111,690
                       --------------    --------------   --------------  --------------

A CLASS
(OLD)/SHARES
AUTHORIZED                        N/A                                N/A
                       ==============                     ==============

Sold                                                             662,726       5,260,916

Issued in
reinvestment of
distributions                                                     15,737         125,739

Redeemed in
connection with
reclassification
(Note 11)                                                    (8,894,774)    (68,678,162)

Redeemed                                                     (1,001,889)     (7,911,168)
                                                          --------------  --------------
                                                             (9,218,200)    (71,202,675)
                                                          --------------  --------------

B CLASS/SHARES
AUTHORIZED                 20,000,000                         20,000,000
                       ==============                     ==============

Sold                            9,667            54,888           81,475         595,253

Issued in
reinvestment of
distributions                   4,908            27,329          120,823         765,058

Redeemed                    (166,558)         (941,919)        (250,589)     (1,720,368)
                       --------------    --------------   --------------  --------------
                            (151,983)         (859,702)         (48,291)       (360,057)
                       --------------    --------------   --------------  --------------

C CLASS/SHARES
AUTHORIZED                 20,000,000                         20,000,000
                       ==============                     ==============

Sold                           85,911           480,180          326,344       2,353,715

Issued in
reinvestment of
distributions                   9,099            50,308          262,066       1,650,552

Redeemed                    (478,678)       (2,683,422)      (1,523,779)    (10,474,334)
                       --------------    --------------   --------------  --------------
                            (383,668)       (2,152,934)        (935,369)     (6,470,067)
                       --------------    --------------   --------------  --------------

R CLASS/SHARES
AUTHORIZED                 20,000,000                         20,000,000
                       ==============                     ==============

Sold                          135,374           779,753          284,329       1,995,315

Issued in
reinvestment of
distributions                   3,046            16,944           27,378         173,553

Redeemed                     (47,687)         (277,688)         (74,072)       (485,935)
                       --------------    --------------   --------------  --------------
                               90,733           519,009          237,635       1,682,933
                       --------------    --------------   --------------  --------------
Net increase
(decrease)               (54,791,176)    $(306,750,849)     (26,947,732)  $(227,749,543)
                       ==============   ===============   ==============  ==============

------
37

                            Six months ended                  Year ended
                           September 30, 2008               March 31, 2008
                         Shares          Amount         Shares          Amount

Large Company Value

INVESTOR
CLASS/SHARES
AUTHORIZED              550,000,000                    550,000,000
                       ============                   ============

Sold                     31,215,172   $ 197,609,846     76,540,681   $ 576,064,660

Issued in
reinvestment of
distributions             1,347,065       8,136,784      7,187,899      52,324,248

Redeemed               (45,144,903)   (278,398,878)   (88,750,820)   (657,473,389)
                       ------------   -------------   ------------   -------------
                       (12,582,666)    (72,652,248)    (5,022,240)    (29,084,481)
                       ------------   -------------   ------------   -------------

INSTITUTIONAL
CLASS/SHARES
AUTHORIZED              200,000,000                    200,000,000
                       ============                   ============

Sold                     22,114,042     137,581,440     33,589,521     243,933,475

Issued in
reinvestment of
distributions               981,778       5,875,041      3,541,198      25,810,952

Redeemed               (13,476,894)    (82,389,644)   (31,400,005)   (228,197,043)
                       ------------   -------------   ------------   -------------
                          9,618,926      61,066,837      5,730,714      41,547,384
                       ------------   -------------   ------------   -------------

A CLASS/SHARES
AUTHORIZED              300,000,000                    300,000,000
                       ============                   ============

Sold                      5,473,968      34,170,102     12,320,960      90,750,995

Issued in
connection with
reclassification
(Note 11)                        --              --     27,248,825     204,605,063

Issued in
reinvestment of
distributions               398,712       2,398,989      2,102,988      15,217,432

Redeemed               (12,501,152)    (78,097,062)   (21,497,528)   (157,103,590)
                       ------------   -------------   ------------   -------------
                        (6,628,472)    (41,527,971)     20,175,245     153,469,900
                       ------------   -------------   ------------   -------------

A CLASS
(OLD)/SHARES
AUTHORIZED                      N/A                            N/A
                       ============                   ============

Sold                                                     2,048,715      16,003,585

Issued in
reinvestment of
distributions                                              201,210       1,569,589

Redeemed in
connection with
reclassification
(Note 11)                                             (27,248,825)   (204,605,063)

Redeemed                                               (6,685,340)    (52,269,420)
                                                      ------------   -------------
                                                      (31,684,240)   (239,301,309)
                                                      ------------   -------------

B CLASS/SHARES
AUTHORIZED               20,000,000                     20,000,000
                       ============                   ============

Sold                         11,721          70,987         74,011         572,482

Issued in
reinvestment of
distributions                 9,574          57,523         69,313         504,234

Redeemed                  (315,054)     (1,953,186)      (440,433)     (3,203,529)
                       ------------   -------------   ------------   -------------
                          (293,759)     (1,824,676)      (297,109)     (2,126,813)
                       ------------   -------------   ------------   -------------

C CLASS/SHARES
AUTHORIZED               50,000,000                     50,000,000
                       ============                   ============

Sold                        257,522       1,602,001      1,786,478      13,418,691

Issued in
reinvestment of
distributions                15,435          92,683        125,755         912,831

Redeemed                (2,144,958)    (13,185,987)    (3,420,371)    (25,225,156)
                       ------------   -------------   ------------   -------------
                        (1,872,001)    (11,491,303)    (1,508,138)    (10,893,634)
                       ------------   -------------   ------------   -------------

R CLASS/SHARES
AUTHORIZED               20,000,000                     20,000,000
                       ============                   ============

Sold                        381,523       2,381,371        862,344       6,446,439

Issued in
reinvestment of
distributions                22,750         136,339        109,464         795,585

Redeemed                  (329,748)     (2,089,780)      (748,527)     (5,506,900)
                       ------------   -------------   ------------   -------------
                             74,525         427,930        223,281       1,735,124
                       ------------   -------------   ------------   -------------
Net increase
(decrease)             (11,683,447)   $(66,001,431)   (12,382,487)   $(84,653,829)
                       ============   =============   ============   =============

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38

5. AFFILIATED COMPANY TRANSACTIONS

If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act.
A summary of transactions for each company which is or was an affiliate at or during the six months ended September 30, 2008 follows:

                                                                                       September 30, 2008
                 Share
                  Balance      Purchase        Sales       Realized     Dividend      Share        Market
Fund/Company      3/31/08        Cost          Cost       Gain (Loss)    Income      Balance       Value

Equity Income

Nicor Inc.(1)     2,255,000   $ 1,652,901   $ 96,088,704    $ 973,593   $1,528,362          --            --

WGL Holdings
Inc.              2,471,500    13,430,822     12,789,819      590,711    1,671,553   2,492,188   $80,871,501
                  ---------   -----------   ------------   ----------   ----------   ---------   -----------
                              $15,083,723   $108,878,523   $1,564,304   $3,199,915               $80,871,501
                              ===========   ============   ==========   ==========               ===========

(1) Company was not an affiliate at September 30, 2008.

6. SECURITIES LENDING

As of September 30, 2008, securities in Value valued at $3,304,063 were on loan through the lending agent, JPMCB, to certain approved borrowers. As of
September 30, 2008, Equity Income and Large Company Value did not have any securities on loan. JPMCB receives and maintains collateral in the form of cash and/or acceptable securities as approved by ACIM. Cash collateral is invested in authorized investments by the lending agent in a pooled account.
The value of cash collateral received at period end is disclosed in the
Statement of Assets and Liabilities and investments made with the cash by the lending agent are listed in the Schedule of Investments. Any deficiencies or excess of collateral must be delivered or transferred by the member firms no later than the close of business on the next business day. The total market value of all collateral received for Value, at this date, was $3,427,866. The funds' risks in securities lending are that the borrower may not provide additional collateral when required or return the securities when due. If the borrower defaults, receipt of the collateral by the funds may be delayed or limited.

7. FAIR VALUE MEASUREMENTS

The funds' securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the funds. In conformity with accounting principles generally accepted in the
United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

* Level 1 valuation inputs consist of actual quoted prices based on an active market;

* Level 2 valuation inputs consist of significant direct or indirect observable market data; or

* Level 3 valuation inputs consist of significant unobservable inputs such as the fund's own assumptions.

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

------
39

The following is a summary of the valuation inputs used to determine the fair value of the funds' securities and other financial instruments as of September
30, 2008:

                                                                         Unrealized
                                                                         Gain (Loss)
                                                          Value of        on Other
                                                         Investment       Financial
Fund/Valuation Inputs                                    Securities     Instruments*

EQUITY INCOME
Level 1 -- Quoted Prices                                $3,492,768,904             --
Level 2 -- Other Significant Observable Inputs           1,269,601,946     $7,557,692
Level 3 -- Significant Unobservable Inputs                          --             --
                                                        --------------   ------------
                                                        $4,762,370,850     $7,557,692
                                                        ==============   ============

VALUE
Level 1 -- Quoted Prices                                $1,686,916,381             --
Level 2 -- Other Significant Observable Inputs             110,978,876     $3,573,884
Level 3 -- Significant Unobservable Inputs                          --             --
                                                        --------------   ------------
                                                        $1,797,895,257     $3,573,884
                                                        ==============   ============

LARGE COMPANY VALUE
Level 1 -- Quoted Prices                                $1,810,323,146   $(3,763,808)
Level 2 -- Other Significant Observable Inputs              78,896,050             --
Level 3 -- Significant Unobservable Inputs                          --             --
                                                        --------------   ------------
                                                        $1,889,219,196   $(3,763,808)
                                                        ==============   ============

*Includes forward foreign currency exchange contracts and futures contracts.

8. BANK LINE OF CREDIT

The funds, along with certain other funds managed by ACIM or ACGIM, have a
$500,000,000 unsecured bank line of credit agreement with Bank of America,
N.A. The funds may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement, which is subject to annual renewal, bear interest at the Federal Funds rate plus 0.40%. The funds did not borrow from the line during the six months ended September 30, 2008.

9. RISK FACTORS

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social, and economic development, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws and restrictions.

------
40

10. FEDERAL TAX INFORMATION

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of September 30, 2008, the components of investments for federal income tax purposes were as follows:

                                                                        Large
                                  Equity Income        Value        Company Value
Federal tax cost of investments   $4,979,113,953   $1,970,227,921   $1,926,839,093
                                  ==============   ==============   ==============
Gross tax appreciation of
investments                        $ 201,059,744     $ 70,530,257    $ 261,403,307

Gross tax depreciation of
investments                        (417,802,847)    (242,862,921)    (299,023,204)
                                  --------------   --------------   --------------
Net tax appreciation
(depreciation) of investments     $(216,743,103)   $(172,332,664)    $(37,619,897)
                                  ==============   ==============   ==============

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of March 31, 2008, Equity Income had capital loss deferrals of
$(307,109,322). As of March 31, 2008, Value had capital and currency loss deferrals of $(200,845,570) and $(56,460), respectively. The capital and currency loss deferrals represent net capital and foreign currency losses incurred in the five-month period ended March 31, 2008. Equity Income and
Value have elected to treat such losses as having been incurred in the following fiscal year for federal income tax purposes.

11. CORPORATE EVENT

On July 27, 2007, the A Class (old) shareholders of Value approved a reclassification of A Class (old) shares into Advisor Class shares. The change was approved by the Board of Directors on November 29, 2006 and March 7, 2007.
The reclassification was effective on September 4, 2007. Subsequent to the reclassification, the Advisor Class was renamed A Class.

On September 25, 2007, the A Class shareholders of Large Company Value approved a reclassification of A Class (old) shares into Advisor Class shares.
The change was approved by the Board of Directors on November 29, 2006 and
March 7, 2007. The reclassification was effective on December 3, 2007.
Subsequent to the reclassification, the Advisor Class was renamed A Class.

12. RECENTLY ISSUED ACCOUNTING STANDARDS

The Financial Accounting Standards Board (FASB) issued Statement of Financial
Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), in
September 2006, which is effective for fiscal years beginning after November
15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands the required financial statement disclosures about fair value measurements. The adoption of FAS 157 does not materially impact the determination of fair value.

In March 2008, the FASB issued Statement of Financial Accounting Standards No.
161, "Disclosures about Derivative Instruments and Hedging Activities -- an amendment of FASB Statement No. 133" (FAS 161). FAS 161 is effective for fiscal years beginning after November 15, 2008. FAS 161 amends and expands disclosures about derivative instruments and hedging activities. FAS 161 requires qualitative disclosures about the objectives and strategies of derivative instruments, quantitative disclosures about the fair value amounts of and gains and losses on derivative instruments, and disclosures of credit-risk-related contingent features in hedging activities. Management is currently evaluating the impact that adopting FAS 161 will have on the financial statement disclosures.

------
41

FINANCIAL HIGHLIGHTS
Equity Income

Investor Class
For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
                        2008(1)         2008         2007         2006         2005         2004
PER-SHARE DATA

Net Asset
Value,
Beginning
of Period                 $7.30        $8.65        $8.11        $8.05        $7.84        $6.22
                       --------     --------     --------     --------     --------     --------
Income From
Investment
Operations

 Net
 Investment
 Income
 (Loss)(2)                 0.11         0.23         0.21         0.20         0.21         0.22

 Net Realized
 and
 Unrealized
 Gain (Loss)             (0.42)       (0.62)         1.05         0.36         0.61         1.71
                       --------     --------     --------     --------     --------     --------
 Total From
 Investment
 Operations              (0.31)       (0.39)         1.26         0.56         0.82         1.93
                       --------     --------     --------     --------     --------     --------
Distributions

 From Net
 Investment
 Income                  (0.11)       (0.23)       (0.17)       (0.18)       (0.19)       (0.19)

 From Net
 Realized
 Gains                       --       (0.73)       (0.55)       (0.32)       (0.42)       (0.12)
                       --------     --------     --------     --------     --------     --------
 Total
 Distributions           (0.11)       (0.96)       (0.72)       (0.50)       (0.61)       (0.31)
                       --------     --------     --------     --------     --------     --------
Net Asset
Value, End
of Period                 $6.88        $7.30        $8.65        $8.11        $8.05        $7.84
                       ========     ========     ========     ========     ========     ========

TOTAL RETURN(3)         (4.27)%      (5.17)%       15.79%        7.21%       10.69%       31.30%

RATIOS/SUPPLEMENTAL DATA

Ratio of
Operating
Expenses to
Average Net
Assets                 0.97%(4)        0.97%        0.97%        0.98%        0.99%        1.00%

Ratio of Net
Investment
Income (Loss)
to Average
Net Assets             3.17%(4)        2.68%        2.43%        2.53%        2.56%        2.95%

Portfolio
Turnover Rate              145%         165%         160%         150%         174%          91%

Net Assets,
End of Period
(in thousands)       $3,328,473   $3,719,757   $4,790,510   $3,715,366   $3,290,442   $2,248,158

(1) Six months ended September 30, 2008 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------
42

Equity Income

Institutional Class
For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
                      2008(1)       2008      2007       2006       2005       2004
PER-SHARE DATA

Net Asset
Value,
Beginning
of Period               $7.31      $8.65     $8.11      $8.06      $7.85      $6.23
                     --------   --------  --------   --------   --------   --------

Income From
Investment
Operations

 Net
 Investment
 Income
 (Loss)(2)               0.12       0.25      0.23       0.22       0.22       0.24

 Net Realized
 and
 Unrealized
 Gain (Loss)           (0.43)     (0.61)      1.05       0.35       0.61       1.71
                     --------   --------  --------   --------   --------   --------
 Total From
 Investment
 Operations            (0.31)     (0.36)      1.28       0.57       0.83       1.95
                     --------   --------  --------   --------   --------   --------
Distributions

 From Net
 Investment
 Income                (0.12)     (0.25)    (0.19)     (0.20)     (0.20)     (0.21)

 From Net
 Realized
 Gains                     --     (0.73)    (0.55)     (0.32)     (0.42)     (0.12)
                     --------   --------  --------   --------   --------   --------
 Total
 Distributions         (0.12)     (0.98)    (0.74)     (0.52)     (0.62)     (0.33)
                     --------   --------  --------   --------   --------   --------
Net Asset
Value, End
of Period               $6.88      $7.31     $8.65      $8.11      $8.06      $7.85
                     ========   ========  ========   ========   ========   ========

TOTAL
RETURN(3)             (4.30)%    (4.85)%    16.01%      7.29%     10.91%     31.51%

RATIOS/SUPPLEMENTAL DATA

Ratio of
Operating
Expenses to
Average Net
Assets               0.77%(4)      0.77%     0.77%      0.78%      0.79%      0.80%

Ratio of Net
Investment
Income (Loss)
to Average
Net Assets           3.37%(4)      2.88%     2.63%      2.73%      2.76%      3.15%

Portfolio
Turnover Rate            145%       165%      160%       150%       174%        91%

Net Assets,
End of
Period (in
thousands)           $493,969   $496,033  $551,202   $382,909   $257,195   $183,330

(1) Six months ended September 30, 2008 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------
43

Equity Income

A Class(1)
For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
                       2008(2)       2008         2007       2006       2005      2004
PER-SHARE DATA

Net Asset
Value,
Beginning
of Period                $7.30      $8.65        $8.11      $8.05      $7.84     $6.22
                      --------   --------     --------   --------   --------  --------
Income From
Investment
Operations

 Net
 Investment
 Income
 (Loss)(3)                0.10       0.20         0.19       0.18       0.19      0.20

 Net Realized
 and
 Unrealized
 Gain (Loss)            (0.42)     (0.61)         1.05       0.36       0.61      1.72
                      --------   --------     --------   --------   --------  --------
 Total From
 Investment
 Operations             (0.32)     (0.41)         1.24       0.54       0.80      1.92
                      --------   --------     --------   --------   --------  --------
Distributions

 From Net
 Investment
 Income                 (0.10)     (0.21)       (0.15)     (0.16)     (0.17)    (0.18)

 From Net
 Realized
 Gains                      --     (0.73)       (0.55)     (0.32)     (0.42)    (0.12)
                      --------   --------     --------   --------   --------  --------
 Total
 Distributions          (0.10)     (0.94)       (0.70)     (0.48)     (0.59)    (0.30)
                      --------   --------     --------   --------   --------  --------
Net Asset
Value, End
of Period                $6.88      $7.30        $8.65      $8.11      $8.05     $7.84
                      ========   ========     ========   ========   ========  ========

TOTAL
RETURN(4)              (4.39)%    (5.40)%       15.51%      6.94%     10.41%    30.97%

RATIOS/SUPPLEMENTAL DATA

Ratio of
Operating
Expenses to
Average Net
Assets                1.22%(5)      1.22%        1.22%      1.23%      1.24%     1.25%

Ratio of Net
Investment
Income (Loss)
to Average
Net Assets            2.92%(5)      2.43%        2.18%      2.28%      2.31%     2.70%

Portfolio
Turnover Rate             145%       165%         160%       150%       174%       91%

Net Assets,
End of Period
(in thousands)        $827,276   $933,600   $1,280,888   $902,749   $765,331  $457,360

(1) Prior to September 4, 2007, the A Class was referred to as the Advisor
Class.

(2) Six months ended September 30, 2008 (unaudited).

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences.
The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

See Notes to Financial Statements.

------
44

Equity Income

B Class
For a Share Outstanding Throughout the Periods Indicated
                                                         2008(1)    2008(2)
PER-SHARE DATA

Net Asset Value, Beginning of Period                       $7.30      $8.99
                                                        --------   --------
Income From Investment Operations

 Net Investment Income (Loss)(3)                            0.07       0.08

 Net Realized and Unrealized Gain (Loss)                  (0.41)     (0.95)
                                                        --------   --------
 Total From Investment Operations                         (0.34)     (0.87)
                                                        --------   --------
Distributions

 From Net Investment Income                               (0.08)     (0.09)

 From Net Realized Gains                                      --     (0.73)
                                                        --------   --------
 Total Distributions                                      (0.08)     (0.82)
                                                        --------   --------
Net Asset Value, End of Period                             $6.88      $7.30
                                                        ========   ========

TOTAL RETURN(4)                                          (4.74)%   (10.28)%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets       1.97%(5)   1.97%(5)

Ratio of Net Investment Income (Loss)
to Average Net Assets                                   2.17%(5)   2.11%(5)

Portfolio Turnover Rate                                     145%    165%(6)

Net Assets, End of Period (in thousands)                    $601       $235

(1) Six months ended September 30, 2008 (unaudited).

(2) September 28, 2007 (commencement of sale) through March 31, 2008.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences.
The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated
was calculated for the year ended March 31, 2008.

See Notes to Financial Statements.

------
45

Equity Income

C Class
For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
                        2008(1)       2008      2007         2006       2005        2004
PER-SHARE DATA

Net Asset Value,
Beginning of Period       $7.30      $8.65     $8.11        $8.06      $7.85       $6.21

                       --------   --------  --------     --------   --------    --------
Income From
Investment
Operations

 Net Investment
 Income
 (Loss)(2)                 0.07       0.14      0.12         0.13       0.13        0.15

 Net Realized
 and Unrealized
 Gain (Loss)             (0.41)     (0.61)      1.06         0.34       0.61        1.73

                       --------   --------  --------     --------   --------    --------
 Total From
 Investment
 Operations              (0.34)     (0.47)      1.18         0.47       0.74        1.88

                       --------   --------  --------     --------   --------    --------
Distributions

 From Net
 Investment
 Income                  (0.08)     (0.15)    (0.09)       (0.10)     (0.11)      (0.12)

 From Net
 Realized Gains              --     (0.73)    (0.55)       (0.32)     (0.42)      (0.12)

                       --------   --------  --------     --------   --------    --------
 Total
 Distributions           (0.08)     (0.88)    (0.64)       (0.42)     (0.53)      (0.24)

                       --------   --------  --------     --------   --------    --------
Net Asset Value,
End of Period             $6.88      $7.30     $8.65        $8.11      $8.06       $7.85
                       ========   ========  ========     ========   ========    ========

TOTAL RETURN(3)         (4.74)%    (6.10)%    14.65%        6.02%      9.60%      30.37%

RATIOS/SUPPLEMENTAL DATA

Ratio of
Operating
Expenses to
Average Net
Assets                 1.97%(4)      1.97%     1.97%        1.98%      1.99%       2.00%

Ratio of Net
Investment
Income (Loss)
to Average
Net Assets             2.17%(4)      1.68%     1.43%        1.53%      1.56%       1.95%

Portfolio
Turnover Rate              145%       165%      160%         150%       174%         91%

Net Assets, End
of Period (in
thousands)             $104,436   $116,985  $127,266      $98,481    $63,512     $42,579

(1) Six months ended September 30, 2008 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences.
The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------
46

Equity Income

R Class
For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
                        2008(1)        2008       2007        2006      2005    2004(2)
PER-SHARE DATA

Net Asset Value,
Beginning of Period       $7.29       $8.63      $8.09       $8.04     $7.84      $7.22
                       --------    --------   --------    --------  --------   --------
Income From
Investment
Operations

 Net Investment
 Income
 (Loss)(3)                 0.09        0.18       0.17        0.17      0.17       0.11

 Net Realized
 and Unrealized
 Gain (Loss)             (0.43)      (0.60)       1.05        0.34      0.60       0.76
                       --------    --------   --------    --------  --------   --------
 Total From
 Investment
 Operations              (0.34)      (0.42)       1.22        0.51      0.77       0.87
                       --------    --------   --------    --------  --------   --------
Distributions

 From Net
 Investment
 Income                  (0.09)      (0.19)     (0.13)      (0.14)    (0.15)     (0.13)

 From Net
 Realized Gains              --      (0.73)     (0.55)      (0.32)    (0.42)     (0.12)
                       --------    --------   --------    --------  --------   --------
 Total
 Distributions           (0.09)      (0.92)     (0.68)      (0.46)    (0.57)     (0.25)
                       --------    --------   --------    --------  --------   --------
Net Asset Value,
End of Period             $6.86       $7.29      $8.63       $8.09     $8.04      $7.84
                       ========    ========   ========    ========  ========   ========

TOTAL RETURN(4)         (4.65)%     (5.53)%     15.25%       6.56%    10.03%     12.19%

RATIOS/SUPPLEMENTAL DATA

Ratio of
Operating
Expenses to
Average Net
Assets                 1.47%(5)       1.47%      1.47%       1.48%  1.44%(6)   1.50%(5)

Ratio of Net
Investment
Income (Loss)
to Average
Net Assets             2.67%(5)       2.18%      1.93%       2.03%  2.11%(6)   2.44%(5)

Portfolio
Turnover Rate              145%        165%       160%        150%      174%     91%(7)

Net Assets, End
of Period (in
thousands)              $40,440     $42,720    $44,767     $24,283    $6,046       $392

(1) Six months ended September 30, 2008 (unaudited).

(2) August 29, 2003 (commencement of sale) through March 31, 2004.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) During a portion of the year ended March 31, 2005, the class received a partial reimbursement of its distribution and service fees. Had fees not been reimbursed the annualized ratio of operating expenses to average net assets and annualized ratio of net investment income (loss) to average net assets would have been 1.49% and 2.06%, respectively.

(7) Portfolio turnover is calculated at the fund level. Percentage indicated
was calculated for the year ended March 31, 2004.

See Notes to Financial Statements.

------
47

Value

Investor Class
For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
                        2008(1)         2008         2007        2006         2005         2004
PER-SHARE DATA

Net Asset
Value,
Beginning
of Period                 $5.78        $7.61        $7.18       $7.31        $7.72        $5.61
                       --------     --------     --------    --------     --------     --------
Income From
Investment
Operations

 Net
 Investment
 Income
 (Loss)(2)                 0.07         0.12         0.12        0.12         0.09         0.09

 Net Realized
 and
 Unrealized
 Gain (Loss)             (0.42)       (0.92)         0.93        0.57         0.64         2.18
                       --------     --------     --------    --------     --------     --------
 Total From
 Investment
 Operations              (0.35)       (0.80)         1.05        0.69         0.73         2.27
                       --------     --------     --------    --------     --------     --------
Distributions

 From Net
 Investment
 Income                  (0.06)       (0.12)       (0.11)      (0.10)       (0.09)       (0.08)

 From Net
 Realized
 Gains                       --       (0.91)       (0.51)      (0.72)       (1.05)       (0.08)
                       --------     --------     --------    --------     --------     --------
 Total
 Distributions           (0.06)       (1.03)       (0.62)      (0.82)       (1.14)       (0.16)
                       --------     --------     --------    --------     --------     --------
Net Asset
Value, End
of Period                 $5.37        $5.78        $7.61       $7.18        $7.31        $7.72
                       ========     ========     ========    ========     ========     ========

TOTAL
RETURN(3)               (6.01)%     (11.56)%       14.90%       9.89%        9.95%       40.66%

RATIOS/SUPPLEMENTAL DATA

Ratio of
Operating
Expenses to
Average Net
Assets                 1.00%(4)        1.00%        0.99%       0.99%        0.99%        1.00%

Ratio of Net
Investment
Income (Loss)
to Average
Net Assets             2.30%(4)        1.65%        1.58%       1.71%        1.16%        1.26%

Portfolio
Turnover Rate               52%         152%         140%        134%         130%         122%

Net Assets,
End of Period
(in thousands)       $1,431,510   $1,707,366   $2,495,067  $2,296,153   $2,315,507   $2,152,265

(1) Six months ended September 30, 2008 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------
48

Value

Institutional Class
For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
                       2008(1)       2008       2007       2006       2005      2004
PER-SHARE DATA

Net Asset
Value,
Beginning
of Period                $5.79      $7.62      $7.19      $7.32      $7.72     $5.61
                      --------   --------   --------   --------   --------  --------
Income From
Investment
Operations

 Net Investment
 Income
 (Loss)(2)                0.07       0.13       0.13       0.14       0.10      0.10

 Net Realized
 and Unrealized
 Gain (Loss)            (0.41)     (0.91)       0.94       0.57       0.65      2.18
                      --------   --------   --------   --------   --------  --------
 Total From
 Investment
 Operations             (0.34)     (0.78)       1.07       0.71       0.75      2.28
                      --------   --------   --------   --------   --------  --------
Distributions

 From Net
 Investment
 Income                 (0.07)     (0.14)     (0.13)     (0.12)     (0.10)    (0.09)

 From Net
 Realized Gains             --     (0.91)     (0.51)     (0.72)     (1.05)    (0.08)
                      --------   --------   --------   --------   --------  --------
 Total
 Distributions          (0.07)     (1.05)     (0.64)     (0.84)     (1.15)    (0.17)
                      --------   --------   --------   --------   --------  --------
Net Asset
Value, End
of Period                $5.38      $5.79      $7.62      $7.19      $7.32     $7.72
                      ========   ========   ========   ========   ========  ========

TOTAL RETURN(3)        (5.91)%   (11.36)%     15.11%     10.10%     10.30%    40.93%

RATIOS/SUPPLEMENTAL DATA

Ratio of
Operating
Expenses to
Average Net
Assets                0.80%(4)      0.80%      0.79%      0.79%      0.79%     0.80%

Ratio of Net
Investment
Income (Loss)
to Average
Net Assets            2.50%(4)      1.85%      1.78%      1.91%      1.36%     1.46%

Portfolio
Turnover Rate              52%       152%       140%       134%       130%      122%

Net Assets, End
of Period (in
thousands)            $175,918   $307,769   $289,536   $254,778   $251,812  $223,282

(1) Six months ended September 30, 2008 (unaudited).

(2) Computed using the average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------
49

Value

A Class(1)
For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
                       2008(2)       2008       2007       2006       2005      2004
PER-SHARE DATA

Net Asset
Value,
Beginning
of Period                $5.78      $7.61      $7.18      $7.31      $7.72     $5.60
                      --------   --------   --------   --------   --------  --------
Income From
Investment
Operations

 Net
 Investment
 Income
 (Loss)(3)                0.06       0.10       0.10       0.10       0.07      0.07

 Net Realized
 and
 Unrealized
 Gain (Loss)            (0.41)     (0.92)       0.93       0.57       0.64      2.19
                      --------   --------   --------   --------   --------  --------
 Total From
 Investment
 Operations             (0.35)     (0.82)       1.03       0.67       0.71      2.26
                      --------   --------   --------   --------   --------  --------
Distributions

 From Net
 Investment
 Income                 (0.06)     (0.10)     (0.09)     (0.08)     (0.07)    (0.06)

 From Net
 Realized
 Gains                      --     (0.91)     (0.51)     (0.72)     (1.05)    (0.08)
                      --------   --------   --------   --------   --------  --------
 Total
 Distributions          (0.06)     (1.01)     (0.60)     (0.80)     (1.12)    (0.14)
                      --------   --------   --------   --------   --------  --------
Net Asset
Value, End
of Period                $5.37      $5.78      $7.61      $7.18      $7.31     $7.72
                      ========   ========   ========   ========   ========  ========

TOTAL RETURN(4)        (6.13)%   (11.76)%     14.62%      9.61%      9.67%    40.56%

RATIOS/SUPPLEMENTAL DATA

Ratio of
Operating
Expenses to
Average Net
Assets                1.25%(5)      1.25%      1.24%      1.24%      1.24%     1.25%

Ratio of Net
Investment
Income (Loss)
to Average
Net Assets            2.05%(5)      1.40%      1.33%      1.46%      0.91%     1.01%

Portfolio
Turnover Rate              52%       152%       140%       134%       130%      122%

Net Assets, End
of Period (in
thousands)            $149,562   $191,739   $249,265   $214,835   $236,960  $403,212

(1) Prior to September 4, 2007, the A Class was referred to as the Advisor
Class.

(2) Six months ended September 30, 2008 (unaudited).

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences.
The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

See Notes to Financial Statements.

------
50

Value

B Class
For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
                            2008(1)       2008      2007       2006       2005      2004
PER-SHARE DATA

Net Asset Value,
Beginning of Period           $5.78      $7.61     $7.18      $7.31      $7.73     $5.61

                            -------    -------   -------    -------    -------   -------
Income From
Investment
Operations

 Net Investment
 Income (Loss)(2)              0.04       0.05      0.04       0.05       0.01      0.01

 Net Realized
 and Unrealized
 Gain (Loss)                 (0.41)     (0.92)      0.94       0.57       0.65      2.20

                            -------    -------   -------    -------    -------   -------
 Total From
 Investment
 Operations                  (0.37)     (0.87)      0.98       0.62       0.66      2.21

                            -------    -------   -------    -------    -------   -------
Distributions

 From Net
 Investment Income           (0.04)     (0.05)    (0.04)     (0.03)     (0.03)    (0.01)

 From Net
 Realized Gains                  --     (0.91)    (0.51)     (0.72)     (1.05)    (0.08)

                            -------    -------   -------    -------    -------   -------
 Total Distributions         (0.04)     (0.96)    (0.55)     (0.75)     (1.08)    (0.09)

                            -------    -------   -------    -------    -------   -------
Net Asset Value,
End of Period                 $5.37      $5.78     $7.61      $7.18      $7.31     $7.73
                            =======    =======   =======    =======    =======   =======

TOTAL RETURN(3)             (6.48)%   (12.41)%    13.78%      8.81%      8.93%    39.51%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating
Expenses to Average
Net Assets                 2.00%(4)      2.00%     1.99%      1.99%      1.99%     2.00%

Ratio of Net
Investment Income
(Loss) to Average
Net Assets                 1.30%(4)      0.65%     0.58%      0.71%      0.16%     0.26%

Portfolio
Turnover Rate                   52%       152%      140%       134%       130%      122%

Net Assets, End
of Period (in
thousands)                   $4,385     $5,601    $7,740     $7,129     $5,059    $2,656

(1) Six months ended September 30, 2008 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences.
The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------
51

Value

C Class
For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
                          2008(1)       2008     2007      2006      2005       2004
PER-SHARE DATA

Net Asset Value,
Beginning of
Period                      $5.74      $7.56    $7.14     $7.27     $7.70      $5.58
                          -------    -------  -------   -------   -------    -------
Income From
Investment
Operations

 Net Investment
 Income (Loss)(2)            0.04       0.05     0.04      0.05      0.01       0.02

 Net Realized
 and Unrealized
 Gain (Loss)               (0.41)     (0.91)     0.93      0.57      0.64       2.19
                          -------    -------  -------   -------   -------    -------
 Total From
 Investment
 Operations                (0.37)     (0.86)     0.97      0.62      0.65       2.21
                          -------    -------  -------   -------   -------    -------
Distributions

 From Net
 Investment Income         (0.04)     (0.05)   (0.04)    (0.03)    (0.03)     (0.01)

 From Net
 Realized Gains                --     (0.91)   (0.51)    (0.72)    (1.05)     (0.08)
                          -------    -------  -------   -------   -------    -------
 Total
 Distributions             (0.04)     (0.96)   (0.55)    (0.75)    (1.08)     (0.09)
                          -------    -------  -------   -------   -------    -------
Net Asset Value,
End of Period               $5.33      $5.74    $7.56     $7.14     $7.27      $7.70
                          =======    =======  =======   =======   =======    =======

TOTAL RETURN(3)           (6.53)%   (12.36)%   13.71%     8.87%     8.84%     39.73%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating
Expenses to
Average Net Assets       2.00%(4)      2.00%    1.99%     1.99%     1.99%      2.00%

Ratio of Net
Investment Income
(Loss) to Average
Net Assets               1.30%(4)      0.65%    0.58%     0.71%     0.16%      0.26%

Portfolio
Turnover Rate                 52%       152%     140%      134%      130%       122%

Net Assets, End
of Period (in
thousands)                 $8,664    $11,532  $22,274   $19,259   $13,885     $6,613

(1) Six months ended September 30, 2008 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences.
The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------
52

Value

R Class
For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
                                            2008(1)       2008      2007    2006(2)
PER-SHARE DATA

Net Asset Value, Beginning of Period          $5.78      $7.61     $7.18      $7.60
                                            -------    -------   -------    -------
Income From Investment Operations

 Net Investment Income (Loss)(3)               0.05       0.09      0.08       0.06

 Net Realized and Unrealized
 Gain (Loss)                                 (0.41)     (0.92)      0.94       0.29
                                            -------    -------   -------    -------
 Total From Investment Operations            (0.36)     (0.83)      1.02       0.35
                                            -------    -------   -------    -------
Distributions

 From Net Investment Income                  (0.05)     (0.09)    (0.08)     (0.05)

 From Net Realized Gains                         --     (0.91)    (0.51)     (0.72)
                                            -------    -------   -------    -------
 Total Distributions                         (0.05)     (1.00)    (0.59)     (0.77)
                                            -------    -------   -------    -------
Net Asset Value, End of Period                $5.37      $5.78     $7.61      $7.18
                                            =======    =======   =======    =======

TOTAL RETURN(4)                             (6.25)%   (11.98)%    14.34%      4.99%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets                      1.50%(5)      1.50%     1.49%   1.49%(5)

Ratio of Net Investment Income
(Loss) to Average Net Assets               1.80%(5)      1.15%     1.08%   1.17%(5)

Portfolio Turnover Rate                         52%       152%      140%    134%(6)

Net Assets, End of Period
(in thousands)                               $1,996     $1,625      $331        $43

(1) Six months ended September 30, 2008 (unaudited).

(2) July 29, 2005 (commencement of sale) through March 31, 2006.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated
was calculated for the year ended March 31, 2006.

See Notes to Financial Statements.

------
53

Large Company Value

Investor Class
For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
                        2008(1)         2008         2007         2006       2005       2004
PER-SHARE DATA

Net Asset
Value,
Beginning
of Period                 $6.48        $7.55        $6.72        $6.39      $5.89      $4.29
                       --------     --------     --------     --------   --------   --------
Income From
Investment
Operations

 Net
 Investment
 Income
 (Loss)(2)                 0.07         0.14         0.13         0.12       0.12       0.09

 Net Realized
 and
 Unrealized
 Gain (Loss)             (0.88)       (0.85)         0.89         0.47       0.51       1.59
                       --------     --------     --------     --------   --------   --------
 Total From
 Investment
 Operations              (0.81)       (0.71)         1.02         0.59       0.63       1.68
                       --------     --------     --------     --------   --------   --------
Distributions

 From Net
 Investment
 Income                  (0.07)       (0.15)       (0.13)       (0.11)     (0.11)     (0.08)

 From Net
 Realized
 Gains                       --       (0.21)       (0.06)       (0.15)     (0.02)         --
                       --------     --------     --------     --------   --------   --------
 Total
 Distributions           (0.07)       (0.36)       (0.19)       (0.26)     (0.13)     (0.08)
                       --------     --------     --------     --------   --------   --------
Net Asset
Value, End
of Period                 $5.60        $6.48        $7.55        $6.72      $6.39      $5.89
                       ========     ========     ========     ========   ========   ========

TOTAL RETURN(3)        (12.58)%      (9.88)%       15.37%        9.44%     10.73%     39.34%

RATIOS/SUPPLEMENTAL DATA

Ratio of
Operating
Expenses to
Average Net
Assets                 0.83%(4)        0.83%        0.83%        0.84%      0.87%      0.90%

Ratio of Net
Investment
Income (Loss)
to Average
Net Assets             2.26%(4)        1.93%        1.86%        1.75%      1.90%      1.58%

Portfolio
Turnover Rate               14%          18%          12%          16%        18%        14%

Net Assets,
End of Period
(in thousands)       $1,012,538   $1,251,631   $1,498,119   $1,112,858   $659,277   $350,516

(1) Six months ended September 30, 2008 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

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54

Large Company Value

Institutional Class
For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
                      2008(1)       2008      2007       2006       2005       2004
PER-SHARE DATA

Net Asset
Value,
Beginning
of Period               $6.48      $7.55     $6.72      $6.39      $5.89      $4.29
                     --------   --------  --------   --------   --------   --------
Income From
Investment
Operations

 Net
 Investment
 Income
 (Loss)(2)               0.08       0.16      0.15       0.13       0.13       0.10

 Net Realized
 and
 Unrealized
 Gain (Loss)           (0.88)     (0.86)      0.88       0.47       0.51       1.59
                     --------   --------  --------   --------   --------   --------
 Total From
 Investment
 Operations            (0.80)     (0.70)      1.03       0.60       0.64       1.69
                     --------   --------  --------   --------   --------   --------
Distributions

 From Net
 Investment
 Income                (0.08)     (0.16)    (0.14)     (0.12)     (0.12)     (0.09)

 From Net
 Realized
 Gains                     --     (0.21)    (0.06)     (0.15)     (0.02)         --
                     --------   --------  --------   --------   --------   --------
 Total
 Distributions         (0.08)     (0.37)    (0.20)     (0.27)     (0.14)     (0.09)
                     --------   --------  --------   --------   --------   --------
Net Asset
Value, End
of Period               $5.60      $6.48     $7.55      $6.72      $6.39      $5.89
                     ========   ========  ========   ========   ========   ========

TOTAL RETURN(3)      (12.49)%    (9.70)%    15.60%      9.65%     10.94%     39.61%

RATIOS/SUPPLEMENTAL DATA

Ratio of
Operating
Expenses to
Average Net
Assets               0.63%(4)      0.63%     0.63%      0.64%      0.67%      0.70%

Ratio of Net
Investment
Income (Loss)
to Average
Net Assets           2.46%(4)      2.13%     2.06%      1.95%      2.10%      1.78%

Portfolio
Turnover Rate             14%        18%       12%        16%        18%        14%

Net Assets,
End of Period
(in thousands)       $521,413   $540,297  $587,012   $527,109   $438,518   $151,622

(1) Six months ended September 30, 2008 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

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55

Large Company Value

A Class(1)
For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
                      2008(2)       2008       2007      2006       2005        2004
PER-SHARE DATA

Net Asset
Value,
Beginning
of Period               $6.47      $7.55      $6.72     $6.39      $5.89       $4.29
                     --------   --------   --------  --------   --------    --------
Income From
Investment
Operations

 Net
 Investment
 Income
 (Loss)(3)               0.06       0.12       0.12      0.10       0.10        0.07

 Net Realized
 and
 Unrealized
 Gain (Loss)           (0.87)     (0.86)       0.88      0.47       0.51        1.60
                     --------   --------   --------  --------   --------    --------
 Total From
 Investment
 Operations            (0.81)     (0.74)       1.00      0.57       0.61        1.67
                     --------   --------   --------  --------   --------    --------
Distributions

 From Net
 Investment
 Income                (0.06)     (0.13)     (0.11)    (0.09)     (0.09)      (0.07)

 From Net
 Realized
 Gains                     --     (0.21)     (0.06)    (0.15)     (0.02)          --
                     --------   --------   --------  --------   --------    --------
 Total
 Distributions         (0.06)     (0.34)     (0.17)    (0.24)     (0.11)      (0.07)
                     --------   --------   --------  --------   --------    --------
Net Asset
Value, End
of Period               $5.60      $6.47      $7.55     $6.72      $6.39       $5.89
                     ========   ========   ========  ========   ========    ========

TOTAL RETURN(4)      (12.55)%   (10.24)%     15.08%     9.17%     10.45%      38.99%

RATIOS/SUPPLEMENTAL DATA

Ratio of
Operating
Expenses to
Average Net
Assets               1.08%(5)      1.08%      1.08%     1.09%      1.12%       1.15%

Ratio of Net
Investment
Income (Loss)
to Average
Net Assets           2.01%(5)      1.68%      1.61%     1.50%      1.65%       1.33%

Portfolio
Turnover Rate             14%        18%        12%       16%        18%         14%

Net Assets,
End of Period
(in thousands)       $285,699   $373,078   $282,930  $184,601   $104,612     $19,265

(1) Prior to December 3, 2007, the A Class was referred to as the Advisor
Class.

(2) Six months ended September 30, 2008 (unaudited).

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences.
The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

See Notes to Financial Statements.

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56

Large Company Value

B Class
For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
                          2008(1)       2008     2007      2006      2005       2004
PER-SHARE DATA

Net Asset Value,
Beginning of
Period                      $6.49      $7.57    $6.74     $6.41     $5.91      $4.29
                          -------    -------  -------   -------   -------    -------
Income From
Investment
Operations

 Net Investment
 Income (Loss)(2)            0.04       0.07     0.06      0.05      0.05       0.03

 Net Realized
 and Unrealized
 Gain (Loss)               (0.87)     (0.87)     0.89      0.47      0.52       1.62
                          -------    -------  -------   -------   -------    -------
 Total From
 Investment
 Operations                (0.83)     (0.80)     0.95      0.52      0.57       1.65
                          -------    -------  -------   -------   -------    -------
Distributions

 From Net
 Investment Income         (0.04)     (0.07)   (0.06)    (0.04)    (0.05)     (0.03)

 From Net
 Realized Gains                --     (0.21)   (0.06)    (0.15)    (0.02)         --
                          -------    -------  -------   -------   -------    -------
 Total
 Distributions             (0.04)     (0.28)   (0.12)    (0.19)    (0.07)     (0.03)
                          -------    -------  -------   -------   -------    -------
Net Asset Value,
End of Period               $5.62      $6.49    $7.57     $6.74     $6.41      $5.91
                          =======    =======  =======   =======   =======    =======

TOTAL RETURN(3)          (12.84)%   (10.88)%   14.18%     8.33%     9.59%     38.41%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating
Expenses to
Average Net Assets       1.83%(4)      1.83%    1.83%     1.84%     1.87%      1.90%

Ratio of Net
Investment Income
(Loss) to Average
Net Assets               1.26%(4)      0.93%    0.86%     0.75%     0.90%      0.58%

Portfolio
Turnover Rate                 14%        18%      12%       16%       18%        14%

Net Assets, End
of Period (in
thousands)                 $9,569    $12,965  $17,374   $15,954   $13,009     $5,642

(1) Six months ended September 30, 2008 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences.
The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------
57

Large Company Value

C Class
For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
                         2008(1)       2008     2007      2006      2005      2004
PER-SHARE DATA

Net Asset Value,
Beginning of
Period                     $6.47      $7.55    $6.72     $6.39     $5.89     $4.28
                         -------    -------  -------   -------   -------   -------
Income From
Investment
Operations

 Net Investment
 Income (Loss)(2)           0.04       0.07     0.06      0.05      0.05      0.03

 Net Realized
 and Unrealized
 Gain (Loss)              (0.87)     (0.87)     0.89      0.47      0.52      1.61
                         -------    -------  -------   -------   -------   -------
 Total From
 Investment
 Operations               (0.83)     (0.80)     0.95      0.52      0.57      1.64
                         -------    -------  -------   -------   -------   -------
Distributions

 From Net
 Investment
 Income                   (0.04)     (0.07)   (0.06)    (0.04)    (0.05)    (0.03)

 From Net
 Realized Gains               --     (0.21)   (0.06)    (0.15)    (0.02)        --
                         -------    -------  -------   -------   -------   -------
 Total
 Distributions            (0.04)     (0.28)   (0.12)    (0.19)    (0.07)    (0.03)
                         -------    -------  -------   -------   -------   -------
Net Asset Value,
End of Period              $5.60      $6.47    $7.55     $6.72     $6.39     $5.89
                         =======    =======  =======   =======   =======   =======

TOTAL RETURN(3)         (12.88)%   (10.91)%   14.22%     8.35%     9.62%    38.27%

RATIOS/SUPPLEMENTAL DATA

Ratio of
Operating
Expenses to
Average Net
Assets                  1.83%(4)      1.83%    1.83%     1.84%     1.87%     1.90%

Ratio of Net
Investment Income
(Loss) to Average
Net Assets              1.26%(4)      0.93%    0.86%     0.75%     0.90%     0.58%

Portfolio
Turnover Rate                14%        18%      12%       16%       18%       14%

Net Assets, End
of Period (in
thousands)               $34,317    $51,775  $71,792   $61,682   $40,789   $11,030

(1) Six months ended September 30, 2008 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences.
The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

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58

Large Company Value

R Class
For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
                       2008(1)      2008      2007      2006       2005    2004(2)
PER-SHARE DATA

Net Asset
Value,
Beginning
of Period                $6.48     $7.56     $6.72     $6.39      $5.89      $5.18
                       -------   -------   -------   -------    -------    -------
Income From
Investment
Operations

 Net Investment
 Income
 (Loss)(3)                0.06      0.11      0.10      0.09       0.09       0.03

 Net Realized
 and Unrealized
 Gain (Loss)            (0.89)    (0.87)      0.89      0.47       0.51       0.72
                       -------   -------   -------   -------    -------    -------
 Total From
 Investment
 Operations             (0.83)    (0.76)      0.99      0.56       0.60       0.75
                       -------   -------   -------   -------    -------    -------
Distributions

 From Net
 Investment
 Income                 (0.05)    (0.11)    (0.09)    (0.08)     (0.08)     (0.04)

 From Net
 Realized Gains             --    (0.21)    (0.06)    (0.15)     (0.02)         --
                       -------   -------   -------   -------    -------    -------
 Total
 Distributions          (0.05)    (0.32)    (0.15)    (0.23)     (0.10)     (0.04)
                       -------   -------   -------   -------    -------    -------
Net Asset
Value, End
 of Period               $5.60     $6.48     $7.56     $6.72      $6.39      $5.89
                       =======   =======   =======   =======    =======    =======

TOTAL RETURN(4)       (12.80)%  (10.45)%    14.95%     8.90%     10.17%     14.63%

RATIOS/SUPPLEMENTAL DATA

Ratio of
Operating
Expenses to
Average Net
Assets                1.33%(5)     1.33%     1.33%     1.34%   1.33%(6)   1.40%(5)

Ratio of Net
Investment
Income (Loss)
to Average
Net Assets            1.76%(5)     1.43%     1.36%     1.25%   1.44%(6)   0.77%(5)

Portfolio
Turnover Rate              14%       18%       12%       16%        18%     14%(7)

Net Assets, End
of Period (in
thousands)             $14,848   $16,675   $17,765   $10,984     $2,143       $168

(1) Six months ended September 30, 2008 (unaudited).

(2) August 29, 2003 (commencement of sale) through March 31, 2004.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) During the year ended March 31, 2005, the class received a partial reimbursement of its distribution and service fee. Had fees not been reimbursed, the ratio of operating expenses to average net assets and ratio of net investment income (loss) to average net assets would have been 1.37% and
1.40%, respectively.

(7) Portfolio turnover is calculated at the fund level. Percentage indicated
was calculated for the year ended March 31, 2004.

See Notes to Financial Statements.

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59

APPROVAL OF MANAGEMENT AGREEMENTS
Equity Income, Value and Large Company Value

Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated and approved by a majority of a fund's independent directors or trustees (the "Directors") each year. At American Century, this process is referred to as the "15(c) Process."
As a part of this process, the board reviews fund performance, shareholder services, audit and compliance information, and a variety of other reports from the advisor concerning fund operations. In addition to this annual review, the board of directors oversees and evaluates on a continuous basis at its quarterly meetings the nature and quality of significant services performed by the advisor, fund performance, audit and compliance information, and a variety of other reports relating to fund operations. The board, or committees of the board, also holds special meetings as needed.

Under a Securities and Exchange Commission rule, each fund is required to disclose in its annual or semiannual report, as appropriate, the material factors and conclusions that formed the basis for the board's approval or renewal of any advisory agreements within the fund's most recently completed fiscal half-year period.

ANNUAL CONTRACT REVIEW PROCESS

As part of the annual 15(c) Process undertaken during the most recent fiscal half-year period, the Directors reviewed extensive data and information compiled by the advisor and certain independent providers of evaluative data
(the "15(c) Providers") concerning Equity Income, Value and Large Company
Value (the "funds") and the services provided to the funds under the management agreement. The information considered and the discussions held at the meetings included, but were not limited to:

* the nature, extent and quality of investment management, shareholder services and other services provided to the funds;

* reports on the wide range of programs and services the advisor provides to the funds and its shareholders on a routine and non-routine basis;

* information about the compliance policies, procedures, and regulatory experience of the advisor;

* data comparing the cost of owning the funds to the cost of owning similar funds;

* data comparing the funds' performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

* financial data showing the profitability of the funds to the advisor and the overall profitability of the advisor; and

* data comparing services provided and charges to other investment management clients of the advisor.

In keeping with its practice, the funds' board of directors held two in-person meetings and one telephonic meeting to review and discuss the information provided. The board also had the benefit of the advice of its independent counsel throughout the period.

FACTORS CONSIDERED

The Directors considered all of the information provided by the advisor, the
15(c) Providers, and the board's independent counsel, and evaluated such information for each fund for which the board has responsibility. In connection with their review of

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60

the fund, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement under the terms ultimately determined by the board to be appropriate, the Directors' decision was based on the following factors.

NATURE, EXTENT AND QUALITY OF SERVICES--GENERALLY. Under the management agreement, the advisor is responsible for providing or arranging for all services necessary for the operation of the funds. The board noted that under the management agreement, the advisor provides or arranges at its own expense a wide variety of services including:

* fund construction and design

* portfolio security selection

* initial capitalization/funding

* securities trading

* custody of fund assets

* daily valuation of the funds' portfolio

* shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping and communications

* legal services

* regulatory and portfolio compliance

* financial reporting

* marketing and distribution

The Directors noted that many of the services provided by the advisor have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry and the changing regulatory environment. In performing their evaluation, the Directors considered information received in connection with the annual review, as well as information provided on an ongoing basis at their regularly scheduled board and committee meetings.

INVESTMENT MANAGEMENT SERVICES. The nature of the investment management services provided to the funds is quite complex and allows fund shareholders access to professional money management, instant diversification of their investments and liquidity. In evaluating investment performance, the board expects the advisor to manage the funds in accordance with its investment objectives and approved strategies. In providing these services, the advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. At each quarterly meeting the Directors review investment performance information for the funds, together with comparative information for appropriate benchmarks and peer groups of funds managed similarly to the funds. The Directors also review detailed performance information during the
15(c) Process comparing the funds' performance with that of similar funds not managed by the

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61

advisor. If performance concerns are identified, the Directors discuss with the advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The funds'
quarter end performance fell below the median for their peer groups for both the one- and three-year periods during the past year. The board discussed the funds' performance with the advisor and was satisfied with the efforts being undertaken by the advisor. The board will continue to monitor these efforts and the performance of the funds. More detailed information about the funds'
performance can be found in the PERFORMANCE and PORTFOLIO COMMENTARY sections of this report.

SHAREHOLDER AND OTHER SERVICES. The advisor provides the funds with a comprehensive package of transfer agency, shareholder, and other services. The
Directors review reports and evaluations of such services at their regular quarterly meetings, including the annual meeting concerning contract review, and reports to the board. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the advisor.

COSTS OF SERVICES PROVIDED AND PROFITABILITY. The advisor provides detailed information concerning its cost of providing various services to the funds, its profitability in managing the funds, its overall profitability, and its financial condition. The Directors have reviewed with the advisor the methodology used to prepare this financial information. This financial information regarding the advisor is considered in order to evaluate the advisor's financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The board concluded that the advisor's profits were reasonable in light of the services provided to the funds.

ETHICS. The Directors generally consider the advisor's commitment to providing quality services to shareholders and to conducting its business ethically.
They noted that the advisor's practices generally meet or exceed industry best practices.

ECONOMIES OF SCALE. The Directors review reports provided by the advisor on economies of scale for the complex as a whole and the year-over-year changes in revenue, costs, and profitability. The Directors concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. This analysis is also complicated by the additional services and content provided by the advisor and its reinvestment in its ability to provide and expand those services. Accordingly, the Directors also seek to evaluate economies of scale by reviewing other information, such as year-over-year profitability of the advisor generally, the profitability of its management of the funds specifically, the expenses incurred by the advisor in providing various functions to the funds, and the fees of competitive funds not managed by the advisor. The Directors believe the advisor is appropriately sharing economies of scale through its competitive fee structure, fee breakpoints as the funds increase in size, and through reinvestment in its business to provide shareholders additional content and services.

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62

COMPARISON TO OTHER FUNDS' FEES. The funds pay the advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the funds, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the funds' independent directors (including their independent legal counsel).
Under the unified fee structure, the advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The board believes the unified fee structure is a benefit to fund shareholders because it clearly discloses to shareholders the cost of owning fund shares, and, since the unified fee cannot be increased without a vote of fund shareholders, it shifts to the advisor the risk of increased costs of operating the funds and provides a direct incentive to minimize administrative inefficiencies. Part of the
Directors' analysis of fee levels involves reviewing certain evaluative data compiled by a 15(c) Provider comparing the funds' unified fee to the total expense ratio of other funds in the funds' peer groups. The unified fee charged to shareholders of each of the funds was below the median of the total expense ratios of their respective peer groups. The board concluded that the management fee paid by the funds to the advisor was reasonable in light of the services provided to the funds.

COMPARISON TO FEES AND SERVICES PROVIDED TO OTHER CLIENTS OF THE ADVISOR. The
Directors also requested and received information from the advisor concerning the nature of the services, fees, and profitability of its advisory services to advisory clients other than the funds. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the funds. The
Directors analyzed this information and concluded that the fees charged and services provided to the funds were reasonable by comparison.

COLLATERAL BENEFITS DERIVED BY THE ADVISOR. The Directors reviewed information from the advisor concerning collateral benefits it receives as a result of its relationship with the funds. They concluded that the advisor's primary business is managing mutual funds and it generally does not use the fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The
Directors noted that the advisor receives proprietary research from broker-dealers that execute fund portfolio transactions and concluded that this research is likely to benefit fund shareholders. The Directors also determined that the advisor is able to provide investment management services to certain clients other than the funds, at least in part, due to its existing infrastructure built to serve the fund complex. The Directors concluded, however, that the assets of those other clients are not material to the analysis and, in any event, are included with the assets of the funds to determine breakpoints in the funds' fee schedule, provided they are managed using the same investment team and strategy.

CONCLUSIONS OF THE DIRECTORS

As a result of this process, the board, including all of the independent directors, in the absence of particular circumstances and assisted by the advice of legal counsel that is independent of the advisor, taking into account all of the factors discussed above and the information provided by the advisor concluded that the investment management agreement between the funds and the advisor is fair and reasonable in light of the services provided and should be renewed.

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63

ADDITIONAL INFORMATION

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain
403(b), 457 and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the funds' investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments' website at americancentury.com and on the
Securities and Exchange Commission's website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the
"About Us" page at americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The funds file their complete schedule of portfolio holdings with the
Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The funds' Forms N-Q are available on the SEC's website at sec.gov, and may be reviewed and copied at the SEC's Public
Reference Room in Washington, DC. Information on the operation of the Public
Reference Room may be obtained by calling 1-800-SEC-0330. The funds also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on their website at americancentury.com and, upon request, by calling 1-800-345-2021.

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64

INDEX DEFINITIONS

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The LIPPER EQUITY INCOME FUNDS INDEX is an equally-weighted index of, typically, the 30 largest equity income mutual funds that purchase securities of companies of all market capitalizations.

The LIPPER MULTI-CAP VALUE FUNDS INDEX is an equally-weighted index of, typically, the 30 largest mutual funds that use a value investment strategy to purchase securities of companies of all market capitalizations.

The RUSSELL 1000® INDEX is a market-capitalization weighted, large-cap index created by Frank Russell Company to measure the performance of the 1,000 largest publicly traded U.S. companies, based on total market capitalization.

The RUSSELL 1000® GROWTH INDEX measures the performance of those Russell 1000
Index companies (the 1,000 largest publicly traded U.S. companies, based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values.

The RUSSELL 1000® VALUE INDEX measures the performance of those Russell 1000
Index companies (the 1,000 largest publicly traded U.S. companies, based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values.

The RUSSELL 2000® INDEX is a market-capitalization weighted index created by
Frank Russell Company to measure the performance of the 2,000 smallest of the
3,000 largest publicly traded U.S. companies, based on total market capitalization.

The RUSSELL 2000® GROWTH INDEX measures the performance of those Russell 2000
Index companies (the 2,000 smallest of the 3,000 largest publicly traded U.S.
companies, based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values.

The RUSSELL 2000® VALUE INDEX measures the performance of those Russell 2000
Index companies (the 2,000 smallest of the 3,000 largest publicly traded U.S.
companies, based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values.

The RUSSELL 3000® VALUE INDEX measures the performance of those Russell 3000
Index companies (the 3,000 largest U.S. companies based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values.

The RUSSELL MIDCAP® INDEX measures the performance of the 800 smallest of the
1,000 largest publicly traded U.S. companies, based on total market capitalization.

The RUSSELL MIDCAP® GROWTH INDEX measures the performance of those Russell
Midcap Index companies (the 800 smallest of the 1,000 largest publicly traded
U.S. companies, based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values.

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65

The RUSSELL MIDCAP® VALUE INDEX measures the performance of those Russell
Midcap Index companies (the 800 smallest of the 1,000 largest publicly traded
U.S. companies, based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values.

The S&P 500 INDEX is a market value-weighted index of the stocks of 500 publicly traded U.S. companies chosen for market size, liquidity, and industry group representation that are considered to be leading firms in dominant industries. Each stock's weight in the index is proportionate to its market value. Created by Standard & Poor's, it is considered to be a broad measure of
U.S. stock market performance.

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66

NOTES

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67

NOTES

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68

[back cover]

[american century investments logo and text logo ®]

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE . . . . . . . . . . . . . . . .       1-800-345-8765

INVESTOR SERVICES REPRESENTATIVE . . . . . . . . . . . . .       1-800-345-2021 or
                                                                 816-531-5575

INVESTORS USING ADVISORS . . . . . . . . . . . . . . . . .       1-800-378-9878

BUSINESS, NOT-FOR-PROFIT, EMPLOYER-SPONSORED
RETIREMENT PLANS . . . . . . . . . . . . . . . . . . . . .       1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL PROFESSIONALS, INSURANCE COMPANIES . . . . . . .       1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF . . . . . . . . . .       1-800-634-4113

AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.

INVESTMENT ADVISOR:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

American Century Investments
P.O. Box 419200
Kansas City, MO 64141-6200

PRSRT STD
U.S. POSTAGE PAID
AMERICAN CENTURY
COMPANIES

American Century Investment Services, Inc., Distributor

©2008 American Century Proprietary Holdings, Inc. All rights reserved.

0811
CL-SAN-61618S

[front cover]

SEMIANNUAL REPORT
SEPTEMBER 30, 2008

[american century investments logo and text logo ®]

AMERICAN CENTURY INVESTMENTS

EQUITY INDEX FUND

PRESIDENT'S LETTER

JONATHAN THOMAS

[photo of Jonathan Thomas]

Dear Investor:

Thank you for taking time to review the following discussions, from our experienced portfolio management team, of the fund reporting period ended
September 30, 2008. It was a time of enormous upheaval and change. We understand and appreciate the challenges you have faced during this historic period, and share your concerns about the economy, the markets, and fund holdings. To help address these issues, I'd like to provide my perspective on how we have managed--and continue to manage--your investments in these uncertain times.

As a company, American Century Investments® is well positioned to deal with market turmoil. We are financially strong and privately held, which allows us to align our resources with your long-term investment interests. In addition, our actively managed, team-based approach allows our portfolio teams to identify attractive investment opportunities regardless of market conditions.

Our seasoned investment professionals have substantial experience and have successfully navigated previous market crises. These portfolio managers and analysts continue to use a team approach and follow disciplined investment processes designed to produce the best possible long-term results for you. For example, our equity investment teams are working closely with our fixed income group to monitor and assess credit crisis developments. The fixed income team anticipated dislocation in the credit markets and--through its disciplined processes and teamwork--helped reduce our exposure to investments that suffered substantial losses.

How soon a sustainable recovery will occur is uncertain. But I am certain of this: Since 1958, we've demonstrated a consistent ability to execute solid, long-term investment strategies and the discipline to remain focused during times of volatility or shifts in the markets. We've stayed true to our principles, especially our belief that your success is the ultimate measure of our success.

Thank you for your continued confidence in us.

Sincerely,

/s/Jonathan Thomas

Jonathan S. Thomas
President and Chief Executive Officer
American Century Investments

     Market Perspective. . . . . . . . . . . . . . . . . . . . . . . . . .      2
      U.S. Stock Index Returns . . . . . . . . . . . . . . . . . . . . . .      2

EQUITY INDEX

FINANCIAL STATEMENTS

OTHER INFORMATION

The opinions expressed in the Market Perspective and the Portfolio Commentary
reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century Investments or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments'
knowledge, such information is accurate at the time of printing.

MARKET PERSPECTIVE

[photo of Chief Investment Officer]

By Enrique Chang, Chief Investment Officer, American Century Investments

AN OLD-FASHIONED FINANCIAL CRISIS

The six months ended September 30, 2008, represented a tumultuous period for the U.S. equity market. Continued deterioration in the credit environment and a deepening liquidity crisis--ignited by last year's mortgage-market meltdown--led to an increasingly urgent need for capital at many major financial companies. By September, the crisis reached a tipping point as a number of major financial institutions filed for bankruptcy, sold out to competitors to avoid insolvency, or were taken over by the federal government.

The financial crisis had a detrimental impact on an already weak U.S. economy.
Steady job losses pushed the unemployment rate up to a five-year high, consumer spending began to decline, and mortgage foreclosures and delinquencies rose markedly. In addition, as the crisis spread around the world, the likelihood of diminishing global economic activity increased. On the positive side, the slowing economic environment brought the prices of energy and other commodities down sharply from record highs reached during the summer.

The troubling financial and economic news led to an unprecedented level of stock market turbulence. Day-to-day volatility increased dramatically as investor confidence faltered, producing a market storm that has not been seen since the 1930s. As the accompanying table shows, stocks were mostly down across the board for the six-month period, though small-cap shares held up considerably better than their mid- and large-cap peers.

INTERVENTION AND RESILIENCY

As business and economic conditions worsened, intervention increased. The U.S.
government and the Federal Reserve have provided extraordinary levels of fiscal and monetary assistance, and other central banks and governments are likely to contribute additional stimulus in the months ahead.

Furthermore, downturns play the sometimes necessary role of correcting past market misbehavior and eliminating excesses and inefficiencies. The current downturn was years in the making, so it may take some time before we are firmly on the road to recovery. However, we remain confident in the stock market's long-term resiliency.

U.S. Stock Index Returns
For the six months ended September 30, 2008*
RUSSELL 1000 INDEX (LARGE-CAP)           -11.06%
Russell 1000 Value Index                 -11.10%
Russell 1000 Growth Index                -11.23%
RUSSELL MIDCAP INDEX                     -10.58%
Russell Midcap Value Index                -7.46%
Russell Midcap Growth Index              -13.93%
RUSSELL 2000 INDEX (SMALL-CAP)            -0.54%
Russell 2000 Value Index                   1.24%
Russell 2000 Growth Index                 -2.83%

* Total returns for periods less than one year are not annualized.

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2

PERFORMANCE
Equity Index

Total Returns as of September 30, 2008
                                                Average Annual Returns
                                                             Since       Inception
                        6 months(1)    1 year   5 years    Inception        Date

INVESTOR CLASS            -11.03%     -22.28%    4.68%       0.56%        2/26/99

S&P 500 INDEX(2)          -10.87%     -21.98%    5.17%      1.04%(3)         --

Institutional Class       -10.95%     -22.25%    4.89%       0.76%        2/26/99

(1) Total returns for periods less than one year are not annualized.

(2) Data provided by Lipper Inc. -- A Reuters Company. ©2008 Reuters. All
rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

  The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
Although carefully verified, data on compilations is not guaranteed by Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

(3) Since 2/28/99, the date nearest the Investor Class's inception for which data are available.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
3

Equity Index

Growth of $10,000 Over Life of Class

$10,000 investment made February 26, 1999

One-Year Returns Over Life of Class
Periods ended September 30
             1999*    2000      2001      2002      2003    2004     2005     2006     2007      2008

Investor
Class        4.02%   12.54%   -26.89%    -20.61%   23.56%  13.14%   11.87%   10.17%   16.01%   -22.28%

S&P 500
Index        4.38%   13.28%   -26.62%    -20.49%   24.40%  13.87%   12.25%   10.79%   16.44%   -21.98%

* From 2/26/99, the Investor Class's inception date. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
4

PORTFOLIO COMMENTARY
Equity Index

Subadvisor: Northern Trust Investments, N.A.

PERFORMANCE SUMMARY

Equity Index returned -11.03%* for the six months ended September 30, 2008, compared with the -10.87% return of its benchmark, the S&P 500 Index. The portfolio's results reflected operating expenses, whereas the index return did not.

The portfolio's double-digit decline for the six-month period resulted from the turbulence in the U.S. stock market brought on by the worsening credit and liquidity crisis. Every sector in the S&P 500 declined during the period, with financials and commodity-related stocks taking the worst of it.

FINANCIALS IN DISTRESS

The credit crunch weighed heavily on the financials sector, which had the biggest negative impact on portfolio performance for the six months. Five of the portfolio's ten worst individual contributors to performance came from the financials sector, led by insurance firm American International Group (AIG).
AIG plunged late in the period after the company agreed to an $85 billion bailout by the federal government that could cost the insurer its independence.

Other casualties among the portfolio's financials holdings included mortgage lenders Fannie Mae and Freddie Mac, which were nationalized by the federal government; brokerage firm Lehman Brothers, which filed for bankruptcy; and
banks Wachovia and Washington Mutual, both of which agreed to be acquired by competitors under pressure from regulators.

On the positive side, however, the top two contributors to portfolio performance were also financial stocks--commercial bank Wells Fargo and investment bank JPMorgan Chase. Both companies were better-capitalized than many of their peers, and as a result they were able to acquire other downtrodden financial companies at fire-sale prices.

COMMODITY SECTORS SLUMPED

The slowing economy and a sharp decline in commodity prices put downward pressure on the industrials and materials sectors. Machinery manufacturers and industrial conglomerates detracted the most in the industrials sector. General
Electric was the weakest contributor, falling as troubles at its finance unit weighed on the company's earnings. Agricultural machinery maker Deere also declined as the weaker economic environment led to reduced demand for its products.

Top Ten Holdings as of September 30, 2008
                                   % of net assets as of    % of net assets as of
                                          9/30/08                  3/31/08
Exxon Mobil Corp.                           3.9%                    3.9%
General Electric Co.                        2.4%                    3.2%
Procter & Gamble Co. (The)                  2.0%                    1.9%
Microsoft Corp.                             2.0%                    1.9%
Johnson & Johnson                           1.9%                    1.6%
JPMorgan Chase & Co.                        1.7%                    1.2%
Chevron Corp.                               1.6%                    1.5%
AT&T Inc.                                   1.6%                    2.0%
Bank of America Corp.                       1.5%                    1.4%
International Business Machines
Corp.                                       1.5%                    1.4%

* All fund returns referenced in this commentary are for Investor Class shares. Total returns for periods less than one year are not annualized.

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5

Equity Index

In the materials sector, metals and mining companies and chemicals producers were responsible for much of the overall decline. Metals producer Freeport
McMoRan Copper & Gold and agricultural chemicals producer Monsanto were the biggest individual detractors.

Energy stocks were also hit by the decline in commodity prices, though to a lesser extent. Oil prices peaked at record highs in July and then fell back in the ensuing months. Notable decliners included energy producer Exxon Mobil and oil services provider Schlumberger.

CONSUMER STAPLES AND HEALTH CARE HELD UP BEST

The portfolio's consumer staples and health care holdings were the best performers, producing largely flat returns for the six-month period. Companies in these sectors tend to perform well in slower economic conditions because their products and services are always in demand regardless of the economic environment.

Discount retailer Wal-Mart was the top contributor in the consumer staples sector, benefiting from a consumer shift toward shopping at discount stores.
Beverage maker Anheuser-Busch was another positive contributor, advancing after the company agreed to be acquired by international beverage giant InBev.

In the health care sector, biotechnology stocks were the best performers. The top contributor in this sector was biotech company Amgen, which rallied as its new osteoporosis medication, denosumab, achieved success in clinical trials.
Johnson & Johnson also performed well as strength in its consumer products and medical devices units helped offset weakness in its pharmaceutical business.

OUTLOOK

Volatility and uncertainty are likely to remain the watchwords in the stock market as we move through the last few months of 2008. The market faces a probable recession, depressed corporate earnings, and the continued unwinding of the credit crunch. However, the market's sell-off over the past year has wrung out much of the speculative excess, and the federal government's recent efforts to provide systemic stability should establish the groundwork for an eventual recovery.

Top Five Industries as of September 30, 2008
                                 % of net assets as of     % of net assets as of
                                        9/30/08                   3/31/08
Oil, Gas & Consumable Fuels              10.4%                     10.4%
Pharmaceuticals                           6.5%                      6.1%
Diversified Financial Services            4.9%                      4.3%
Software                                  3.7%                      3.3%
Industrial Conglomerates                  3.1%                      4.0%

Types of Investments in Portfolio
                                 % of net assets as of     % of net assets as of
                                        9/30/08                   3/31/08
Common Stocks and Futures                100.2%                    100.9%
Other Assets and
Liabilities(1)                           (0.2)%                    (0.9)%

(1) Includes securities lending collateral and other assets and liabilities.

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6

SHAREHOLDER FEE EXAMPLE (UNAUDITED)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2008 to September 30, 2008.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or
Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than
$10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all PERSONAL ACCOUNTS (including American Century
Investments Brokerage accounts) registered under your Social Security number.
PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs
(including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and
certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

------
7

                     Beginning
                      Account         Ending       Expenses Paid
                       Value      Account Value    During Period*     Annualized
                       4/1/08        9/30/08      4/1/08 - 9/30/08  Expense Ratio*
ACTUAL

Investor Class         $1,000        $889.70           $2.32            0.49%

Institutional
Class                  $1,000        $890.50           $1.37            0.29%

HYPOTHETICAL

Investor Class         $1,000       $1,022.61          $2.48            0.49%

Institutional
Class                  $1,000       $1,023.61          $1.47            0.29%

* Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

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8

SCHEDULE OF INVESTMENTS
Equity Index

SEPTEMBER 30, 2008 (UNAUDITED)

Shares                                                               Value

Common Stocks -- 97.5%

AEROSPACE & DEFENSE -- 2.6%
    33,663  Boeing Co.                                         $ 1,930,573
    18,077  General Dynamics Corp.                               1,330,829
     5,671  Goodrich Corp.                                         235,914
    33,944  Honeywell International Inc.                         1,410,373
     5,553  L-3 Communications Holdings, Inc.                      545,971
    15,158  Lockheed Martin Corp.                                1,662,378
    15,371  Northrop Grumman Corp.                                 930,560
     6,372  Precision Castparts Corp.                              501,986
    18,917  Raytheon Co.                                         1,012,249
     7,266  Rockwell Collins, Inc.                                 349,422
    43,923  United Technologies Corp.                            2,638,015
                                                              ------------
                                                                12,548,270
                                                              ------------
AIR FREIGHT & LOGISTICS -- 1.0%
     7,772  C.H. Robinson Worldwide Inc.                           396,061
     9,700  Expeditors International of Washington, Inc.           337,948
    14,169  FedEx Corp.                                          1,119,918
    45,923  United Parcel Service, Inc. Cl B                     2,888,097
                                                              ------------
                                                                 4,742,024
                                                              ------------
AIRLINES -- 0.1%
    33,429  Southwest Airlines Co.                                 485,055
                                                              ------------
AUTO COMPONENTS -- 0.2%
    10,998  Goodyear Tire & Rubber Co. (The)(1)                    168,379
    27,031  Johnson Controls, Inc.                                 819,851
                                                              ------------
                                                                   988,230
                                                              ------------
AUTOMOBILES -- 0.2%
   102,928  Ford Motor Co.(1)                                      535,225
    25,723  General Motors Corp.                                   243,082
    10,725  Harley-Davidson, Inc.                                  400,043
                                                              ------------
                                                                 1,178,350
                                                              ------------
BEVERAGES -- 2.8%
    32,741  Anheuser-Busch Companies, Inc.                       2,124,236
     3,541  Brown-Forman Corp. Cl B                                254,279
    90,514  Coca-Cola Co. (The)                                  4,786,380
    14,458  Coca-Cola Enterprises Inc.                             242,461
     8,809  Constellation Brands Inc. Cl A(1)                      189,041
     6,834  Molson Coors Brewing Co., Cl B                         319,490
     6,184  Pepsi Bottling Group Inc.                              180,387
    71,282  PepsiCo, Inc.                                        5,080,268
                                                              ------------
                                                                13,176,542
                                                              ------------

Shares                                                               Value

BIOTECHNOLOGY -- 1.6%
    48,218  Amgen Inc.(1)                                      $ 2,857,881
    13,192  Biogen Idec Inc.(1)                                    663,426
    20,670  Celgene Corp.(1)                                     1,307,998
    12,251  Genzyme Corp.(1)                                       990,983
    41,845  Gilead Sciences, Inc.(1)                             1,907,295
                                                              ------------
                                                                 7,727,583
                                                              ------------
BUILDING PRODUCTS -- 0.1%
    16,390  Masco Corp.                                            294,037
                                                              ------------
CAPITAL MARKETS -- 2.8%
     9,405  American Capital, Ltd.                                 239,922
     9,830  Ameriprise Financial Inc.                              375,506
    52,191  Bank of New York Mellon Corp. (The)                  1,700,383
    42,519  Charles Schwab Corp. (The)                           1,105,494
    24,446  E*TRADE Financial Corp.(1)                              68,449
     3,990  Federated Investors Inc. Cl B                          115,032
     6,958  Franklin Resources, Inc.                               613,209
    19,770  Goldman Sachs Group, Inc. (The)                      2,530,559
    17,600  Invesco Ltd.                                           369,248
     7,317  Janus Capital Group Inc.                               177,657
     6,482  Legg Mason, Inc.                                       246,705
    69,774  Merrill Lynch & Co., Inc.                            1,765,281
    50,511  Morgan Stanley                                       1,161,753
    12,683  Northern Trust Corp.                                   915,713
    19,655  State Street Corp.                                   1,117,976
    11,773  T. Rowe Price Group Inc.                               632,328
                                                              ------------
                                                                13,135,215
                                                              ------------
CHEMICALS -- 2.0%
     9,630  Air Products & Chemicals, Inc.                         659,559
     2,595  Ashland Inc.                                            75,878
     2,600  CF Industries Holdings, Inc.                           237,796
    42,107  Dow Chemical Co. (The)                               1,338,160
    41,028  du Pont (E.I.) de Nemours & Co.                      1,653,428
     3,469  Eastman Chemical Co.                                   189,928
     8,002  Ecolab Inc.                                            388,257
     5,110  Hercules Inc.                                          101,127
     3,547  International Flavors & Fragrances Inc.                139,965
    25,036  Monsanto Co.                                         2,478,063
     7,411  PPG Industries, Inc.                                   432,210
    14,346  Praxair, Inc.                                        1,029,182
     5,652  Rohm & Haas Co.                                        395,640
     5,765  Sigma-Aldrich Corp.                                    302,201
                                                              ------------
                                                                 9,421,394
                                                              ------------

------
9

Equity Index

Shares                                                               Value

COMMERCIAL BANKS -- 2.9%
    24,959  BB&T Corp.                                           $ 943,450
     6,848  Comerica Inc.                                          224,546
    26,263  Fifth Third Bancorp                                    312,530
     9,188  First Horizon National Corp.                            87,286
    16,694  Huntington Bancshares Inc.                             133,385
    22,466  KeyCorp                                                268,244
     3,497  M&T Bank Corp.                                         312,107
    11,848  Marshall & Ilsley Corp.                                238,737
    34,629  National City Corp.                                     60,601
    15,755  PNC Financial Services Group, Inc.                   1,176,899
    31,606  Regions Financial Corp.                                303,418
    16,097  SunTrust Banks, Inc.                                   724,204
    79,315  U.S. Bancorp                                         2,856,926
    98,270  Wachovia Corp.                                         343,945
   150,653  Wells Fargo & Co.                                    5,654,006
     5,251  Zions Bancorp.                                         203,214
                                                              ------------
                                                                13,843,498
                                                              ------------
COMMERCIAL SERVICES & SUPPLIES -- 0.4%
    15,393  Allied Waste Industries Inc.(1)                        171,016
     4,873  Avery Dennison Corp.                                   216,751
     6,049  Cintas Corp.                                           173,667
     9,473  Pitney Bowes, Inc.                                     315,072
     9,510  R.R. Donnelley & Sons Co.                              233,280
    22,336  Waste Management, Inc.                                 703,361
                                                              ------------
                                                                 1,813,147
                                                              ------------
COMMUNICATIONS EQUIPMENT -- 2.6%
     4,113  Ciena Corp.(1)                                          41,459
   268,863  Cisco Systems Inc.(1)                                6,065,549
    71,861  Corning Inc.                                         1,123,906
     6,100  Harris Corp.                                           281,820
     9,749  JDS Uniphase Corp.(1)                                   82,477
    24,768  Juniper Networks, Inc.(1)                              521,862
   103,156  Motorola, Inc.                                         736,534
    74,726  QUALCOMM Inc.                                        3,210,976
    18,153  Tellabs, Inc.(1)                                        73,701
                                                              ------------
                                                                12,138,284
                                                              ------------
COMPUTERS & PERIPHERALS -- 2.8%
    40,304  Apple Inc.(1)(2)                                     4,580,953
    79,398  Dell Inc.(1)                                         1,308,479
    94,262  EMC Corp.(1)                                         1,127,374
   111,546  Hewlett-Packard Co.                                  5,157,886
     4,003  Lexmark International, Inc. Cl A(1)                    130,378
    14,957  NetApp, Inc.(1)                                        272,666
     6,001  QLogic Corp.(1)                                         92,175
    10,263  SanDisk Corp.(1)                                       200,642

Shares                                                               Value

    34,321  Sun Microsystems, Inc.(1)                            $ 260,840
     8,076  Teradata Corp.(1)                                      157,482
                                                              ------------
                                                                13,288,875
                                                              ------------
CONSTRUCTION & ENGINEERING -- 0.2%
     8,192  Fluor Corp.                                            456,294
     5,600  Jacobs Engineering Group Inc.(1)                       304,136
                                                              ------------
                                                                   760,430
                                                              ------------
CONSTRUCTION MATERIALS -- 0.1%
     4,968  Vulcan Materials Co.                                   370,116
                                                              ------------
CONSUMER FINANCE -- 0.7%
    52,749  American Express Co.                                 1,868,897
    17,053  Capital One Financial Corp.                            869,703
    21,802  Discover Financial Services                            301,304
    21,306  SLM Corp.(1)                                           262,916
                                                              ------------
                                                                 3,302,820
                                                              ------------
CONTAINERS & PACKAGING -- 0.1%
     4,414  Ball Corp.                                             174,308
     4,533  Bemis Co., Inc.                                        118,402
     5,931  Pactiv Corp.(1)                                        147,267
     7,228  Sealed Air Corp.                                       158,944
                                                              ------------
                                                                   598,921
                                                              ------------
DISTRIBUTORS -- 0.1%
     7,409  Genuine Parts Co.                                      297,916
                                                              ------------
DIVERSIFIED CONSUMER SERVICES -- 0.1%
     4,861  Apollo Group, Inc. Cl A(1)                             288,257
    14,982  H&R Block, Inc.                                        337,844
                                                              ------------
                                                                   626,101
                                                              ------------
DIVERSIFIED FINANCIAL SERVICES -- 4.9%
   207,648  Bank of America Corp.                                7,267,680
    13,031  CIT Group Inc.                                          90,696
   247,849  Citigroup Inc.                                       5,083,383
     3,060  CME Group Inc.                                       1,136,821
     3,400  IntercontinentalExchange Inc.(1)                       274,312
   169,114  JPMorgan Chase & Co.                                 7,897,624
     8,000  Leucadia National Corp.                                363,520
    14,517  McGraw-Hill Companies, Inc. (The)                      458,882
     9,007  Moody's Corp.                                          306,238
    12,100  NYSE Euronext                                          474,078
                                                              ------------
                                                                23,353,234
                                                              ------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 2.7%
   268,252  AT&T Inc.                                            7,489,596
     4,598  CenturyTel Inc.                                        168,517
     6,455  Embarq Corp.                                           261,750
    14,329  Frontier Communications Corp.                          164,784

------
10

Equity Index

Shares                                                               Value

    67,588  Qwest Communications International Inc.              $ 218,309
   129,637  Verizon Communications Inc.                          4,160,051
    20,020  Windstream Corp.                                       219,019
                                                              ------------
                                                                12,682,026
                                                              ------------
ELECTRIC UTILITIES -- 2.1%
     7,734  Allegheny Energy, Inc.                                 284,379
    18,287  American Electric Power Co., Inc.                      678,082
    57,545  Duke Energy Corp.                                    1,003,009
    14,817  Edison International                                   591,198
     8,774  Entergy Corp.                                          780,974
    29,929  Exelon Corp.                                         1,874,154
    13,830  FirstEnergy Corp.                                      926,472
    18,604  FPL Group, Inc.                                        935,781
     9,200  Pepco Holdings, Inc.                                   210,772
     4,581  Pinnacle West Capital Corp.                            157,632
    17,088  PPL Corp.                                              632,598
    11,954  Progress Energy Inc.                                   515,576
    34,997  Southern Co.                                         1,319,037
                                                              ------------
                                                                 9,909,664
                                                              ------------
ELECTRICAL EQUIPMENT -- 0.4%
     7,929  Cooper Industries, Ltd. Cl A                           316,764
    35,295  Emerson Electric Co.                                 1,439,683
     6,594  Rockwell Automation Inc.                               246,220
                                                              ------------
                                                                 2,002,667
                                                              ------------
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS -- 0.3%
    16,261  Agilent Technologies, Inc.(1)                          482,301
     8,100  Amphenol Corp. Cl A                                    325,134
     9,518  Jabil Circuit, Inc.                                     90,802
     6,526  Molex Inc.                                             146,509
    21,480  Tyco Electronics Ltd.                                  594,136
                                                              ------------
                                                                 1,638,882
                                                              ------------
ENERGY EQUIPMENT & SERVICES -- 2.6%
    13,977  Baker Hughes Inc.                                      846,168
    13,401  BJ Services Co.                                        256,361
     9,900  Cameron International Corp.(1)                         381,546
     6,496  ENSCO International Inc.                               374,364
    39,953  Halliburton Co.                                      1,294,078
    12,751  Nabors Industries Ltd.(1)                              317,755
    18,986  National Oilwell Varco, Inc.(1)                        953,667
    12,270  Noble Corp.                                            538,653
     5,101  Rowan Companies, Inc.                                  155,836
    54,641  Schlumberger Ltd.                                    4,266,915
     9,819  Smith International, Inc.                              575,786

Shares                                                               Value

    14,500  Transocean Inc.(1)                                 $ 1,592,680
    30,984  Weatherford International Ltd.(1)                      778,938
                                                              ------------
                                                                12,332,747
                                                              ------------
FOOD & STAPLES RETAILING -- 2.8%
    19,741  Costco Wholesale Corp.                               1,281,783
    65,305  CVS/Caremark Corp.                                   2,198,166
    29,767  Kroger Co. (The)                                       817,997
    19,833  Safeway Inc.                                           470,439
     9,720  SUPERVALU, Inc.                                        210,924
    27,425  SYSCO Corp.                                            845,513
    45,036  Walgreen Co.                                         1,394,315
   102,077  Wal-Mart Stores, Inc.                                6,113,392
     6,383  Whole Foods Market, Inc.                               127,851
                                                              ------------
                                                                13,460,380
                                                              ------------
FOOD PRODUCTS -- 1.7%
    29,324  Archer-Daniels-Midland Co.                             642,489
     9,657  Campbell Soup Co.                                      372,760
    20,678  ConAgra Foods, Inc.                                    402,394
     6,951  Dean Foods Co.(1)                                      162,375
    15,271  General Mills, Inc.                                  1,049,423
    14,239  H.J. Heinz Co.                                         710,668
     7,594  Hershey Co. (The)                                      300,267
    11,357  Kellogg Co.                                            637,128
    69,083  Kraft Foods Inc. Cl A                                2,262,469
     5,852  McCormick & Co., Inc.                                  225,009
    32,107  Sara Lee Corp.                                         405,511
    13,707  Tyson Foods, Inc. Cl A                                 163,662
     9,849  Wm. Wrigley Jr. Co.                                    782,011
                                                              ------------
                                                                 8,116,166
                                                              ------------
GAS UTILITIES -- 0.1%
     2,051  Nicor Inc.                                              90,962
     7,873  Questar Corp.                                          322,163
                                                              ------------
                                                                   413,125
                                                              ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 2.3%
    28,627  Baxter International Inc.                            1,878,790
    11,114  Becton, Dickinson & Co.                                892,010
    68,377  Boston Scientific Corp.(1)                             838,986
     4,510  C.R. Bard, Inc.                                        427,864
    22,781  Covidien Ltd.                                        1,224,707
     7,236  Hospira Inc.(1)                                        276,415
     1,800  Intuitive Surgical Inc.(1)                             433,764
    51,367  Medtronic, Inc.                                      2,573,486
    15,523  St. Jude Medical, Inc.(1)                              675,095
    11,230  Stryker Corp.                                          699,629
     5,655  Varian Medical Systems, Inc.(1)                        323,070
    10,253  Zimmer Holdings Inc.(1)                                661,934
                                                              ------------
                                                                10,905,750
                                                              ------------

------
11

Equity Index

Shares                                                               Value

HEALTH CARE PROVIDERS & SERVICES -- 1.9%
    21,454  Aetna Inc.                                           $ 774,704
     7,175  AmerisourceBergen Corp.                                270,139
    16,352  Cardinal Health, Inc.                                  805,827
    12,458  CIGNA Corp.                                            423,323
     6,779  Coventry Health Care Inc.(1)                           220,656
     4,800  DaVita Inc.(1)                                         273,648
    11,222  Express Scripts, Inc.(1)                               828,408
     7,721  Humana Inc.(1)                                         318,105
     5,063  Laboratory Corp. of America Holdings(1)                351,879
    12,570  McKesson Corp.                                         676,392
    22,984  Medco Health Solutions Inc.(1)                       1,034,280
     4,194  Patterson Companies, Inc.(1)                           127,540
     7,214  Quest Diagnostics Inc.                                 372,747
    18,928  Tenet Healthcare Corp.(1)                              105,050
    55,435  UnitedHealth Group Inc.                              1,407,494
    23,281  WellPoint Inc.(1)                                    1,088,852
                                                              ------------
                                                                 9,079,044
                                                              ------------
HEALTH CARE TECHNOLOGY(3)
     8,310  IMS Health Inc.                                        157,142
                                                              ------------
HOTELS, RESTAURANTS & LEISURE -- 1.3%
    19,899  Carnival Corp.                                         703,430
     6,358  Darden Restaurants, Inc.                               182,030
    14,149  International Game Technology                          243,080
    13,424  Marriott International, Inc. Cl A                      350,232
    51,172  McDonald's Corp.                                     3,157,312
    33,308  Starbucks Corp.(1)                                     495,290
     8,509  Starwood Hotels & Resorts Worldwide, Inc.              239,443
     8,141  Wyndham Worldwide Corp.                                127,895
    21,349  Yum! Brands, Inc.                                      696,191
                                                              ------------
                                                                 6,194,903
                                                              ------------
HOUSEHOLD DURABLES -- 0.4%
     2,743  Black & Decker Corp.                                   166,637
     5,609  Centex Corp.                                            90,866
    12,585  D.R. Horton, Inc.                                      163,857
     6,792  Fortune Brands, Inc.                                   389,589
     2,642  Harman International Industries Inc.                    90,013
     3,363  KB Home                                                 66,184
     7,271  Leggett & Platt, Inc.                                  158,435
     6,447  Lennar Corp. Cl A                                       97,930
    12,640  Newell Rubbermaid Inc.                                 218,166
     9,692  Pulte Homes Inc.                                       135,397
     2,588  Snap-on Inc.                                           136,284
     3,581  Stanley Works (The)                                    149,471
     3,450  Whirlpool Corp.                                        273,551
                                                              ------------
                                                                 2,136,380
                                                              ------------

Shares                                                               Value

HOUSEHOLD PRODUCTS -- 2.7%
     6,311  Clorox Co. (The)                                     $ 395,637
    23,060  Colgate-Palmolive Co.                                1,737,571
    18,905  Kimberly-Clark Corp.                                 1,225,800
   138,099  Procter & Gamble Co. (The)                           9,624,119
                                                              ------------
                                                                12,983,127
                                                              ------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.1%
    30,617  AES Corp. (The)(1)                                     357,912
     8,139  Constellation Energy Group Inc.                        197,778
    23,013  Dynegy Inc. Cl A(1)                                     82,387
                                                              ------------
                                                                   638,077
                                                              ------------
INDUSTRIAL CONGLOMERATES -- 3.1%
    31,756  3M Co.                                               2,169,252
   452,807  General Electric Co.                                11,546,579
    11,288  Textron Inc.                                           330,513
    21,581  Tyco International Ltd.                                755,767
                                                              ------------
                                                                14,802,111
                                                              ------------
INSURANCE -- 2.9%
    21,661  Aflac Inc.                                           1,272,584
    24,678  Allstate Corp. (The)                                 1,138,149
   122,463  American International Group, Inc.                     407,802
    12,625  Aon Corp.                                              567,620
     5,362  Assurant, Inc.                                         294,910
    16,406  Chubb Corp.                                            900,698
     7,413  Cincinnati Financial Corp.                             210,826
    19,661  Genworth Financial Inc. Cl A                           169,281
    13,682  Hartford Financial Services Group Inc. (The)           560,825
    11,689  Lincoln National Corp.                                 500,406
    16,434  Loews Corp.                                            648,979
    23,392  Marsh & McLennan Companies, Inc.                       742,930
     8,925  MBIA Inc.                                              106,208
    31,278  MetLife, Inc.                                        1,751,568
    11,748  Principal Financial Group, Inc.                        510,921
    30,740  Progressive Corp. (The)                                534,876
    19,428  Prudential Financial, Inc.                           1,398,816
     4,034  Torchmark Corp.                                        241,233
    26,932  Travelers Companies, Inc. (The)                      1,217,326
    15,782  Unum Group                                             396,128
    14,263  XL Capital Ltd. Cl A                                   255,878
                                                              ------------
                                                                13,827,964
                                                              ------------

------
12

Equity Index

Shares                                                               Value

INTERNET & CATALOG RETAIL -- 0.3%
    14,527  Amazon.com, Inc.(1)                                $ 1,056,985
     9,468  Expedia, Inc.(1)                                       143,061
                                                              ------------
                                                                 1,200,046
                                                              ------------
INTERNET SOFTWARE & SERVICES -- 1.5%
     7,670  Akamai Technologies, Inc.(1)                           133,765
    49,790  eBay Inc.(1)                                         1,114,300
    10,850  Google Inc. Cl A(1)                                  4,345,642
     8,824  VeriSign, Inc.(1)                                      230,130
    63,124  Yahoo! Inc.(1)                                       1,092,045
                                                              ------------
                                                                 6,915,882
                                                              ------------
IT SERVICES -- 2.5%
     4,460  Affiliated Computer Services Inc. Cl A(1)              225,810
    23,218  Automatic Data Processing, Inc.                        992,569
    13,236  Cognizant Technology Solutions Corp. Cl A(1)           302,178
     6,938  Computer Sciences Corp.(1)                             278,422
     5,533  Convergys Corp.(1)                                      81,778
     8,663  Fidelity National Information Services, Inc.           159,919
     7,433  Fiserv, Inc.(1)                                        351,730
    61,727  International Business Machines Corp.                7,219,589
     3,300  MasterCard Inc. Cl A                                   585,189
    14,652  Paychex, Inc.                                          483,956
     9,053  Total System Services Inc.                             148,469
    16,306  Unisys Corp.(1)                                         44,842
    33,173  Western Union Co. (The)                                818,377
                                                              ------------
                                                                11,692,828
                                                              ------------
LEISURE EQUIPMENT & PRODUCTS -- 0.1%
    13,147  Eastman Kodak Co.                                      202,201
     5,684  Hasbro, Inc.                                           197,348
    16,449  Mattel, Inc.                                           296,740
                                                              ------------
                                                                   696,289
                                                              ------------
LIFE SCIENCES TOOLS & SERVICES -- 0.4%
     7,768  Applied Biosystems, Inc.                               266,054
     2,483  Millipore Corp.(1)                                     170,830
     5,465  PerkinElmer, Inc.                                      136,461
    19,052  Thermo Fisher Scientific Inc.(1)                     1,047,861
     4,518  Waters Corp.(1)                                        262,857
                                                              ------------
                                                                 1,884,063
                                                              ------------
MACHINERY -- 1.6%
    27,733  Caterpillar Inc.                                     1,652,887
     9,182  Cummins Inc.                                           401,437
    11,658  Danaher Corp.                                          809,065
    19,410  Deere & Co.                                            960,795

Shares                                                               Value

     8,548  Dover Corp.                                          $ 346,621
     7,589  Eaton Corp.                                            426,350
    18,151  Illinois Tool Works Inc.                               806,812
    14,458  Ingersoll-Rand Co. Ltd. Cl A                           450,656
     8,323  ITT Corp.                                              462,842
     5,900  Manitowoc Co., Inc. (The)                               91,745
    16,523  PACCAR, Inc.                                           631,013
     5,463  Pall Corp.                                             187,873
     7,580  Parker-Hannifin Corp.                                  401,740
     4,396  Terex Corp.(1)                                         134,166
                                                              ------------
                                                                 7,764,002
                                                              ------------
MEDIA -- 2.5%
    30,947  CBS Corp. Cl B                                         451,207
   132,829  Comcast Corp. Cl A                                   2,607,433
    26,339  DIRECTV Group, Inc. (The)(1)                           689,292
    10,383  Gannett Co., Inc.                                      175,577
    21,725  Interpublic Group of Companies, Inc. (The)(1)          168,369
     1,653  Meredith Corp.                                          46,367
     5,277  New York Times Co. (The) Cl A                           75,408
   104,531  News Corp. Cl A                                      1,253,327
    14,519  Omnicom Group Inc.                                     559,853
     4,033  Scripps Networks Interactive, Inc.                     146,438
   163,119  Time Warner Inc.                                     2,138,490
    28,253  Viacom Inc. Cl B(1)                                    701,805
    85,463  Walt Disney Co. (The)                                2,622,858
       243  Washington Post Co. (The) Cl B                         135,293
                                                              ------------
                                                                11,771,717
                                                              ------------
METALS & MINING -- 0.8%
     5,100  AK Steel Holding Corp.                                 132,192
    37,070  Alcoa Inc.                                             837,041
     4,620  Allegheny Technologies Inc.                            136,521
    17,510  Freeport-McMoRan Copper & Gold, Inc.                   995,443
    20,799  Newmont Mining Corp.                                   806,169
    14,377  Nucor Corp.                                            567,892
     3,900  Titanium Metals Corp.                                   44,226
     5,320  United States Steel Corp.                              412,885
                                                              ------------
                                                                 3,932,369
                                                              ------------
MULTILINE RETAIL -- 0.8%
     3,756  Big Lots, Inc.(1)                                      104,529
     2,584  Dillard's Inc. Cl A                                     30,491
     6,333  Family Dollar Stores, Inc.                             150,092
    10,104  J.C. Penney Co., Inc.                                  336,867
    13,861  Kohl's Corp.(1)                                        638,716
    19,184  Macy's Inc.                                            344,928
     7,260  Nordstrom, Inc.                                        209,233

------
13

Equity Index

Shares                                                               Value

     2,626  Sears Holdings Corp.(1)                              $ 245,531
    34,320  Target Corp.                                         1,683,397
                                                              ------------
                                                                 3,743,784
                                                              ------------
MULTI-UTILITIES -- 1.2%
     9,597  Ameren Corp.                                           374,571
    15,573  CenterPoint Energy, Inc.                               226,899
    10,209  CMS Energy Corp.                                       127,306
    12,467  Consolidated Edison, Inc.                              535,582
    26,422  Dominion Resources Inc.                              1,130,332
     7,467  DTE Energy Co.                                         298,307
     3,439  Integrys Energy Group Inc.                             171,744
    12,450  NiSource Inc.                                          183,762
    16,384  PG&E Corp.                                             613,581
    23,180  Public Service Enterprise Group Inc.                   760,072
    11,228  Sempra Energy                                          566,677
     9,660  TECO Energy, Inc.                                      151,952
    20,301  Xcel Energy Inc.                                       405,817
                                                              ------------
                                                                 5,546,602
                                                              ------------
OFFICE ELECTRONICS -- 0.1%
    39,724  Xerox Corp.                                            458,018
                                                              ------------
OIL, GAS & CONSUMABLE FUELS -- 10.4%
    21,332  Anadarko Petroleum Corp.                             1,034,815
    15,248  Apache Corp.                                         1,590,061
     4,700  Cabot Oil & Gas Corp.                                  169,858
    23,747  Chesapeake Energy Corp.                                851,567
    93,553  Chevron Corp.                                        7,716,251
    69,123  ConocoPhillips                                       5,063,260
     8,351  CONSOL Energy Inc.                                     383,227
    20,094  Devon Energy Corp.                                   1,832,573
    31,944  El Paso Corp.                                          407,605
    11,382  EOG Resources Inc.                                   1,018,234
   236,420  Exxon Mobil Corp.                                   18,360,378
    12,856  Hess Corp.                                           1,055,220
    32,099  Marathon Oil Corp.                                   1,279,787
     3,800  Massey Energy Co.                                      135,546
     8,638  Murphy Oil Corp.                                       554,041
     7,800  Noble Energy Inc.                                      433,602
    37,198  Occidental Petroleum Corp.                           2,620,599
    12,420  Peabody Energy Corp.                                   558,900
     5,500  Pioneer Natural Resources Co.                          287,540
     7,008  Range Resources Corp.                                  300,433
    15,600  Southwestern Energy Co.(1)                             476,424
    27,941  Spectra Energy Corp.                                   664,996
     5,372  Sunoco, Inc.                                           191,136
     6,300  Tesoro Corp.                                           103,887
    23,877  Valero Energy Corp.                                    723,473

Shares                                                               Value

    26,188  Williams Companies, Inc. (The)                       $ 619,346
    24,986  XTO Energy Inc.                                      1,162,349
                                                              ------------
                                                                49,595,108
                                                              ------------
PAPER & FOREST PRODUCTS -- 0.3%
    19,448  International Paper Co.                                509,149
     7,830  MeadWestvaco Corp.                                     182,517
     9,674  Weyerhaeuser Co.                                       586,051
                                                              ------------
                                                                 1,277,717
                                                              ------------
PERSONAL PRODUCTS -- 0.2%
    19,413  Avon Products, Inc.                                    806,999
     5,176  Estee Lauder Companies, Inc. (The) Cl A                258,334
                                                              ------------
                                                                 1,065,333
                                                              ------------
PHARMACEUTICALS -- 6.5%
    70,154  Abbott Laboratories                                  4,039,467
    13,945  Allergan, Inc.                                         718,168
     4,992  Barr Pharmaceuticals Inc.(1)                           325,978
    90,071  Bristol-Myers Squibb Co.                             1,877,980
    45,494  Eli Lilly & Co.                                      2,003,101
    13,876  Forest Laboratories, Inc.(1)                           392,413
   127,191  Johnson & Johnson                                    8,811,791
    11,202  King Pharmaceuticals, Inc.(1)                          107,315
    97,503  Merck & Co., Inc.                                    3,077,195
    13,890  Mylan Inc.(1)                                          158,624
   306,870  Pfizer Inc.                                          5,658,683
    73,951  Schering-Plough Corp.                                1,365,875
     4,770  Watson Pharmaceuticals, Inc.(1)                        135,945
    60,746  Wyeth                                                2,243,957
                                                              ------------
                                                                30,916,492
                                                              ------------
PROFESSIONAL SERVICES -- 0.1%
     5,778  Equifax Inc.                                           199,053
     5,619  Monster Worldwide Inc.(1)                               83,779
     7,067  Robert Half International Inc.                         174,908
                                                              ------------
                                                                   457,740
                                                              ------------
REAL ESTATE INVESTMENT TRUSTS (REITS) -- 1.3%
     3,920  Apartment Investment & Management Co. Cl A             137,278
     3,509  AvalonBay Communities Inc.                             345,356
     5,476  Boston Properties Inc.                                 512,882
     5,512  Developers Diversified Realty Corp.                    174,675
    12,295  Equity Residential                                     546,021
    10,321  General Growth Properties, Inc.                        155,847
    11,500  HCP, Inc.                                              461,495
    23,706  Host Hotels & Resorts Inc.                             315,053
    10,349  Kimco Realty Corp.                                     382,292

------
14

Equity Index

Shares                                                               Value

     7,822  Plum Creek Timber Co. Inc.                           $ 390,005
    11,947  ProLogis                                               493,053
     5,677  Public Storage                                         562,080
    10,276  Simon Property Group, Inc.                             996,771
     6,210  Vornado Realty Trust                                   564,800
                                                              ------------
                                                                 6,037,608
                                                              ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT(3)
     7,786  CB Richard Ellis Group, Inc. Cl A(1)                   104,099
                                                              ------------
ROAD & RAIL -- 1.1%
    12,857  Burlington Northern Santa Fe Corp.                   1,188,373
    18,577  CSX Corp.                                            1,013,747
    17,142  Norfolk Southern Corp.                               1,134,972
     2,596  Ryder System, Inc.                                     160,952
    23,176  Union Pacific Corp.                                  1,649,203
                                                              ------------
                                                                 5,147,247
                                                              ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 2.2%
    27,588  Advanced Micro Devices, Inc.(1)                        144,837
    13,669  Altera Corp.                                           282,675
    13,220  Analog Devices, Inc.                                   348,347
    61,105  Applied Materials, Inc.                                924,519
    20,137  Broadcom Corp. Cl A(1)                                 375,152
   255,938  Intel Corp.                                          4,793,719
     7,919  KLA-Tencor Corp.                                       250,636
    10,023  Linear Technology Corp.                                307,305
    29,278  LSI Corp.(1)                                           156,930
    10,256  MEMC Electronic Materials Inc.(1)                      289,835
     8,400  Microchip Technology Inc.                              247,212
    34,658  Micron Technology, Inc.(1)                             140,365
     8,849  National Semiconductor Corp.                           152,291
     4,563  Novellus Systems, Inc.(1)                               89,617
    25,303  NVIDIA Corp.(1)                                        270,995
     7,674  Teradyne, Inc.(1)                                       59,934
    59,671  Texas Instruments Inc.                               1,282,927
    12,567  Xilinx, Inc.                                           294,696
                                                              ------------
                                                                10,411,992
                                                              ------------
SOFTWARE -- 3.7%
    24,116  Adobe Systems Inc.(1)                                  951,859
    10,303  Autodesk, Inc.(1)                                      345,666
     8,710  BMC Software Inc.(1)                                   249,367
    17,897  CA, Inc.                                               357,224
     8,329  Citrix Systems, Inc.(1)                                210,391
    11,605  Compuware Corp.(1)                                     112,452
    14,548  Electronic Arts Inc.(1)                                538,131
    14,564  Intuit Inc.(1)                                         460,368

Shares                                                               Value

   357,474  Microsoft Corp.                                    $ 9,540,980
    15,691  Novell, Inc.(1)                                         80,652
   178,441  Oracle Corp.(1)                                      3,624,137
     4,700  salesforce.com, inc.(1)                                227,480
    38,202  Symantec Corp.(1)                                      747,995
                                                              ------------
                                                                17,446,702
                                                              ------------
SPECIALTY RETAIL -- 1.6%
     3,947  Abercrombie & Fitch Co. Cl A                           155,709
     4,888  AutoNation, Inc.(1)                                     54,941
     1,869  AutoZone, Inc.(1)                                      230,522
    11,838  Bed Bath & Beyond Inc.(1)                              371,832
    15,374  Best Buy Co., Inc.                                     576,525
     7,500  GameStop Corp. Cl A(1)                                 256,575
    21,358  Gap, Inc. (The)                                        379,745
    77,333  Home Depot, Inc. (The)                               2,002,150
    12,936  Limited Brands, Inc.                                   224,052
    66,710  Lowe's Companies, Inc.                               1,580,360
    12,546  Office Depot, Inc.(1)                                   73,018
     5,917  RadioShack Corp.                                       102,246
     4,508  Sherwin-Williams Co. (The)                             257,677
    32,351  Staples, Inc.                                          727,898
     5,702  Tiffany & Co.                                          202,535
    19,101  TJX Companies, Inc. (The)                              582,963
                                                              ------------
                                                                 7,778,748
                                                              ------------
TEXTILES, APPAREL & LUXURY GOODS -- 0.5%
    15,364  Coach Inc.(1)                                          384,715
     3,818  Jones Apparel Group, Inc.                               70,671
     4,252  Liz Claiborne, Inc.                                     69,860
    17,808  NIKE, Inc. Cl B                                      1,191,356
     2,631  Polo Ralph Lauren Corp.                                175,330
     3,969  VF Corp.                                               306,843
                                                              ------------
                                                                 2,198,775
                                                              ------------
THRIFTS & MORTGAGE FINANCE -- 0.1%
    23,656  Hudson City Bancorp, Inc.                              436,454
     6,083  MGIC Investment Corp.                                   42,763
    24,754  Sovereign Bancorp Inc.                                  97,778
                                                              ------------
                                                                   576,995
                                                              ------------
TOBACCO -- 1.6%
    93,752  Altria Group Inc.                                    1,860,040
     7,934  Lorillard, Inc.                                        564,504
    93,852  Philip Morris International Inc.                     4,514,280
     7,767  Reynolds American Inc.                                 377,632
     6,688  UST Inc.                                               445,020
                                                              ------------
                                                                 7,761,476
                                                              ------------
TRADING COMPANIES & DISTRIBUTORS -- 0.1%
     5,900  Fastenal Co.                                           291,401
     2,915  Grainger (W.W.), Inc.                                  253,518
                                                              ------------
                                                                   544,919
                                                              ------------

------
15

Equity Index

Shares                                                               Value

WIRELESS TELECOMMUNICATION SERVICES -- 0.3%
    17,900  American Tower Corp. Cl A(1)                         $ 643,863
   129,952  Sprint Nextel Corp.                                    792,707
                                                              ------------
                                                                 1,436,570
                                                              ------------
TOTAL COMMON STOCKS
(Cost $346,986,024)                                            463,733,318
                                                              ------------

Principal Amount                                                     Value

Short-Term Investments --
Segregated for Futures Contracts -- 2.7%

Repurchase Agreement, Bank of America Securities, LLC,
(collateralized by various U.S. Treasury obligations,
3.00%, 7/15/12, valued at $11,396,106), in a joint
trading account at 0.03%, dated 9/30/08, due 10/1/08
(Delivery value $11,200,009)                                  $ 11,200,000

    $1,500,000  U.S. Treasury Bills,
                2.06%, 12/4/08(4)                                1,498,014
                                                              ------------
TOTAL SHORT-TERM INVESTMENTS --
SEGREGATED FOR FUTURES CONTRACTS
(Cost $12,694,506)                                              12,698,014
                                                              ------------
TOTAL INVESTMENT SECURITIES -- 100.2%
(Cost $359,680,530)                                            476,431,332
                                                              ------------
OTHER ASSETS AND LIABILITIES -- (0.2)%                           (799,247)
                                                              ------------
TOTAL NET ASSETS -- 100.0%                                    $475,632,085
                                                              ============

Futures Contracts
                            Expiration       Underlying Face      Unrealized Gain
  Contracts Purchased          Date          Amount at Value          (Loss)

   229  S&P 500 E-Mini
        Futures           December 2008        $13,366,730          $(324,947)
                                               ===========          ==========

Notes to Schedule of Investments

(1) Non-income producing.

(2) Security, or a portion thereof, has been segregated on the fund's records, at the custodian bank, or with the broker as initial margin on futures contracts.

(3) Industry is less than 0.05% of total net assets.

(4) The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

------
16

STATEMENT OF ASSETS AND LIABILITIES

SEPTEMBER 30, 2008 (UNAUDITED)
ASSETS

Investment securities, at value (cost of $359,680,530)         $476,431,332

Receivable for investments sold                                     103,597

Receivable for variation margin on futures contracts                556,458

Dividends and interest receivable                                   865,185
                                                               ------------
                                                                477,956,572
                                                               ------------

LIABILITIES

Disbursements in excess of demand deposit cash                    1,202,514

Payable for investments purchased                                   938,708

Accrued management fees                                             183,265
                                                               ------------
                                                                  2,324,487
                                                               ------------

NET ASSETS                                                     $475,632,085
                                                               ============

NET ASSETS CONSIST OF:

Capital (par value and paid-in surplus)                        $423,241,641

Undistributed net investment income                                 421,351

Accumulated net realized loss on investment transactions       (64,456,762)

Net unrealized appreciation on investments                      116,425,855
                                                               ------------
                                                               $475,632,085
                                                               ============

INVESTOR CLASS, $0.01 PAR VALUE

Net assets                                                     $185,788,405

Shares outstanding                                               40,062,019

Net asset value per share                                             $4.64

INSTITUTIONAL CLASS, $0.01 PAR VALUE

Net assets                                                     $289,843,680

Shares outstanding                                               62,467,720

Net asset value per share                                             $4.64

See Notes to Financial Statements.

------
17

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2008 (UNAUDITED)
INVESTMENT INCOME (LOSS)

INCOME:

Dividends                                                              $ 7,864,610

Interest                                                                   195,525

Securities lending, net                                                     71,200
                                                                     -------------
                                                                         8,131,335
                                                                     -------------

EXPENSES:

Management fees                                                          1,296,470

Directors' fees and expenses                                                11,976

Other expenses                                                               3,712
                                                                     -------------
                                                                         1,312,158
                                                                     -------------

NET INVESTMENT INCOME (LOSS)                                             6,819,177
                                                                     -------------

REALIZED AND UNREALIZED GAIN (LOSS)

NET REALIZED GAIN (LOSS) ON:

Investment transactions                                                 29,304,882

Futures transactions                                                   (2,504,795)
                                                                     -------------
                                                                        26,800,087
                                                                     -------------

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

Investments                                                          (102,933,867)

Futures                                                                  (433,024)
                                                                     -------------
                                                                     (103,366,891)
                                                                     -------------

NET REALIZED AND UNREALIZED GAIN (LOSS)                               (76,566,804)
                                                                     -------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS      $(69,747,627)
                                                                     =============

See Notes to Financial Statements.

------
18

STATEMENT OF CHANGES IN NET ASSETS

SIX MONTHS ENDED SEPTEMBER 30, 2008 (UNAUDITED) AND YEAR ENDED MARCH 31, 2008
Increase (Decrease) in Net Assets                   Sept. 30, 2008  March 31, 2008

OPERATIONS

Net investment income (loss)                           $ 6,819,177    $ 16,738,450

Net realized gain (loss)                                26,800,087      19,760,873

Change in net unrealized appreciation
(depreciation)                                       (103,366,891)    (77,223,575)
                                                     -------------   -------------
Net increase (decrease) in net assets resulting
from operations                                       (69,747,627)    (40,724,252)
                                                     -------------   -------------

DISTRIBUTIONS TO SHAREHOLDERS

From net investment income:

 Investor Class                                        (1,717,137)     (3,698,248)

 Institutional Class                                   (4,680,689)    (13,706,733)

From tax return of capital:

 Investor Class                                                 --       (222,628)

 Institutional Class                                            --       (718,537)
                                                     -------------   -------------
Decrease in net assets from distributions              (6,397,826)    (18,346,146)
                                                     -------------   -------------

CAPITAL SHARE TRANSACTIONS

Net increase (decrease) in net assets from
capital share transactions                           (255,707,268)   (179,896,379)
                                                     -------------   -------------

NET INCREASE (DECREASE) IN NET ASSETS                (331,852,721)   (238,966,777)

NET ASSETS

Beginning of period                                    807,484,806   1,046,451,583
                                                     -------------   -------------
End of period                                        $ 475,632,085   $ 807,484,806
                                                     =============   =============

Undistributed net investment income                       $421,351              --
                                                     =============   =============

See Notes to Financial Statements.

------
19

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2008 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Capital Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. Equity Index Fund (the fund) is one fund in a series issued by the corporation. The fund is nondiversified under the 1940 Act. The fund's investment objective is to seek long-term capital growth. The fund pursues its objective by matching, as closely as possible, the investment characteristics and results of the S&P 500 Composite Price
Index (S&P 500 Index). The following is a summary of the fund's significant accounting policies.

MULTIPLE CLASS -- The fund is authorized to issue the Investor Class and the
Institutional Class. The share classes differ principally in their respective distribution and shareholder servicing expenses and arrangements. All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund's net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

SECURITY TRANSACTIONS -- For financial reporting purposes, security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

SECURITIES ON LOAN -- The fund may lend portfolio securities through its lending agent to certain approved borrowers in order to earn additional income. The income earned, net of any rebates or fees, is included in the
Statement of Operations. The fund continues to recognize any gain or loss in the market price of the securities loaned and records any interest earned or dividends declared.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

------
20

FUTURES CONTRACTS -- The fund may enter into futures contracts in order to manage the fund's exposure to changes in market conditions. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. Upon entering into a futures contract, the fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin)
are made or received daily, in cash, by the fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. The fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of realized gain (loss) on futures transactions and unrealized appreciation
(depreciation) on futures, respectively.

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the
investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the
Securities and Exchange Commission, the fund, along with other registered investment companies having management agreements with ACIM or American
Century Global Investment Management, Inc. (ACGIM), may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or
Agency obligations.

INCOME TAX STATUS -- It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. The fund has adopted the provisions of Financial Accounting
Standards Board Interpretation No. 48, "Accounting for Income Taxes" during the current fiscal year. The fund is no longer subject to examination by tax authorities for years prior to 2005. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes. Interest and penalties associated with any federal or state income tax obligations, if any, are recorded as interest expense.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income are declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

INDEMNIFICATIONS -- Under the corporation's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund.
The risk of material loss from such claims is considered by management to be remote.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

------
21

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee)
per class. The Agreement provides that all expenses of the fund, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered "interested persons" as defined in the 1940 Act
(including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the specific class of shares of the fund and paid monthly in arrears. For funds with a stepped fee schedule, the rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account all of the investment advisor's assets under management in the fund's investment strategy
(strategy assets) to calculate the appropriate fee rate for the fund. The strategy assets include the fund's assets and the assets of other clients of the investment advisor that are not in the American Century Investments family of funds, but that have the same investment team and investment strategy. The annual management fee schedule for the fund ranges from 0.430% to 0.490% for the Investor Class. The Institutional Class is 0.200% less at each point within the range. The effective annual management fee for each class of the fund for the six months ended September 30, 2008 was 0.49% and 0.29% for the
Investor Class and Institutional Class, respectively.

ACIM has entered into a Subadvisory Agreement with Northern Trust Investments,
N.A. (NTI) (the subadvisor) on behalf of the fund. The subadvisor makes investment decisions for the fund in accordance with the fund's investment objectives, policies and restrictions under the supervision of ACIM and the
Board of Directors. ACIM pays all costs associated with retaining NTI as the subadvisor of the fund.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of
American Century Companies, Inc. (ACC), the parent of the corporation's investment advisor, ACIM, the distributor of the corporation, American Century
Investment Services, Inc., and the corporation's transfer agent, American
Century Services, LLC.

The fund is eligible to invest in a money market fund for temporary purposes, which is managed by J.P. Morgan Investment Management, Inc. (JPMIM). JPMIM is
a wholly owned subsidiary of JPMorgan Chase & Co. (JPM). JPM is an equity investor in ACC. The fund has a securities lending agreement with JPMorgan
Chase Bank (JPMCB). JPMCB is a custodian of the fund and a wholly owned subsidiary of JPM.

3. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, excluding short-term investments, for the six months ended September 30, 2008, were $17,225,925 and
$278,002,902, respectively.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the fund were as follows:

                                  Six months ended
                                September 30, 2008       Year ended March 31, 2008
                           Shares           Amount         Shares           Amount
INVESTOR
CLASS/SHARES
AUTHORIZED            150,000,000                     150,000,000
                     ============                    ============
Sold                    4,507,696     $ 23,271,214      7,464,834     $ 43,252,429

Issued in
reinvestment of
distributions             332,260        1,677,711        636,655        3,658,806

Redeemed              (4,226,980)     (21,618,738)    (9,782,140)     (56,794,873)
                     ------------   --------------   ------------   --------------
                          612,976        3,330,187    (1,680,651)      (9,883,638)
                     ------------   --------------   ------------   --------------

INSTITUTIONAL
CLASS/SHARES
AUTHORIZED            500,000,000                     500,000,000
                     ============                    ============
Sold                    6,951,026       36,713,317     29,366,320      173,102,007

Issued in
reinvestment of
distributions             919,434        4,680,689      2,498,910       14,425,270

Redeemed             (59,356,653)    (300,431,461)   (61,520,613)    (357,540,018)
                     ------------   --------------   ------------   --------------
                     (51,486,193)    (259,037,455)   (29,655,383)    (170,012,741)
                     ------------   --------------   ------------   --------------
Net increase
(decrease)           (50,873,217)   $(255,707,268)   (31,336,034)   $(179,896,379)
                     ============   ==============   ============   ==============

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22

5. SECURITIES LENDING

As of September 30, 2008, the fund did not have any securities on loan. JPMCB receives and maintains collateral in the form of cash and/or acceptable securities as approved by ACIM. Cash collateral is invested in authorized investments by the lending agent in a pooled account. The value of cash collateral received at period end is disclosed in the Statement of Assets and
Liabilities and investments made with the cash by the lending agent are listed in the Schedule of Investments. Any deficiencies or excess of collateral must be delivered or transferred by the member firms no later than the close of business on the next business day. The fund's risks in securities lending are that the borrower may not provide additional collateral when required or return the securities when due. If the borrower defaults, receipt of the collateral by the fund may be delayed or limited.

6. FAIR VALUE MEASUREMENTS

The fund's securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the
United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

* Level 1 valuation inputs consist of actual quoted prices based on an active market;

* Level 2 valuation inputs consist of significant direct or indirect observable market data; or

* Level 3 valuation inputs consist of significant unobservable inputs such as the fund's own assumptions.

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund's securities and other financial instruments as of September
30, 2008:

                               Value of Investment     Unrealized Gain (Loss) on
Valuation Inputs                    Securities       Other Financial Instruments*
Level 1 -- Quoted Prices           $463,733,318               $(324,947)
Level 2 -- Other Significant
Observable Inputs                   12,698,014                    --
Level 3 -- Significant
Unobservable Inputs                     --                        --
                                   ------------               ----------
                                   $476,431,332               $(324,947)
                                   ============               ==========

* Includes futures contracts.

7. BANK LINE OF CREDIT

The fund, along with certain other funds managed by ACIM or ACGIM, has a
$500,000,000 unsecured bank line of credit agreement with Bank of America,
N.A. The fund may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement, which is subject to annual renewal, bear interest at the Federal Funds rate plus 0.40%. The fund did not borrow from the line during the six months ended September 30, 2008.

------
23

8. FEDERAL TAX INFORMATION

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of September 30, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                          $384,956,406
                                                         ============
Gross tax appreciation of investments                    $152,588,064

Gross tax depreciation of investments                    (61,113,138)
                                                         ------------
Net tax appreciation (depreciation) of investments       $ 91,474,926
                                                         ============

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales and return of capital dividends.

As of March 31, 2008, the fund had accumulated capital losses of
$(64,151,807), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers expire as follows:

      2011            2012           2013           2014           2015
 $(46,771,036)    $(1,957,751)   $(1,992,016)   $(5,270,954)   $(8,160,050)

9. RECENTLY ISSUED ACCOUNTING STANDARDS

The Financial Accounting Standards Board (FASB) issued Statement of Financial
Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), in
September 2006, which is effective for fiscal years beginning after November
15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands the required financial statement disclosures about fair value measurements. The adoption of FAS 157 does not materially impact the determination of fair value.

In March 2008, the FASB issued Statement of Financial Accounting Standards No.
161, "Disclosures about Derivative Instruments and Hedging Activities -- an amendment of FASB Statement No. 133" (FAS 161). FAS 161 is effective for fiscal years beginning after November 15, 2008. FAS 161 amends and expands disclosures about derivative instruments and hedging activities. FAS 161 requires qualitative disclosures about the objectives and strategies of derivative instruments, quantitative disclosures about the fair value amounts of and gains and losses on derivative instruments, and disclosures of credit-risk-related contingent features in hedging activities. Management is currently evaluating the impact that adopting FAS 161 will have on the financial statement disclosures.

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24

FINANCIAL HIGHLIGHTS
Equity Index

Investor Class
For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
                     2008(1)       2008       2007      2006       2005             2004
PER-SHARE DATA

Net Asset Value,
Beginning of
Period                   $5.26      $5.66       $5.16       $4.70      $4.50       $3.39
                        ------     ------      ------      ------     ------      ------
Income From
Investment
Operations

 Net
 Investment
 Income
 (Loss)(2)                0.04       0.09        0.08        0.07       0.07        0.05

 Net Realized
 and
 Unrealized
 Gain (Loss)            (0.62)     (0.39)        0.50        0.46       0.20        1.11
                        ------     ------      ------      ------     ------      ------
 Total From
 Investment
 Operations             (0.58)     (0.30)        0.58        0.53       0.27        1.16
                        ------     ------      ------      ------     ------      ------
Distributions

 From Net
 Investment
 Income                 (0.04)     (0.10)      (0.08)      (0.07)     (0.07)      (0.05)

 From Tax
 Return of
 Capital                    --      --(3)          --          --         --          --
                        ------     ------      ------      ------     ------      ------
 Total From
 Distributions          (0.04)     (0.10)      (0.08)      (0.07)     (0.07)      (0.05)
                        ------     ------      ------      ------     ------      ------
Net Asset Value,
End of Period            $4.64      $5.26       $5.66       $5.16      $4.70       $4.50
                        ======     ======      ======      ======     ======      ======

TOTAL RETURN(4)       (11.03)%    (5.46)%      11.28%      11.36%      6.04%      34.27%

RATIOS/SUPPLEMENTAL DATA

Ratio of
Operating
Expenses to
Average Net
Assets                0.49%(5)      0.49%       0.49%       0.49%      0.49%       0.49%

Ratio of Net
Investment
Income (Loss) to
Average Net
Assets                1.67%(5)      1.51%       1.49%       1.43%      1.59%       1.23%

Portfolio
Turnover Rate               2%         9%          4%         17%         4%         16%

Net Assets, End
of Period (in
thousands)            $185,788   $207,571    $232,880    $152,799   $150,454    $142,324

(1) Six months ended September 30, 2008 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Per-share amount was less than $0.005.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

See Notes to Financial Statements.

------
25

Equity Index

Institutional Class
For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
                     2008(1)       2008       2007      2006       2005             2004
PER-SHARE DATA

Net Asset Value,
Beginning of
Period                   $5.26      $5.67       $5.16       $4.71      $4.50       $3.39
                        ------     ------      ------      ------     ------      ------
Income From
Investment
Operations

 Net
 Investment
 Income
 (Loss)(2)                0.05       0.10        0.09        0.08       0.08        0.06

 Net Realized
 and
 Unrealized
 Gain (Loss)            (0.62)     (0.40)        0.51        0.45       0.21        1.11
                        ------     ------      ------      ------     ------      ------
 Total From
 Investment
 Operations             (0.57)     (0.30)        0.60        0.53       0.29        1.17
                        ------     ------      ------      ------     ------      ------
Distributions

 From Net
 Investment
 Income                 (0.05)     (0.11)      (0.09)      (0.08)     (0.08)      (0.06)

 From Tax
 Return of
 Capital                    --      --(3)          --          --         --          --
                        ------     ------      ------      ------     ------      ------
 Total From
 Distributions          (0.05)     (0.11)      (0.09)      (0.08)     (0.08)      (0.06)
                        ------     ------      ------      ------     ------      ------
Net Asset Value,
End of Period            $4.64      $5.26       $5.67       $5.16      $4.71       $4.50
                        ======     ======      ======      ======     ======      ======

TOTAL RETURN(4)       (10.95)%    (5.27)%      11.50%      11.35%      6.47%      34.53%

RATIOS/SUPPLEMENTAL DATA

Ratio of
Operating
Expenses to
Average Net
Assets                0.29%(5)      0.29%       0.29%       0.29%      0.29%       0.29%

Ratio of Net
Investment
Income (Loss) to
Average Net
Assets                1.87%(5)      1.71%       1.69%       1.63%      1.79%       1.43%

Portfolio
Turnover Rate               2%         9%          4%         17%         4%         16%

Net Assets, End
of Period (in
thousands)            $289,844   $599,914    $813,571    $662,759   $907,886    $842,269

(1) Six months ended September 30, 2008 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Per-share amount was less than $0.005.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

See Notes to Financial Statements.

------
26

APPROVAL OF MANAGEMENT AGREEMENT
Equity Index

Under Section 15(c) of the Investment Company Act, contracts for investment advisory services (including subadvisory services) are required to be reviewed, evaluated and approved by a majority of a fund's independent directors or trustees (the "Directors") each year. At American Century
Investments, this process is referred to as the "15(c) Process." As a part of this process, the board reviews fund performance, shareholder services, audit and compliance information, and a variety of other reports from the advisor concerning fund operations. In addition to this annual review, the board of directors oversees and evaluates on a continuous basis at its quarterly meetings the nature and quality of significant services performed by the advisor and the subadvisor, fund performance, audit and compliance information, and a variety of other reports relating to fund operations. The board, or committees of the board, also holds special meetings as needed.

Under a Securities and Exchange Commission rule, each fund is required to disclose in its annual or semiannual report, as appropriate, the material factors and conclusions that formed the basis for the board's approval or renewal of any advisory agreements within the fund's most recently completed fiscal half-year period.

ANNUAL CONTRACT REVIEW PROCESS

As part of the annual 15(c) Process undertaken during the most recent fiscal half-year period, the Directors reviewed extensive data and information compiled by the advisor and certain independent providers of evaluative data
(the "15(c) Providers") concerning Equity Index (the "Fund") and the services provided to the Fund under the management and subadvisory agreements. The information considered and the discussions held at the meetings included, but were not limited to:

* the nature, extent and quality of investment management, shareholder services and other services provided to the Fund;

* reports on the wide range of programs and services the advisor provides to the Fund and its shareholders on a routine and non-routine basis;

* information about the compliance policies, procedures, and regulatory experience of both the advisor and the subadvisor;

* data comparing the cost of owning the Fund to the cost of owning a similar fund;

* data comparing the Fund's performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

* financial data showing the profitability of the Fund to the advisor and the overall profitability of the advisor; and

* data comparing services provided and charges to other investment management clients of the advisor.

In keeping with its practice, the Fund's board of directors held two in-person meetings and one telephonic meeting to review and discuss the information provided. The board also had the benefit of the advice of its independent counsel throughout the period.

------
27

FACTORS CONSIDERED

The Directors considered all of the information provided by the advisor, the
15(c) Providers, and the board's independent counsel, and evaluated such information for each fund for which the board has responsibility. In connection with their review of the Fund, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management and subadvisory agreements under the terms ultimately determined by the board to be appropriate, the Directors' decision was based on the following factors.

NATURE, EXTENT AND QUALITY OF SERVICES -- GENERALLY. Under the management agreement, the advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The board noted that under the management agreement, the advisor provides or arranges at its own expense a wide variety of services including:

* Fund construction and design

* portfolio security selection

* initial capitalization/funding

* securities trading

* custody of Fund assets

* daily valuation of the Fund's portfolio

* shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping and communications

* legal services

* regulatory and portfolio compliance

* financial reporting

* marketing and distribution

The Directors noted that many of the services provided by the advisor have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry and the changing regulatory environment. The directors specifically noted that with respect to the Fund, the advisor had retained the subadvisor to provide the day-to-day security selection. Under the subadvisory agreement, the subadvisor is responsible for managing the investment operations and composition of the Fund, including the purchase, retention, and disposition of the investments contained in the Fund.
In performing their evaluation, the Directors considered information received in connection with the annual review, as well as information provided on an ongoing basis at their regularly scheduled board and committee meetings.

------
28

INVESTMENT MANAGEMENT SERVICES. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments, and liquidity. In evaluating investment performance, the board expects the advisor and subadvisor to manage the Fund in accordance with its investment objectives and approved strategies. In providing these services, the advisor and subadvisor utilize teams of investment professionals
(portfolio managers, analysts, research assistants, and securities traders)
who require extensive information technology, research, training, compliance and other systems to conduct their business. At each quarterly meeting the
Directors review investment performance information for the Fund, together with comparative information for appropriate benchmarks and peer groups of funds managed similarly to the Fund. The Directors also review detailed performance information during the 15(c) Process comparing the Fund's performance with that of similar funds not managed by the advisor. If performance concerns are identified, the Directors discuss with the advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund's quarter end performance fell below the index by less than its total expense ratio for both the one- and three-year periods during the past year.

SHAREHOLDER AND OTHER SERVICES. The advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The
Directors review reports and evaluations of such services at their regular quarterly meetings, including the annual meeting concerning contract review, and reports to the board. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the advisor.

COSTS OF SERVICES PROVIDED AND PROFITABILITY. The advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Directors have reviewed with the advisor the methodology used to prepare this financial information. This financial information regarding the advisor is considered in order to evaluate the advisor's financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The board concluded that the advisor's profits were reasonable in light of the services provided to the Fund. The board did not consider the profitability of the subadvisor because the subadvisor is paid from the unified fee of the advisor as a result of arm's length negotiations.

ETHICS. The Directors generally consider the advisor's commitment to providing quality services to shareholders and to conducting its business ethically.
They noted that the advisor's practices generally meet or exceed industry best practices. With respect to the subadvisor, as part of its oversight responsibilities, the board approves the subadvisor's code of ethics and any changes thereto. Further, through the advisor's compliance group, the board stays abreast of any violations of the subadvisor's code.

------
29

ECONOMIES OF SCALE. The Directors review reports provided by the advisor on economies of scale for the complex as a whole and the year-over-year changes in revenue, costs, and profitability. The Directors concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. This analysis is also complicated by the additional services and content provided by the advisor and its reinvestment in its ability to provide and expand those services. Accordingly, the Directors also seek to evaluate economies of scale by reviewing other information, such as year-over-year profitability of the advisor generally, the profitability of its management of the Fund specifically, the expenses incurred by the advisor in providing various functions to the Fund, and the fees of competitive funds not managed by the advisor. The Directors believe the advisor is appropriately sharing economies of scale through its competitive fee structure, fee breakpoints as the Fund increases in size, and through reinvestment in its business to provide shareholders additional content and services.

COMPARISON TO OTHER FUNDS' FEES. The Fund pays the advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the
Fund's independent directors (including their independent legal counsel). The
Directors specifically noted that the subadvisory fees paid to the subadvisor under the subadvisory agreement were subject to arm's length negotiation between the advisor and the subadvisor and are paid by the advisor out of its unified fee.

Under the unified fee structure, the advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the
Directors' analysis of fee levels involves reviewing certain evaluative data compiled by a 15(c) Provider comparing the Fund's unified fee to the total expense ratio of other funds in the Fund's peer group. The unified fee charged to shareholders of the Fund was above the median of the total expense ratios of its peer group. The board concluded that the management fee paid by the
Fund to the advisor was reasonable in light of the services provided to the
Fund.

COMPARISON TO FEES AND SERVICES PROVIDED TO OTHER CLIENTS OF THE ADVISOR. The
Directors also requested and received information from the advisor concerning the nature of the services, fees, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The
Directors analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

------
30

COLLATERAL BENEFITS DERIVED BY THE ADVISOR. The Directors reviewed information from the advisor concerning collateral benefits it receives as a result of its relationship with the Fund. They concluded that the advisor's primary business is managing mutual funds and it generally does not use the Fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Directors noted
that the advisor receives proprietary research from broker-dealers that execute Fund portfolio transactions and concluded that this research is likely to benefit Fund shareholders. The Directors also determined that the advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Directors concluded, however, that the assets of those other clients are not material to the analysis and, in any event, are included with the assets of the Fund to determine breakpoints in the Fund's fee schedule, provided they are managed using the same investment team and strategy.

CONCLUSIONS OF THE DIRECTORS

As a result of this process, the board, including all of the independent directors, in the absence of particular circumstances and assisted by the advice of legal counsel that is independent of the advisor, taking into account all of the factors discussed above and the information provided by the advisor concluded that the investment management agreement between the Fund and the advisor is fair and reasonable in light of the services provided and should be renewed.

Additionally, the board, including all the independent directors, in the absence of particular circumstances and assisted by the advice of legal counsel that is independent of the advisor, taking into account all of the factors discussed above and the information provided by the advisor, concluded that the subadvisory agreement between the advisor and the subadvisor, on behalf of the fund, is fair and reasonable in light of the services provided and should be renewed.

------
31

ADDITIONAL INFORMATION

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain
403(b), 457 and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the fund's investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments' website at americancentury.com and on the
Securities and Exchange Commission's website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the
"About Us" page at americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at
sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in
Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling
1-800-345-2021.

------
32

INDEX DEFINITIONS

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The RUSSELL 1000® INDEX is a market-capitalization weighted, large-cap index created by Frank Russell Company to measure the performance of the 1,000 largest publicly traded U.S. companies, based on total market capitalization.

The RUSSELL 1000® GROWTH INDEX measures the performance of those Russell 1000
Index companies (the 1,000 largest publicly traded U.S. companies, based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values.

The RUSSELL 1000® VALUE INDEX measures the performance of those Russell 1000
Index companies (the 1,000 largest publicly traded U.S. companies, based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values.

The RUSSELL 2000® INDEX is a market-capitalization weighted index created by
Frank Russell Company to measure the performance of the 2,000 smallest of the
3,000 largest publicly traded U.S. companies, based on total market capitalization.

The RUSSELL 2000® GROWTH INDEX measures the performance of those Russell 2000
Index companies (the 2,000 smallest of the 3,000 largest publicly traded U.S.
companies, based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values.

The RUSSELL 2000® VALUE INDEX measures the performance of those Russell 2000
Index companies (the 2,000 smallest of the 3,000 largest publicly traded U.S.
companies, based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values.

The RUSSELL MIDCAP® INDEX measures the performance of the 800 smallest of the
1,000 largest publicly traded U.S. companies, based on total market capitalization.

The RUSSELL MIDCAP® GROWTH INDEX measures the performance of those Russell
Midcap Index companies (the 800 smallest of the 1,000 largest publicly traded
U.S. companies, based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values.

The RUSSELL MIDCAP® VALUE INDEX measures the performance of those Russell
Midcap Index companies (the 800 smallest of the 1,000 largest publicly traded
U.S. companies, based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values.

The S&P 500 INDEX is a market value-weighted index of the stocks of 500 publicly traded U.S. companies chosen for market size, liquidity, and industry group representation that are considered to be leading firms in dominant industries. Each stock's weight in the index is proportionate to its market value. Created by Standard & Poor's, it is considered to be a broad measure of
U.S. stock market performance.

------
33

NOTES

------
34

NOTES

------
35

NOTES

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36

[back cover]

[american century investments logo and text logo ®]

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE. . . . . . . . . . . . . . . . .         1-800-345-8765

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.. . . . . . . . . . . . . . . . . . . . . . . . . .                 1-800-345-3533

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FINANCIAL PROFESSIONALS, INSURANCE COMPANIES. . . . . . . .         1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF. . . . . . . . . . .         1-800-634-4113

AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.

INVESTMENT ADVISOR:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

American Century Investment Services, Inc., Distributor

©2008 American Century Proprietary Holdings, Inc. All rights reserved.

0811
CL-SAN-61620N

[front cover]

SEMIANNUAL REPORT
SEPTEMBER 30, 2008

[american century investments logo and text logo ®]

AMERICAN CENTURY INVESTMENTS

REAL ESTATE FUND

PROSPECTUS SUPPLEMENT ENCLOSED

PRESIDENT'S LETTER

JONATHAN THOMAS

[photo of Jonathan Thomas]

Dear Investor:

Thank you for taking time to review the following discussions, from our experienced portfolio management team, of the fund reporting period ended
September 30, 2008. It was a time of enormous upheaval and change. We understand and appreciate the challenges you have faced during this historic period, and share your concerns about the economy, the markets, and fund holdings. To help address these issues, I'd like to provide my perspective on how we have managed--and continue to manage--your investments in these uncertain times.

As a company, American Century Investments® is well positioned to deal with market turmoil. We are financially strong and privately held, which allows us to align our resources with your long-term investment interests. In addition, our actively managed, team-based approach allows our portfolio teams to identify attractive investment opportunities regardless of market conditions.

Our seasoned investment professionals have substantial experience and have successfully navigated previous market crises. These portfolio managers and analysts continue to use a team approach and follow disciplined investment processes designed to produce the best possible long-term results for you. For example, our equity investment teams are working closely with our fixed income group to monitor and assess credit crisis developments. The fixed income team anticipated dislocation in the credit markets and--through its disciplined processes and teamwork--helped reduce our exposure to investments that suffered substantial losses.

How soon a sustainable recovery will occur is uncertain. But I am certain of this: Since 1958, we've demonstrated a consistent ability to execute solid, long-term investment strategies and the discipline to remain focused during times of volatility or shifts in the markets. We've stayed true to our principles, especially our belief that your success is the ultimate measure of our success.

Thank you for your continued confidence in us.

Sincerely,

/s/Jonathan Thomas

Jonathan S. Thomas
President and Chief Executive Officer
American Century Investments

     Market Perspective. . . . . . . . . . . . . . . . . . . . . . . . . .      2
      U.S. Stock Index Returns . . . . . . . . . . . . . . . . . . . . . .      2

REAL ESTATE

FINANCIAL STATEMENTS

OTHER INFORMATION

The opinions expressed in the Market Perspective and the Portfolio Commentary
reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century Investments or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments'
knowledge, such information is accurate at the time of printing.

MARKET PERSPECTIVE

[photo of Chief Investment Officer]

By Enrique Chang, Chief Investment Officer, American Century Investments

AN OLD-FASHIONED FINANCIAL CRISIS

The six months ended September 30, 2008, represented a tumultuous period for the U.S. equity market. Continued deterioration in the credit environment and a deepening liquidity crisis--ignited by last year's mortgage-market meltdown--led to an increasingly urgent need for capital at many major financial companies. By September, the crisis reached a tipping point as a number of major financial institutions filed for bankruptcy, sold out to competitors to avoid insolvency, or were taken over by the federal government.

The financial crisis had a detrimental impact on an already weak U.S. economy.
Steady job losses pushed the unemployment rate up to a five-year high, consumer spending began to decline, and mortgage foreclosures and delinquencies rose markedly. In addition, as the crisis spread around the world, the likelihood of diminishing global economic activity increased. On the positive side, the slowing economic environment brought the prices of energy and other commodities down sharply from record highs reached during the summer.

The troubling financial and economic news led to an unprecedented level of stock market turbulence. Day-to-day volatility increased dramatically as investor confidence faltered, producing a market storm that has not been seen since the 1930s. As the accompanying table shows, stocks were mostly down across the board for the six-month period, though small-cap shares held up considerably better than their mid- and large-cap peers.

INTERVENTION AND RESILIENCY

As business and economic conditions worsened, intervention increased. The U.S.
government and the Federal Reserve have provided extraordinary levels of fiscal and monetary assistance, and other central banks and governments are likely to contribute additional stimulus in the months ahead.

Furthermore, downturns play the sometimes necessary role of correcting past market misbehavior and eliminating excesses and inefficiencies. The current downturn was years in the making, so it may take some time before we are firmly on the road to recovery. However, we remain confident in the stock market's long-term resiliency.

U.S. Stock Index Returns
For the six months ended September 30, 2008*
RUSSELL 1000 INDEX (LARGE-CAP)           -11.06%
Russell 1000 Value Index                 -11.10%
Russell 1000 Growth Index                -11.23%
RUSSELL MIDCAP INDEX                     -10.58%
Russell Midcap Value Index                -7.46%
Russell Midcap Growth Index              -13.93%
RUSSELL 2000 INDEX (SMALL-CAP)            -0.54%
Russell 2000 Value Index                   1.24%
Russell 2000 Growth Index                 -2.83%

* Total returns for periods less than one year are not annualized.

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2

PERFORMANCE
Real Estate

Total Returns as of September 30, 2008
                                             Average Annual Returns
                    6                               10         Since      Inception
                    months(1)    1 year   5 years    years   Inception      Date

INVESTOR CLASS        -1.39%    -12.37%    13.44%   13.23%     13.60%    9/21/95(2)

MSCI US REIT INDEX    -0.35%    -11.63%    13.19%   12.38%   12.44%(3)       --

Institutional
Class                 -1.29%    -12.18%    13.66%   13.47%     11.54%      6/16/97

A Class(4)
 No sales
 charge*              -1.47%    -12.57%    13.18%     --       13.77%
 With sales
 charge*              -7.13%    -17.60%    11.85%     --       13.09%      10/6/98

B Class
 No sales
 charge*              -1.85%    -13.21%      --       --      -13.11%
 With sales
 charge*              -6.85%    -17.21%      --       --      -17.08%      9/28/07

C Class
 No sales
 charge*              -1.85%    -13.21%      --       --      -13.11%
 With sales
 charge*              -2.83%    -13.21%      --       --      -13.11%      9/28/07

R Class               -1.59%    -12.78%      --       --      -12.69%      9/28/07

* Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge for equity funds and may be subject to a maximum CDSC of 1.00%. B
Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1) Total returns for periods less than one year are not annualized.

(2) The inception date for RREEF Real Estate Securities Fund, Real Estate's predecessor. That fund merged with Real Estate on 6/13/97 and Real Estate was first offered to the public on 6/16/97.

(3) Since 9/30/95, the date nearest the Investor Class's inception for which data are available.

(4) Prior to September 4, 2007, the A Class was referred to as the Advisor
Class. Performance, with sales charge, prior to that date has been adjusted to reflect the A Class's current sales charge.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. The fund may be subject to certain risks similar to those associated with direct investment in real estate including but not limited to:
local or regional economic conditions, changes in zoning laws, changes in property values, property tax increases, overbuilding, increased competition, environmental contamination, natural disasters and interest rate risk.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
3

Real Estate

Growth of $10,000 Over 10 Years

$10,000 investment made September 30, 1998

One-Year Returns Over 10 Years
Periods ended September 30
               1999     2000     2001     2002    2003    2004     2005     2006     2007     2008

Investor
Class         -2.94%   21.61%   10.96%   9.78%   28.35%  25.40%   25.88%   28.40%   5.84%   -12.37%

MSCI US
REIT Index    -5.88%   21.25%   11.62%   8.56%   25.11%  24.85%   27.10%   26.56%   4.67%   -11.63%

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. The fund may be subject to certain risks similar to those associated with direct investment in real estate including but not limited to:
local or regional economic conditions, changes in zoning laws, changes in property values, property tax increases, overbuilding, increased competition, environmental contamination, natural disasters and interest rate risk.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
4

PORTFOLIO COMMENTARY
Real Estate

Portfolio Manager: Kay Herr

PERFORMANCE SUMMARY

Real Estate returned -1.39%* for the six months ended September 30, 2008. By comparison, its benchmark--the MSCI US REIT Index--returned -0.35%. Both the fund and its benchmark significantly outperformed the -10.87% return of the
S&P 500 Index**, a broad stock market measure. (See the previous page for additional performance details.)

The portfolio's performance during the reporting period--as well as that of its benchmark-- masked a high level of volatility in the real estate investment trust (REIT) market, which was driven by the series of arguably unprecedented events that beset the financial market. The period was marked by brokers continuing to report write-downs. In June, Lehman Brothers wrote down its stake in the 2007 privatization of Archstone-Smith, an apartment REIT.
Post Properties, a long-rumored takeover candidate, announced that they had concluded their review of a privatization or sale without any offers in June, in retrospect arguably marking the end of the privatization wave. The period ended on the heels of the failure of Lehman Brothers, the government rescue of
AIG, and debate over the Troubled Asset Relief Program (TARP). REITs spent most of the latter part of the period trading largely in sync with financials.

RESIDENTIAL AND RETAIL SECTORS HURT

The portfolio underperformed its benchmark during the period, hampered by stock selection in the residential and retail sectors. The largest stock-specific detractors were overweight positions in ProLogis and Colonial
Properties Trust. Shares of ProLogis, the world's largest owner and developer of warehouse and distribution centers, suffered over the period as the potential impact of a global slowdown on its overseas operations and a slowdown in U.S. industrial sector fundamentals resulted in a downward revision of the company's 2008 and 2009 earnings guidance. While the company combats market uncertainty in the U.S., its global footprint and access to capital both for its core operations and funds give us confidence in its ability to outperform. Colonial Properties has underperformed its apartment peers significantly due to concerns about its ability to sustain its dividend while trying to deleverage its balance sheet in this challenging economic environment. We maintained an overweight in the position due to its attractive valuation and dividend yield even after a potential reduction, as well as its exposure to markets like Texas and Colorado that are still generating job growth.

Top Ten Holdings as of September 30, 2008
                                     % of net assets as of    % of net assets as
                                            9/30/08               of 3/31/08
Simon Property Group, Inc.                   10.3%                   9.3%
ProLogis                                      6.7%                   6.0%
Kimco Realty Corp.                            5.6%                   6.2%
Vornado Realty Trust                          4.7%                   1.9%
AvalonBay Communities Inc.                    4.1%                   1.1%
Boston Properties Inc.                        3.9%                   3.0%
Apartment Investment and
Management Co. Cl A                           3.9%                   5.4%
Digital Realty Trust Inc.                     3.8%                   3.6%
Ventas, Inc.                                  3.6%                   3.1%
Liberty Property Trust                        3.6%                   4.0%

* All fund returns referenced in this commentary are for Investor Class shares. Total returns for periods less than one year are not annualized.

** The S&P 500 Index returned -21.98%, 5.17% and 3.06% for the one-, five- and ten-year periods ended September 30, 2008, respectively.

------
5

Real Estate

OFFICE/INDUSTRIAL REITS HELPED

On the upside, the portfolio benefited overall from stock selection in the office/industrial and "other" sectors. The biggest stock-specific contributors were overweight positions in Digital Realty Trust and Liberty Property Trust.
Digital Realty owns and develops technology-related properties, primarily data centers, in markets across the U.S. and overseas. The company reported strong first-quarter earnings amid continued confidence in both demand prospects and leasing activity for data-center space despite challenging economic conditions. Specialty REITs like Digital Realty have outperformed the broader office universe due to the belief that prospects for their niche exceed those of the overall sector. Liberty Property, the owner of a suburban industrial and office portfolio, rallied due to its attractive valuation and a recent joint venture on a major development that addressed financing concerns.
Moreover, investors have shown interest in companies with lower exposure to markets with lower employment concentration in financial services.

OUTLOOK

The level of transactional volume in the direct real estate market remains subdued, resulting in uncertainty over current valuations in the private market. Commercial real estate cash flows remain relatively resilient, but this should not be interpreted as a sign of economic strength as real estate has always been a lagging indicator. We don't expect REITs to make a sustained rally until the financial-market crisis is resolved and the scale of direct real estate repricing is determined. With the credit liquidity crisis continuing to weigh on both the U.S. economy and REIT market, we expect continued volatility over the next couple of quarters.

J.P. MORGAN INVESTMENT MANAGEMENT, INC. HAS BEEN SERVING AS SUBADVISOR FOR
AMERICAN CENTURY REAL ESTATE FUND, BUT EFFECTIVE NOVEMBER 17, 2008, AMERICAN
CENTURY INVESTMENTS WILL BRING THE MANAGEMENT OF THIS PORTFOLIO IN-HOUSE,
UNDER THE LEADERSHIP OF A NEW PORTFOLIO MANAGER. STEVEN R. BROWN JOINS OUR
FIRM NOVEMBER 10 AS VICE PRESIDENT AND SENIOR PORTFOLIO MANAGER. MR. BROWN HAS
21 YEARS OF INDUSTRY EXPERIENCE, ALL FOCUSED ON THE REAL ESTATE SECTOR. HE
MOST RECENTLY SERVED AS GLOBAL HEAD OF REAL ESTATE SECURITIES AT NEUBERGER
BERMAN, LLC, IN NEW YORK.

Industry Allocation
                                   % of net assets as of    % of net assets as of
                                          9/30/08                  3/31/08
Retail REITs                               30.0%                    30.5%
Office REITs                               17.9%                    17.8%
Specialized REITs                          15.7%                    17.5%
Residential REITs                          13.5%                    12.3%
Diversified REITs                          10.2%                    8.7%
Industrial REITs                            9.9%                    8.8%
Wireless Telecommunication
Services                                    0.8%                     --
Homebuilding                                 --                     0.5%
Cash and Equivalents(1)                     2.0%                    3.9%

(1) Includes temporary cash investments, securities lending collateral and other assets and liabilities.

Types of Investments in Portfolio
                                 % of net assets as of     % of net assets as of
                                        9/30/08                   3/31/08
Common Stocks                            98.0%                     96.1%
Temporary Cash Investments                1.6%                      3.4%
Other Assets and
Liabilities(2)                            0.4%                      0.5%

(2) Includes securities lending collateral and other assets and liabilities.

------
6

SHAREHOLDER FEE EXAMPLE (UNAUDITED)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2008 to September 30, 2008.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or
Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than
$10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all PERSONAL ACCOUNTS (including American Century
Investments Brokerage accounts) registered under your Social Security number.
PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs
(including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and
certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

------
7

                                                    Expenses Paid
                      Beginning        Ending      During Period*
                       Account     Account Value      4/1/08 -        Annualized
                    Value 4/1/08      9/30/08          9/30/08      Expense Ratio*
ACTUAL

Investor Class         $1,000         $986.10           $5.68           1.14%

Institutional
Class                  $1,000         $987.10           $4.68           0.94%

A Class                $1,000         $985.30           $6.92           1.39%

B Class                $1,000         $981.50          $10.63           2.14%

C Class                $1,000         $981.50          $10.63           2.14%

R Class                $1,000         $984.10           $8.16           1.64%

HYPOTHETICAL

Investor Class         $1,000        $1,019.35          $5.77           1.14%

Institutional
Class                  $1,000        $1,020.36          $4.76           0.94%

A Class                $1,000        $1,018.10          $7.03           1.39%

B Class                $1,000        $1,014.34         $10.81           2.14%

C Class                $1,000        $1,014.34         $10.81           2.14%

R Class                $1,000        $1,016.85          $8.29           1.64%

* Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

------
8

SCHEDULE OF INVESTMENTS
Real Estate

SEPTEMBER 30, 2008 (UNAUDITED)

Shares                                                                       Value

Common Stocks -- 98.0%

DIVERSIFIED REITS -- 10.2%
          1,410,010  Colonial Properties Trust                        $ 26,353,089
          1,322,934  Liberty Property Trust                             49,808,465
            709,280  Vornado Realty Trust                               64,509,016
                                                                    --------------
                                                                       140,670,570
                                                                    --------------
INDUSTRIAL REITS -- 9.9%
            668,300  AMB Property Corp.                                 30,273,990
          1,877,100  DCT Industrial Trust Inc.                          14,059,479
          2,222,600  ProLogis                                           91,726,702
                                                                    --------------
                                                                       136,060,171
                                                                    --------------
OFFICE REITS -- 17.9%
            439,100  Alexandria Real Estate Equities, Inc.              49,653,428
            578,840  Boston Properties Inc.                             54,214,154
            525,900  Brandywine Realty Trust                             8,430,177
          1,094,550  Digital Realty Trust Inc.                          51,717,488
          1,860,712  Duke Realty Corporation                            45,736,301
            452,900  Kilroy Realty Corp.                                21,644,091
            401,010  Mack-Cali Realty Corp.                             13,582,209
            108,700  Maguire Properties, Inc.                              647,852
                                                                    --------------
                                                                       245,625,700
                                                                    --------------
RESIDENTIAL REITS -- 13.5%
          1,537,059  Apartment Investment and Management Co. Cl A       53,827,806
            574,000  AvalonBay Communities Inc.                         56,493,080
            740,900  Camden Property Trust                              33,977,674
            206,600  Equity Residential                                  9,175,106
            218,100  Essex Property Trust, Inc.                         25,807,773
             46,100  Mid-America Apartment Communities Inc.              2,265,354
            144,100  UDR, Inc.                                           3,768,215
                                                                    --------------
                                                                       185,315,008
                                                                    --------------
RETAIL REITS -- 30.0%
            305,300  CBL & Associates Properties, Inc.                   6,130,424
          1,405,900  Developers Diversified Realty Corp.                44,552,971
          1,158,490  General Growth Properties, Inc.                    17,493,199
          2,072,899  Kimco Realty Corp.                                 76,572,889
            668,744  Macerich Co. (The)                                 42,565,556
          1,983,529  National Retail Properties, Inc.                   47,505,520
            461,700  Realty Income Corp.                                11,819,520
          1,461,966  Simon Property Group, Inc.                        141,810,701
            112,800  Taubman Centers Inc.                                5,640,000
            535,582  Weingarten Realty Investors                        19,104,210
                                                                    --------------
                                                                       413,194,990
                                                                    --------------

Shares                                                                       Value

SPECIALIZED REITS -- 15.7%
            394,800  Extra Space Storage Inc.                          $ 6,064,128
            735,100  HCP, Inc.                                          29,499,563
            627,690  Hospitality Properties Trust                       12,880,199
          2,754,925  Host Hotels & Resorts Inc.                         36,612,953
            440,989  Public Storage, Inc.                               43,662,321
          1,405,500  Senior Housing Properties Trust                    33,493,065
             75,050  Sovran Self Storage, Inc.                           3,371,997
          1,011,700  Ventas, Inc.                                       49,998,213
                                                                    --------------
                                                                       215,582,439
                                                                    --------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.8%
            379,500  Crown Castle International Corp.(1)                10,994,115
                                                                    --------------
TOTAL COMMON STOCKS
(Cost $1,330,401,222)                                                1,347,442,993
                                                                    --------------

Temporary Cash Investments -- 1.6%

Repurchase Agreement, Deutsche Bank Securities, Inc.,
(collateralized by various U.S. Treasury obligations, 7.125%,
2/15/23, valued at $22,122,465), in a joint trading account at
0.40%, dated 9/30/08, due 10/1/08 (Delivery value $21,700,241)
(Cost $21,700,000)                                                      21,700,000
                                                                    --------------
TOTAL INVESTMENT SECURITIES -- 99.6%
(Cost $1,352,101,222)                                                1,369,142,993
                                                                    --------------
OTHER ASSETS AND LIABILITIES -- 0.4%                                     5,652,470
                                                                    --------------
TOTAL NET ASSETS -- 100.0%                                          $1,374,795,463
                                                                    ==============

Notes to Schedule of Investments

REIT = Real Estate Investment Trust

(1) Non-income producing.

See Notes to Financial Statements.

------
9

STATEMENT OF ASSETS AND LIABILITIES

SEPTEMBER 30, 2008 (UNAUDITED)
ASSETS

Investment securities, at value (cost of $1,352,101,222)            $1,369,142,993

Foreign currency holdings, at value (cost of $6,138)                         6,142

Receivable for investments sold                                         19,937,871

Receivable for capital shares sold                                          15,320

Dividends and interest receivable                                        4,492,179
                                                                    --------------
                                                                     1,393,594,505
                                                                    --------------

LIABILITIES

Disbursements in excess of demand deposit cash                           5,252,884

Payable for investments purchased                                       12,151,865

Payable for capital shares redeemed                                         71,743

Accrued management fees                                                  1,271,052

Distribution fees payable                                                      258

Service fees (and distribution fees -- A Class and R Class)
payable                                                                     51,240
                                                                    --------------
                                                                        18,799,042
                                                                    --------------

NET ASSETS                                                          $1,374,795,463
                                                                    ==============

See Notes to Financial Statements.

------
10

SEPTEMBER 30, 2008 (UNAUDITED)
NET ASSETS CONSIST OF:

Capital (par value and paid-in surplus)                             $1,528,290,168

Undistributed net investment income                                      4,690,378

Accumulated net realized loss on investment and foreign currency
transactions                                                         (175,226,858)

Net unrealized appreciation on investments and translation of
assets and liabilities in foreign currencies                            17,041,775
                                                                    --------------
                                                                    $1,374,795,463
                                                                    ==============

INVESTOR CLASS, $0.01 PAR VALUE

Net assets                                                            $905,537,559

Shares outstanding                                                      42,655,747

Net asset value per share                                                   $21.23

INSTITUTIONAL CLASS, $0.01 PAR VALUE

Net assets                                                            $223,893,843

Shares outstanding                                                      10,532,843

Net asset value per share                                                   $21.26

A CLASS, $0.01 PAR VALUE

Net assets                                                            $244,763,762

Shares outstanding                                                      11,514,548

Net asset value per share                                                   $21.26

Maximum offering price (net asset value divided by 0.9425)                  $22.56

B CLASS, $0.01 PAR VALUE

Net assets                                                                 $55,471

Shares outstanding                                                           2,622

Net asset value per share                                                   $21.16

C CLASS, $0.01 PAR VALUE

Net assets                                                                $405,047

Shares outstanding                                                          19,143

Net asset value per share                                                   $21.16

R CLASS, $0.01 PAR VALUE

Net assets                                                                $139,781

Shares outstanding                                                           6,591

Net asset value per share                                                   $21.21

See Notes to Financial Statements.

------
11

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2008 (UNAUDITED)
INVESTMENT INCOME (LOSS)

INCOME:

Dividends                                                             $ 21,157,718

Interest                                                                   370,127

Securities lending, net                                                    128,652
                                                                     -------------
                                                                        21,656,497
                                                                     -------------

EXPENSES:

Management fees                                                          7,682,949

Distribution fees:

 B Class                                                                       141

 C Class                                                                     1,159

Service fees:

 B Class                                                                        47

 C Class                                                                       386

Distribution and service fees:

 A Class                                                                   319,877

 R Class                                                                       160

Directors' fees and expenses                                                24,663

Other expenses                                                               3,725
                                                                     -------------
                                                                         8,033,107
                                                                     -------------

NET INVESTMENT INCOME (LOSS)                                            13,623,390
                                                                     -------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) on investment and foreign currency
transactions                                                          (34,652,885)

Change in net unrealized appreciation (depreciation) on
investments and translation of assets and liabilities in foreign
currencies                                                             (2,242,493)
                                                                     -------------

NET REALIZED AND UNREALIZED GAIN (LOSS)                               (36,895,378)
                                                                     -------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS      $(23,271,988)
                                                                     =============

See Notes to Financial Statements.

------
12

STATEMENT OF CHANGES IN NET ASSETS

SIX MONTHS ENDED SEPTEMBER 30, 2008 (UNAUDITED) AND YEAR ENDED MARCH 31, 2008
                                                   September 30,
Increase (Decrease) in Net Assets                           2008    March 31, 2008

OPERATIONS

Net investment income (loss)                        $ 13,623,390      $ 26,690,825

Net realized gain (loss)                            (34,652,885)     (130,456,267)

Change in net unrealized appreciation
(depreciation)                                       (2,242,493)     (236,332,792)
                                                  --------------   ---------------
Net increase (decrease) in net assets
resulting from operations                           (23,271,988)     (340,098,234)
                                                  --------------   ---------------

DISTRIBUTIONS TO SHAREHOLDERS

From net investment income:

 Investor Class                                      (5,987,114)      (21,143,716)

 Institutional Class                                 (1,771,238)       (5,215,050)

 A Class                                             (1,170,781)       (6,187,601)

 B Class                                                   (157)             (162)

 C Class                                                 (1,145)             (186)

 R Class                                                   (506)             (171)

From net realized gains:

 Investor Class                                                -     (138,287,089)

 Institutional Class                                           -      (31,745,958)

 A Class                                                       -      (47,058,947)

 B Class                                                       -           (4,266)

 C Class                                                       -           (4,409)

 R Class                                                       -           (3,591)
                                                  --------------   ---------------
Decrease in net assets from distributions            (8,930,941)     (249,651,146)
                                                  --------------   ---------------

CAPITAL SHARE TRANSACTIONS

Net increase (decrease) in net assets from
capital share transactions                            88,465,271     (549,465,923)
                                                  --------------   ---------------

NET INCREASE (DECREASE) IN NET ASSETS                 56,262,342   (1,139,215,303)

NET ASSETS

Beginning of period                                1,318,533,121     2,457,748,424
                                                  --------------   ---------------
End of period                                     $1,374,795,463   $ 1,318,533,121
                                                  ==============   ===============

Accumulated undistributed net investment
income (loss)                                         $4,690,378          $(2,071)
                                                  ==============   ===============

See Notes to Financial Statements.

------
13

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2008 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Capital Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. Real Estate Fund (the fund) is one fund in a series issued by the corporation. The fund is nondiversified under the 1940 Act. The fund's investment objective is to seek high total investment return through a combination of capital appreciation and current income. The fund pursues its objective by investing primarily in securities issued by real estate investment trusts and in the securities of companies which are principally engaged in the real estate industry. The following is a summary of the fund's significant accounting policies.

MULTIPLE CLASS -- The fund is authorized to issue the Investor Class, the
Institutional Class, the A Class (formerly Advisor Class), the B Class, the C
Class and the R Class. The A Class may incur an initial sales charge. The A
Class, B Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective distribution and shareholder servicing expenses and arrangements. All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes.
Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets. Sale of the B Class, C Class and R Class commenced on
September 28, 2007.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund's net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

SECURITY TRANSACTIONS -- For financial reporting purposes, security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

SECURITIES ON LOAN -- The fund may lend portfolio securities through its lending agent to certain approved borrowers in order to earn additional income. The income earned, net of any rebates or fees, is included in the
Statement of Operations. The fund continues to recognize any gain or loss in the market price of the securities loaned and records any interest earned or dividends declared.

------
14

FOREIGN CURRENCY TRANSACTIONS -- All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. For assets and liabilities, other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates.

Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on investment transactions and unrealized appreciation
(depreciation) on investments, respectively. Certain countries may impose taxes on the contract amount of purchases and sales of foreign currency contracts in their currency. The fund records the foreign tax expense, if any, as a reduction to the net realized gain (loss) on foreign currency transactions.

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the
investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the
Securities and Exchange Commission, the fund, along with other registered investment companies having management agreements with ACIM or American
Century Global Investment Management, Inc. (ACGIM), may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or
Agency obligations.

INCOME TAX STATUS -- It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. The fund has adopted the provisions of Financial Accounting
Standards Board Interpretation No. 48, "Accounting for Income Taxes" during the current fiscal year. The fund is no longer subject to examination by tax authorities for years prior to 2005. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes. Interest and penalties associated with any federal or state income tax obligations, if any, are recorded as interest expense.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income are declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

INDEMNIFICATIONS -- Under the corporation's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund.
The risk of material loss from such claims is considered by management to be remote.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

------
15

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee)
per class. The Agreement provides that all expenses of the fund, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered "interested persons" as defined in the 1940 Act
(including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the specific class of shares of the fund and paid monthly in arrears. For funds with a stepped fee schedule, the rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account all of the investment advisor's assets under management in the fund's investment strategy
(strategy assets) to calculate the appropriate fee rate for the fund. The strategy assets include the fund's assets and the assets of other clients of the investment advisor that are not in the American Century Investments family of funds, but that have the same investment team and investment strategy. The annual management fee schedule for the fund ranges from 1.05% to 1.20% for the
Investor Class, A Class, B Class, C Class and R Class. The Institutional Class
is 0.20% less at each point within the range. The effective annual management fee for each class of the fund for the six months ended September 30, 2008 was
1.14%, 0.94%, 1.14%, 1.14%, 1.14% and 1.14% for the Investor Class,
Institutional Class, A Class, B Class, C Class and R Class, respectively.

DISTRIBUTION AND SERVICE FEES -- The Board of Directors has adopted a separate
Master Distribution and Individual Shareholder Services Plan for each of the A
Class, B Class, C Class and R Class (collectively the plans), pursuant to Rule
12b-1 of the 1940 Act. The plan provides that the A Class will pay American
Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the B Class and the C Class will each pay
ACIS an annual distribution fee of 0.75% and service fee of 0.25%. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plan during the six months ended September 30, 2008, are detailed in the Statement of Operations.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of
American Century Companies, Inc. (ACC), the parent of the corporation's investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation's transfer agent, American Century Services, LLC.

ACIM has entered into a Subadvisory Agreement with J.P. Morgan Investment
Management, Inc. (JPMIM) on behalf of the fund. The subadvisor makes investment decisions for the fund in accordance with the fund's investment objectives, policies, and restrictions under the supervision of ACIM and the
Board of Directors. ACIM pays all costs associated with retaining JPMIM as the subadvisor of the fund. JPMIM is a wholly owned subsidiary of J.P. Morgan
Chase & Co. (JPM). JPM is an equity investor in ACC. The fund has a securities lending agreement with JPMorgan Chase Bank (JPMCB). JPMCB is a custodian of the fund and a wholly owned subsidiary of JPM.

3. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, excluding short-term investments, for the six months ended September 30, 2008, were $534,579,417 and $400,246,795, respectively.

------
16

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the fund were as follows:

                                  Six months ended
                                September 30, 2008    Year ended March 31, 2008(1)
                            Shares          Amount         Shares           Amount
INVESTOR
CLASS/SHARES
AUTHORIZED             125,000,000                    125,000,000
                       ===========                   ============
Sold                     9,267,205   $ 203,764,755     14,161,256    $ 359,902,447

Issued in
reinvestment of
distributions              253,692       5,437,797      6,214,862      140,796,874

Redeemed               (6,736,450)   (146,343,133)   (31,199,553)    (852,159,766)
                       -----------   -------------   ------------   --------------
                         2,784,447      62,859,419   (10,823,435)    (351,460,445)
                       -----------   -------------   ------------   --------------

INSTITUTIONAL
CLASS/SHARES
AUTHORIZED              50,000,000                     50,000,000
                       ===========                   ============
Sold                     2,058,624      44,934,594      2,096,335       52,082,339

Issued in
reinvestment of
distributions               75,644       1,625,613      1,510,649       34,353,181

Redeemed                 (859,706)    (18,445,594)    (6,418,105)    (176,831,718)
                       -----------   -------------   ------------   --------------
                         1,274,562      28,114,613    (2,811,121)     (90,396,198)
                       -----------   -------------   ------------   --------------

A CLASS/SHARES
AUTHORIZED              50,000,000                     50,000,000
                       ===========                   ============
Sold                     2,305,747      50,547,241      3,823,982      101,152,569

Issued in
reinvestment of
distributions               53,469       1,144,220      2,298,933       52,033,616

Redeemed               (2,530,761)    (54,703,402)    (9,982,652)    (260,936,432)
                       -----------   -------------   ------------   --------------
                         (171,545)     (3,011,941)    (3,859,737)    (107,750,247)
                       -----------   -------------   ------------   --------------

B CLASS/SHARES
AUTHORIZED              20,000,000                     20,000,000
                       ===========                   ============
Sold                         1,215          25,529          1,314           35,689

Issued in
reinvestment of
distributions                    7             157            199            4,428

Redeemed                     (113)         (2,597)             --               --
                       -----------   -------------   ------------   --------------
                             1,109          23,089          1,513           40,117
                       -----------   -------------   ------------   --------------

C CLASS/SHARES
AUTHORIZED              20,000,000                     20,000,000
                       ===========                   ============
Sold                        17,475         391,820          2,673           64,147

Issued in
reinvestment of
distributions                   41             883            207            4,595

Redeemed                   (1,253)        (27,139)             --               --
                       -----------   -------------   ------------   --------------
                            16,263         365,564          2,880           68,742
                       -----------   -------------   ------------   --------------

R CLASS/SHARES
AUTHORIZED              20,000,000                     20,000,000
                       ===========                   ============
Sold                         5,394         114,209          1,030           28,645

Issued in
reinvestment of
distributions                   21             456            169            3,762

Redeemed                       (7)           (138)           (16)            (299)
                       -----------   -------------   ------------   --------------
                             5,408         114,527          1,183           32,108
                       -----------   -------------   ------------   --------------
Net increase
(decrease)               3,910,244    $ 88,465,271   (17,488,717)   $(549,465,923)
                       ===========   =============   ============   ==============

(1) September 28, 2007 (commencement of sale) through March 31, 2008 for the B
Class, C Class and R Class.

5. SECURITIES LENDING

As of September 30, 2008, the fund did not have any securities on loan. JPMCB receives and maintains collateral in the form of cash and/or acceptable securities as approved by ACIM. Cash collateral is invested in authorized investments by the lending agent in a pooled account. The value of cash collateral received at period end is disclosed in the Statement of Assets and
Liabilities and investments made with the cash by the lending agent are listed in the Schedule of Investments. Any deficiencies or excess of collateral must be delivered or transferred by the member firms no later than the close of business on the next business day. The fund's risks in securities lending are that the borrower may not provide additional collateral when required or return the securities when due. If the borrower defaults, receipt of the collateral by the fund may be delayed or limited.

------
17

6. FAIR VALUE MEASUREMENTS

The fund's securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the
United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

* Level 1 valuation inputs consist of actual quoted prices based on an active market;

* Level 2 valuation inputs consist of significant direct or indirect observable market data; or

* Level 3 valuation inputs consist of significant unobservable inputs such as the fund's own assumptions.

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund's securities as of September 30, 2008:

Valuation Inputs                                    Value of Investment Securities
Level 1 -- Quoted Prices                                    $1,347,442,993
Level 2 -- Other Significant Observable Inputs                21,700,000
Level 3 -- Significant Unobservable Inputs                        --
                                                            --------------
                                                            $1,369,142,993
                                                            ==============

7. BANK LINE OF CREDIT

The fund, along with certain other funds managed by ACIM or ACGIM, has a
$500,000,000 unsecured bank line of credit agreement with Bank of America,
N.A. The fund may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement, which is subject to annual renewal, bear interest at the Federal Funds rate plus 0.40%. The fund did not borrow from the line during the six months ended September 30, 2008.

8. RISK FACTORS

The fund concentrates its investments in a narrow segment of the total market.
Because of this, the fund is subject to certain additional risks as compared to investing in a more diversified portfolio of investments. The fund may be subject to certain risks similar to those associated with direct investment in real estate including but not limited to: local or regional economic conditions, changes in zoning laws, changes in property values, property tax increases, overbuilding, increased competition, environmental contamination, natural disasters, and interest rate risk.

------
18

9. FEDERAL TAX INFORMATION

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of September 30, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                          $1,413,702,099
                                                         ==============
Gross tax appreciation of investments                     $ 100,049,505

Gross tax depreciation of investments                     (144,608,611)
                                                         --------------
Net tax appreciation (depreciation) of investments       $ (44,559,106)
                                                         ==============

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of March 31, 2008, the fund had capital and currency loss deferrals of
$(81,457,100) and $(2,071), respectively, which represent net capital and foreign currency losses incurred in the five-month period ended March 31,
2008. The fund has elected to treat such losses as having been incurred in the following fiscal year for federal income tax purposes.

10. CORPORATE EVENT

Effective November 17, 2008, ACIM will terminate the Subadvisory Agreement with JPMIM on behalf of the fund. ACIM will assume the responsibilities performed by the subadvisor. The termination of the Subadvisory Agreement was approved by the Board of Directors on October 9, 2008.

11. RECENTLY ISSUED ACCOUNTING STANDARDS

The Financial Accounting Standards Board (FASB) issued Statement of Financial
Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), in
September 2006, which is effective for fiscal years beginning after November
15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands the required financial statement disclosures about fair value measurements. The adoption of FAS 157 does not materially impact the determination of fair value.

In March 2008, the FASB issued Statement of Financial Accounting Standards No.
161, "Disclosures about Derivative Instruments and Hedging Activities -- an amendment of FASB Statement No. 133" (FAS 161). FAS 161 is effective for fiscal years beginning after November 15, 2008. FAS 161 amends and expands disclosures about derivative instruments and hedging activities. FAS 161 requires qualitative disclosures about the objectives and strategies of derivative instruments, quantitative disclosures about the fair value amounts of and gains and losses on derivative instruments, and disclosures of credit-risk-related contingent features in hedging activities. Management is currently evaluating the impact that adopting FAS 161 will have on the financial statement disclosures.

------
19

FINANCIAL HIGHLIGHTS
Real Estate

Investor Class
For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
                     2008(1)        2008         2007        2006       2005        2004
PER-SHARE DATA

Net Asset Value,
Beginning of
Period                $21.67      $31.37       $29.00      $23.24     $23.09      $15.83
                      ------      ------       ------      ------     ------      ------
Income From
Investment
Operations

 Net
 Investment
 Income
 (Loss)(2)              0.22        0.43         0.53        0.53       0.46        0.46

 Net Realized
 and
 Unrealized
 Gain (Loss)          (0.52)      (5.53)         5.70        8.44       1.79        7.49
                      ------      ------       ------      ------     ------      ------
 Total From
 Investment
 Operations           (0.30)      (5.10)         6.23        8.97       2.25        7.95
                      ------      ------       ------      ------     ------      ------
Distributions

 From Net
 Investment
 Income               (0.14)      (0.51)       (0.49)      (0.49)     (0.46)      (0.54)

 From Net
 Realized
 Gains                    --      (4.09)       (3.37)      (2.72)     (1.64)      (0.15)
                      ------      ------       ------      ------     ------      ------
 Total
 Distributions        (0.14)      (4.60)       (3.86)      (3.21)     (2.10)      (0.69)
                      ------      ------       ------      ------     ------      ------
Net Asset Value,
End of Period         $21.23      $21.67       $31.37      $29.00     $23.24      $23.09
                      ======      ======       ======      ======     ======      ======

TOTAL RETURN(3)      (1.39)%    (16.60)%       22.02%      40.65%      9.53%      50.97%

RATIOS/SUPPLEMENTAL DATA

Ratio of
Operating
Expenses to
Average Net
Assets              1.14%(4)       1.14%        1.13%       1.15%      1.16%       1.17%

Ratio of Net
Investment
Income (Loss)
to Average Net
Assets              1.98%(4)       1.60%        1.72%       2.00%      1.88%       2.28%

Portfolio
Turnover Rate            30%        153%         197%        177%       171%        158%

Net Assets, End
of Period (in
thousands)          $905,538    $864,011   $1,590,428    $986,526   $522,676    $393,604

(1) Six months ended September 30, 2008 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------
20

Real Estate

Institutional Class
For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
                      2008(1)       2008       2007      2006       2005      2004
PER-SHARE DATA

Net Asset Value,
Beginning of
Period                 $21.71     $31.41     $29.03    $23.25     $23.10    $15.85
                       ------     ------     ------    ------     ------    ------
Income From
Investment
Operations

 Net
 Investment
 Income
 (Loss)(2)               0.24       0.48       0.59      0.59       0.44      0.51

 Net Realized
 and
 Unrealized
 Gain (Loss)           (0.52)     (5.54)       5.71      8.45       1.86      7.47
                       ------     ------     ------    ------     ------    ------
 Total From
 Investment
 Operations            (0.28)     (5.06)       6.30      9.04       2.30      7.98
                       ------     ------     ------    ------     ------    ------
Distributions

 From Net
 Investment
 Income                (0.17)     (0.55)     (0.55)    (0.54)     (0.51)    (0.58)

 From Net
 Realized
 Gains                     --     (4.09)     (3.37)    (2.72)     (1.64)    (0.15)
                       ------     ------     ------    ------     ------    ------
 Total
 Distributions         (0.17)     (4.64)     (3.92)    (3.26)     (2.15)    (0.73)
                       ------     ------     ------    ------     ------    ------

Net Asset Value,
End of Period          $21.26     $21.71     $31.41    $29.03     $23.25    $23.10
                       ======     ======     ======    ======     ======    ======

TOTAL RETURN(3)       (1.29)%   (16.44)%     22.27%    40.99%      9.74%    51.14%

RATIOS/SUPPLEMENTAL DATA

Ratio of
Operating
Expenses to
Average Net Assets   0.94%(4)      0.94%      0.93%     0.95%      0.96%     0.97%

Ratio of Net
Investment Income
(Loss) to Average
Net Assets           2.18%(4)      1.80%      1.92%     2.20%      2.08%     2.48%

Portfolio
Turnover Rate             30%       153%       197%      177%       171%      158%

Net Assets, End
of Period (in
thousands)           $223,894   $200,982   $379,044  $242,745   $143,183   $82,488

(1) Six months ended September 30, 2008 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------
21

Real Estate

A Class(1)
For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
                      2008(2)       2008       2007      2006       2005      2004
PER-SHARE DATA

Net Asset Value,
Beginning of
Period                 $21.69     $31.41     $29.04    $23.26     $23.11    $15.83
                       ------     ------     ------    ------     ------    ------
Income From
Investment
Operations

 Net
 Investment
 Income
 (Loss)(3)               0.19       0.36       0.45      0.46       0.35      0.42

 Net Realized
 and
 Unrealized
 Gain (Loss)           (0.52)     (5.53)       5.71      8.46       1.84      7.50
                       ------     ------     ------    ------     ------    ------
 Total From
 Investment
 Operations            (0.33)     (5.17)       6.16      8.92       2.19      7.92
                       ------     ------     ------    ------     ------    ------
Distributions

 From Net
 Investment
 Income                (0.10)     (0.46)     (0.42)    (0.42)     (0.40)    (0.49)

 From Net
 Realized
 Gains                     --     (4.09)     (3.37)    (2.72)     (1.64)    (0.15)
                       ------     ------     ------    ------     ------    ------
 Total
 Distributions         (0.10)     (4.55)     (3.79)    (3.14)     (2.04)    (0.64)
                       ------     ------     ------    ------     ------    ------
Net Asset Value,
End of Period          $21.26     $21.69     $31.41    $29.04     $23.26    $23.11
                       ======     ======     ======    ======     ======    ======

TOTAL RETURN(4)       (1.47)%   (16.84)%     21.70%    40.37%      9.30%    50.66%

RATIOS/SUPPLEMENTAL DATA

Ratio of
Operating
Expenses to
Average Net Assets   1.39%(5)      1.39%      1.38%     1.40%      1.41%     1.42%

Ratio of Net
Investment Income
(Loss) to Average
Net Assets           1.73%(5)      1.35%      1.47%     1.75%      1.63%     2.03%

Portfolio
Turnover Rate             30%       153%       197%      177%       171%      158%

Net Assets, End
of Period (in
thousands)           $244,764   $253,419   $488,277  $331,329   $161,592   $82,471

(1) Prior to September 4, 2007, the A Class was referred to as the Advisor
Class.

(2) Six months ended September 30, 2008 (unaudited).

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences.
The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

See Notes to Financial Statements.

------
22

Real Estate

B Class
For a Share Outstanding Throughout the Periods Indicated
                                                                2008(1)    2008(2)
PER-SHARE DATA

Net Asset Value, Beginning of Period                             $21.62     $29.12
                                                                 ------     ------
Income From Investment Operations

 Net Investment Income (Loss)(3)                                   0.12       0.14

 Net Realized and Unrealized Gain (Loss)                         (0.52)     (3.42)
                                                                 ------     ------
 Total From Investment Operations                                (0.40)     (3.28)
                                                                 ------     ------
Distributions

 From Net Investment Income                                      (0.06)     (0.13)

 From Net Realized Gains                                             --     (4.09)
                                                                 ------     ------
 Total Distributions                                             (0.06)     (4.22)
                                                                 ------     ------
Net Asset Value, End of Period                                   $21.16     $21.62
                                                                 ======     ======

TOTAL RETURN(4)                                                 (1.85)%   (11.57)%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets              2.14%(5)   2.14%(5)

Ratio of Net Investment Income (Loss) to Average Net Assets    0.98%(5)   1.17%(5)

Portfolio Turnover Rate                                             30%    153%(6)

Net Assets, End of Period (in thousands)                            $55        $33

(1) Six months ended September 30, 2008 (unaudited).

(2) September 28, 2007 (commencement of sale) through March 31, 2008.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences.
The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated
was calculated for the year ended March 31, 2008.

See Notes to Financial Statements.

------
23

Real Estate

C Class
For a Share Outstanding Throughout the Periods Indicated
                                                                2008(1)    2008(2)
PER-SHARE DATA

Net Asset Value, Beginning of Period                             $21.62     $29.12
                                                                 ------     ------
Income From Investment Operations

 Net Investment Income (Loss)(3)                                   0.12       0.13

 Net Realized and Unrealized Gain (Loss)                         (0.52)     (3.41)
                                                                 ------     ------
 Total From Investment Operations                                (0.40)     (3.28)
                                                                 ------     ------
Distributions

 From Net Investment Income                                      (0.06)     (0.13)

 From Net Realized Gains                                             --     (4.09)
                                                                 ------     ------
 Total Distributions                                             (0.06)     (4.22)
                                                                 ------     ------
Net Asset Value, End of Period                                   $21.16     $21.62
                                                                 ======     ======

TOTAL RETURN(4)                                                 (1.85)%   (11.57)%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets              2.14%(5)   2.14%(5)

Ratio of Net Investment Income (Loss) to Average Net Assets    0.98%(5)   1.15%(5)

Portfolio Turnover Rate                                             30%    153%(6)

Net Assets, End of Period (in thousands)                           $405        $62

(1) Six months ended September 30, 2008 (unaudited).

(2) September 28, 2007 (commencement of sale) through March 31, 2008.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences.
The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated
was calculated for the year ended March 31, 2008.

See Notes to Financial Statements.

------
24

Real Estate

R Class
For a Share Outstanding Throughout the Periods Indicated
                                                                2008(1)    2008(2)
PER-SHARE DATA

Net Asset Value, Beginning of Period                             $21.65     $29.12
                                                                 ------     ------
Income From Investment Operations

 Net Investment Income (Loss)(3)                                   0.16       0.19

 Net Realized and Unrealized Gain (Loss)                         (0.51)     (3.41)
                                                                 ------     ------
 Total From Investment Operations                                (0.35)     (3.22)
                                                                 ------     ------
Distributions

 From Net Investment Income                                      (0.09)     (0.16)

 From Net Realized Gains                                             --     (4.09)
                                                                 ------     ------
 Total Distributions                                             (0.09)     (4.25)
                                                                 ------     ------
Net Asset Value, End of Period                                   $21.21     $21.65
                                                                 ======     ======

TOTAL RETURN(4)                                                 (1.59)%   (11.37)%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets              1.64%(5)   1.64%(5)

Ratio of Net Investment Income (Loss) to Average Net Assets    1.48%(5)   1.65%(5)

Portfolio Turnover Rate                                             30%    153%(6)

Net Assets, End of Period (in thousands)                           $140        $26

(1) Six months ended September 30, 2008 (unaudited).

(2) September 28, 2007 (commencement of sale) through March 31, 2008.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated
was calculated for the year ended March 31, 2008.

See Notes to Financial Statements.

------
25

APPROVAL OF MANAGEMENT AGREEMENT
Real Estate

Under Section 15(c) of the Investment Company Act, contracts for investment advisory services (including subadvisory services) are required to be reviewed, evaluated and approved by a majority of a fund's independent directors or trustees (the "Directors") each year. At American Century
Investments, this process is referred to as the "15(c) Process." As a part of this process, the board reviews fund performance, shareholder services, audit and compliance information, and a variety of other reports from the advisor concerning fund operations. In addition to this annual review, the board of directors oversees and evaluates on a continuous basis at its quarterly meetings the nature and quality of significant services performed by the advisor and the subadvisor, fund performance, audit and compliance information, and a variety of other reports relating to fund operations. The board, or committees of the board, also holds special meetings as needed.

Under a Securities and Exchange Commission rule, each fund is required to disclose in its annual or semiannual report, as appropriate, the material factors and conclusions that formed the basis for the board's approval or renewal of any advisory agreements within the fund's most recently completed fiscal half-year period.

ANNUAL CONTRACT REVIEW PROCESS

As part of the annual 15(c) Process undertaken during the most recent fiscal half-year period, the Directors reviewed extensive data and information compiled by the advisor and certain independent providers of evaluative data
(the "15(c) Providers") concerning Real Estate (the "Fund") and the services provided to the Fund under the management and subadvisory agreements. The information considered and the discussions held at the meetings included, but were not limited to:

* the nature, extent and quality of investment management, shareholder services and other services provided to the Fund;

* reports on the wide range of programs and services the advisor provides to the Fund and its shareholders on a routine and non-routine basis;

* information about the compliance policies, procedures, and regulatory experience of both the advisor and the subadvisor;

* data comparing the cost of owning the Fund to the cost of owning a similar fund;

* data comparing the Fund's performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

* financial data showing the profitability of the Fund to the advisor and the overall profitability of the advisor; and

* data comparing services provided and charges to other investment management clients of the advisor.

In keeping with its practice, the Fund's board of directors held two in-person meetings and one telephonic meeting to review and discuss the information provided. The board also had the benefit of the advice of its independent counsel throughout the period.

------
26

FACTORS CONSIDERED

The Directors considered all of the information provided by the advisor, the
15(c) Providers, and the board's independent counsel, and evaluated such information for each fund for which the board has responsibility. In connection with their review of the Fund, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management and subadvisory agreements under the terms ultimately determined by the board to be appropriate, the Directors' decision was based on the following factors.

NATURE, EXTENT AND QUALITY OF SERVICES -- GENERALLY. Under the management agreement, the advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The board noted that under the management agreement, the advisor provides or arranges at its own expense a wide variety of services including:

* Fund construction and design

* portfolio security selection

* initial capitalization/funding

* securities trading

* custody of Fund assets

* daily valuation of the Fund's portfolio

* shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping and communications

* legal services

* regulatory and portfolio compliance

* financial reporting

* marketing and distribution

The Directors noted that many of the services provided by the advisor have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry and the changing regulatory environment. The directors specifically noted that with respect to the Fund, the advisor had retained the subadvisor to provide the day-to-day security selection. Under the subadvisory agreement, the subadvisor is responsible for managing the investment operations and composition of the Fund, including the purchase, retention, and disposition of the investments contained in the Fund.
In performing their evaluation, the Directors considered information received in connection with the annual review, as well as information provided on an ongoing basis at their regularly scheduled board and committee meetings.

------
27

INVESTMENT MANAGEMENT SERVICES. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments, and liquidity. In evaluating investment performance, the board expects the advisor and subadvisor to manage the Fund in accordance with its investment objectives and approved strategies. In providing these services, the advisor and subadvisor utilize teams of investment professionals
(portfolio managers, analysts, research assistants, and securities traders)
who require extensive information technology, research, training, compliance and other systems to conduct their business. At each quarterly meeting the
Directors review investment performance information for the Fund, together with comparative information for appropriate benchmarks and peer groups of funds managed similarly to the Fund. The Directors also review detailed performance information during the 15(c) Process comparing the Fund's performance with that of similar funds not managed by the advisor. If performance concerns are identified, the Directors discuss with the advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund's performance for both the one- and three-year periods was above the median for its peer group.

SHAREHOLDER AND OTHER SERVICES. The advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The
Directors review reports and evaluations of such services at their regular quarterly meetings, including the annual meeting concerning contract review, and reports to the board. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the advisor.

COSTS OF SERVICES PROVIDED AND PROFITABILITY. The advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Directors have reviewed with the advisor the methodology used to prepare this financial information. This financial information regarding the advisor is considered in order to evaluate the advisor's financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The board concluded that the advisor's profits were reasonable in light of the services provided to the Fund. The board did not consider the profitability of the subadvisor because the subadvisor is paid from the unified fee of the advisor as a result of arm's length negotiations.

ETHICS. The Directors generally consider the advisor's commitment to providing quality services to shareholders and to conducting its business ethically.
They noted that the advisor's practices generally meet or exceed industry best practices. With respect to the subadvisor, as part of its oversight responsibilities, the board approves the subadvisor's code of ethics and any changes thereto. Further, through the advisor's compliance group, the board stays abreast of any violations of the subadvisor's code.

------
28

ECONOMIES OF SCALE. The Directors review reports provided by the advisor on economies of scale for the complex as a whole and the year-over-year changes in revenue, costs, and profitability. The Directors concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. This analysis is also complicated by the additional services and content provided by the advisor and its reinvestment in its ability to provide and expand those services. Accordingly, the Directors also seek to evaluate economies of scale by reviewing other information, such as year-over-year profitability of the advisor generally, the profitability of its management of the Fund specifically, the expenses incurred by the advisor in providing various functions to the Fund, and the fees of competitive funds not managed by the advisor. The Directors believe the advisor is appropriately sharing economies of scale through its competitive fee structure, fee breakpoints as the Fund increases in size, and through reinvestment in its business to provide shareholders additional content and services.

COMPARISON TO OTHER FUNDS' FEES. The Fund pays the advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the
Fund's independent directors (including their independent legal counsel). The
Directors specifically noted that the subadvisory fees paid to the subadvisor under the subadvisory agreement were subject to arm's length negotiation between the advisor and the subadvisor and are paid by the advisor out of its unified fee.

Under the unified fee structure, the advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the
Directors' analysis of fee levels involves reviewing certain evaluative data compiled by a 15(c) Provider comparing the Fund's unified fee to the total expense ratio of other funds in the Fund's peer group. The unified fee charged to shareholders of the Fund was slightly above the median of the total expense ratios of its peer group. The board concluded that the management fee paid by the Fund to the advisor was reasonable in light of the services provided to the Fund.

COMPARISON TO FEES AND SERVICES PROVIDED TO OTHER CLIENTS OF THE ADVISOR. The
Directors also requested and received information from the advisor concerning the nature of the services, fees, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The
Directors analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

------
29

COLLATERAL BENEFITS DERIVED BY THE ADVISOR. The Directors reviewed information from the advisor concerning collateral benefits it receives as a result of its relationship with the Fund. They concluded that the advisor's primary business is managing mutual funds and it generally does not use the Fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Directors noted
that the advisor receives proprietary research from broker-dealers that execute Fund portfolio transactions and concluded that this research is likely to benefit Fund shareholders. The Directors also determined that the advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Directors concluded, however, that the assets of those other clients are not material to the analysis and, in any event, are included with the assets of the Fund to determine breakpoints in the Fund's fee schedule, provided they are managed using the same investment team and strategy.

CONCLUSIONS OF THE DIRECTORS

As a result of this process, the board, including all of the independent directors, in the absence of particular circumstances and assisted by the advice of legal counsel that is independent of the advisor, taking into account all of the factors discussed above and the information provided by the advisor concluded that the investment management agreement between the Fund and the advisor is fair and reasonable in light of the services provided and should be renewed.

Additionally, the board, including all the independent directors, in the absence of particular circumstances and assisted by the advice of legal counsel that is independent of the advisor, taking into account all of the factors discussed above and the information provided by the advisor, concluded that the subadvisory agreement between the advisor and the subadvisor, on behalf of the fund, is fair and reasonable in light of the services provided and should be renewed.

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30

ADDITIONAL INFORMATION

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain
403(b), 457 and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the fund's investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments' website at americancentury.com and on the
Securities and Exchange Commission's website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the
"About Us" page at americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at
sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in
Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling
1-800-345-2021.

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31

INDEX DEFINITIONS

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The MORGAN STANLEY CAPITAL INTERNATIONAL US REAL ESTATE INVESTMENT TRUST (MSCI
US REIT) INDEX is a market value-weighted index that tracks the daily stock price performance of equity securities of the most actively traded REITs.

The RUSSELL 1000® INDEX is a market-capitalization weighted, large-cap index created by Frank Russell Company to measure the performance of the 1,000 largest publicly traded U.S. companies, based on total market capitalization.

The RUSSELL 1000® GROWTH INDEX measures the performance of those Russell 1000
Index companies (the 1,000 largest publicly traded U.S. companies, based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values.

The RUSSELL 1000® VALUE INDEX measures the performance of those Russell 1000
Index companies (the 1,000 largest publicly traded U.S. companies, based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values.

The RUSSELL 2000® INDEX is a market-capitalization weighted index created by
Frank Russell Company to measure the performance of the 2,000 smallest of the
3,000 largest publicly traded U.S. companies, based on total market capitalization.

The RUSSELL 2000® GROWTH INDEX measures the performance of those Russell 2000
Index companies (the 2,000 smallest of the 3,000 largest publicly traded U.S.
companies, based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values.

The RUSSELL 2000® VALUE INDEX measures the performance of those Russell 2000
Index companies (the 2,000 smallest of the 3,000 largest publicly traded U.S.
companies, based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values.

The RUSSELL MIDCAP® INDEX measures the performance of the 800 smallest of the
1,000 largest publicly traded U.S. companies, based on total market capitalization.

The RUSSELL MIDCAP® GROWTH INDEX measures the performance of those Russell
Midcap Index companies (the 800 smallest of the 1,000 largest publicly traded
U.S. companies, based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values.

The RUSSELL MIDCAP® VALUE INDEX measures the performance of those Russell
Midcap Index companies (the 800 smallest of the 1,000 largest publicly traded
U.S. companies, based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values.

The S&P 500 INDEX is a market value-weighted index of the stocks of 500 publicly traded U.S. companies chosen for market size, liquidity, and industry group representation that are considered to be leading firms in dominant industries. Each stock's weight in the index is proportionate to its market value. Created by Standard & Poor's, it is considered to be a broad measure of
U.S. stock market performance.

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32

[back cover]

[american century investments logo and text logo ®]

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE. . . . . . . . . . . . . . . . .         1-800-345-8765

INVESTOR SERVICES REPRESENTATIVE. . . . . . . . . . . . . .         1-800-345-2021
                                                                   or 816-531-5575

INVESTORS USING ADVISORS. . . . . . . . . . . . . . . . . .         1-800-378-9878

BUSINESS, NOT-FOR-PROFIT, EMPLOYER-SPONSORED RETIREMENT PLANS .
.. . . . . . . . . . . . . . . . . . . . . . . . . .                 1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL PROFESSIONALS, INSURANCE COMPANIES. . . . . . . .         1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF. . . . . . . . . . .         1-800-634-4113

AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.

INVESTMENT ADVISOR:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

American Century Investment Services, Inc., Distributor

©2008 American Century Proprietary Holdings, Inc. All rights reserved.

0811
CL-SAN-61617N-SUP

[front cover]

SEMIANNUAL REPORT
SEPTEMBER 30, 2008

[american century investments logo and text logo ®]

AMERICAN CENTURY INVESTMENTS

NT LARGE COMPANY VALUE FUND
NT MID CAP VALUE FUND

PRESIDENT'S LETTER

[photo of Jonathan Thomas]

JONATHAN THOMAS

Dear Investor:

Thank you for taking time to review the following discussions, from our experienced portfolio management team, of the fund reporting period ended
September 30, 2008. It was a time of enormous upheaval and change. We understand and appreciate the challenges you have faced during this historic period, and share your concerns about the economy, the markets, and fund holdings. To help address these issues, I'd like to provide my perspective on how we have managed--and continue to manage--your investments in these uncertain times.

As a company, American Century Investments® is well positioned to deal with market turmoil. We are financially strong and privately held, which allows us to align our resources with your long-term investment interests. In addition, our actively managed, team-based approach allows our portfolio teams to identify attractive investment opportunities regardless of market conditions.

Our seasoned investment professionals have substantial experience and have successfully navigated previous market crises. These portfolio managers and analysts continue to use a team approach and follow disciplined investment processes designed to produce the best possible long-term results for you. For example, our equity investment teams are working closely with our fixed income group to monitor and assess credit crisis developments. The fixed income team anticipated dislocation in the credit markets and--through its disciplined processes and teamwork--helped reduce our exposure to investments that suffered substantial losses.

How soon a sustainable recovery will occur is uncertain. But I am certain of this: Since 1958, we've demonstrated a consistent ability to execute solid, long-term investment strategies and the discipline to remain focused during times of volatility or shifts in the markets. We've stayed true to our principles, especially our belief that your success is the ultimate measure of our success.

Thank you for your continued confidence in us.

Sincerely,

/s/ Jonathan Thomas

Jonathan S. Thomas
President and Chief Executive Officer
American Century Investments

     Market Perspective. . . . . . . . . . . . . . . . . . . . . . . . . .      2
      U.S. Stock Index Returns . . . . . . . . . . . . . . . . . . . . . .      2

NT LARGE COMPANY VALUE

NT MID CAP VALUE

FINANCIAL STATEMENTS

OTHER INFORMATION

     Approval of Management Agreements for

The opinions expressed in the Market Perspective and each of the Portfolio
Commentaries reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century
Investments or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American
Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century
Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities.
Performance information for comparative indices and securities is provided to
American Century Investments by third party vendors. To the best of American
Century Investments' knowledge, such information is accurate at the time of printing.

MARKET PERSPECTIVE

[photo of Chief Investment Officer]

By Phil Davidson, Chief Investment Officer,
U.S. Value Equity

FINANCIAL SYSTEM SHAKEN

A series of startling events put downward pressure on the U.S. equity market during the six months ended September 30, 2008. The U.S. financial system remained mired in unprecedented credit-market turmoil, which intensified throughout the six-month period. The credit and liquidity stress reached critical mass in September, when the federal government's takeover of mortgage lenders Fannie Mae and Freddie Mac, and its rescue of insurer AIG were followed by the bankruptcy of Lehman Brothers and Bank of America's acquisition of troubled Merrill Lynch. A number of other major financial firms faced similar circumstances.

Few investors anticipated the scope of the credit crunch, which has blossomed into a full-blown financial crisis. The adverse effects are being felt on a global scale--the U.S. economy is likely already facing a recession as job losses mount and consumer spending withers, and the malaise is quickly spreading throughout the rest of the world's economies. The U.S. government and the Federal Reserve have taken extraordinary steps to provide support for the flagging financial system, and other governments and central banks are expected to follow suit.

In the stock market, volatility reached extreme levels on a day-to-day basis as investors lost confidence in the financial system and the ability of the government to remedy the situation. As a result, the major stock indexes slumped for the six-month period (see the accompanying table).

VALUE OUTPERFORMED

In this challenging environment, value stocks generally held up better than growth-oriented issues. Against a persistent backdrop of market uncertainty and heightened volatility, companies with attractive valuation characteristics became beacons for risk-averse investors. However, security selection took on greater importance as the market became rife with "value traps"--stocks that are inexpensive for good reason.

Our value funds stand to benefit from an increased emphasis on selectivity, thanks to our risk-conscious focus on robust balance sheets, competitive strength, cash flows, and earnings power. We believe these characteristics are indicative of higher-quality companies that will successfully weather the current financial storm.

U.S. Stock Index Returns
For the six months ended September 30, 2008*
RUSSELL 1000 INDEX (LARGE-CAP)           -11.06%
Russell 1000 Value Index                 -11.10%
Russell 1000 Growth Index                -11.23%
RUSSELL MIDCAP INDEX                     -10.58%
Russell Midcap Value Index                -7.46%
Russell Midcap Growth Index              -13.93%
RUSSELL 2000 INDEX (SMALL-CAP)            -0.54%
Russell 2000 Value Index                   1.24%
Russell 2000 Growth Index                 -2.83%

*Total returns for periods less than one year are not annualized.

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2

PERFORMANCE
NT Large Company Value

Total Returns as of September 30, 2008
                                                     Average Annual
                                                        Returns
                                                         Since         Inception
                           6 months(1)    1 year       Inception         Date
INSTITUTIONAL CLASS          -12.58%      -25.39%        -4.68%         5/12/06
RUSSELL 1000 VALUE INDEX     -11.10%      -23.56%        -3.35%           --
S&P 500 INDEX                -10.87%      -21.98%        -2.27%           --

(1) Total returns for periods less than one year are not annualized.

Growth of $10,000 Over Life of Class

$10,000 investment made May 12, 2006

One-Year Returns Over Life of Class
Periods ended September 30
                              2006*   2007      2008
Institutional Class           5.67%  13.13%   -25.39%
Russell 1000 Value Index      5.37%  14.45%   -23.56%
S&P 500 Index                 4.20%  16.44%   -21.98%

*From 5/12/06, the Institutional Class's inception date. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

------
3

PORTFOLIO COMMENTARY
NT Large Company Value

Portfolio Managers: Chuck Ritter and Brendan Healy

PERFORMANCE SUMMARY

NT Large Company Value returned -12.58%* for the six months ended September
30, 2008. By comparison, its benchmark, the Russell 1000 Value Index, returned
-11.10%. The broader market, as measured by the S&P 500 Index, returned
-10.87%. The portfolio's return reflects operating expenses, while the indices' returns do not.

The volatile market environment described in the Market Perspective on page 2 hampered NT Large Company Value's absolute and relative performance. U.S.
equity indices were almost universally down for the six months. Value outperformed growth-- except among mega-cap stocks (shares of especially large companies, represented by the Russell Top 200 Index). NT Large Company Value
was slowed by its position in the financials sector and holdings among utilities and consumer discretionary stocks. On the positive side, the portfolio benefited from strong security selection in the information technology and health care sectors.

FINANCIALS HINDERED PROGRESS

Even an underweight in financials-- the portfolio's largest source of relative underperformance--was insufficient to protect NT Large Company Value from the turmoil in the sector. Although we continue to be selective about portfolio holdings, NT Large Company Value's complement of insurance stocks hampered results. A top detractor was American International Group (AIG), the leading
U.S.-based international insurer. AIG's shares fell significantly after the
Federal Reserve stepped in to rescue the company from bankruptcy. We eliminated the position during the reporting period.

Also slowing progress was a significant underweight in real estate investment trusts (REITs), which boosted returns for the benchmark. We continued to limit exposure to this segment because we believe REITs are overvalued relative to their fundamentals.

UTILITIES, CONSUMER DISCRETIONARY DETRACTED

The portfolio's mix of electric utilities was a drag on relative performance.
A key detractor was Exelon, the nation's largest nuclear generator, which saw its cost advantage over carbon-based generators decline as oil and gas prices fell.

In consumer discretionary stocks, holdings in the media industry hampered performance. The sector provided two key detractors--entertainment giant
Viacom and newspaper publisher Gannett Co. Both companies have been hurt by a significant drop-off in advertising revenue.

Top Ten Holdings as of September 30, 2008
                              % of         % of
                           net assets   net assets
                              as of       as of
                             9/30/08     3/31/08
Exxon Mobil Corp.             5.2%         4.9%
Chevron Corp.                 4.6%         3.4%
General Electric Co.          4.5%         4.9%
JPMorgan Chase & Co.          3.5%         2.6%
AT&T Inc.                     3.4%         3.9%
ConocoPhillips                3.1%         2.4%
Citigroup Inc.                3.1%         2.7%
Johnson & Johnson             2.9%         2.7%
Pfizer Inc.                   2.8%         2.6%
Bank of America Corp.         2.7%         2.9%

*Total returns for periods less than one year are not annualized.

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4

NT Large Company Value

INFORMATION TECHNOLOGY CONTRIBUTED

On the positive side, the portfolio benefited most from strong security selection in the information technology sector, with most of the gains coming from large leading software and technology companies. A significant holding was computer and peripheral maker Hewlett-Packard, whose acquisition of outsourcing giant Electronic Data Systems appears to offer a competitive advantage and could add value through reorganization and cost-cutting efforts.
High-tech giant International Business Machines (IBM) reported strong earnings from growth in its software and services divisions.

HEALTH CARE ADDED VALUE

Holdings in the health care sector contributed to results. During difficult economic times or periods of stock market turbulence, investors often regard consumer staples and health care stocks as lower-risk, defensive investments.
Moreover, our preference for large industry leaders proved advantageous as many of these names outperformed.

Two notable contributors were Abbott Laboratories, which develops and manufactures laboratory diagnostics, medical devices, and pharmaceutical therapies, and Johnson & Johnson, the world's sixth-largest pharmaceutical company and the maker of consumer health care products and medical devices and diagnostics. Abbott reported strong sales across its entire product line, including Humira (a drug that treats autoimmune diseases). Johnson & Johnson raised its 2008 earnings-per-share forecast and announced strong sales of its medical devices and consumer products.

OUTLOOK

We continue to be bottom-up investment managers, evaluating each company individually and building the portfolio one stock at a time. NT Large Company
Value is broadly diversified, with ongoing overweight positions in the information technology, energy, and industrials sectors. Our valuation work is also directing us toward smaller relative weightings in financials and utilities stocks. We are still finding greater value opportunities among mega-cap stocks and have maintained our bias toward these firms.

Top Five Industries as of September 30, 2008
                                               % of         % of
                                            net assets   net assets
                                               as of        as of
                                              9/30/08      3/31/08
Oil, Gas & Consumable Fuels                    16.3%        13.7%
Pharmaceuticals                                9.7%         8.8%
Diversified Financial Services                 9.3%         8.2%
Diversified Telecommunication Services         5.8%         5.9%
Industrial Conglomerates                       5.0%         5.6%

Types of Investments in Portfolio
                                              % of          % of
                                           net assets    net assets
                                              as of        as of
                                             9/30/08      3/31/08
Common Stocks and Futures                     99.1%        99.2%
Temporary Cash Investments                     --           1.0%
Other Assets and Liabilities(1)               0.9%         (0.2)%

(1) Includes securities lending collateral and other assets and liabilities.

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5

PERFORMANCE
NT Mid Cap Value

Total Returns as of September 30, 2008
                                                       Average Annual
                                                          Returns
                                                           Since        Inception
                            6 months(1)    1 year        Inception         Date
INSTITUTIONAL CLASS           -1.27%       -14.17%         0.92%         5/12/06
RUSSELL MIDCAP VALUE INDEX    -7.46%       -20.50%         -2.98%           --

(1) Total returns for periods less than one year are not annualized.

Growth of $10,000 Over Life of Class

$10,000 investment made May 12, 2006

One-Year Returns Over Life of Class
Periods ended September 30
                                2006*    2007     2008
Institutional Class             2.97%   15.64%  -14.17%
Russell Midcap Value Index      2.88%   13.75%  -20.50%

*From 5/12/06, the Institutional Class's inception date. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. International investing involves special risks, such as political instability and currency fluctuations.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

------
6

PORTFOLIO COMMENTARY
NT Mid Cap Value

Portfolio Managers: Kevin Toney, Michael Liss, and Phil Davidson

PERFORMANCE SUMMARY

NT Mid Cap Value returned -1.27%* for the six months ended September 30, 2008.
The fund's benchmark, the Russell Midcap Value Index, returned -7.46%. Its returns do not include operating expenses.

The volatile market environment described in the Market Perspective on page 2 hampered NT Mid Cap Value's absolute performance. However, on a relative basis, the portfolio significantly outpaced the performance of its benchmark, the Russell Midcap Value Index. NT Mid Cap Value outperformed because of effective security selection and our continued emphasis on less-risky businesses with sound balance sheets. The portfolio benefited most from its positions in the utilities, consumer staples, and materials sectors. Its mix of energy stocks hindered relative performance. The portfolio's complement of international holdings also restrained performance.

ALLOCATION TO UTILITIES WAS A PLUS

NT Mid Cap Value's position in utilities was the largest contributor to relative performance. Because of valuations and higher-risk business models, we did not hold any independent power producers, which declined 57% in the benchmark. Investors appear to have connected these companies to both the credit crisis and the sharp drop in energy prices in the closing months of the period.

Security selection, particularly among electric utilities, also boosted results. A significant holding was Empire District Electric, which principally provides electricity to customers in southwestern Missouri. By obtaining regulatory approval to pass through most of its fuel and power costs to ratepayers, Empire limited its exposure to rising commodity prices.

CONSUMER STAPLES ADDED VALUE

The portfolio's mix of consumer staples companies--particularly its food and household products holdings--added positively to performance against the benchmark. A top contributor was personal-care and paper-product manufacturer
Kimberly-Clark Corp., which benefited from cost cutting and price increases.
We believe the company's margins could improve if the cost of energy, oil-based materials, and product distribution continue to decline.

Top Ten Holdings as of September 30, 2008
                                                % of         % of
                                             net assets   net assets
                                                as of        as of
                                               9/30/08      3/31/08
iShares Russell Midcap Value Index Fund         4.0%          --
Kimberly-Clark Corp.                            3.4%         2.9%
People's United Financial, Inc.                 2.8%         1.5%
Equitable Resources Inc.                        2.2%         1.2%
Marsh & McLennan Companies, Inc.                1.9%         1.5%
ConAgra Foods, Inc.                             1.9%         1.3%
Bemis Co., Inc.                                 1.9%         3.5%
Chubb Corp.                                     1.8%         0.6%
Beckman Coulter, Inc.                           1.7%         1.7%
Allstate Corp.                                  1.7%         1.4%

*Total returns for periods less than one year are not annualized.

------
7

NT Mid Cap Value

The consumer staples sector was also the source of an international detractor,
Maple Leaf Foods. A leading food processor headquartered in Toronto, Canada,
Maple Leaf experienced a setback when many of its products were linked to a harmful strain of listeria, a food-borne bacteria.

MATERIALS CONTRIBUTED

In materials, an overweight position and security selection added to results.
A top performer was Bemis Co., one of the portfolio's top holdings. Bemis, a major producer of flexible packaging, primarily for the food industry, reported improved sales volume and should benefit from lower resin input costs. Another notable contributor was Rohm and Haas, a specialty chemical company. Its stock rose on the news that it would be acquired at a substantial premium by Dow Chemical.

ENERGY POSITION HAMPERED RESULTS

The portfolio's complement of energy stocks slowed relative performance. The sector also provided a significant detractor, Equitable Resources, which is an integrated energy company engaged in Appalachian-region natural gas activities, including production, gathering and processing, distribution, transmission, storage, and marketing. Despite its strong resource base,
Equitable's prospects dimmed as natural gas prices fell and its access to capital was restricted by tight credit conditions, which may hinder its ability to execute its growth plans.

OUTLOOK

We continue to follow our disciplined, bottom-up process, selecting companies one at a time for the portfolio. We see opportunities in consumer staples, utilities, materials, and industrials stocks, reflected by overweight positions in these sectors, relative to the benchmark. Our fundamental analysis and valuation work are also directing us toward smaller relative weightings in financials, consumer discretionary, and energy stocks.

PORTFOLIO MANAGER SCOTT MOORE HAS LEFT AMERICAN CENTURY INVESTMENTS TO PURSUE
ANOTHER CAREER OPPORTUNITY. PORTFOLIO MANAGER KEVIN TONEY HAS JOINED THE NT
MID CAP VALUE MANAGEMENT TEAM. MR. TONEY, A PORTFOLIO MANAGER ON THE EQUITY
INCOME AND VALUE PORTFOLIOS, PREVIOUSLY SERVED AS A SENIOR INVESTMENT ANALYST
FOR NT MID CAP VALUE SINCE ITS INCEPTION.

Top Five Industries as of September 30, 2008
                                       % of         % of
                                    net assets   net assets
                                       as of        as of
                                      9/30/08      3/31/08
Insurance                              8.6%         6.2%
Electric Utilities                     6.7%         5.8%
Multi-Utilities                        4.8%         3.4%
Oil, Gas & Consumable Fuels            4.6%         2.0%
Food Products                          4.6%         9.2%

Types of Investments in Portfolio
                                        % of         % of
                                     net assets   net assets
                                        as of        as of
                                       9/30/08      3/31/08
Common Stocks                           98.0%        97.0%
Temporary Cash Investments              1.2%         2.2%
Other Assets and Liabilities(1)         0.8%         0.8%

(1) Includes securities lending collateral and other assets and liabilities.

------
8

SHAREHOLDER FEE EXAMPLES (UNAUDITED)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2008 to September 30, 2008.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or
Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than
$10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all PERSONAL ACCOUNTS (including American Century
Investments Brokerage accounts) registered under your Social Security number.
PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs
(including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and
certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

------
9

                   Beginning         Ending       Expenses Paid
                 Account Value   Account Value    During Period*     Annualized
                     4/1/08         9/30/08      4/1/08 - 9/30/08  Expense Ratio*
NT Large Company Value -- Institutional Class
Actual               $1,000         $874.20           $2.96             0.63%
Hypothetical         $1,000        $1,021.91          $3.19             0.63%
NT Mid Cap Value -- Institutional Class
Actual               $1,000         $987.30           $4.04             0.81%
Hypothetical         $1,000        $1,021.01          $4.10             0.81%

*Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

------
10

SCHEDULE OF INVESTMENTS
NT Large Company Value

SEPTEMBER 30, 2008 (UNAUDITED)

Shares                                                                     Value

Common Stocks -- 94.5%

AEROSPACE & DEFENSE -- 1.1%
    19,300  Northrop Grumman Corp.                                   $ 1,168,423
                                                                    ------------
BEVERAGES -- 2.1%
    28,000  Coca-Cola Co. (The)                                        1,480,640
    24,100  Pepsi Bottling Group Inc.                                    702,997
                                                                    ------------
                                                                       2,183,637
                                                                    ------------
BIOTECHNOLOGY -- 0.9%
    16,600  Amgen Inc.(1)                                                983,882
                                                                    ------------
CAPITAL MARKETS -- 3.5%
    26,600  Bank of New York Mellon Corp. (The)                          866,628
     7,600  Goldman Sachs Group, Inc. (The)                              972,800
     7,300  Legg Mason, Inc.                                             277,838
    30,600  Merrill Lynch & Co., Inc.                                    774,180
    32,700  Morgan Stanley                                               752,100
                                                                    ------------
                                                                       3,643,546
                                                                    ------------
CHEMICALS -- 1.9%
    28,000  du Pont (E.I.) de Nemours & Co.                            1,128,400
    15,100  PPG Industries, Inc.                                         880,632
                                                                    ------------
                                                                       2,009,032
                                                                    ------------
COMMERCIAL BANKS -- 3.0%
    65,000  National City Corp.                                          113,750
    28,400  U.S. Bancorp                                               1,022,968
    54,200  Wells Fargo & Co.                                          2,034,126
                                                                    ------------
                                                                       3,170,844
                                                                    ------------
COMMERCIAL SERVICES & SUPPLIES -- 1.9%
    11,400  Avery Dennison Corp.                                         507,072
     4,700  Pitney Bowes, Inc.                                           156,322
    24,900  R.R. Donnelley & Sons Co.                                    610,797
    21,300  Waste Management, Inc.                                       670,737
                                                                    ------------
                                                                       1,944,928
                                                                    ------------
COMMUNICATIONS EQUIPMENT -- 0.2%
    22,400  Motorola, Inc.                                               159,936
                                                                    ------------
COMPUTERS & PERIPHERALS -- 1.0%
    21,700  Hewlett-Packard Co.                                        1,003,408
                                                                    ------------
CONSUMER FINANCE -- 0.3%
    22,400  Discover Financial Services                                  309,568
                                                                    ------------
DIVERSIFIED -- 1.2%
    11,200  Standard and Poor's 500 Depositary Receipt Series 1        1,299,424
                                                                    ------------

Shares                                                                     Value

DIVERSIFIED CONSUMER SERVICES -- 0.6%
    29,600  H&R Block, Inc.(2)                                         $ 667,480
                                                                    ------------
DIVERSIFIED FINANCIAL SERVICES -- 9.3%
    82,800  Bank of America Corp.                                      2,898,000
   157,500  Citigroup Inc.                                             3,230,325
    78,900  JPMorgan Chase & Co.                                       3,684,630
                                                                    ------------
                                                                       9,812,955
                                                                    ------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 5.8%
   128,900  AT&T Inc.                                                  3,598,888
     9,500  Embarq Corp.                                                 385,225
    65,000  Verizon Communications Inc.                                2,085,850
                                                                    ------------
                                                                       6,069,963
                                                                    ------------
ELECTRIC UTILITIES -- 2.3%
    21,900  Exelon Corp.                                               1,371,378
    28,800  PPL Corp.                                                  1,066,176
                                                                    ------------
                                                                       2,437,554
                                                                    ------------
ENERGY EQUIPMENT & SERVICES -- 0.5%
    10,100  National Oilwell Varco, Inc.(1)                              507,323
                                                                    ------------
FOOD & STAPLES RETAILING -- 2.5%
    25,700  Kroger Co. (The)                                             706,236
    23,500  Walgreen Co.                                                 727,560
    20,800  Wal-Mart Stores, Inc.                                      1,245,712
                                                                    ------------
                                                                       2,679,508
                                                                    ------------
FOOD PRODUCTS -- 0.7%
    25,500  Unilever N.V. New York Shares                                718,080
                                                                    ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.7%
    14,600  Medtronic, Inc.                                              731,460
                                                                    ------------
HEALTH CARE PROVIDERS & SERVICES -- 0.4%
     8,400  Quest Diagnostics Inc.                                       434,028
                                                                    ------------
HOTELS, RESTAURANTS & LEISURE -- 0.6%
     9,800  Darden Restaurants, Inc.                                     280,574
     1,800  McDonald's Corp.                                             111,060
    18,500  Starbucks Corp.(1)                                           275,095
                                                                    ------------
                                                                         666,729
                                                                    ------------
HOUSEHOLD DURABLES -- 0.7%
    39,900  Newell Rubbermaid Inc.                                       688,674
                                                                    ------------
HOUSEHOLD PRODUCTS -- 0.7%
    11,800  Clorox Co.                                                   739,742
                                                                    ------------

------
11

NT Large Company Value
Shares                                                                     Value

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.6%
    23,800  NRG Energy Inc.(1)                                         $ 589,050
                                                                    ------------
INDUSTRIAL CONGLOMERATES -- 5.0%
   187,200  General Electric Co.                                       4,773,600
    12,900  Tyco International Ltd.                                      451,758
                                                                    ------------
                                                                       5,225,358
                                                                    ------------
INSURANCE -- 4.1%
    31,400  Allstate Corp.                                             1,448,168
    17,500  Hartford Financial Services Group Inc. (The)                 717,325
    10,300  Loews Corp.                                                  406,747
    13,100  Torchmark Corp.                                              783,380
    21,800  Travelers Companies, Inc. (The)                              985,360
                                                                    ------------
                                                                       4,340,980
                                                                    ------------
IT SERVICES -- 1.5%
     8,300  Fiserv, Inc.(1)                                              392,756
    10,500  International Business Machines Corp.                      1,228,080
                                                                    ------------
                                                                       1,620,836
                                                                    ------------
MACHINERY -- 2.6%
    13,700  Caterpillar Inc.                                             816,520
    16,000  Dover Corp.                                                  648,800
    23,100  Ingersoll-Rand Company Ltd. Cl A                             720,027
     9,800  Parker-Hannifin Corp.                                        519,400
                                                                    ------------
                                                                       2,704,747
                                                                    ------------
MEDIA -- 3.0%
    39,600  CBS Corp. Cl B                                               577,368
    29,100  Gannett Co., Inc.                                            492,081
   104,300  Time Warner Inc.                                           1,367,373
    29,900  Viacom Inc. Cl B(1)                                          742,716
                                                                    ------------
                                                                       3,179,538
                                                                    ------------
METALS & MINING -- 0.4%
    11,300  Nucor Corp.                                                  446,350
                                                                    ------------
MULTILINE RETAIL -- 0.6%
    14,600  Kohl's Corp.(1)                                              672,768
                                                                    ------------
OFFICE ELECTRONICS -- 0.6%
    50,500  Xerox Corp.                                                  582,265
                                                                    ------------
OIL, GAS & CONSUMABLE FUELS -- 16.3%
     4,800  Apache Corp.                                                 500,544
    58,700  Chevron Corp.                                              4,841,576
    44,900  ConocoPhillips                                             3,288,925
     5,700  Devon Energy Corp.                                           519,840
    71,000  Exxon Mobil Corp.                                          5,513,860
    42,500  Royal Dutch Shell plc ADR                                  2,507,925
                                                                    ------------
                                                                      17,172,670
                                                                    ------------

Shares                                                                     Value

PAPER & FOREST PRODUCTS -- 1.1%
    11,900  International Paper Co.                                    $ 311,542
    13,500  Weyerhaeuser Co.                                             817,830
                                                                    ------------
                                                                       1,129,372
                                                                    ------------
PHARMACEUTICALS -- 9.7%
    17,400  Abbott Laboratories                                        1,001,892
    19,400  Eli Lilly & Co.                                              854,182
    44,700  Johnson & Johnson                                          3,096,816
    35,900  Merck & Co., Inc.                                          1,133,004
   160,400  Pfizer Inc.                                                2,957,776
    30,700  Wyeth                                                      1,134,058
                                                                    ------------
                                                                      10,177,728
                                                                    ------------
PROFESSIONAL SERVICES -- 0.1%
     5,000  Robert Half International Inc.                               123,750
                                                                    ------------
REAL ESTATE INVESTMENT TRUSTS (REITS) -- 0.3%
     8,400  Developers Diversified Realty Corp.                          266,196
                                                                    ------------
ROAD & RAIL -- 0.2%
    13,600  YRC Worldwide Inc.(1)                                        162,656
                                                                    ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 1.0%
    24,600  Applied Materials, Inc.                                      372,198
    24,800  Intel Corp.                                                  464,504
     9,800  Texas Instruments Inc.                                       210,700
                                                                    ------------
                                                                       1,047,402
                                                                    ------------
SOFTWARE -- 1.9%
    45,500  Microsoft Corp.                                            1,214,395
    39,700  Oracle Corp.(1)                                              806,307
                                                                    ------------
                                                                       2,020,702
                                                                    ------------
SPECIALTY RETAIL -- 2.5%
    19,200  Best Buy Co., Inc.                                           720,000
    25,800  Gap, Inc. (The)                                              458,724
    29,800  Home Depot, Inc. (The)                                       771,522
    30,000  Staples, Inc.                                                675,000
                                                                    ------------
                                                                       2,625,246
                                                                    ------------
TEXTILES, APPAREL & LUXURY GOODS -- 0.7%
     9,300  VF Corp.                                                     718,983
                                                                    ------------
THRIFTS & MORTGAGE FINANCE -- 0.1%
    18,800  MGIC Investment Corp.                                        132,164
                                                                    ------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.3%
    59,200  Sprint Nextel Corp.                                          361,120
                                                                    ------------
TOTAL COMMON STOCKS
(Cost $112,099,742)                                                   99,330,005
                                                                    ------------

------
12

NT Large Company Value

                                                                           Value

Temporary Cash Investments -- Segregated For Futures Contracts -- 4.6%

Repurchase Agreement, Deutsche Bank Securities, Inc.,
(collateralized by various U.S. Treasury obligations, 7.125%,
2/15/23, valued at $4,893,448), in a joint trading account at
0.40%, dated 9/30/08, due 10/1/08 (Delivery value $4,800,053)
(Cost $4,800,000)                                                    $ 4,800,000
                                                                    ------------

                                                                           Value

TOTAL INVESTMENT SECURITIES -- 99.1%
(Cost $116,899,742)                                                  104,130,005
                                                                    ------------
OTHER ASSETS AND LIABILITIES -- 0.9%                                     954,841
                                                                    ------------
TOTAL NET ASSETS -- 100.0%                                          $105,084,846
                                                                    ============

Futures Contracts
                          Expiration       Underlying Face       Unrealized Gain
 Contracts Purchased         Date          Amount at Value            (Loss)

74     S&P 500 E-Mini
       Futures          December 2008         $4,319,380            $(347,384)
                                             ============          ============

Notes to Schedule of Investments

ADR = American Depositary Receipt

(1) Non-income producing.

(2) Security, or a portion thereof, has been segregated for futures contracts.

See Notes to Financial Statements.

------
13

SCHEDULE OF INVESTMENTS
NT Mid Cap Value

SEPTEMBER 30, 2008 (UNAUDITED)

Shares                                                                       Value

Common Stocks -- 98.0%

AEROSPACE & DEFENSE -- 0.5%
          3,600  Northrop Grumman Corp.                                  $ 217,945
                                                                       -----------
AIRLINES -- 0.3%
         11,138  Southwest Airlines Co.                                    161,612
                                                                       -----------
AUTO COMPONENTS -- 1.0%
         14,110  Autoliv, Inc.                                             476,213
                                                                       -----------
AUTOMOBILES -- 1.0%
          7,800  Bayerische Motoren Werke AG ORD                           304,287
         13,025  Winnebago Industries, Inc.                                168,283
                                                                       -----------
                                                                           472,570
                                                                       -----------
BEVERAGES -- 1.8%
         34,400  Coca-Cola Enterprises Inc.                                576,888
         10,400  Pepsi Bottling Group Inc.                                 303,368
                                                                       -----------
                                                                           880,256
                                                                       -----------
BUILDING PRODUCTS -- 0.2%
          6,563  Masco Corp.                                               117,740
                                                                       -----------
CAPITAL MARKETS -- 3.3%
         20,800  AllianceBernstein Holding L.P.                            769,808
         12,500  Ameriprise Financial Inc.                                 477,500
          9,900  Legg Mason, Inc.                                          376,794
                                                                       -----------
                                                                         1,624,102
                                                                       -----------
CHEMICALS -- 3.4%
          7,200  Ecolab Inc.                                               349,344
         16,198  International Flavors & Fragrances Inc.                   639,173
          2,870  Minerals Technologies Inc.                                170,363
          7,200  Rohm & Haas Co.                                           504,000
                                                                       -----------
                                                                         1,662,880
                                                                       -----------
COMMERCIAL BANKS -- 3.7%
         18,932  Associated Banc-Corp                                      377,693
          6,400  BancorpSouth Inc.                                         180,032
         11,205  Commerce Bancshares, Inc.                                 519,912
         15,568  Marshall & Ilsley Corp.                                   313,695
          2,723  SunTrust Banks, Inc.                                      122,508
          6,900  Synovus Financial Corp.                                    71,415
          6,000  United Bankshares, Inc.                                   210,000
                                                                       -----------
                                                                         1,795,255
                                                                       -----------
COMMERCIAL SERVICES & SUPPLIES -- 4.4%
         14,300  Avery Dennison Corp.                                      636,064
         14,153  HNI Corp.                                                 358,637
         11,263  Pitney Bowes, Inc.                                        374,607

Shares                                                                       Value

         10,598  Republic Services, Inc.                                 $ 317,728
         13,696  Waste Management, Inc.                                    431,287
                                                                       -----------
                                                                         2,118,323
                                                                       -----------
COMMUNICATIONS EQUIPMENT -- 0.6%
         27,400  Emulex Corp.(1)                                           292,358
                                                                       -----------
COMPUTERS & PERIPHERALS -- 1.2%
         17,014  Diebold, Inc.                                             563,334
                                                                       -----------
CONTAINERS & PACKAGING -- 2.5%
         35,740  Bemis Co., Inc.                                           933,529
         12,300  Pactiv Corp.(1)                                           305,409
                                                                       -----------
                                                                         1,238,938
                                                                       -----------
DISTRIBUTORS -- 1.1%
         12,856  Genuine Parts Co.                                         516,940
                                                                       -----------
DIVERSIFIED -- 4.2%
         49,100  iShares Russell Midcap Value Index Fund                 1,925,702
          1,596  iShares S&P MidCap 400 Index Fund                         115,487
                                                                       -----------
                                                                         2,041,189
                                                                       -----------
DIVERSIFIED FINANCIAL SERVICES -- 0.7%
         10,500  McGraw-Hill Companies, Inc. (The)                         331,905
                                                                       -----------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.2%
          5,800  CenturyTel Inc.                                           212,570
          4,700  Embarq Corp.                                              190,585
         13,600  Frontier Communications Corp.                             156,400
                                                                       -----------
                                                                           559,555
                                                                       -----------
ELECTRIC UTILITIES -- 6.7%
         29,784  Empire District Electric Co.                              635,888
         25,024  IDACORP, Inc.                                             727,948
         33,296  Portland General Electric Co.                             787,784
         36,000  Sierra Pacific Resources                                  344,880
         34,031  Westar Energy Inc.                                        784,074
                                                                       -----------
                                                                         3,280,574
                                                                       -----------
ELECTRICAL EQUIPMENT -- 1.4%
         18,800  Hubbell Inc. Cl B                                         658,940
                                                                       -----------
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS -- 3.2%
          7,900  AVX Corp.                                                  80,501
          5,529  Littelfuse, Inc.(1)                                       164,377
         30,558  Molex Inc.                                                686,027
         16,824  Tyco Electronics Ltd.                                     465,352
         27,200  Vishay Intertechnology, Inc.(1)                           180,064
                                                                       -----------
                                                                         1,576,321
                                                                       -----------

------
14

Shares                                                                       Value

FOOD PRODUCTS -- 4.6%
          5,000  Campbell Soup Co.                                       $ 193,000
         48,507  ConAgra Foods, Inc.                                       943,946
          7,606  Hershey Co. (The)                                         300,741
          3,300  Hormel Foods Corp.                                        119,724
          4,600  Kellogg Co.                                               258,060
         31,390  Maple Leaf Foods Inc. ORD                                 252,146
         13,174  Tyson Foods, Inc. Cl A                                    157,298
                                                                       -----------
                                                                         2,224,915
                                                                       -----------
GAS UTILITIES -- 2.1%
         10,300  AGL Resources Inc.                                        323,214
         12,320  Southwest Gas Corp.                                       372,803
         10,553  WGL Holdings Inc.                                         342,445
                                                                       -----------
                                                                         1,038,462
                                                                       -----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 3.4%
         11,860  Beckman Coulter, Inc.                                     841,941
         13,900  Boston Scientific Corp.(1)                                170,553
          3,300  Hospira Inc.(1)                                           126,060
         10,762  Symmetry Medical Inc.(1)                                  199,743
          5,100  Zimmer Holdings Inc.(1)                                   329,256
                                                                       -----------
                                                                         1,667,553
                                                                       -----------
HEALTH CARE PROVIDERS & SERVICES -- 1.0%
          6,400  LifePoint Hospitals Inc.(1)                               205,696
          4,800  Patterson Companies, Inc.(1)                              145,968
          2,102  Universal Health Services, Inc. Cl B                      117,775
                                                                       -----------
                                                                           469,439
                                                                       -----------
HEALTH CARE TECHNOLOGY -- 0.5%
         13,900  IMS Health Inc.                                           262,849
                                                                       -----------
HOTELS, RESTAURANTS & LEISURE -- 3.0%
         19,686  International Speedway Corp. Cl A                         765,983
         35,730  Speedway Motorsports Inc.                                 696,020
                                                                       -----------
                                                                         1,462,003
                                                                       -----------
HOUSEHOLD DURABLES -- 0.7%
          4,100  Whirlpool Corp.                                           325,089
                                                                       -----------
HOUSEHOLD PRODUCTS -- 4.2%
          5,900  Clorox Co.                                                369,871
         25,595  Kimberly-Clark Corp.                                    1,659,580
                                                                       -----------
                                                                         2,029,451
                                                                       -----------
INSURANCE -- 8.6%
         18,035  Allstate Corp.                                            831,774
         16,100  Chubb Corp.                                               883,890
         14,639  Gallagher (Arthur J.) & Co.                               375,637

Shares                                                                       Value

          2,943  Hartford Financial Services Group Inc. (The)            $ 120,634
          9,400  HCC Insurance Holdings, Inc.                              253,800
         30,151  Horace Mann Educators Corp.                               388,043
          8,500  Lincoln National Corp.                                    363,885
         29,754  Marsh & McLennan Companies, Inc.                          944,988
                                                                       -----------
                                                                         4,162,651
                                                                       -----------
IT SERVICES -- 0.4%
          4,000  Automatic Data Processing, Inc.                           171,000
                                                                       -----------
LEISURE EQUIPMENT & PRODUCTS -- 0.3%
          7,885  RC2 Corp.(1)                                              157,700
                                                                       -----------
MACHINERY -- 2.0%
         31,145  Altra Holdings Inc.(1)                                    459,700
          6,500  Dover Corp.                                               263,575
          5,700  Kaydon Corp.                                              256,842
                                                                       -----------
                                                                           980,117
                                                                       -----------
METALS & MINING -- 0.8%
          9,200  Alcoa Inc.                                                207,736
          5,000  Newmont Mining Corp.                                      193,800
                                                                       -----------
                                                                           401,536
                                                                       -----------
MULTILINE RETAIL -- 0.2%
          4,500  Family Dollar Stores, Inc.                                106,650
                                                                       -----------
MULTI-UTILITIES -- 4.8%
         10,900  Ameren Corp.                                              425,427
          7,600  Consolidated Edison, Inc.                                 326,496
         11,594  Puget Energy, Inc.                                        309,560
         14,960  Wisconsin Energy Corp.                                    671,704
         30,797  Xcel Energy Inc.                                          615,632
                                                                       -----------
                                                                         2,348,819
                                                                       -----------
OIL, GAS & CONSUMABLE FUELS -- 4.6%
          5,748  Apache Corp.                                              599,401
         29,542  Equitable Resources Inc.                                1,083,896
          2,300  Murphy Oil Corp.                                          147,522
          4,700  Noble Energy Inc.                                         261,273
         10,300  Talisman Energy Inc.                                      146,466
                                                                       -----------
                                                                         2,238,558
                                                                       -----------
PAPER & FOREST PRODUCTS -- 2.0%
          7,400  International Paper Co.                                   193,732
         14,948  MeadWestvaco Corp.                                        348,438
          7,206  Weyerhaeuser Co.                                          436,539
                                                                       -----------
                                                                           978,709
                                                                       -----------
PHARMACEUTICALS -- 1.4%
         17,900  Bristol-Myers Squibb Co.                                  373,215
         10,252  Watson Pharmaceuticals, Inc.(1)                           292,182
                                                                       -----------
                                                                           665,397
                                                                       -----------

------
15

Shares                                                                       Value

REAL ESTATE INVESTMENT TRUSTS (REITS) -- 3.4%
          3,600  Boston Properties Inc.                                  $ 337,176
         14,900  Host Hotels & Resorts Inc.                                198,021
          6,800  ProLogis                                                  280,636
          2,500  Public Storage Inc.                                       247,525
         12,188  Rayonier, Inc.                                            577,102
                                                                       -----------
                                                                         1,640,460
                                                                       -----------
ROAD & RAIL -- 0.3%
          8,800  Heartland Express, Inc.                                   136,576
                                                                       -----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 1.5%
         13,200  Applied Materials, Inc.                                   199,716
         11,800  KLA-Tencor Corp.                                          373,470
         22,000  Teradyne, Inc.(1)                                         171,820
                                                                       -----------
                                                                           745,006
                                                                       -----------
SOFTWARE -- 0.6%
         14,935  Synopsys, Inc.(1)                                         297,953
                                                                       -----------
SPECIALTY RETAIL -- 0.8%
         12,162  Lowe's Companies, Inc.                                    288,118
          1,900  Sherwin-Williams Co. (The)                                108,604
                                                                       -----------
                                                                           396,722
                                                                       -----------
THRIFTS & MORTGAGE FINANCE -- 3.7%
         70,033  People's United Financial, Inc.                         1,348,135
         23,500  Washington Federal, Inc.                                  433,575
                                                                       -----------
                                                                         1,781,710
                                                                       -----------

Shares                                                                       Value

TRADING COMPANIES & DISTRIBUTORS -- 0.3%
          9,400  Interline Brands Inc.(1)                                $ 152,374
                                                                       -----------
WATER UTILITIES -- 0.4%
          9,414  American Water Works Co., Inc.                            202,401
                                                                       -----------
TOTAL COMMON STOCKS
(Cost $49,044,494)                                                      47,631,050
                                                                       -----------

Temporary Cash Investments -- 1.2%

Repurchase Agreement, Deutsche Bank Securities, Inc.,
(collateralized by various U.S. Treasury obligations, 7.125%,
2/15/23, valued at $611,681), in a joint trading account at 0.40%,
dated 9/30/08, due 10/1/08 (Delivery value $600,007) (Cost $600,000)       600,000
                                                                       -----------
TOTAL INVESTMENT SECURITIES -- 99.2%
(Cost $49,644,494)                                                      48,231,050
                                                                       -----------
OTHER ASSETS AND LIABILITIES -- 0.8%                                       412,838
                                                                       -----------
TOTAL NET ASSETS -- 100.0%                                             $48,643,888
                                                                       ===========

Forward Foreign Currency Exchange Contracts
    Contracts to Sell       Settlement Date     Value     Unrealized Gain (Loss)

335,185     CAD for USD        10/31/08        $315,470                    $ 8,803
142,131     Euro for USD       10/31/08         200,742                      6,942
                                               --------                   --------
                                               $516,212                    $15,745
                                               ========                   ========

(Value on Settlement Date $531,957)

Notes to Schedule of Investments

CAD = Canadian Dollar

ORD = Foreign Ordinary Share

USD = United States Dollar

(1) Non-income producing.

See Notes to Financial Statements.

------
16

STATEMENT OF ASSETS AND LIABILITIES

SEPTEMBER 30, 2008 (UNAUDITED)
                                                            NT Large
                                                             Company    NT Mid Cap
                                                               Value         Value
ASSETS

Investment securities, at value (cost of
$116,899,742 and $49,644,494, respectively)             $104,130,005   $48,231,050

Cash                                                         587,933       288,174

Receivable for investments sold                              130,384     1,637,697

Receivable for forward foreign currency exchange
contracts                                                         --        15,745

Receivable for variation margin on futures contracts         179,820            --

Dividends and interest receivable                            178,792       105,208
                                                        ------------   -----------
                                                         105,206,934    50,277,874
                                                        ------------   -----------

LIABILITIES

Payable for investments purchased                             66,489     1,600,949

Accrued management fees                                       55,599        33,037
                                                        ------------   -----------
                                                             122,088     1,633,986
                                                        ------------   -----------

NET ASSETS                                              $105,084,846   $48,643,888
                                                        ============   ===========

INSTITUTIONAL CLASS CAPITAL SHARES, $0.01 PAR VALUE

Authorized                                                30,000,000    30,000,000
                                                        ============   ===========
Outstanding                                               12,523,496     5,504,501
                                                        ============   ===========

NET ASSET VALUE PER SHARE                                      $8.39         $8.84
                                                        ============   ===========

NET ASSETS CONSIST OF:

Capital (par value and paid-in surplus)                 $128,202,800   $55,100,302

Undistributed net investment income                           70,701        60,370

Accumulated net realized loss on investment and
foreign currency transactions                           (10,071,534)   (5,119,081)

Net unrealized depreciation on investments and
translation of assets and liabilities in foreign
currencies                                              (13,117,121)   (1,397,703)
                                                        ------------   -----------
                                                        $105,084,846   $48,643,888
                                                        ============   ===========

See Notes to Financial Statements.

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17

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2008 (UNAUDITED)
                                                            NT Large
                                                             Company    NT Mid Cap
                                                               Value         Value

INVESTMENT INCOME (LOSS)

INCOME:

Dividends (net of foreign taxes withheld of
$11,931 and $1,914 respectively)                         $ 1,569,759     $ 664,208

Interest                                                      48,316         6,893

Securities lending, net                                       16,215        27,751
                                                       -------------   -----------
                                                           1,634,290       698,852
                                                       -------------   -----------

EXPENSES:

Management fees                                              332,147       196,917

Directors' fees and expenses                                   1,602           737

Other expenses                                                   104         1,306
                                                       -------------   -----------
                                                             333,853       198,960
                                                       -------------   -----------

NET INVESTMENT INCOME (LOSS)                               1,300,437       499,892
                                                       -------------   -----------

REALIZED AND UNREALIZED GAIN (LOSS)

NET REALIZED GAIN (LOSS) ON:

Investment and foreign currency transactions             (9,112,594)     (731,797)

Futures transactions                                       (267,226)            --
                                                       -------------   -----------
                                                         (9,379,820)     (731,797)
                                                       -------------   -----------
CHANGE IN NET UNREALIZED APPRECIATION
(DEPRECIATION) ON:

Investments and translation of assets and
liabilities in foreign currencies                        (6,473,045)     (421,559)

Futures                                                    (333,926)            --
                                                       -------------   -----------
                                                         (6,806,971)     (421,559)
                                                       -------------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)                 (16,186,791)   (1,153,356)
                                                       -------------   -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
FROM OPERATIONS                                        $(14,886,354)    $(653,464)
                                                       =============   ===========

See Notes to Financial Statements.

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18

STATEMENT OF CHANGES IN NET ASSETS

SIX MONTHS ENDED SEPTEMBER 30, 2008 (UNAUDITED) AND YEAR ENDED MARCH 31, 2008
                                NT Large Company Value            NT Mid Cap Value
Increase (Decrease) in                       March 31,     Sept. 30,     March 31,
Net Assets               Sept. 30, 2008           2008          2008          2008

OPERATIONS

Net investment income
(loss)                      $ 1,300,437    $ 1,860,725     $ 499,892     $ 588,915

Net realized gain
(loss)                      (9,379,820)        231,787     (731,797)   (2,452,313)

Change in net
unrealized
appreciation
(depreciation)              (6,806,971)   (12,577,054)     (421,559)   (2,674,647)
                           ------------   ------------   -----------   -----------
Net increase
(decrease) in net
assets resulting from
operations                 (14,886,354)   (10,484,542)     (653,464)   (4,538,045)
                           ------------   ------------   -----------   -----------

DISTRIBUTIONS TO SHAREHOLDERS

From net investment
income                      (1,252,090)    (1,863,182)     (479,235)     (608,003)

From net realized gains              --    (1,095,232)            --   (3,708,762)
                           ------------   ------------   -----------   -----------
Decrease in net assets
from distributions          (1,252,090)    (2,958,414)     (479,235)   (4,316,765)
                           ------------   ------------   -----------   -----------

CAPITAL SHARE TRANSACTIONS

Proceeds from shares
sold                         26,541,866     48,365,507     8,728,317    25,235,011

Payments for shares
redeemed                    (3,936,140)    (8,275,312)   (4,783,670)   (3,922,971)
                           ------------   ------------   -----------   -----------
Net increase
(decrease) in net
assets from capital
share transactions           22,605,726     40,090,195     3,944,647    21,312,040
                           ------------   ------------   -----------   -----------

NET INCREASE
(DECREASE) IN NET
ASSETS                        6,467,282     26,647,239     2,811,948    12,457,230

NET ASSETS

Beginning of period          98,617,564     71,970,325    45,831,940    33,374,710
                           ------------   ------------   -----------   -----------
End of period              $105,084,846    $98,617,564   $48,643,888   $45,831,940
                           ============   ============   ===========   ===========

Undistributed net
investment income               $70,701        $22,354       $60,370       $39,713
                           ============   ============   ===========   ===========

TRANSACTIONS IN SHARES OF THE FUNDS

Sold                          2,805,013      4,428,581       949,049     2,465,147

Redeemed                      (442,744)      (732,587)     (517,221)     (349,992)
                           ------------   ------------   -----------   -----------
Net increase
(decrease) in shares
of the funds                  2,362,269      3,695,994       431,828     2,115,155
                           ============   ============   ===========   ===========

See Notes to Financial Statements.

------
19

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2008 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Capital Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. NT Large Company Value Fund (NT Large
Company Value) and NT Mid Cap Value Fund (NT Mid Cap Value) (collectively, the funds) are two funds in a series issued by the corporation. The funds are diversified under the 1940 Act. The funds' investment objective is to seek long-term capital growth. Income is a secondary objective. The funds pursue their investment objective by investing in stocks of companies that management believes to be undervalued at the time of purchase. NT Large Company Value invests primarily in companies with larger market capitalization. NT Mid Cap
Value invests in mid-sized market capitalization companies. The funds are not permitted to invest in any securities issued by companies assigned the Global
Industry Classification Standard for the tobacco industry. The following is a summary of the funds' significant accounting policies.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the funds determine that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund's net asset value. Certain other circumstances may cause the funds to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

SECURITY TRANSACTIONS -- For financial reporting purposes, security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The funds estimate the components of distributions received that may be considered nontaxable distributions or capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

EXCHANGE TRADED FUNDS -- The funds may invest in exchange traded funds (ETFs).
ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.
Additionally, ETFs have management fees, which increase their cost.

FOREIGN CURRENCY TRANSACTIONS -- All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. For assets and liabilities, other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates.

------
20

Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on investment transactions and unrealized appreciation
(depreciation) on investments, respectively. Certain countries may impose taxes on the contract amount of purchases and sales of foreign currency contracts in their currency. The funds record the foreign tax expense, if any, as a reduction to the net realized gain (loss) on foreign currency transactions.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The funds may enter into forward foreign currency exchange contracts to facilitate transactions of securities denominated in a foreign currency or to hedge the funds' exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the funds and the resulting unrealized appreciation or depreciation are determined daily using prevailing exchange rates. The funds bear the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract.
Additionally, losses may arise if the counterparties do not perform under the contract terms.

FUTURES CONTRACTS -- The funds may enter into futures contracts in order to manage the funds' exposure to changes in market conditions. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. Upon entering into a futures contract, the funds are required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin)
are made or received daily, in cash, by the funds. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. The funds recognize a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of realized gain (loss) on futures transactions and unrealized appreciation
(depreciation) on futures, respectively.

SECURITIES ON LOAN -- The funds may lend portfolio securities through their lending agent to certain approved borrowers in order to earn additional income. The income earned, net of any rebates or fees, is included in the
Statement of Operations. The funds continue to recognize any gain or loss in the market price of the securities loaned and record any interest earned or dividends declared.

REPURCHASE AGREEMENTS -- The funds may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the
investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. Each fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable each fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to each fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the
Securities and Exchange Commission, each fund, along with other registered investment companies having management agreements with ACIM or American
Century Global Investment Management, Inc. (ACGIM), may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or
Agency obligations.

INCOME TAX STATUS -- It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. The funds have adopted the provisions of Financial Accounting
Standards Board Interpretation No. 48, "Accounting for Income Taxes" during the current fiscal year. All tax years for the funds remain subject to examination by tax authorities. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes. Interest and penalties associated with any federal or state income tax obligations, if any, are recorded as interest expense.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income are declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

------
21

INDEMNIFICATIONS -- Under the corporation's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. The risk of material loss from such claims is considered by management to be remote.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with ACIM, under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee). The Agreement provides that all expenses of the funds, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of each fund and paid monthly in arrears. For funds with a stepped fee schedule, the rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account all of the investment advisor's assets under management in each fund's investment strategy (strategy assets) to calculate the appropriate fee rate for each fund. The strategy assets include each fund's assets and the assets of other clients of the investment advisor that are not in the American
Century Investments family of funds, but that have the same investment team and investment strategy. The annual management fee schedule for NT Large
Company Value ranges from 0.50% to 0.70%. The effective annual management fee for NT Large Company Value for the six months ended September 30, 2008 was
0.62%. The annual management fee for NT Mid Cap Value is 0.80%.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of
American Century Companies, Inc. (ACC), the parent of the corporation's investment advisor, ACIM, the distributor of the corporation, American Century
Investment Services, Inc., and the corporation's transfer agent, American
Century Services, LLC. The funds are wholly owned, in aggregate, by various funds in a series issued by American Century Asset Allocation Portfolios, Inc.
(ACAAP). ACAAP does not invest in the funds for the purpose of exercising management or control.

The funds are eligible to invest in a money market fund for temporary purposes, which is managed by J.P. Morgan Investment Management, Inc. (JPMIM).
JPMIM is a wholly owned subsidiary of JPMorgan Chase & Co. (JPM). JPM is an equity investor in ACC. The funds have a securities lending agreement with
JPMorgan Chase Bank (JPMCB). JPMCB is a custodian of the funds and a wholly owned subsidiary of JPM.

3. INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, for the six months ended September 30, 2008, were as follows:

                         NT Large Company Value   NT Mid Cap Value
Purchases                      $35,778,994           $44,445,847
Proceeds from sales            $14,861,287           $40,084,150

------
22

4. SECURITIES LENDING

As of September 30, 2008, the funds did not have any securities on loan. JPMCB receives and maintains collateral in the form of cash and/or acceptable securities as approved by ACIM. Cash collateral is invested in authorized investments by the lending agent in a pooled account. The value of cash collateral received at period end is disclosed in the Statement of Assets and
Liabilities and investments made with the cash by the lending agent are listed in the Schedule of Investments. Any deficiencies or excess of collateral must be delivered or transferred by the member firms no later than the close of business on the next business day. The funds' risks in securities lending are that the borrower may not provide additional collateral when required or return the securities when due. If the borrower defaults, receipt of the collateral by the funds may be delayed or limited.

5. FAIR VALUE MEASUREMENTS

The funds' securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the funds. In conformity with accounting principles generally accepted in the
United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

* Level 1 valuation inputs consist of actual quoted prices based on an active market;

* Level 2 valuation inputs consist of significant direct or indirect observable market data; or

* Level 3 valuation inputs consist of significant unobservable inputs such as the fund's own assumptions.

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the funds' securities and other financial instruments as of September
30, 2008:

                                 Value of Investment     Unrealized Gain (Loss) on
Fund/Valuation Inputs                     Securities  Other Financial Instruments*

NT LARGE COMPANY VALUE

Level 1 -- Quoted Prices                $ 99,330,005                   $ (347,384)

Level 2 -- Other Significant
Observable Inputs                          4,800,000                            --

Level 3 -- Significant
Unobservable Inputs                               --                            --
                                       -------------                   -----------
                                       $ 104,130,005                   $ (347,384)
                                       =============                   ===========

NT MID CAP VALUE

Level 1 -- Quoted Prices                $ 47,074,617                            --

Level 2 -- Other Significant
Observable Inputs                          1,156,433                      $ 15,745

Level 3 -- Significant
Unobservable Inputs                               --                            --
                                       -------------                   -----------
                                        $ 48,231,050                      $ 15,745
                                       =============                   ===========

*Includes forward foreign currency exchange contracts and futures contracts.

6. BANK LINE OF CREDIT

The funds, along with certain other funds managed by ACIM or ACGIM, have a
$500,000,000 unsecured bank line of credit agreement with Bank of America,
N.A. The funds may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement, which is subject to annual renewal, bear interest at the Federal Funds rate plus 0.40%. The funds did not borrow from the line during the six months ended September 30, 2008.

------
23

7. RISK FACTORS

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social, and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions.

8. FEDERAL TAX INFORMATION

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of September 30, 2008, the components of investments for federal income tax purposes were as follows:

                                                          NT Large
                                                           Company      NT Mid Cap
                                                             Value           Value

Federal tax cost of investments                       $117,979,414     $52,435,699
                                                     =============    ============
Gross tax appreciation of investments                   $4,396,371      $1,425,974
Gross tax depreciation of investments                 (18,245,780)     (5,630,623)
                                                     -------------    ------------
Net tax appreciation (depreciation) of
investments                                          $(13,849,409)    $(4,204,649)
                                                     =============    ============

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of March 31, 2008, NT Large Company Value and NT Mid Cap Value had
$(117,578) and $(2,443,256) of capital loss deferrals, respectively. These deferrals represent net capital losses incurred in the five-month period ended
March 31, 2008. The funds have elected to treat such losses as having been incurred in the following fiscal year for federal income tax purposes.

9. RECENTLY ISSUED ACCOUNTING STANDARDS

The Financials Accounting Standards Board (FASB) issued Statement of Financial
Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), in
September 2006, which is effective for fiscal years beginning after November
15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands the required financial statement disclosures about fair value measurements. The adoption of FAS 157 does not materially impact the determination of fair value.

In March 2008, the FASB issued Statement of Financial Accounting Standards No.
161, "Disclosures about Derivative Instruments and Hedging Activities--an amendment of FASB Statement No. 133" (FAS 161). FAS 161 is effective for fiscal years beginning after November 15, 2008. FAS 161 amends and expands disclosures about derivative instruments and hedging activities. FAS 161 requires qualitative disclosures about the objectives and strategies of derivative instruments, quantitative disclosures about the fair value amounts of and gains and losses on derivative instruments, and disclosures of credit-risk-related contingent features in hedging activities. Management is currently evaluating the impact that adopting FAS 161 will have on the financial statement disclosures.

------
24

FINANCIAL HIGHLIGHTS
NT Large Company Value

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
                                                      2008(1)      2008    2007(2)

PER-SHARE DATA

Net Asset Value, Beginning of Period                    $9.71    $11.13     $10.00
                                                     --------   -------   --------
Income From Investment Operations

 Net Investment Income (Loss)                         0.11(3)      0.22       0.18

 Net Realized and Unrealized Gain (Loss)               (1.32)    (1.29)       1.14
                                                     --------   -------   --------
 Total From Investment Operations                      (1.21)    (1.07)       1.32
                                                     --------   -------   --------
Distributions

 From Net Investment Income                            (0.11)    (0.22)     (0.18)

 From Net Realized Gains                                   --    (0.13)     (0.01)
                                                     --------   -------   --------
 Total Distributions                                   (0.11)    (0.35)     (0.19)
                                                     --------   -------   --------
Net Asset Value, End of Period                          $8.39     $9.71     $11.13
                                                     ========   =======   ========

TOTAL RETURN(4)                                      (12.58)%   (9.93)%     13.26%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets    0.63%(5)     0.62%   0.63%(5)

Ratio of Net Investment Income (Loss) to Average
Net Assets                                           2.44%(5)     2.10%   2.01%(5)

Portfolio Turnover Rate                                   15%       20%        18%

Net Assets, End of Period (in thousands)             $105,085   $98,618    $71,970

(1) Six months ended September 30, 2008 (unaudited).

(2) May 12, 2006 (fund inception) through March 31, 2007.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(5) Annualized.

See Notes to Financial Statements.

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25

NT Mid Cap Value

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
                                                     2008(1)       2008    2007(2)

PER-SHARE DATA

Net Asset Value, Beginning of Period                   $9.04     $11.28     $10.00
                                                    --------   --------   --------
Income From Investment Operations

 Net Investment Income (Loss)                        0.09(3)    0.16(3)       0.14

 Net Realized and Unrealized Gain (Loss)              (0.20)     (1.29)       1.44
                                                    --------   --------   --------
 Total From Investment Operations                     (0.11)     (1.13)       1.58
                                                    --------   --------   --------
Distributions

 From Net Investment Income                           (0.09)     (0.15)     (0.12)

 From Net Realized Gains                                  --     (0.96)     (0.18)
                                                    --------   --------   --------
 Total Distributions                                  (0.09)     (1.11)     (0.30)
                                                    --------   --------   --------
Net Asset Value, End of Period                         $8.84      $9.04     $11.28
                                                    ========   ========   ========

TOTAL RETURN(4)                                      (1.27)%   (10.79)%     16.03%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets   0.81%(5)      0.80%   0.80%(5)

Ratio of Net Investment Income (Loss) to Average
Net Assets                                          2.03%(5)      1.48%   1.55%(5)

Portfolio Turnover Rate                                  84%       208%       203%

Net Assets, End of Period (in thousands)             $48,644    $45,832    $33,375

(1) Six months ended September 30, 2008 (unaudited).

(2) May 12, 2006 (fund inception) through March 31, 2007.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(5) Annualized.

See Notes to Financial Statements.

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26

APPROVAL OF MANAGEMENT AGREEMENTS
NT Large Company Value and NT Mid Cap Value

Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated and approved by a majority of a fund's independent directors or trustees (the "Directors") each year. At American Century Investments, this process is referred to as the
"15(c) Process." As a part of this process, the board reviews fund performance, shareholder services, audit and compliance information, and a variety of other reports from the advisor concerning fund operations. In addition to this annual review, the board of directors oversees and evaluates on a continuous basis at its quarterly meetings the nature and quality of significant services performed by the advisor, fund performance, audit and compliance information, and a variety of other reports relating to fund operations. The board, or committees of the board, also holds special meetings as needed.

Under a Securities and Exchange Commission rule, each fund is required to disclose in its annual or semiannual report, as appropriate, the material factors and conclusions that formed the basis for the board's approval or renewal of any advisory agreements within the fund's most recently completed fiscal half-year period.

ANNUAL CONTRACT REVIEW PROCESS

As part of the annual 15(c) Process undertaken during the most recent fiscal half-year period, the Directors reviewed extensive data and information compiled by the advisor and certain independent providers of evaluative data
(the "15(c) Providers") concerning NT Large Company Value and NT Mid Cap Value
(the "funds") and the services provided to the funds under the management agreement. The information considered and the discussions held at the meetings included, but were not limited to:

* the nature, extent and quality of investment management, shareholder services and other services provided to the funds;

* reports on the wide range of programs and services the advisor provides to the funds and its shareholders on a routine and non-routine basis;

* information about the compliance policies, procedures, and regulatory experience of the advisor;

* data comparing the cost of owning the funds to the cost of owning similar funds;

* data comparing the funds' performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

* financial data showing the profitability of the funds to the advisor and the overall profitability of the advisor; and

* data comparing services provided and charges to other investment management clients of the advisor.

In keeping with its practice, the funds' board of directors held two in-person meetings and one telephonic meeting to review and discuss the information provided. The board also had the benefit of the advice of its independent counsel throughout the period.

FACTORS CONSIDERED

The Directors considered all of the information provided by the advisor, the
15(c) Providers, and the board's independent counsel, and evaluated such information for each fund for which the board has responsibility. In connection with their review of

------
27

the fund, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement under the terms ultimately determined by the board to be appropriate, the Directors' decision was based on the following factors.

NATURE, EXTENT AND QUALITY OF SERVICES -- GENERALLY. Under the management agreement, the advisor is responsible for providing or arranging for all services necessary for the operation of the funds. The board noted that under the management agreement, the advisor provides or arranges at its own expense a wide variety of services including:

* fund construction and design

* portfolio security selection

* initial capitalization/funding

* securities trading

* custody of fund assets

* daily valuation of the funds' portfolio

* shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping and communications

* legal services

* regulatory and portfolio compliance

* financial reporting

* marketing and distribution

The Directors noted that many of the services provided by the advisor have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry and the changing regulatory environment. In performing their evaluation, the Directors considered information received in connection with the annual review, as well as information provided on an ongoing basis at their regularly scheduled board and committee meetings.

INVESTMENT MANAGEMENT SERVICES. The nature of the investment management services provided to the funds is quite complex and allows fund shareholders access to professional money management, instant diversification of their investments and liquidity. In evaluating investment performance, the board expects the advisor to manage the funds in accordance with its investment objectives and approved strategies. In providing these services, the advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. At each quarterly meeting the Directors review investment performance information for the funds, together with comparative information for appropriate benchmarks and peer groups of funds managed similarly to the funds. The Directors also review detailed performance information during the
15(c) Process comparing the funds' performance with that of similar funds not managed by the

------
28

advisor. If performance concerns are identified, the Directors discuss with the advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. NT Mid Cap
Value's performance was above the median for its peer group for the three-year period and below the median for the one-year period. NT Large Company Value's performance fell below the median for its peer group for both the one- and three-year periods during the past year. The board discussed the fund's performance with the advisor and was satisfied with the efforts being undertaken by the advisor. The board will continue to monitor these efforts and the performance of the fund. More detailed information about the funds'
performance can be found in the PERFORMANCE and PORTFOLIO COMMENTARY sections of this report.

SHAREHOLDER AND OTHER SERVICES. The advisor provides the funds with a comprehensive package of transfer agency, shareholder, and other services. The
Directors review reports and evaluations of such services at their regular quarterly meetings, including the annual meeting concerning contract review, and reports to the board. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the advisor.

COSTS OF SERVICES PROVIDED AND PROFITABILITY. The advisor provides detailed information concerning its cost of providing various services to the funds, its profitability in managing the funds, its overall profitability, and its financial condition. The Directors have reviewed with the advisor the methodology used to prepare this financial information. This financial information regarding the advisor is considered in order to evaluate the advisor's financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The board concluded that the advisor's profits were reasonable in light of the services provided to the funds.

ETHICS. The Directors generally consider the advisor's commitment to providing quality services to shareholders and to conducting its business ethically.
They noted that the advisor's practices generally meet or exceed industry best practices.

ECONOMIES OF SCALE. The Directors review reports provided by the advisor on economies of scale for the complex as a whole and the year-over-year changes in revenue, costs, and profitability. The Directors concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. This analysis is also complicated by the additional services and content provided by the advisor and its reinvestment in its ability to provide and expand those services. Accordingly, the Directors also seek to evaluate economies of scale by reviewing other information, such as year-over-year profitability of the advisor generally, the profitability of its management of the funds specifically, the expenses incurred by the advisor in providing various functions to the funds, and the fees of competitive funds not managed by the advisor. The Directors believe the advisor is appropriately sharing economies of scale through its competitive fee structure, fee breakpoints as the funds increase in size, and through reinvestment in its business to provide shareholders additional content and services.

------
29

COMPARISON TO OTHER FUNDS' FEES. The funds pay the advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the funds, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the funds' independent directors (including their independent legal counsel).
Under the unified fee structure, the advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The board believes the unified fee structure is a benefit to fund shareholders because it clearly discloses to shareholders the cost of owning fund shares, and, since the unified fee cannot be increased without a vote of fund shareholders, it shifts to the advisor the risk of increased costs of operating the fund and provides a direct incentive to minimize administrative inefficiencies. Part of the
Directors' analysis of fee levels involves reviewing certain evaluative data compiled by a 15(c) Provider comparing the fund's unified fee to the total expense ratio of other funds in the fund's peer group. The unified fee charged to shareholders of each of the funds was below the median of the total expense ratios of their respective peer groups. The board concluded that the management fee paid by the funds to the advisor was reasonable in light of the services provided to the funds.

COMPARISON TO FEES AND SERVICES PROVIDED TO OTHER CLIENTS OF THE ADVISOR. The
Directors also requested and received information from the advisor concerning the nature of the services, fees, and profitability of its advisory services to advisory clients other than the funds. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the funds. The
Directors analyzed this information and concluded that the fees charged and services provided to the funds were reasonable by comparison.

COLLATERAL BENEFITS DERIVED BY THE ADVISOR. The Directors reviewed information from the advisor concerning collateral benefits it receives as a result of its relationship with the funds. They concluded that the advisor's primary business is managing mutual funds and it generally does not use the fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The
Directors noted that the advisor receives proprietary research from broker-dealers that execute fund portfolio transactions and concluded that this research is likely to benefit fund shareholders. The Directors also determined that the advisor is able to provide investment management services to certain clients other than the funds, at least in part, due to its existing infrastructure built to serve the fund complex. The Directors concluded, however, that the assets of those other clients are not material to the analysis and, in any event, are included with the assets of the fund to determine breakpoints in the funds' fee schedule, provided they are managed using the same investment team and strategy.

CONCLUSIONS OF THE DIRECTORS

As a result of this process, the board, including all of the independent directors, in the absence of particular circumstances and assisted by the advice of legal counsel that is independent of the advisor, taking into account all of the factors discussed above and the information provided by the advisor concluded that the investment management agreement between the funds and the advisor is fair and reasonable in light of the services provided and should be renewed.

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30

ADDITIONAL INFORMATION

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain
403(b), 457 and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the funds' investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments' website at americancentury.com and on the
Securities and Exchange Commission's website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the
"About Us" page at americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The funds file their complete schedule of portfolio holdings with the
Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The funds' Forms N-Q are available on the SEC's website at sec.gov, and may be reviewed and copied at the SEC's Public
Reference Room in Washington, DC. Information on the operation of the Public
Reference Room may be obtained by calling 1-800-SEC-0330. The funds also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on their website at americancentury.com and, upon request, by calling 1-800-345-2021.

------
31

INDEX DEFINITIONS

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The RUSSELL 1000® INDEX is a market-capitalization weighted, large-cap index created by Frank Russell Company to measure the performance of the 1,000 largest publicly traded U.S. companies, based on total market capitalization.

The RUSSELL 1000® GROWTH INDEX measures the performance of those Russell 1000
Index companies (the 1,000 largest publicly traded U.S. companies, based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values.

The RUSSELL 1000® VALUE INDEX measures the performance of those Russell 1000
Index companies (the 1,000 largest publicly traded U.S. companies, based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values.

The RUSSELL 2000® INDEX is a market-capitalization weighted index created by
Frank Russell Company to measure the performance of the 2,000 smallest of the
3,000 largest publicly traded U.S. companies, based on total market capitalization.

The RUSSELL 2000® GROWTH INDEX measures the performance of those Russell 2000
Index companies (the 2,000 smallest of the 3,000 largest publicly traded U.S.
companies, based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values.

The RUSSELL 2000® VALUE INDEX measures the performance of those Russell 2000
Index companies (the 2,000 smallest of the 3,000 largest publicly traded U.S.
companies, based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values.

The RUSSELL MIDCAP® INDEX measures the performance of the 800 smallest of the
1,000 largest publicly traded U.S. companies, based on total market capitalization.

The RUSSELL MIDCAP® GROWTH INDEX measures the performance of those Russell
Midcap Index companies (the 800 smallest of the 1,000 largest publicly traded
U.S. companies, based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values.

The RUSSELL MIDCAP® VALUE INDEX measures the performance of those Russell
Midcap Index companies (the 800 smallest of the 1,000 largest publicly traded
U.S. companies, based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values.

The S&P 500 INDEX is a market value-weighted index of the stocks of 500 publicly traded U.S. companies chosen for market size, liquidity, and industry group representation that are considered to be leading firms in dominant industries. Each stock's weight in the index is proportionate to its market value. Created by Standard & Poor's, it is considered to be a broad measure of
U.S. stock market performance.

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32

[back cover]

[american century investments logo and text logo ®]

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE . . . . . . . . . . . . . . .        1-800-345-8765

INVESTOR SERVICES REPRESENTATIVE . . . . . . . . . . . .        1-800-345-2021 or
                                                                816-531-5575

BUSINESS, NOT-FOR-PROFIT, EMPLOYER-SPONSORED
RETIREMENT PLANS . . . . . . . . . . . . . . . . . . . .        1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL PROFESSIONALS, INSURANCE COMPANIES . . . . . .        1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF . . . . . . . . .        1-800-634-4113

AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.

INVESTMENT ADVISOR:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

American Century Investment Services, Inc., Distributor

©2008 American Century Proprietary Holdings, Inc. All rights reserved.

0811
CL-SAN-61609N

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a)  The  schedule  of  investments  is  included  as  part  of  the  report  to stockholders filed under Item 1 of this Form.

(b)  Not applicable.

ITEM 7.  DISCLOSURE  OF PROXY VOTING  POLICIES  AND  PROCEDURES  FOR  CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASES OF EQUITY  SECURITIES  BY  CLOSED-END  MANAGEMENT  INVESTMENT
COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board.

ITEM 11. CONTROLS AND PROCEDURES.

(a)  The  registrant's  principal  executive  officer  and  principal  financial officer  have  concluded  that the  registrant's  disclosure  controls  and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
     1940)  are  effective  based on their  evaluation  of  these  controls  and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the  registrant's  internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment  Company Act of
     1940) that occurred  during the  registrant's  second fiscal quarter of the period  covered  by this  report  that  have  materially  affected,  or are reasonably likely to materially affect,  the registrant's  internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)   Not applicable for semiannual report filings.

(a)(2)   Separate certifications by the registrant's principal executive officer and  principal  financial  officer,  pursuant  to  Section  302  of the
         Sarbanes-Oxley  Act of 2002  and Rule  30a-2(a)  under  the  Investment
         Company  Act  of  1940,  are  filed  and  attached  hereto  as  Exhibit
         99.302CERT.

(a)(3)   Not applicable.

(b)      A certification by the registrant's  chief executive  officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of
         2002, is furnished and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.

By:      /s/  Jonathan S. Thomas
         --------------------------------------------------
         Name:   Jonathan S. Thomas
         Title:  President

Date:    November 28, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:      /s/  Jonathan S. Thomas
         ---------------------------------------------------
         Name:   Jonathan S. Thomas
         Title:  President
                 (principal executive officer)

Date:    November 28, 2008

By:      /s/  Robert J. Leach
         ---------------------------------------------------
         Name:   Robert J. Leach
         Title:  Vice President, Treasurer, and
                 Chief Financial Officer
                 (principal financial officer)

Date:    November 28, 2008